Schedule of Investments (unaudited)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust
3.96%, 03/15/30	$5,500	$5,487,453
3.92%, 10/15/30	4,000	3,971,574
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,174,237
4.65%, 07/15/29	5,560	5,596,103
4.56%, 12/17/29	5,000	5,030,179
4.51%, 04/15/32	5,000	5,024,423
4.28%, 04/15/30	3,580	3,583,763
4.30%, 07/15/30	11,462	11,464,632
BA Credit Card Trust, 4.98%, 11/15/28	29,311	29,447,595
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	1,985,675
BMW Vehicle Lease Trust
4.49%, 10/25/28	2,000	2,005,508
4.15%, 05/25/29	5,000	4,987,041
BMW Vehicle Owner Trust, 4.66%, 12/27/32	1,250	1,257,689
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,966,720
4.65%, 10/15/37	7,780	7,652,591
Class A2, 1.39%, 07/15/30	11,000	10,359,259
Carmax Auto Owner Trust, 4.35%, 07/15/30	12,000	12,021,120
CarMax Auto Owner Trust
6.00%, 07/17/28	2,916	2,938,666
4.64%, 04/15/30	2,560	2,573,439
4.84%, 01/15/30	2,260	2,276,041
4.48%, 03/15/30	2,400	2,408,224
4.96%, 11/15/30	1,000	1,006,854
4.94%, 08/15/29	1,000	1,008,486
4.47%, 01/15/31	1,500	1,502,404
4.04%, 03/17/31	3,800	3,772,638
CarMax Select Receivables Trust
4.83%, 06/16/31	500	499,350
4.43%, 05/17/32	1,200	1,184,868
4.90%, 05/17/32	2,000	1,975,207
Carvana Auto Receivables Trust
4.55%, 08/12/30	1,000	1,002,471
4.24%, 08/11/31	2,000	1,979,500
4.48%, 10/10/31	1,500	1,489,929
4.04%, 11/11/30	1,500	1,495,122
4.26%, 02/10/31	6,250	6,215,416
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,935,842
4.63%, 01/15/31	10,035	10,122,711
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,984,360
6.15%, 06/15/39	3,000	3,277,886
4.30%, 06/21/30	4,000	3,997,914
4.49%, 06/21/32	4,250	4,264,536
CNH Equipment Trust
4.03%, 01/15/30	10,000	9,989,136
5.23%, 11/17/31	2,000	2,031,853
4.30%, 10/15/30	2,500	2,497,111
Drive Auto Receivables Trust
4.67%, 05/17/32	890	893,821
4.94%, 05/17/32	2,000	2,006,910
5.41%, 09/15/32	2,800	2,815,965
Exeter Automobile Receivables Trust
5.92%, 02/15/30	5,000	5,075,386
5.06%, 02/18/31	1,900	1,905,270
5.57%, 10/15/31	1,500	1,513,265
Security	Par (000)	Value
4.57%, 06/16/31	$2,800	$2,786,744
4.68%, 03/15/32	700	697,544
5.16%, 03/15/32	3,750	3,744,644
First National Master Note Trust, 4.85%, 02/15/30	5,000	5,041,572
Ford Credit Auto Lease Trust
4.23%, 12/15/28	5,000	5,003,641
4.30%, 08/15/29	1,250	1,250,336
Ford Credit Auto Owner Trust
4.88%, 09/15/30	2,000	2,010,761
4.45%, 10/15/29	4,250	4,263,859
5.26%, 11/15/29	1,480	1,496,487
4.05%, 10/15/30	3,000	2,977,108
4.40%, 08/15/30	5,700	5,688,657
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	1,982,328
4.63%, 04/15/30	5,100	5,124,931
4.06%, 09/15/30	3,750	3,722,998
GM Financial Automobile Leasing Trust
4.17%, 08/21/28	1,000	1,000,140
4.41%, 08/20/29	1,000	997,970
4.60%, 05/20/30	1,500	1,500,295
GM Financial Consumer Automobile Receivables Trust
5.71%, 02/16/29	9,710	9,862,943
4.44%, 04/16/30	1,000	1,002,805
4.73%, 08/16/30	1,780	1,792,327
4.28%, 04/16/30	3,034	3,038,250
4.18%, 08/16/30	5,000	4,999,899
4.30%, 09/16/31	1,500	1,497,418
3.84%, 02/18/31	3,265	3,231,774
3.97%, 06/16/32	2,625	2,584,790
Harley-Davidson Motorcycle Trust, 4.67%, 04/15/30	2,000	2,010,446
Honda Auto Receivables Owner Trust
4.15%, 10/15/29	2,600	2,597,597
4.04%, 02/21/30	1,750	1,743,371
3.98%, 06/17/30	3,000	2,980,561
4.30%, 11/15/30	2,000	1,998,961
Hyundai Auto Receivables Trust
4.32%, 10/15/29	5,300	5,309,217
4.40%, 04/15/31	1,100	1,100,757
4.36%, 12/17/29	3,300	3,306,580
4.44%, 06/17/30	1,300	1,303,215
4.31%, 06/15/33	1,800	1,764,859
John Deere Owner Trust
4.91%, 02/18/31	1,850	1,865,826
4.06%, 06/15/29	2,140	2,138,915
4.23%, 09/17/29	3,900	3,897,687
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,116,430
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,014,669
4.57%, 11/15/30	500	502,194
Santander Drive Auto Receivables Trust
5.45%, 03/15/30	1,670	1,682,484
5.64%, 08/15/30	3,500	3,544,667
5.14%, 02/17/32	4,100	4,126,463
4.87%, 05/15/31	1,000	1,005,384
5.43%, 03/17/31	500	505,336
4.49%, 09/15/31	2,000	2,002,876
4.68%, 09/15/31	1,500	1,494,255

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.17%, 04/15/30	$3,300	$3,297,664
4.27%, 01/15/32	3,000	2,986,444
4.95%, 01/15/32	2,050	2,039,458
3.93%, 07/15/30	5,800	5,758,405
4.26%, 04/15/32	900	888,450
Synchrony Card Funding LLC, 4.49%, 05/15/31	7,000	7,014,420
Synchrony Card Issuance Trust, 4.06%, 11/15/31	3,380	3,348,237
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	600	601,210
4.49%, 06/17/30	600	601,494
4.76%, 05/15/30	1,000	1,007,927
4.11%, 03/15/30	3,270	3,262,606
4.19%, 01/15/31	2,500	2,486,993
3.84%, 06/17/30	2,500	2,481,507
4.20%, 08/15/31	3,750	3,719,254
Verizon Master Trust
4.17%, 08/20/30	6,300	6,299,836
4.62%, 11/20/30	7,700	7,745,427
3.96%, 08/20/31	3,444	3,414,342
3.94%, 02/20/31	13,500	13,429,748
Volkswagen Auto Lease Trust, 4.01%, 01/22/29	4,700	4,688,237
Volkswagen Auto Loan Enhanced Trust, 4.63%, 07/20/29	6,000	6,029,137
WF Card Issuance Trust, 4.08%, 04/15/31	6,000	5,967,634
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,018,253
4.86%, 11/15/30	2,000	2,019,051
4.34%, 09/16/30	2,300	2,302,619
4.08%, 11/15/30	3,200	3,190,007
3.86%, 05/15/31	5,600	5,539,561
World Omni Automobile Lease Securitization Trust, 4.14%, 05/15/29	12,000	11,931,397
Total Asset-Backed Securities — 0.3% (Cost: $469,248,383)		468,038,432
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	7,260	6,409,022
2.46%, 06/15/64	2,000	1,730,522
2.93%, 02/15/55(a)	3,000	2,714,560
3.20%, 09/15/64(a)	1,000	823,768
3.35%, 01/15/63(a)	1,400	1,213,013
3.39%, 03/15/64(a)	1,000	865,990
4.32%, 05/15/61(a)	1,000	982,217
4.34%, 03/15/61(a)	500	479,616
4.56%, 08/15/61(a)	292	278,867
4.79%, 02/15/52(a)	1,000	909,694
5.54%, 12/25/67	4,000	4,037,813
5.62%, 03/15/58(a)	3,175	3,293,942
5.72%, 06/15/57	4,450	4,646,611
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,369,204
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,476,434
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	972,382
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-BN21, Class A5, 2.85%, 10/17/52	$13,310	$12,529,438
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,017,825
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,178,634
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,084,098
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	881,013
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,956,531
BANK, 2.98%, 11/15/64(a)	2,000	1,668,815
Bank5
5.28%, 08/15/63	2,250	2,283,443
5.45%, 07/15/58	1,000	1,021,405
5.61%, 08/15/57	3,000	3,071,112
5.64%, 10/15/57	2,000	2,034,528
5.65%, 04/15/58	6,000	6,166,684
5.77%, 06/15/57	9,520	9,776,851
5.78%, 04/15/56	310	313,369
5.79%, 06/15/57	2,000	2,045,980
5.88%, 08/15/57	4,000	4,120,218
5.89%, 11/15/57	5,000	5,159,322
6.23%, 05/15/57	3,000	3,103,661
6.42%, 08/15/57(a)	650	658,346
6.49%, 06/15/57(a)	2,950	3,066,338
6.50%, 12/15/56	1,731	1,789,760
6.97%, 05/15/57(a)	2,580	2,687,412
6.97%, 05/15/57(a)	1,000	1,019,300
7.14%, 07/15/56(a)	1,949	2,027,853
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,127,458
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,285,064
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	949,363
BBCMS Mortgage Trust
1.62%, 10/15/53	867	834,094
2.69%, 11/15/54	3,000	2,669,328
3.19%, 02/15/54(a)	500	414,979
4.05%, 12/15/51	4,000	3,954,101
4.44%, 09/15/55	2,000	1,941,939
4.60%, 06/15/55(a)	5,390	5,256,074
5.02%, 09/15/58	5,700	5,742,406
5.12%, 09/15/57	2,500	2,502,624
5.14%, 12/15/57	5,400	5,441,869
5.30%, 12/15/58	6,300	6,395,650
5.40%, 09/15/57	2,500	2,553,192
5.45%, 09/15/55(a)	500	455,888
5.45%, 04/15/56	1,000	1,022,835
5.48%, 11/15/58	1,800	1,823,851
5.52%, 08/15/58	1,000	1,025,999
5.53%, 11/15/57	1,500	1,547,079
5.55%, 07/15/57	993	1,007,473
5.59%, 07/15/58(a)	9,500	9,828,893
5.63%, 09/15/57	5,100	5,167,633
5.71%, 12/15/55(a)	3,160	3,258,352
5.72%, 02/15/57	1,386	1,398,825
5.72%, 02/15/62	5,131	5,363,840
5.81%, 02/15/59(a)	1,840	1,841,582
5.83%, 11/15/57(a)	1,000	1,023,993
5.84%, 09/15/57(a)	3,000	3,075,868
5.84%, 03/15/58	500	516,722

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.84%, 08/15/58(a)	$1,000	$1,023,413
5.87%, 02/15/57	1,000	1,024,793
5.89%, 09/15/57	1,250	1,290,095
5.91%, 12/15/58(a)	750	746,303
5.94%, 05/15/57(a)	2,210	2,214,760
5.95%, 03/15/57	3,000	3,080,130
5.97%, 07/15/56(a)	500	513,004
6.00%, 09/15/56(a)	10,000	10,541,318
6.12%, 07/15/58(a)	1,500	1,544,170
6.13%, 11/15/57	900	927,586
6.15%, 03/15/57(a)	2,800	2,860,739
6.17%, 12/15/55(a)	1,500	1,453,909
6.30%, 09/15/56(a)	1,000	1,049,923
6.30%, 09/15/56(a)	2,000	2,082,728
6.36%, 03/15/57(a)	1,000	1,030,535
6.54%, 05/15/58(a)	1,000	1,039,388
6.64%, 03/15/57(a)	1,660	1,682,212
6.80%, 11/15/56(a)	3,970	4,330,948
6.81%, 05/15/58(a)	500	517,780
7.45%, 12/15/56(a)	1,000	1,052,770
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,506,186
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	9,265,043
Series 2020-C7, Class A5, 2.04%, 04/15/53	13,900	12,532,051
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,520	1,357,113
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,311,422
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,481,735
BBCMS Mortgage Trust 2023-C20, 5.31%, 07/15/56	5,000	5,096,800
BBCMS Trust
2.27%, 07/15/54	2,500	2,364,707
Series 2021-C10, Class A5, 2.49%, 07/15/54	13,066	11,822,257
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,442,699
2.14%, 09/15/54	5,000	4,427,414
2.52%, 11/15/54(a)	1,000	817,519
3.18%, 02/15/53(a)	1,000	875,774
3.46%, 03/15/55(a)	1,500	1,386,695
3.61%, 03/15/55(a)	350	299,222
5.13%, 03/15/59	1,617	1,635,745
5.18%, 04/15/57	500	504,734
5.18%, 10/15/58	1,600	1,620,838
5.21%, 04/15/63	5,000	5,015,673
5.25%, 01/15/58	1,700	1,726,226
5.33%, 02/15/58	6,000	6,051,255
5.36%, 05/15/55	1,997	2,015,067
5.44%, 08/15/58(a)	1,500	1,531,951
5.60%, 08/15/57	3,700	3,778,930
5.66%, 04/15/57	2,000	2,054,494
5.77%, 05/15/56	1,000	1,022,096
5.79%, 04/15/63(a)	2,000	2,058,115
5.86%, 08/15/58(a)	1,000	1,020,680
5.91%, 11/15/57(a)	2,000	2,068,431
6.03%, 12/15/57(a)	1,545	1,586,558
6.06%, 01/10/57(a)	1,610	1,622,545
6.06%, 08/15/57(a)	1,500	1,542,719
6.09%, 04/15/57(a)	1,000	1,032,568
6.38%, 03/15/57	4,460	4,608,403
6.63%, 07/15/57(a)	1,000	1,046,643
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.79%, 03/15/57	$1,500	$1,552,092
6.85%, 05/15/56(a)	500	519,854
6.95%, 07/15/57(a)	1,600	1,674,668
6.95%, 07/15/57(a)	1,000	1,028,871
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,207,195
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,469,975
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,950,965
Series 2018-B5, Class A4, 4.21%, 07/15/51	5,000	4,941,771
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	10,026,886
Series 2018-B7, Class B, 4.82%, 05/15/53(a)	1,100	1,039,157
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,707,548
Series 2019-B11, Class A4, 3.28%, 05/15/52	17,272	16,694,621
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,268,608
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,082,517
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,282,692
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,630,046
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,951,284
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	415,299
Series 2021-B26, Class A5, 2.61%, 06/15/54	1,400	1,255,343
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,132,672
BMARK, 7.46%, 11/15/56(a)	1,097	1,154,030
BMO Mortgage Trust
4.70%, 10/15/58	1,000	992,484
4.81%, 07/15/54(a)	1,933	1,936,058
5.15%, 12/15/57	1,000	1,007,668
5.18%, 10/15/58	1,500	1,516,182
5.21%, 03/15/59	4,089	4,142,559
5.31%, 09/15/54	1,200	1,214,279
5.32%, 09/15/57	500	506,921
5.57%, 06/15/58	1,000	1,030,126
5.58%, 12/15/58	1,200	1,212,151
5.63%, 12/15/57(a)	1,100	1,126,207
5.69%, 02/15/58	7,750	8,050,763
5.74%, 02/15/57	1,000	1,020,775
5.74%, 12/15/57(a)	900	891,805
5.75%, 09/15/57(a)	2,000	2,023,588
5.76%, 07/15/57	2,500	2,607,132
5.78%, 04/15/58(a)	950	977,905
5.86%, 02/15/57	3,000	3,088,078
5.87%, 06/15/58(a)	1,500	1,578,562
5.88%, 09/15/57(a)	500	495,489
5.89%, 11/15/57(a)	3,500	3,557,809
5.91%, 03/15/57(a)	4,000	4,115,465
5.93%, 02/15/59(a)(b)	500	491,260
5.96%, 09/15/56(a)	30,000	31,510,222
6.01%, 07/15/58	568	569,308
6.09%, 09/15/57(a)	750	763,686
6.14%, 03/15/57(a)	2,330	2,383,532
6.16%, 10/15/58(a)	1,000	1,025,782

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.20%, 11/15/57(a)	$3,500	$3,584,075
6.23%, 03/15/57(a)	1,500	1,466,414
6.26%, 04/15/58(a)	1,000	995,181
6.29%, 02/15/57(a)	4,810	4,949,707
6.38%, 07/15/57(a)	500	505,620
6.49%, 05/15/58(a)	500	500,079
6.67%, 12/15/56(a)	1,500	1,601,518
6.86%, 02/15/57(a)	687	697,408
7.24%, 11/15/56(a)	11,200	11,761,001
7.24%, 11/15/56(a)	2,000	2,090,199
CD Mortgage Trust
3.19%, 11/13/50	952	938,872
3.71%, 11/13/50(a)	500	489,077
3.91%, 11/13/50(a)	995	955,416
4.66%, 08/15/51(a)	1,188	1,134,510
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	1,000	975,543
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,893,495
3.74%, 03/10/51	1,849	1,828,973
3.92%, 12/15/72(a)	1,500	1,381,250
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,833,727
Series 2018-C6, Class A4, 4.41%, 11/10/51	693	686,520
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,487,352
Series 2019-GC41, Class A5, 2.87%, 08/10/56	9,000	8,483,368
Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,015,743
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	473,708
4.45%, 04/15/51(a)	1,800	1,728,117
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	990,192
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	22,000	21,835,925
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,433,150
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,813,506
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	5,500	5,362,044
Federal Home Loan Mortgage Corp.
2.98%, 05/25/29	1,472	1,419,581
4.49%, 09/25/34	1,225	1,211,748
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,500,057
2.36%, 10/25/36	5,500	4,415,209
3.00%, 09/25/29	20,868	20,096,873
3.53%, 08/25/32	5,000	4,733,864
3.53%, 09/25/32	1,000	942,777
3.78%, 01/25/32	3,051	3,014,352
3.78%, 11/25/32(a)	17,795	17,059,107
3.80%, 03/25/32	1,893	1,852,389
3.80%, 10/25/32(a)	2,500	2,397,523
3.82%, 12/25/32(a)	21,500	20,622,654
4.05%, 07/25/33	35,000	33,879,897
4.20%, 05/25/33	29,998	29,331,622
4.25%, 04/25/33	40,000	39,249,206
4.27%, 07/25/30(a)	13,200	13,121,676
4.28%, 07/25/30	10,500	10,449,285
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.29%, 07/25/30(a)	$6,500	$6,469,803
4.33%, 06/25/30(a)	18,500	18,436,518
4.35%, 02/25/30(a)	14,300	14,265,103
4.35%, 01/25/33(a)	13,140	12,981,033
4.40%, 06/25/35(a)	3,000	2,934,954
4.46%, 08/25/31	5,000	4,994,350
4.50%, 07/25/33(a)	5,000	4,972,128
4.51%, 07/25/29	5,700	5,715,366
4.51%, 02/25/30(a)	2,460	2,467,172
4.53%, 10/25/35(a)	10,300	10,160,996
4.57%, 12/25/28	3,253	3,263,744
4.58%, 10/25/34(a)	10,000	9,943,813
4.58%, 08/25/35(a)	2,700	2,675,219
4.60%, 09/25/35(a)	5,000	4,960,234
4.74%, 08/25/28(a)	15,000	15,095,025
4.76%, 10/25/34	5,000	5,033,425
4.80%, 09/25/28(a)	3,920	3,949,922
4.85%, 09/25/28	5,000	5,043,226
4.94%, 11/25/30(a)	4,000	4,071,194
5.00%, 02/25/35(a)	3,000	3,067,024
5.15%, 12/25/33(a)	1,875	1,935,725
5.20%, 02/25/31	5,560	5,729,425
5.36%, 01/25/29(a)	14,300	14,611,505
5.40%, 01/25/29	15,000	15,339,648
5.40%, 01/25/29	8,000	8,174,742
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,884,982
1.78%, 11/25/31(a)	5,500	4,820,060
1.81%, 10/25/31(a)	3,000	2,645,107
1.93%, 01/25/32(a)	1,521	1,337,000
2.40%, 11/25/31	5,000	4,528,323
2.59%, 06/25/32(a)	1,048	946,062
4.17%, 07/25/28(a)	18,327	18,248,668
Series 2017, Class A2, 2.97%, 09/25/27(a)	1,495	1,477,147
Series 2020-M20, Class A2, 1.44%, 10/25/29	12,382	11,276,178
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	481,816
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,500	2,228,595
4.07%, 12/25/30(a)	25,000	24,633,249
4.32%, 03/25/36(a)	2,200	2,129,974
4.39%, 12/25/35(a)	14,340	13,978,237
4.66%, 12/25/34(a)	11,500	11,491,750
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,548,931
2.38%, 05/12/53	3,265	2,999,044
2.75%, 09/10/52	1,396	1,319,478
2.91%, 02/13/53	1,000	941,278
3.45%, 05/12/53(a)	1,840	1,626,752
3.70%, 02/10/52	1,000	978,327
4.38%, 07/10/51(a)	2,433	2,376,124
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,852,021
Series 2017-GS7, Class A4, 3.43%, 08/10/50	134	132,329
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,967,440
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,968,891

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-GC38, Class A4, 3.97%, 02/10/52	$2,500	$2,453,162
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	1,796	1,731,722
4.03%, 03/10/52	3,749	3,596,203
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	378,453
5.63%, 08/15/58	255	264,458
5.64%, 03/15/58	400	410,615
Morgan Stanley Capital I, 4.31%, 12/15/50(a)	796	766,374
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,552,201
2.70%, 07/15/53	200	168,609
2.73%, 05/15/54	1,275	1,155,227
2.75%, 06/15/54(a)	2,000	1,737,140
2.88%, 02/15/53	1,264	1,142,488
3.44%, 06/15/54(a)	1,000	830,916
3.54%, 02/15/53(a)	500	433,527
3.65%, 11/15/52(a)	500	453,119
3.65%, 11/15/52(a)	1,000	861,341
4.86%, 07/15/51(a)	1,000	964,560
Series 2018, Class A3, 4.14%, 10/15/51	17,376	17,190,385
Series 2018-H3, Class A4, 3.91%, 07/15/51	406	401,135
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,518,830
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,342,071
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,557,414
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,276,698
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,567,992
UBS Commercial Mortgage Trust
4.03%, 08/15/51	5,496	5,432,063
4.57%, 12/15/50(a)	528	498,872
4.67%, 12/15/51(a)	1,000	969,965
4.75%, 12/15/51(a)	1,500	1,475,889
5.10%, 12/15/51(a)	750	725,680
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,980,912
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	1,796	1,712,128
2.70%, 07/15/53	375	309,990
3.31%, 11/15/54	500	410,014
4.15%, 03/15/51(a)	1,749	1,720,380
4.29%, 06/15/52(a)	1,294	1,103,469
4.55%, 03/15/52	1,000	967,644
4.67%, 09/15/61(a)	3,000	2,942,932
5.19%, 10/15/58	1,000	1,011,495
5.59%, 07/15/58	2,950	3,026,381
5.65%, 02/15/58	1,031	1,069,543
5.80%, 05/15/59	10,000	10,246,334
5.92%, 07/15/58	1,000	1,028,817
5.93%, 07/15/57	3,000	3,088,779
5.97%, 10/15/58(a)	250	254,950
5.98%, 10/15/58(a)	500	510,401
6.10%, 01/15/58	1,500	1,560,789
6.10%, 05/15/59(a)	3,200	3,281,569
Class A4, 2.34%, 08/15/54	4,600	4,083,571
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,464,051
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,738,796
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2020-C56, Class A5, 2.45%, 06/15/53	$6,480	$5,975,154
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,768,792
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,691,536
		1,427,755,370
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,462,387,495)		1,427,755,370
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	3,168	2,835,930
2.45%, 04/30/30	3,837	3,530,912
2.60%, 08/01/31	5,764	5,179,550
3.38%, 03/01/41	2,332	1,735,433
4.20%, 03/02/29	1,375	1,358,344
4.20%, 06/01/30	3,897	3,825,466
4.65%, 10/01/28	3,861	3,863,045
4.75%, 03/30/30	3,848	3,858,778
5.00%, 06/02/33	1,660	1,635,188
5.30%, 11/01/34(c)	5,195	5,167,977
5.30%, 06/02/36	1,660	1,612,771
5.40%, 10/01/48	2,730	2,440,068
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	1,055	1,034,789
		38,078,251
Aerospace & Defense — 0.5%
Boeing Co.(The)
2.95%, 02/01/30	5,659	5,332,329
3.20%, 03/01/29	4,841	4,674,218
3.25%, 02/01/28	4,900	4,806,824
3.25%, 03/01/28	2,664	2,609,616
3.25%, 02/01/35	3,389	2,946,017
3.38%, 06/15/46	2,643	1,846,749
3.45%, 11/01/28	2,833	2,763,191
3.50%, 03/01/39	2,054	1,664,792
3.55%, 03/01/38	1,928	1,610,293
3.60%, 05/01/34	3,661	3,304,295
3.63%, 02/01/31	5,657	5,393,934
3.63%, 03/01/48	2,683	1,915,165
3.65%, 03/01/47	2,406	1,735,998
3.75%, 02/01/50	6,686	4,892,640
3.83%, 03/01/59	3,287	2,274,479
3.85%, 11/01/48	2,199	1,623,704
3.90%, 05/01/49	4,396	3,269,553
3.95%, 08/01/59	6,433	4,609,438
5.15%, 05/01/30	17,253	17,535,426
5.71%, 05/01/40	11,047	11,258,673
5.81%, 05/01/50	23,456	23,245,114
5.88%, 02/15/40	2,318	2,375,973
5.93%, 05/01/60	15,042	14,890,024
6.13%, 02/15/33	2,173	2,324,092
6.30%, 05/01/29	5,705	5,968,891
6.39%, 05/01/31	3,805	4,058,402
6.53%, 05/01/34	10,590	11,561,711
6.63%, 02/15/38	2,039	2,235,444
6.86%, 05/01/54	8,215	9,278,673
6.88%, 03/15/39	2,671	2,988,988

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
7.01%, 05/01/64	$4,295	$4,897,824
Embraer Netherlands Finance BV
5.40%, 01/09/38	3,085	2,962,656
5.98%, 02/11/35	285	294,973
GE Capital Funding LLC, 4.55%, 05/15/32	3,742	3,712,486
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,739	4,529,098
General Dynamics Corp.
2.25%, 06/01/31	2,485	2,233,118
2.63%, 11/15/27	2,949	2,891,818
2.85%, 06/01/41	3,189	2,371,197
3.60%, 11/15/42	1,343	1,073,752
3.63%, 04/01/30	5,547	5,375,520
3.75%, 05/15/28	5,338	5,299,558
4.25%, 04/01/40	3,999	3,592,369
4.25%, 04/01/50	4,395	3,708,931
4.95%, 08/15/35	2,480	2,490,646
General Electric Co.
4.30%, 07/29/30	2,980	2,961,484
4.35%, 05/01/50	2,025	1,709,214
4.50%, 03/11/44	1,600	1,421,518
4.90%, 01/29/36	4,205	4,198,814
5.88%, 01/14/38	3,097	3,303,599
6.75%, 03/15/32	3,985	4,404,582
6.88%, 01/10/39	2,740	3,170,292
HEICO Corp.
5.25%, 08/01/28	1,840	1,869,428
5.35%, 08/01/33	1,980	2,019,511
Hexcel Corp.
4.90%, 05/15/31	890	888,197
5.88%, 02/26/35	1,135	1,169,071
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	6,800	6,746,167
4.00%, 03/16/29(b)	6,700	6,622,055
4.30%, 03/16/31(b)	11,175	11,003,796
4.60%, 03/16/33(b)	7,450	7,336,645
4.95%, 03/16/36(b)	11,880	11,739,586
5.62%, 03/16/46(b)	5,510	5,493,925
5.73%, 03/16/56(b)	9,965	9,968,264
5.85%, 03/16/66(b)	6,290	6,333,480
Howmet Aerospace, Inc.
3.00%, 01/15/29	2,245	2,164,387
3.75%, 03/03/28	1,220	1,206,053
3.90%, 04/15/29	220	216,559
4.55%, 11/15/32	2,050	2,015,485
4.75%, 04/15/36	220	214,222
4.85%, 10/15/31	1,590	1,599,983
5.95%, 02/01/37	2,105	2,237,194
6.75%, 01/15/28	2,240	2,322,553
L3Harris Technologies, Inc.
1.80%, 01/15/31	4,045	3,558,558
2.90%, 12/15/29	3,196	3,023,216
4.40%, 06/15/28	8,574	8,561,328
4.85%, 04/27/35	1,766	1,736,705
5.05%, 06/01/29	2,470	2,504,089
5.05%, 04/27/45	2,588	2,417,670
5.25%, 06/01/31	2,530	2,584,636
5.35%, 06/01/34	3,305	3,364,383
5.40%, 07/31/33	6,260	6,423,482
5.50%, 08/15/54	3,040	2,936,668
5.60%, 07/31/53	2,410	2,363,264
Security	Par (000)	Value
Aerospace & Defense (continued)
6.15%, 12/15/40	$1,785	$1,884,557
Lockheed Martin Corp.
1.85%, 06/15/30	3,685	3,325,899
2.80%, 06/15/50	4,293	2,708,005
3.60%, 03/01/35	2,328	2,125,467
3.80%, 03/01/45	4,995	3,966,377
3.90%, 06/15/32	3,575	3,461,783
4.07%, 12/15/42	4,973	4,216,566
4.09%, 09/15/52	7,696	6,042,551
4.15%, 08/15/28	2,230	2,225,788
4.15%, 06/15/53	3,740	2,958,739
4.30%, 06/15/62	3,750	2,932,631
4.40%, 08/15/30	2,895	2,887,426
4.45%, 05/15/28	1,935	1,941,817
4.50%, 02/15/29	2,855	2,864,607
4.50%, 05/15/36(c)	2,240	2,170,496
4.70%, 12/15/31	2,220	2,241,255
4.70%, 05/15/46	5,934	5,274,973
4.75%, 02/15/34	3,525	3,511,377
4.80%, 08/15/34	2,630	2,620,405
5.00%, 08/15/35	3,210	3,230,627
5.10%, 11/15/27	4,955	5,026,956
5.20%, 02/15/55(c)	4,460	4,173,454
5.20%, 02/15/64	2,840	2,611,981
5.25%, 01/15/33	4,705	4,877,180
5.70%, 11/15/54	4,275	4,285,855
5.72%, 06/01/40	1,682	1,772,098
5.90%, 11/15/63	2,945	3,024,767
Series B, 6.15%, 09/01/36	2,550	2,777,028
Northrop Grumman Corp.
3.25%, 01/15/28	10,288	10,117,117
3.85%, 04/15/45	2,724	2,151,208
4.03%, 10/15/47	10,166	8,086,409
4.40%, 05/01/30	2,847	2,837,220
4.60%, 02/01/29	2,520	2,535,133
4.65%, 07/15/30	3,515	3,527,122
4.70%, 03/15/33	3,880	3,859,765
4.75%, 06/01/43	4,644	4,223,631
4.90%, 06/01/34	3,340	3,333,221
4.95%, 03/15/53	4,475	3,994,856
5.05%, 11/15/40	1,528	1,479,505
5.15%, 05/01/40	2,585	2,529,332
5.20%, 06/01/54(c)	5,045	4,684,008
5.25%, 07/15/35	2,545	2,591,508
5.25%, 05/01/50	4,473	4,191,414
RTX Corp.
1.90%, 09/01/31	4,631	4,040,669
2.25%, 07/01/30	4,270	3,908,702
2.38%, 03/15/32	4,417	3,900,348
2.82%, 09/01/51	4,524	2,801,834
3.03%, 03/15/52	5,517	3,549,656
3.13%, 07/01/50	4,930	3,274,427
3.75%, 11/01/46	5,134	3,926,641
4.05%, 05/04/47	2,928	2,332,300
4.13%, 11/16/28	12,294	12,215,785
4.15%, 05/15/45	4,000	3,292,417
4.35%, 04/15/47	4,836	4,030,572
4.45%, 11/16/38	3,865	3,579,390
4.50%, 06/01/42	15,847	14,151,588
4.63%, 11/16/48	7,413	6,389,704
4.70%, 12/15/41	2,210	2,035,648

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.80%, 12/15/43	$2,284	$2,059,703
4.88%, 10/15/40	2,829	2,685,936
5.15%, 02/27/33	5,210	5,311,315
5.38%, 02/27/53	4,795	4,551,167
5.40%, 05/01/35	2,002	2,068,346
5.70%, 04/15/40	2,730	2,800,166
5.75%, 01/15/29	3,110	3,212,853
6.00%, 03/15/31	4,555	4,822,580
6.05%, 06/01/36	1,070	1,149,545
6.10%, 03/15/34	6,310	6,775,719
6.13%, 07/15/38	1,930	2,075,953
6.40%, 03/15/54	5,855	6,397,051
7.20%, 08/15/27	2,778	2,874,243
7.50%, 09/15/29	2,868	3,124,537
Spirit AeroSystems, Inc., 4.60%, 06/15/28(c)	540	539,558
		629,399,122
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/32	8,425	7,422,477
3.40%, 05/06/30	4,984	4,766,460
3.40%, 02/04/41	7,227	5,507,604
3.70%, 02/04/51	5,672	3,939,751
3.88%, 09/16/46	6,812	5,068,666
4.00%, 02/04/61(c)	4,275	3,012,091
4.25%, 08/09/42	3,884	3,186,901
4.45%, 05/06/50	2,163	1,708,102
4.50%, 08/06/30	1,935	1,923,572
4.50%, 05/02/43	2,993	2,513,569
4.80%, 02/14/29	8,184	8,236,728
4.88%, 02/04/28	1,810	1,822,091
5.25%, 08/06/35	2,270	2,272,343
5.38%, 01/31/44	8,112	7,574,624
5.63%, 02/06/35	1,880	1,929,918
5.80%, 02/14/39	9,662	9,800,960
5.95%, 02/14/49	10,982	10,812,113
6.20%, 11/01/28	3,580	3,715,164
6.88%, 11/01/33	2,070	2,297,102
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,010	1,226,313
2.90%, 03/01/32	3,675	3,354,425
3.25%, 03/27/30	6,376	6,094,443
3.75%, 09/15/47	2,379	1,813,005
4.02%, 04/16/43	1,707	1,410,210
4.50%, 08/15/33	2,055	2,034,594
4.50%, 03/15/49	3,004	2,571,002
4.54%, 03/26/42	2,207	1,975,629
5.38%, 09/15/35	2,206	2,271,252
5.94%, 10/01/32	1,432	1,525,226
BAT Capital Corp.
2.26%, 03/25/28	4,715	4,536,468
2.73%, 03/25/31	5,598	5,112,651
3.46%, 09/06/29	2,777	2,680,338
3.56%, 08/15/27	5,278	5,230,958
3.73%, 09/25/40	1,950	1,570,924
3.98%, 09/25/50	830	603,552
4.39%, 08/15/37	11,614	10,626,089
4.54%, 08/15/47	8,380	6,896,081
4.63%, 03/22/33	3,620	3,552,490
4.74%, 03/16/32	4,230	4,219,212
4.76%, 09/06/49	4,713	3,961,521
4.91%, 04/02/30	4,943	4,979,511
Security	Par (000)	Value
Agriculture (continued)
5.28%, 04/02/50	$2,797	$2,513,235
5.35%, 08/15/32	3,390	3,480,485
5.63%, 08/15/35(c)	4,200	4,335,264
5.65%, 03/16/52	3,200	3,009,492
5.83%, 02/20/31	3,835	4,002,475
6.00%, 02/20/34	3,745	3,957,505
6.25%, 08/15/55	650	664,123
6.34%, 08/02/30	4,755	5,047,695
6.42%, 08/02/33	5,380	5,825,936
7.08%, 08/02/43	3,740	4,161,749
7.08%, 08/02/53	4,885	5,484,443
7.75%, 10/19/32	2,836	3,242,347
BAT International Finance PLC
4.45%, 03/16/28	6,450	6,451,490
5.93%, 02/02/29	4,970	5,138,595
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	6,070	5,548,217
3.20%, 04/21/31	2,100	1,960,041
3.75%, 09/25/27	3,786	3,759,536
4.10%, 01/07/28	2,660	2,648,419
4.20%, 09/17/29	3,620	3,580,330
4.55%, 08/04/30	6,865	6,830,098
4.65%, 09/17/34	3,685	3,573,176
4.80%, 03/19/33	1,650	1,640,650
5.15%, 08/04/35	2,280	2,276,952
5.15%, 03/19/36	1,730	1,723,844
Philip Morris International, Inc.
1.75%, 11/01/30	4,998	4,433,849
2.10%, 05/01/30	3,288	2,999,629
3.13%, 08/17/27	2,740	2,705,766
3.13%, 03/02/28	2,456	2,405,842
3.38%, 08/15/29	5,431	5,252,458
3.88%, 10/27/28	2,405	2,379,506
3.88%, 08/21/42	3,791	3,095,110
4.00%, 10/29/30	2,975	2,910,358
4.13%, 04/28/28	3,815	3,797,606
4.13%, 04/27/29	2,405	2,383,460
4.13%, 03/04/43	3,849	3,221,539
4.25%, 10/29/32	3,025	2,936,769
4.25%, 11/10/44	4,018	3,366,927
4.38%, 11/01/27	3,510	3,516,234
4.38%, 04/30/30	3,040	3,017,941
4.38%, 11/15/41	3,782	3,313,028
4.50%, 03/20/42	3,455	3,041,970
4.63%, 11/01/29	3,220	3,234,020
4.63%, 10/29/35	3,815	3,681,985
4.75%, 11/01/31	3,960	3,976,338
4.88%, 02/15/28	7,100	7,161,385
4.88%, 02/13/29	3,945	3,985,703
4.88%, 04/30/35	2,545	2,511,379
4.88%, 04/29/36	2,150	2,107,904
4.88%, 11/15/43	3,735	3,397,693
4.90%, 11/01/34	3,515	3,500,742
5.13%, 11/17/27	7,077	7,157,414
5.13%, 02/15/30	6,660	6,787,784
5.13%, 02/13/31	5,675	5,795,024
5.25%, 09/07/28	2,485	2,531,808
5.25%, 02/13/34	8,005	8,156,021
5.38%, 02/15/33	10,120	10,417,255
5.50%, 09/07/30	2,685	2,775,035
5.63%, 11/17/29	7,605	7,862,046

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.63%, 09/07/33	$3,455	$3,604,794
5.75%, 11/17/32	5,841	6,127,903
6.38%, 05/16/38	8,013	8,778,179
Reynolds American, Inc.
5.70%, 08/15/35	3,504	3,615,190
5.85%, 08/15/45	10,103	9,911,489
6.15%, 09/15/43	2,731	2,766,097
7.25%, 06/15/37	2,555	2,916,331
		434,149,738
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	1,350	1,310,101
American Airlines 2026-1 Class A Pass Through Trust, Series A, 5.25%, 05/10/40	500	497,894
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29(c)	2,052	2,015,110
Series 2016-1, Class AA, 3.58%, 07/15/29	1,713	1,681,261
Series 2016-2, Class AA, 3.20%, 12/15/29	1,973	1,911,839
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	1,214	1,169,877
Series 2017-1, Class AA, 3.65%, 02/15/29	2,067	2,011,302
Series 2017-2, Class AA, 3.35%, 04/15/31(c)	1,958	1,878,505
Series 2019-1, Class AA, 3.15%, 08/15/33	2,423	2,262,377
Series A, Class A, 2.88%, 01/11/36	3,586	3,202,874
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,732	3,616,057
Delta Air Lines, Inc.
3.75%, 10/28/29	2,510	2,425,533
4.38%, 04/19/28	1,950	1,942,048
4.95%, 07/10/28	4,200	4,222,718
5.25%, 07/10/30	3,115	3,150,930
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(c)	2,372	2,232,640
Series 2019-1, Class AA, 2.75%, 11/15/33	2,339	2,048,894
Southwest Airlines Co.
2.63%, 02/10/30	3,138	2,902,635
3.45%, 11/16/27	2,273	2,237,293
4.38%, 11/15/28	3,860	3,833,293
5.13%, 06/15/27	9,017	9,070,259
5.25%, 11/15/35	3,390	3,286,105
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,487	5,669,668
Series 2016-1, Class AA, 3.10%, 01/07/30(c)	2,633	2,559,455
Series 2016-2, Class AA, 2.88%, 04/07/30	2,277	2,185,585
Series 2018-1, Class AA, 3.50%, 09/01/31	2,307	2,220,348
Series 2019, Class AA, 4.15%, 02/25/33	2,008	1,947,000
Series 2019-2, Class AA, 2.70%, 11/01/33	2,750	2,495,460
Series 2020-1, 5.88%, 04/15/29	3,765	3,808,313
Series 24-A, 5.88%, 08/15/38	1,851	1,855,261
Series AA, 5.45%, 08/15/38	4,215	4,307,143
		85,957,778
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/30	7,250	6,850,447
3.25%, 03/27/40	5,220	4,153,540
3.38%, 11/01/46	3,305	2,391,989
3.38%, 03/27/50	6,577	4,644,905
Security	Par (000)	Value
Apparel (continued)
3.63%, 05/01/43	$2,999	$2,353,353
3.88%, 11/01/45	5,008	3,970,675
PVH Corp., 5.50%, 06/13/30	1,315	1,332,941
Ralph Lauren Corp.
2.95%, 06/15/30	4,219	3,964,888
5.00%, 06/15/32	340	344,068
Tapestry, Inc.
3.05%, 03/15/32	2,503	2,261,824
4.13%, 07/15/27	2,031	2,023,524
5.10%, 03/11/30	1,475	1,490,304
5.50%, 03/11/35	685	690,500
		36,472,958
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	2,992	2,614,921
2.00%, 03/24/28	3,970	3,798,786
2.25%, 01/12/29	3,175	2,991,653
3.50%, 02/15/28	2,746	2,700,469
4.15%, 01/08/29	2,270	2,246,051
4.25%, 09/01/28	2,885	2,868,230
4.40%, 09/05/29	3,730	3,698,435
4.45%, 10/22/27	3,405	3,405,982
4.45%, 01/08/31	2,330	2,289,351
4.50%, 09/04/30	3,105	3,064,110
4.55%, 07/09/27	1,930	1,933,552
4.55%, 03/03/28	2,400	2,401,561
4.60%, 04/17/30	3,800	3,770,727
4.70%, 01/12/28	2,830	2,839,958
4.80%, 03/05/30	2,040	2,038,769
4.85%, 10/23/31	3,395	3,386,907
4.90%, 07/09/27	2,105	2,117,191
4.90%, 03/13/29	3,940	3,969,769
4.90%, 01/10/34	2,375	2,339,545
5.05%, 07/10/31	4,290	4,314,893
5.10%, 01/08/36	2,595	2,552,234
5.13%, 07/07/28	3,465	3,501,654
5.15%, 07/09/32	1,920	1,932,704
5.20%, 03/05/35	2,355	2,348,138
5.65%, 11/15/28	3,615	3,704,527
5.85%, 10/04/30	2,540	2,637,615
Series A, 4.55%, 04/10/28	1,280	1,279,575
Series A, 4.90%, 04/10/31	2,095	2,089,626
Series A, 5.20%, 04/08/33(c)	310	311,433
Cummins, Inc.
1.50%, 09/01/30	4,339	3,846,479
2.60%, 09/01/50	5,475	3,297,984
4.25%, 05/09/28	1,260	1,259,931
4.70%, 02/15/31(c)	3,535	3,558,585
4.88%, 10/01/43	4,631	4,363,815
4.90%, 02/20/29	1,585	1,607,087
5.15%, 02/20/34	1,510	1,538,204
5.30%, 05/09/35	3,430	3,505,540
5.45%, 02/20/54	2,440	2,386,003
Ford Motor Co.
3.25%, 02/12/32	12,315	10,912,802
4.75%, 01/15/43	7,800	6,211,431
5.29%, 12/08/46	5,095	4,253,784
6.10%, 08/19/32	7,725	7,924,372
6.63%, 10/01/28	732	758,415
7.40%, 11/01/46	3,580	3,814,670
7.45%, 07/16/31	5,110	5,577,968

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
9.63%, 04/22/30	$2,170	$2,482,950
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,275	4,131,219
2.90%, 02/10/29	3,960	3,734,423
3.63%, 06/17/31	4,985	4,583,555
3.82%, 11/02/27	3,781	3,725,549
4.00%, 11/13/30	8,660	8,178,380
4.13%, 08/17/27	5,650	5,606,779
4.97%, 04/06/29	2,895	2,874,896
5.11%, 05/03/29	9,900	9,871,140
5.30%, 09/06/29	3,400	3,402,993
5.42%, 04/09/31	3,110	3,099,688
5.73%, 09/05/30	4,220	4,268,630
5.75%, 04/06/33	3,210	3,200,136
5.80%, 03/08/29	6,720	6,816,346
5.87%, 10/31/35	4,345	4,280,227
5.88%, 11/07/29	3,480	3,534,849
5.92%, 03/20/28	3,590	3,641,630
6.05%, 03/05/31	4,850	4,960,497
6.05%, 11/05/31	4,190	4,267,160
6.13%, 03/08/34	7,430	7,533,789
6.47%, 05/22/36	5,480	5,620,709
6.50%, 02/07/35	5,500	5,671,944
6.53%, 03/19/32	3,470	3,602,484
6.80%, 05/12/28	6,635	6,839,934
6.80%, 11/07/28	6,830	7,077,966
7.12%, 11/07/33	5,630	6,035,061
7.20%, 06/10/30	3,970	4,209,614
7.35%, 11/04/27	7,830	8,080,093
7.35%, 03/06/30	5,950	6,332,962
General Motors Co.
4.20%, 10/01/27	4,344	4,331,466
5.00%, 10/01/28	5,260	5,300,842
5.00%, 04/01/35	3,218	3,131,686
5.15%, 04/01/38	4,945	4,710,337
5.20%, 04/01/45	5,737	5,088,645
5.35%, 04/15/28	1,760	1,783,568
5.40%, 10/15/29	3,090	3,156,699
5.40%, 04/01/48(c)	3,566	3,203,077
5.60%, 10/15/32(c)	6,025	6,207,414
5.63%, 04/15/30	2,375	2,444,212
5.95%, 04/01/49(c)	4,290	4,123,058
6.25%, 04/15/35	2,120	2,227,548
6.25%, 10/02/43	6,765	6,799,886
6.60%, 04/01/36	5,280	5,678,925
6.75%, 04/01/46	3,597	3,793,792
6.80%, 10/01/27	5,376	5,520,372
General Motors Financial Co., Inc.
2.35%, 01/08/31	4,590	4,114,342
2.40%, 04/10/28	5,660	5,446,128
2.40%, 10/15/28	5,462	5,193,300
2.70%, 08/20/27	3,844	3,765,931
2.70%, 06/10/31	5,405	4,875,890
3.10%, 01/12/32	4,542	4,113,650
3.60%, 06/21/30	4,201	4,014,984
3.85%, 01/05/28	2,859	2,831,891
4.20%, 10/27/28	3,075	3,050,853
4.30%, 04/06/29	4,630	4,582,392
4.60%, 01/08/31	2,070	2,049,252
4.75%, 04/06/29	2,635	2,640,840
4.90%, 10/06/29	3,705	3,724,793
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 07/15/27	$3,605	$3,628,834
5.05%, 04/04/28	3,570	3,599,771
5.35%, 07/15/27	1,910	1,929,327
5.35%, 01/07/30	3,195	3,257,733
5.45%, 07/15/30	6,465	6,615,712
5.45%, 09/06/34	3,235	3,254,439
5.45%, 01/08/36(c)	2,610	2,604,892
5.55%, 07/15/29	4,470	4,575,951
5.60%, 06/18/31	2,875	2,960,600
5.63%, 04/04/32	2,965	3,046,467
5.65%, 01/17/29	3,019	3,087,292
5.75%, 02/08/31	6,355	6,575,611
5.80%, 06/23/28	3,745	3,827,885
5.80%, 01/07/29	5,040	5,180,317
5.85%, 04/06/30	3,850	3,992,996
5.90%, 01/07/35	4,280	4,421,685
5.95%, 04/04/34	5,560	5,773,523
6.00%, 01/09/28	5,370	5,484,670
6.10%, 01/07/34	6,642	6,961,756
6.15%, 07/15/35	3,105	3,245,070
6.40%, 01/09/33	4,168	4,449,176
Honda Motor Co. Ltd.
2.97%, 03/10/32	3,830	3,449,993
4.44%, 07/08/28	3,820	3,812,005
4.69%, 07/08/30	4,645	4,620,226
5.34%, 07/08/35(c)	4,040	4,056,738
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,179	8,271,997
PACCAR Financial Corp.
3.90%, 02/05/29	1,785	1,774,334
4.00%, 08/08/28	1,495	1,491,670
4.00%, 09/26/29	1,880	1,869,265
4.25%, 06/23/27	1,945	1,950,575
4.45%, 08/06/27	3,000	3,014,913
4.55%, 03/03/28	2,345	2,360,481
4.55%, 05/08/30(c)	2,195	2,212,459
4.60%, 01/10/28	1,895	1,908,568
4.60%, 01/31/29	2,155	2,180,944
4.95%, 08/10/28	1,080	1,096,025
5.00%, 03/22/34	1,110	1,124,568
Series R, 4.00%, 11/07/28	1,415	1,409,638
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,270,149
2.76%, 07/02/29	2,188	2,086,952
3.67%, 07/20/28	2,945	2,914,103
4.19%, 06/30/27	2,430	2,432,053
4.45%, 06/30/30	1,075	1,073,958
5.05%, 06/30/35	1,725	1,746,161
5.12%, 07/13/28	2,848	2,896,191
5.12%, 07/13/33	1,590	1,628,674
Toyota Motor Credit Corp.
1.15%, 08/13/27	2,727	2,635,961
1.65%, 01/10/31	3,190	2,803,072
1.90%, 04/06/28	3,649	3,506,531
1.90%, 09/12/31	2,385	2,080,771
2.15%, 02/13/30	4,224	3,889,576
2.40%, 01/13/32	1,515	1,345,814
3.05%, 01/11/28	2,435	2,393,803
3.38%, 04/01/30	4,849	4,653,546
3.65%, 01/08/29	4,245	4,175,905
4.05%, 09/05/28	3,290	3,276,024

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.35%, 10/08/27	$5,600	$5,618,023
4.45%, 06/29/29	3,740	3,742,890
4.55%, 09/20/27(c)	4,085	4,107,438
4.55%, 08/09/29	4,240	4,253,744
4.55%, 05/17/30	3,415	3,419,044
4.60%, 10/10/31	3,225	3,220,797
4.63%, 01/12/28	4,605	4,639,308
4.65%, 01/05/29	2,570	2,588,813
4.65%, 09/03/32	2,970	2,951,686
4.70%, 01/12/33	2,535	2,526,672
4.80%, 05/15/30	3,510	3,544,380
4.80%, 01/05/34	2,850	2,835,937
4.95%, 01/09/30	2,915	2,958,807
5.05%, 05/16/29	4,075	4,148,959
5.10%, 03/21/31	3,220	3,287,278
5.25%, 09/11/28	2,065	2,106,988
5.35%, 01/09/35	3,300	3,384,322
5.45%, 11/10/27	3,380	3,442,412
5.55%, 11/20/30	5,250	5,453,034
Series B, 3.75%, 01/12/28	3,340	3,319,452
Series B, 4.05%, 03/13/29	4,000	3,968,412
Series B, 4.20%, 01/10/31(c)	2,820	2,779,507
Series B, 4.25%, 05/12/28(c)	3,705	3,713,067
Series B, 4.55%, 05/14/31	3,675	3,663,782
Series B, 4.60%, 03/11/33	3,930	3,871,846
Series B, 4.80%, 01/11/36(c)	2,900	2,847,400
		684,818,160
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	7,065	4,351,984
4.15%, 05/01/52	4,715	3,507,201
BorgWarner, Inc.
2.65%, 07/01/27	6,123	6,017,382
4.38%, 03/15/45(c)	3,710	3,078,729
4.95%, 08/15/29	2,635	2,663,407
5.40%, 08/15/34(c)	1,405	1,429,963
Lear Corp.
2.60%, 01/15/32	1,565	1,383,742
3.50%, 05/30/30	1,980	1,885,382
3.55%, 01/15/52	2,500	1,694,160
3.80%, 09/15/27	3,069	3,046,365
4.25%, 05/15/29	2,390	2,361,003
5.25%, 05/15/49	3,470	3,147,207
Magna International, Inc.
2.45%, 06/15/30	2,553	2,342,881
5.05%, 03/14/29	2,655	2,689,325
5.50%, 03/21/33	2,120	2,179,663
5.88%, 06/01/35	585	610,744
		42,389,138
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	515	528,384
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,360	3,350,600
4.62%, 12/16/29	3,620	3,655,115
4.90%, 07/16/27	3,505	3,536,531
Series A, 3.92%, 12/08/28	2,685	2,665,568
Series A, 4.36%, 06/18/28	2,890	2,896,130
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	$3,670	$3,622,960
4.97%, 05/08/31	3,200	3,200,143
5.13%, 03/03/36	3,600	3,505,970
5.38%, 03/13/29	3,530	3,611,087
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	4,250	4,428,595
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,819,888
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	3,190	3,624,256
Banco Santander SA
2.75%, 12/03/30	5,670	5,124,809
2.96%, 03/25/31	3,990	3,657,086
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,393,814
3.31%, 06/27/29	5,162	4,979,268
3.49%, 05/28/30	6,773	6,447,542
3.80%, 02/23/28	4,464	4,411,638
4.38%, 04/12/28	5,224	5,207,959
4.55%, 11/06/30	2,900	2,855,912
4.60%, 04/15/29	3,030	3,019,790
4.87%, 04/15/31	3,000	2,982,411
5.13%, 11/06/35	5,270	5,166,338
5.29%, 08/18/27	6,503	6,568,509
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	6,990	7,060,220
5.44%, 07/15/31	6,240	6,413,034
5.44%, 04/15/36	3,040	3,036,314
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	4,050	4,128,153
5.57%, 01/17/30	2,690	2,755,391
5.59%, 08/08/28	7,250	7,409,927
6.03%, 01/17/35	4,090	4,283,373
6.35%, 03/14/34	5,460	5,780,964
6.61%, 11/07/28	3,630	3,799,851
6.92%, 08/08/33	8,405	9,131,049
6.94%, 11/07/33	6,550	7,343,609
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	14,805	13,223,812
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,211	11,717,145
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,435	12,793,975
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	18,015	15,929,528
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,115	8,821,219
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	17,830	16,498,064
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	13,435	11,975,221
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	16,049	14,831,667
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	23,992	17,409,080
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	25,344	23,004,707
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,919	3,710,234
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	8,338	7,881,997
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	18,580	16,799,835
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	9,970	6,442,329
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	9,054	8,670,549
3.25%, 10/21/27	12,155	12,024,904
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	17,470	13,508,771
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	26,622	26,198,042
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(a)	9,911	9,823,856
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	7,055	6,568,707
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	7,150	5,599,064

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	$12,055	$11,945,565
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	8,203	8,069,447
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,329	6,405,509
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	24,675	19,483,195
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	9,793	8,956,968
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	11,774	11,702,201
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	12,741	10,498,850
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	10,210	8,687,419
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	14,060	13,845,430
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	15,780	15,705,583
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	19,300	18,949,708
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	13,385	13,418,954
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	15,650	15,562,927
4.88%, 04/01/44	3,053	2,828,237
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	12,905	12,986,170
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,215	12,309,531
5.00%, 01/21/44	10,090	9,478,472
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	21,100	21,205,676
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	16,360	16,116,416
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	12,500	12,707,050
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	10,030	10,152,213
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	26,500	26,910,380
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	11,650	11,705,388
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	12,715	12,981,449
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	23,900	24,423,333
5.49%, 04/23/37, (1-day SOFR + 1.57%)(a)	6,210	6,177,950
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	16,635	17,041,706
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	16,830	16,958,183
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,230	13,510,353
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,435	16,872,516
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	17,440	18,282,525
5.88%, 02/07/42	7,822	8,090,786
6.11%, 01/29/37	6,412	6,763,615
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	9,624	9,861,204
7.75%, 05/14/38	8,064	9,643,304
Series L, 4.18%, 11/25/27	8,753	8,729,140
Series L, 4.75%, 04/21/45(c)	3,107	2,735,427
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	10,861	9,856,348
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	5,810	4,124,532
Bank of America N.A., 6.00%, 10/15/36	6,568	6,955,447
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	4,440	3,968,559
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5,766	5,675,879
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	3,665	3,647,806
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	4,865	4,798,991
4.55%, 06/02/29(a)	2,375	2,376,453
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	3,535	3,538,471
Security	Par (000)	Value
Banks (continued)
4.88%, 06/02/32(a)	$2,375	$2,377,038
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	3,720	3,752,794
5.20%, 02/01/28	5,690	5,765,338
5.30%, 06/02/37(a)	2,375	2,377,670
5.37%, 06/04/27(c)	3,795	3,841,076
5.51%, 06/04/31	5,935	6,147,621
5.72%, 09/25/28	5,450	5,596,978
Series H, 4.70%, 09/14/27	4,775	4,797,445
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)	3,375	3,352,604
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	3,555	3,499,679
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	3,530	3,555,061
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	2,910	2,757,146
1.65%, 01/28/31	3,617	3,194,440
1.80%, 07/28/31	3,610	3,146,605
2.50%, 01/26/32	2,705	2,436,377
3.00%, 10/30/28	2,799	2,708,022
3.30%, 08/23/29	4,454	4,289,559
3.40%, 01/29/28	4,639	4,589,174
3.85%, 04/28/28	4,955	4,932,215
3.85%, 04/26/29	2,760	2,725,677
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	3,587	3,578,339
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	4,040	3,996,337
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,822	3,713,876
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	3,270	3,276,961
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	3,580	3,590,071
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	3,390	3,366,438
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,355	2,358,454
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	3,680	3,637,802
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	3,165	3,185,543
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	5,035	5,089,601
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,780	4,787,363
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	4,915	4,974,082
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,925	6,018,086
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	2,820	2,803,536
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	5,150	5,222,946
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	3,630	3,682,684
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,860	3,916,917
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,440	2,503,281
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	4,754	4,851,539
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	6,850	7,224,176
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	4,500	4,683,865
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	5,420	5,923,796
Series J, 1.90%, 01/25/29	2,393	2,247,757
Bank of Nova Scotia(The)
2.15%, 08/01/31	3,281	2,904,840
2.45%, 02/02/32	4,100	3,632,562
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	4,250	4,230,858
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	4,440	4,395,690
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	3,685	3,622,644
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,900	3,899,459
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)	3,675	3,678,082
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	5,577	5,363,484
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	2,770	2,762,869
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	4,410	4,351,535

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/30	$6,490	$6,550,137
4.90%, 06/05/32, (1-day SOFR + 0.97%)(a)	3,675	3,678,657
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)(c)	5,380	5,423,904
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	4,330	4,395,752
5.25%, 06/12/28	3,124	3,181,561
5.40%, 06/04/27	4,430	4,483,501
5.45%, 08/01/29	4,010	4,120,446
5.65%, 02/01/34	3,925	4,096,172
BankUnited, Inc., 5.13%, 06/11/30	1,359	1,350,083
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	4,149	3,805,903
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	5,310	4,785,843
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	5,883	5,263,559
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	5,835	4,363,521
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,015	4,702,187
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,808	3,791,320
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	5,220	5,141,491
4.34%, 01/10/28	6,780	6,766,997
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	6,970	6,926,967
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	5,360	5,253,003
4.84%, 05/09/28	10,018	10,034,257
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	2,250	2,257,430
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,620	6,640,398
4.95%, 01/10/47	7,710	6,877,421
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	9,240	9,289,967
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,380	7,438,522
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	7,093	7,111,856
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	5,585	5,431,909
5.25%, 08/17/45	7,408	6,942,142
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	8,935	8,881,761
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	8,600	8,734,696
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	8,725	8,813,400
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	7,590	7,772,642
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,545	4,678,188
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	9,140	9,327,528
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,680	5,659,765
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	1,990	2,060,539
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	8,815	9,293,457
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,335	3,460,782
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,720	7,266,674
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,415	7,021,128
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	6,116	6,342,240
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	8,980	10,044,361
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(c)	2,755	2,711,333
4.95%, 02/15/36	2,855	2,778,542
5.00%, 12/06/34	2,255	2,227,173
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(a)	90	92,218
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	4,600	4,325,793
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	3,360	3,352,257
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	5,475	5,425,778
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	4,935	4,895,100
Security	Par (000)	Value
Banks (continued)
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	$3,515	$3,512,321
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(c)	5,125	5,159,048
5.00%, 04/28/28	5,955	6,022,854
5.24%, 06/28/27	3,685	3,725,093
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	4,685	4,774,557
5.26%, 04/08/29	4,960	5,057,055
5.99%, 10/03/28	3,265	3,370,737
6.09%, 10/03/33	4,210	4,496,232
Capital One NA
2.70%, 02/06/30	3,448	3,226,355
4.65%, 09/13/28	4,637	4,649,357
Citibank N.A.
4.84%, 08/06/29	9,005	9,113,452
4.91%, 05/29/30	8,925	9,045,908
5.57%, 04/30/34	7,040	7,331,241
5.80%, 09/29/28	7,605	7,862,492
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,490	9,311,781
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	16,815	15,127,935
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	17,890	16,455,982
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,622	10,815,425
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	5,863	4,247,909
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	10,757	10,173,193
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	16,620	15,071,324
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	9,763	9,648,333
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	10,810	10,721,106
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	13,090	12,338,114
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	6,486	5,632,121
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	10,059	9,880,086
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	10,466	10,386,746
4.13%, 07/25/28	9,339	9,252,312
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	16,289	16,102,719
4.45%, 09/29/27	16,177	16,167,741
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	14,535	14,379,680
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	13,520	13,463,610
4.65%, 07/30/45	6,170	5,446,274
4.75%, 05/18/46	9,893	8,428,648
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	9,145	9,183,113
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	6,160	6,132,934
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	9,935	9,997,033
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	11,175	11,333,548
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	15,870	15,792,791
5.30%, 05/06/44	5,190	4,877,711
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	7,867	7,726,120
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	15,710	15,820,352
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	3,490	3,449,286
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	13,020	13,257,060
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,720	1,745,893
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	8,050	7,887,018
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,845	10,042,020
5.88%, 02/22/33	2,912	3,035,286
5.88%, 01/30/42	5,449	5,605,208
6.00%, 10/31/33	8,510	8,892,092
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	8,220	8,465,304
6.13%, 08/25/36	4,128	4,305,493

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	$9,040	$9,447,975
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	13,070	13,959,267
6.63%, 01/15/28	5,787	6,011,386
6.63%, 06/15/32	6,155	6,689,745
6.68%, 09/13/43	5,484	5,952,223
8.13%, 07/15/39	10,103	12,635,885
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	3,948	3,950,647
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(a)	2,540	2,521,510
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,731	1,594,588
2.64%, 09/30/32	2,952	2,543,769
3.25%, 04/30/30	5,083	4,810,732
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,120	3,156,532
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	405	400,882
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,880	1,885,461
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	6,365	6,538,633
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)(c)	1,230	1,262,718
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	2,680	2,887,782
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,655	2,621,718
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	3,760	3,773,161
Series C, 4.36%, 03/27/29	3,505	3,509,345
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,216	7,101,775
5.25%, 08/04/45	6,005	5,561,179
5.75%, 12/01/43	6,020	5,929,203
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	2,700	2,682,248
3.96%, 10/17/28	2,970	2,947,046
4.16%, 01/14/31	1,810	1,782,600
4.32%, 04/01/29	2,380	2,382,224
4.49%, 10/17/29	4,140	4,157,900
4.80%, 01/09/29	1,680	1,699,023
4.88%, 01/21/28	2,620	2,649,753
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,354	3,049,592
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	8,157	7,686,476
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,235	5,821,889
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,905	5,402,915
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	1,745	1,716,778
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	5,060	4,980,632
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,215	4,200,782
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	6,290	6,274,763
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,260	5,284,736
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	2,960	2,954,648
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,310	4,349,476
5.37%, 09/09/27	3,464	3,515,725
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	3,840	3,883,711
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)	5,370	5,372,728
5.41%, 05/10/29	4,615	4,732,388
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	910	927,666
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,745	5,933,002
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	6,620	6,934,968
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	6,350	6,811,398
Fifth Third Bancorp
3.95%, 03/14/28	3,840	3,808,639
Security	Par (000)	Value
Banks (continued)
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	$2,481	$2,391,736
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	3,035	2,986,501
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	5,055	5,051,050
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	4,015	4,026,342
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	2,830	2,771,592
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	5,065	5,215,561
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	3,400	3,518,597
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	4,685	4,801,853
8.25%, 03/01/38	5,257	6,369,611
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,895,800
Fifth Third Financial Corp.
4.00%, 02/01/29	2,761	2,720,639
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	3,880	3,993,717
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	1,650	1,603,088
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	248,846
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	9,788
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	201,643
First Horizon Bank, 5.75%, 05/01/30	1,636	1,664,208
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,940	1,984,051
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	660,330
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(a)(c)	20	19,988
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(a)	11,200	11,217,521
Goldman Sachs Capital I, 6.35%, 02/15/34	6,028	6,308,024
Goldman Sachs Group, Inc.
4.59%, 04/20/30, (1-day SOFR + 0.99%)(a)	13,530	13,483,592
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	13,090	13,061,149
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	16,805	14,786,054
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	14,577	12,892,587
2.60%, 02/07/30	11,851	11,047,150
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	17,120	15,417,456
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	14,465	12,869,638
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	8,175	5,896,404
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	24,705	22,394,163
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,603	7,988,380
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,030	7,661,598
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	12,092	12,009,510
3.80%, 03/15/30	11,167	10,834,554
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	12,129	11,959,349
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	12,311	10,799,498
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	24,650	24,482,786
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	11,845	11,697,928
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	15,826	15,709,615
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	12,585	12,334,110
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	7,793	7,029,294
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	11,205	11,205,339
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	24,960	24,574,188

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	$8,220	$8,207,186
4.75%, 10/21/45	10,764	9,499,815
4.80%, 07/08/44	8,204	7,348,325
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	12,960	12,583,257
4.97%, 06/03/32, (1-day SOFR + 1.03%)(a)	12,950	12,978,618
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	16,065	15,830,344
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	16,530	16,680,140
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	19,480	19,053,537
5.15%, 05/22/45	10,252	9,361,452
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	8,195	8,306,685
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	12,340	12,512,493
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	14,180	14,259,181
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	10,525	10,260,169
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	8,205	8,248,794
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,550	15,815,383
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	25,315	24,424,812
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	6,890	6,693,968
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	10,866	11,161,241
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	16,300	16,075,166
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	13,390	13,931,871
6.13%, 02/15/33	9,388	10,088,454
6.25%, 02/01/41	12,315	13,087,493
6.45%, 05/01/36	4,519	4,819,822
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	13,260	13,808,807
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,445	4,826,514
6.75%, 10/01/37	23,731	25,952,504
HSBC Bank USA N.A
5.63%, 08/15/35	1,915	1,970,902
5.88%, 11/01/34	2,745	2,863,916
7.00%, 01/15/39	4,935	5,552,446
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	6,170	5,973,654
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	7,360	6,991,429
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	7,418	6,704,408
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	14,735	13,323,210
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,378	6,830,448
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,230	7,393,031
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	13,955	13,674,234
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)	6,770	6,710,612
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	13,877	13,861,355
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	11,060	10,928,231
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	7,100	7,010,756
4.71%, 05/12/30, (1-day SOFR + 0.94%)(a)	5,280	5,267,559
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	12,035	12,067,776
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,910	7,721,081
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,790	7,830,438
4.95%, 03/31/30	11,680	11,808,980
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,230	6,277,556
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	6,735	6,795,043
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10,730	10,557,521
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	6,305	6,353,267
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	10,230	10,209,162
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	10,605	10,740,241
5.25%, 03/14/44	6,799	6,449,409
5.28%, 03/10/37, (1-day SOFR + 1.55%)(a)	11,650	11,513,455
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	9,430	9,566,959
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	11,595	11,764,928
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	11,700	11,801,444
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	6,985	7,130,398
Security	Par (000)	Value
Banks (continued)
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	$7,470	$7,686,936
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	6,875	7,094,002
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	3,960	3,991,326
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,800	10,117,992
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,900	8,077,679
6.10%, 01/14/42	3,967	4,208,616
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,240	9,481,542
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,535	11,214,725
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	12,370	13,229,843
6.50%, 05/02/36	6,167	6,550,397
6.50%, 09/15/37	11,692	12,464,283
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	6,030	6,410,778
6.80%, 06/01/38	5,480	5,961,799
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	10,620	11,026,766
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,560	8,416,859
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,230	10,619,341
HSBC USA, Inc., 4.65%, 06/03/28	5,120	5,149,413
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	2,705	2,329,685
2.55%, 02/04/30	4,202	3,891,621
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	3,370	3,367,339
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	4,745	4,679,345
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	2,239	2,226,322
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	3,150	3,194,538
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	1,870	1,830,169
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	6,290	6,443,721
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,935	3,000,213
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	5,040	5,204,218
Huntington National Bank (The), 5.65%, 01/10/30	5,150	5,313,633
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)	30	31,544
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,080	2,056,067
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,308	3,913,215
4.05%, 04/09/29	5,705	5,640,222
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,785	4,631,907
4.55%, 10/02/28	5,711	5,725,134
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,870	3,893,678
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	4,550	4,594,879
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	6,195	6,308,307
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(a)	4,900	4,909,506
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	3,435	3,489,731
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	6,725	6,858,444
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	5,850	6,215,760
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	4,910	4,886,752
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	8,105	7,144,477
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	17,135	15,106,050
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	10,641	10,145,661
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	9,345	9,148,290
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	14,146	13,059,380
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	10,630	7,534,799
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,910	14,186,600

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	$13,959	$12,609,747
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	20,501	19,301,055
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	10,101	9,447,394
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	16,080	14,584,196
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	9,973	7,716,608
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	12,450	8,309,376
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,339	7,119,469
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	15,750	10,887,162
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	9,353	9,208,282
3.63%, 12/01/27	6,551	6,483,314
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	15,121	14,754,163
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,991	11,479,091
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	10,868	8,492,897
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	17,950	14,227,169
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	10,224	10,130,928
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	9,691	7,735,850
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	12,297	12,208,597
4.25%, 10/01/27	7,573	7,579,372
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	8,740	8,574,547
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	11,679	9,691,761
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	13,970	13,723,203
4.41%, 04/23/30, (1-day SOFR + 0.82%)(a)	13,050	12,982,399
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,096	11,056,093
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,830	13,758,394
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	7,165	7,175,603
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,816	7,800,780
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	6,730	6,628,540
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,485	11,465,562
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)	13,500	13,393,619
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	15,485	15,035,007
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	12,100	12,158,963
4.85%, 02/01/44	6,751	6,218,998
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	14,110	13,746,553
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	16,190	16,210,284
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,395	10,470,750
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	10,200	10,068,779
4.95%, 06/01/45	8,491	7,803,921
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	9,875	9,944,913
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	10,855	10,960,819
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	8,745	8,831,673
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)(c)	10,545	10,714,868
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	14,685	14,908,932
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	15,060	14,967,464
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	12,265	12,072,263
Security	Par (000)	Value
Banks (continued)
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	$21,830	$22,040,549
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	12,515	12,703,272
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	10,255	10,399,004
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	18,250	18,613,987
5.40%, 01/06/42	8,129	8,065,594
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	11,140	11,398,476
5.50%, 10/15/40	4,509	4,603,998
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	9,890	9,822,076
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	14,329	14,741,482
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	9,210	9,444,939
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	16,160	16,394,251
5.60%, 07/15/41	8,285	8,430,401
5.63%, 08/16/43	6,848	6,877,496
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	17,365	17,947,289
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	15,775	16,410,341
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	8,820	9,119,988
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	14,525	15,588,638
6.40%, 05/15/38	13,021	14,385,145
8.75%, 09/01/30	4,619	5,323,312
Keybank National Association
3.90%, 04/13/29	2,303	2,249,842
4.39%, 12/14/27	1,535	1,533,156
4.90%, 08/08/32	3,320	3,263,326
5.00%, 01/26/33	5,098	5,046,889
5.85%, 11/15/27(c)	4,898	4,985,496
6.95%, 02/01/28	810	838,701
KeyCorp
2.55%, 10/01/29	4,111	3,847,355
4.10%, 04/30/28	3,381	3,358,362
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	2,943	2,882,987
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(c)	740	746,494
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	3,805	3,747,101
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	4,130	4,393,579
Korea Development Bank (The), 1.63%, 01/19/31(c)	3,620	3,212,187
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,782	6,959,239
0.00%, 06/29/37(c)(d)	14,383	8,721,212
0.75%, 09/30/30	5,994	5,201,471
1.75%, 09/14/29	10,696	9,938,103
2.88%, 04/03/28	12,132	11,889,513
3.50%, 08/27/27	5,115	5,086,065
3.50%, 08/09/28	590	583,502
3.50%, 05/15/29	180	177,219
3.75%, 02/15/28	7,370	7,339,920
3.75%, 07/15/30	25,123	24,780,599
3.75%, 03/14/31(c)	294	289,023
3.88%, 06/15/28	8,908	8,884,657
4.00%, 06/28/27	889	889,723
4.00%, 03/15/29	10,621	10,606,403
4.13%, 07/15/33	17,552	17,360,178
4.38%, 02/28/34	8,501	8,530,735
4.63%, 03/18/30	11,413	11,618,303
4.75%, 10/29/30	6,034	6,183,880
Series GLOB, 3.88%, 05/15/28	1,440	1,436,301
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	8,858	7,741,432
3.63%, 10/08/30	1,125	1,101,928

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 09/28/27(c)	$1,950	$1,946,551
3.88%, 06/14/28	1,083	1,079,411
4.13%, 05/28/30	4,185	4,181,620
4.63%, 04/17/29	2,710	2,749,848
5.00%, 10/24/33	2,844	2,957,357
Series 37, 2.50%, 11/15/27	1,288	1,260,070
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,640	4,882,624
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,837	7,741,339
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	3,530	3,490,498
4.34%, 01/09/48	7,269	5,919,320
4.38%, 03/22/28	5,023	5,018,409
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	6,110	6,010,361
4.55%, 08/16/28	6,103	6,112,847
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,640	4,666,211
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	8,130	7,877,686
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,265	3,251,414
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,840	5,895,109
5.30%, 12/01/45	4,409	4,102,229
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,660	5,774,917
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	4,010	3,935,574
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	11,100	11,416,110
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	5,010	5,152,282
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	2,765	2,827,526
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	770	792,309
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,316,143
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	2,885	2,885,659
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,890	1,897,907
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	4,865	4,830,235
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	3,220	3,250,003
5.30%, 04/18/36, (5-year CMT + 1.38%)(a)	1,225	1,214,608
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	3,980	3,975,178
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,105	1,101,746
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)	5,510	5,752,534
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	4,205	4,465,829
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,235	2,205,431
4.55%, 04/18/30, (1-day SOFR + 0.94%)(a)	2,030	2,021,552
4.70%, 01/27/28	5,990	6,014,774
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	3,450	3,456,446
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,705	5,150,435
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	8,234	7,276,865
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	3,854	3,414,461
2.56%, 02/25/30	5,260	4,877,952
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	4,600	4,124,679
3.20%, 07/18/29	7,739	7,421,037
3.29%, 07/25/27	4,567	4,516,234
3.74%, 03/07/29	6,599	6,494,390
3.75%, 07/18/39	7,280	6,193,846
3.96%, 03/02/28	5,568	5,535,494
4.05%, 09/11/28	4,236	4,201,798
4.15%, 03/07/39(c)	3,090	2,796,575
4.29%, 07/26/38(c)	2,880	2,681,903
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,565	3,443,920
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	6,020	5,933,921
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	5,025	4,967,009
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)	2,200	2,195,345
Security	Par (000)	Value
Banks (continued)
4.85%, 04/21/32, (1-year CMT + 0.92%)(a)	$1,630	$1,627,776
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	6,060	6,097,784
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	6,980	6,878,348
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	7,175	7,231,775
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	3,860	3,914,567
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	4,900	4,885,831
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	4,970	5,045,532
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	2,810	2,844,501
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	4,375	4,444,069
5.33%, 04/21/37, (1-year CMT + 1.02%)(a)	6,620	6,639,342
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,103,273
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,475,259
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	4,665	4,733,041
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,010	7,139,299
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	3,920	4,013,302
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,270	3,351,793
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,260	2,313,769
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,230	5,368,235
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,705	6,899,138
5.87%, 04/21/47, (1-year CMT + 0.98%)(a)	5,660	5,736,826
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	3,855	3,436,413
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,768	2,440,351
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,695	4,239,349
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,667,212
2.56%, 09/13/31	4,445	3,940,225
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)(c)	2,638	2,427,633
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	2,540	2,398,509
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,217	3,074,057
3.17%, 09/11/27	4,883	4,813,313
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,453,541
4.02%, 03/05/28	5,980	5,944,006
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	4,585	4,556,273
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	2,790	2,735,916
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,375	5,368,652
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	2,900	2,855,014
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	2,290	2,316,579
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,900	6,932,158
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,205	3,270,522
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	3,880	3,956,457
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,360	4,412,450
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	3,260	3,297,682
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,240	3,328,247
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,060	3,142,952
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	4,120	4,211,288
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,229,593
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	2,980	3,083,858
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	3,580	3,721,629
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	4,630	4,814,824
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	6,285	6,443,631
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	11,500	10,011,923
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,980	13,048,724
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	24,122	21,204,504
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	15,033	13,072,866

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	$12,378	$10,965,742
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,302	18,901,102
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,509	6,551,604
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	14,158	12,757,789
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	9,680	7,388,032
3.59%, 07/22/28(a)	18,292	18,111,500
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	9,344	8,971,127
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	11,369	11,231,437
3.97%, 07/22/38(a)	10,555	9,282,273
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	10,355	10,242,968
4.30%, 01/27/45	12,144	10,259,854
4.38%, 01/22/47	10,205	8,558,262
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	10,013	9,953,314
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	6,170	5,701,147
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	11,570	11,386,911
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(a)	11,610	11,563,136
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,165	16,099,170
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	13,765	13,639,361
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	8,675	8,636,081
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	8,045	8,016,879
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	6,305	6,353,316
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	7,965	8,035,479
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	19,795	19,403,552
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	13,405	13,527,911
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)(c)	9,560	9,658,974
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	9,385	9,495,922
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)(c)	10,965	11,125,327
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	12,835	13,025,664
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	16,995	17,169,669
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	17,005	16,959,233
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,760	8,769,542
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	4,215	4,113,817
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,645	15,784,281
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	10,245	10,443,360
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,360	9,519,549
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	15,820	16,116,216
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	13,800	13,365,232
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	13,055	13,383,779
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	9,550	9,378,938
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,300	13,635,909
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	13,435	13,836,120
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)(c)	15,345	15,991,163
5.90%, 03/13/47, (1-day SOFR + 1.78%)(a)	13,385	13,572,911
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,930	10,260,133
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,150	6,368,550
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	7,263	7,445,833
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	7,840	8,396,652
6.38%, 07/24/42	9,530	10,382,476
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	5,525	5,743,442
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	8,650	9,444,381
7.25%, 04/01/32	6,974	7,873,330
Security	Par (000)	Value
Banks (continued)
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	$5,540	$5,475,073
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	8,065	7,908,216
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	13,480	13,073,617
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)	4,235	4,247,553
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	5,085	5,115,612
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	11,845	11,932,923
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	11,035	10,997,961
4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	10,160	10,044,695
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	9,765	9,770,228
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	12,790	12,593,608
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,615	12,573,109
National Australia Bank Ltd./New York
3.85%, 12/13/28	2,500	2,474,223
3.91%, 06/09/27	1,395	1,391,969
4.15%, 01/13/31(c)	2,150	2,124,441
4.31%, 06/13/28	3,760	3,763,500
4.43%, 06/04/29	4,000	4,003,713
4.50%, 10/26/27	3,715	3,732,573
4.53%, 06/13/30	3,905	3,923,817
4.79%, 01/10/29	4,960	5,028,526
4.90%, 06/13/28	3,700	3,747,032
4.90%, 01/14/30	3,320	3,374,757
4.94%, 01/12/28	5,470	5,530,951
5.09%, 06/11/27(c)	4,050	4,092,396
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	3,710	3,694,035
4.50%, 10/10/29	4,695	4,678,025
4.93%, 06/04/32(a)	2,455	2,457,949
5.60%, 12/18/28	4,690	4,819,940
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,358	3,992,079
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,204	5,169,708
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	8,720	8,770,129
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	5,690	5,728,153
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	6,710	6,768,475
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	6,955	7,016,996
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	4,555	4,618,391
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	6,135	6,352,790
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,910	4,009,173
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	3,400	3,324,616
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	4,730	4,973,001
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,800	3,935,984
Northern Trust Corp.
1.95%, 05/01/30	5,536	5,042,832
3.15%, 05/03/29	3,012	2,923,204
3.65%, 08/03/28	2,475	2,446,151
4.15%, 11/19/30	1,620	1,600,053
5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	2,245	2,197,987
6.13%, 11/02/32	3,871	4,147,526
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,756	1,746,177

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 09/05/29	$3,160	$3,124,078
3.75%, 09/10/30	980	964,313
3.75%, 01/15/31	810	795,828
4.00%, 05/28/28	1,716	1,713,993
4.13%, 01/18/29(c)	4,825	4,830,011
4.13%, 05/29/29	40	40,032
4.25%, 03/01/28	2,191	2,197,236
4.50%, 01/24/30	5,485	5,547,510
Old National Bancorp/IN, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)	70	70,002
Pinnacle Bank/Nashville, 5.63%, 02/15/28	1,985	2,007,419
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(a)	3,755	3,772,888
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	665	682,478
PNC Bank N.A.
2.70%, 10/22/29	4,467	4,205,878
3.10%, 10/25/27	5,043	4,965,747
3.25%, 01/22/28	3,744	3,689,082
4.05%, 07/26/28	7,353	7,284,092
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	5,550	5,549,801
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,268	4,703,062
2.55%, 01/22/30	9,900	9,232,297
3.45%, 04/23/29	8,990	8,764,152
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	400	397,529
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)	3,370	3,372,390
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	3,997	3,882,723
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,560	6,541,270
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,000	6,042,761
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	7,050	7,072,172
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,615	4,697,899
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	4,755	4,821,468
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	7,215	7,280,218
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	4,900	4,971,465
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	5,230	5,131,103
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	7,925	8,124,160
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	6,750	6,899,837
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	6,300	6,451,755
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	5,210	5,376,068
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,385	4,610,300
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,450	6,798,332
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,455	11,550,508
Regions Bank/Birmingham AL
4.76%, 07/27/29, (1-day SOFR + 0.81%)(a)	1,500	1,504,601
6.45%, 06/26/37	2,865	3,018,909
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,601,159
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	1,550	1,562,002
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	3,265	3,349,119
7.38%, 12/10/37	2,623	2,972,058
Royal Bank of Canada
2.30%, 11/03/31	8,260	7,380,235
3.88%, 05/04/32	4,590	4,403,950
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	3,960	3,938,368
4.24%, 08/03/27	6,319	6,323,882
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	5,050	4,962,723
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	6,335	6,297,333
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	5,755	5,750,791
Security	Par (000)	Value
Banks (continued)
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	$3,380	$3,388,907
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	6,155	6,102,098
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	9,275	9,289,589
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	4,925	4,916,592
4.90%, 01/12/28	3,975	4,014,965
4.95%, 02/01/29	5,100	5,185,321
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,220	7,275,105
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	6,390	6,451,363
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	4,845	4,894,587
5.00%, 02/01/33	8,440	8,519,033
5.00%, 05/02/33	4,485	4,531,261
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,430	8,551,513
5.15%, 02/01/34	5,905	6,033,104
5.20%, 08/01/28	5,225	5,321,230
6.00%, 11/01/27	6,685	6,848,536
Santander Holdings USA, Inc.
4.40%, 07/13/27	4,813	4,812,943
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	2,490	2,516,036
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	3,915	3,962,595
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	4,065	4,168,471
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	3,015	3,107,627
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	2,935	3,106,950
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	4,810	4,950,325
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	3,060	3,167,127
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	3,355	3,692,451
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	4,005	3,637,120
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,031	4,977,523
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	2,970	2,945,162
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	4,930	4,933,023
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	4,000	3,882,679
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	5,745	5,891,708
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,655	3,760,827
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(a)	30	31,163
Standard Chartered Bank/New York
4.85%, 12/03/27	485	489,169
Series ., 4.72%, 05/28/29, (1-year CMT + 0.65%)(a)	985	986,129
State Street Bank & Trust Co., 4.78%, 11/23/29	4,085	4,143,159
State Street Corp.
2.20%, 03/03/31	4,165	3,733,258
2.40%, 01/24/30	4,033	3,773,725
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)(c)	2,595	2,316,465
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,375	2,228,251
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	3,021	2,874,456
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	2,508	2,491,070
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,560	3,427,550
4.33%, 10/22/27	5,980	5,993,236

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	$2,510	$2,460,341
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	5,100	5,114,180
4.54%, 02/28/28	4,400	4,426,059
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	2,990	2,965,623
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	3,535	3,525,052
4.73%, 02/28/30	3,915	3,947,724
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	4,865	4,736,987
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,195	3,178,191
4.83%, 04/24/30	5,035	5,099,286
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	2,850	2,830,725
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,165	3,171,707
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(c)	4,285	4,338,203
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	4,600	4,733,788
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	2,995	3,056,261
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,120	2,233,450
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,665	2,329,393
1.90%, 09/17/28	8,750	8,258,859
2.13%, 07/08/30	7,115	6,429,933
2.14%, 09/23/30	3,171	2,838,736
2.22%, 09/17/31	4,575	4,012,727
2.30%, 01/12/41	2,650	1,821,251
2.47%, 01/14/29	2,225	2,111,346
2.72%, 09/27/29	2,491	2,341,470
2.75%, 01/15/30	5,765	5,389,047
2.93%, 09/17/41	4,000	2,887,036
3.04%, 07/16/29	11,615	11,069,906
3.05%, 01/14/42	2,715	2,028,166
3.35%, 10/18/27	3,819	3,770,774
3.36%, 07/12/27	3,786	3,749,867
3.54%, 01/17/28	4,261	4,203,796
3.94%, 07/19/28	3,319	3,284,851
4.11%, 01/15/29	3,110	3,079,460
4.31%, 10/16/28	3,122	3,112,919
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	4,870	4,800,251
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	3,590	3,570,965
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,800	1,795,397
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	5,300	5,228,884
5.24%, 04/15/30	2,510	2,555,866
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	3,110	3,131,246
5.32%, 07/09/29	3,625	3,695,190
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	5,200	5,087,426
5.42%, 07/09/31	4,625	4,744,299
5.45%, 01/15/32	3,130	3,213,890
5.52%, 01/13/28	8,570	8,720,568
5.56%, 07/09/34	5,800	5,974,421
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	10,230	10,059,082
5.63%, 01/15/35	4,500	4,656,186
5.71%, 01/13/30	6,330	6,538,415
5.72%, 09/14/28	4,930	5,053,853
5.77%, 01/13/33	8,395	8,773,227
5.78%, 07/13/33	3,105	3,241,692
5.80%, 07/13/28	3,480	3,570,666
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	4,560	4,488,215
5.81%, 09/14/33	4,230	4,427,087
5.84%, 07/09/44	3,345	3,355,678
5.85%, 07/13/30	3,010	3,131,276
6.18%, 07/13/43	2,260	2,395,531
Synchrony Bank, 5.63%, 08/23/27	2,927	2,958,403
Security	Par (000)	Value
Banks (continued)
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(a)	$40	$39,583
Toronto-Dominion Bank(The)
2.00%, 09/10/31	4,513	3,995,270
2.45%, 01/12/32	3,255	2,888,668
3.20%, 03/10/32	7,270	6,695,575
3.91%, 01/13/28	3,120	3,097,829
4.11%, 06/08/27	8,195	8,191,733
4.11%, 10/13/28	4,540	4,504,422
4.36%, 04/23/29	3,860	3,845,496
4.41%, 01/13/31	2,090	2,069,456
4.46%, 06/08/32	8,930	8,793,218
4.57%, 06/02/28	4,620	4,633,125
4.69%, 09/15/27	7,455	7,493,689
4.78%, 12/17/29(c)	4,980	5,024,876
4.81%, 06/03/30	7,820	7,867,602
4.86%, 01/31/28	5,365	5,401,655
4.87%, 04/22/33	3,480	3,457,649
4.93%, 10/15/35	5,395	5,301,666
4.99%, 04/05/29	5,635	5,710,455
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,170	3,188,675
5.16%, 01/10/28	6,510	6,587,122
5.30%, 01/30/32	4,030	4,122,388
5.52%, 07/17/28	5,340	5,460,911
Truist Bank
2.25%, 03/11/30	6,345	5,785,916
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,750	4,703,309
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	5,170	5,166,929
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	3,170	3,152,117
Truist Financial Corp.
1.13%, 08/03/27	4,312	4,163,108
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,615	5,328,522
1.95%, 06/05/30	4,300	3,885,644
3.88%, 03/19/29	4,916	4,818,928
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	3,065	3,057,762
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	3,210	3,171,549
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	5,460	5,494,489
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,610	4,519,310
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	5,320	5,162,560
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	5,965	6,032,868
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,305	8,302,042
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	4,605	4,652,116
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	5,365	5,472,519
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	9,810	10,104,378
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	8,575	8,923,765
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,958	4,185,157
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	6,315	6,682,177
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)	4,900	4,846,728
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)	4,680	4,635,697
U.S. Bancorp
1.38%, 07/22/30	8,913	7,846,218
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,255	5,435,645
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,088	4,532,085
3.00%, 07/30/29	6,629	6,322,510
3.90%, 04/26/28	6,769	6,724,368
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	4,550	4,489,519
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	8,195	8,207,965
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,745	6,765,312

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	$7,655	$7,555,356
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	6,615	6,546,849
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	5,250	5,165,438
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	4,530	4,588,979
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,705	1,728,176
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,695	7,810,428
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	4,390	4,476,032
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	5,520	5,620,102
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	9,465	9,777,220
5.72%, 05/20/41, (5-year CMT + 1.25%)(a)	5,215	5,226,593
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,665	6,826,926
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	6,140	6,407,985
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	7,670	8,023,799
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(a)	490	490,014
UBS AG/London
4.50%, 06/26/48	4,320	3,721,398
5.65%, 09/11/28	6,705	6,894,281
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	6,480	6,468,419
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	6,480	6,455,591
4.68%, 11/29/30, (1-day SOFR + 0.74%)(a)	3,500	3,507,738
7.50%, 02/15/28(c)	790	831,541
UBS Group AG, 4.88%, 05/15/45	10,642	9,653,813
Wachovia Corp., 5.50%, 08/01/35	5,955	6,007,413
Webster Financial Corp., 4.10%, 03/25/29	1,185	1,157,227
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	15,251	14,958,211
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	15,388	14,261,540
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,562	15,634,721
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	15,990	12,137,919
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	18,300	16,845,251
3.90%, 05/01/45	11,890	9,416,210
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	10,265	10,146,181
4.15%, 01/24/29	14,577	14,474,381
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	8,760	8,670,817
4.30%, 07/22/27	12,941	12,933,536
4.40%, 06/14/46	9,830	7,980,614
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	10,202	10,112,581
4.58%, 05/20/29, (1-day SOFR + 0.72%)(a)	8,900	8,897,052
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	16,135	13,586,888
4.65%, 11/04/44	9,913	8,401,289
4.75%, 12/07/46	9,300	7,896,242
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	9,585	9,621,115
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)	9,810	9,801,820
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	10,740	10,475,614
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	15,675	15,618,971
4.90%, 11/17/45	9,403	8,232,649
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	16,140	15,770,302
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	13,785	13,888,832
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	26,320	23,571,142
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	18,110	18,378,072
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	12,795	12,982,870
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	14,775	14,785,017
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	9,370	9,528,565
5.38%, 02/07/35	4,670	4,794,386
5.38%, 11/02/43	9,478	8,925,693
Security	Par (000)	Value
Banks (continued)
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	$14,690	$14,945,748
5.43%, 01/23/47, (1-day SOFR + 1.23%)(a)	12,420	11,922,800
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,535	15,849,475
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	22,309	22,934,989
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	15,650	15,953,040
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	12,720	13,050,081
5.61%, 01/15/44	11,610	11,214,030
5.95%, 12/01/86	2,701	2,754,570
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	9,210	9,564,213
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,410	16,689,921
Series B, 7.95%, 11/15/29	2,919	3,207,584
Wells Fargo Bank NA
5.85%, 02/01/37	5,349	5,539,812
5.95%, 08/26/36	3,052	3,195,026
6.60%, 01/15/38	6,890	7,554,737
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	30	29,600
Westpac Banking Corp.
1.95%, 11/20/28	5,925	5,609,847
2.15%, 06/03/31	5,345	4,792,910
2.65%, 01/16/30	3,564	3,358,747
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	6,844	6,174,388
2.96%, 11/16/40	5,548	4,102,395
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,180	5,532,323
3.13%, 11/18/41	5,534	4,088,029
3.40%, 01/25/28	4,895	4,835,374
4.04%, 08/26/27	2,406	2,404,393
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5,868	5,728,987
4.35%, 07/01/30	3,385	3,380,374
4.42%, 07/24/39	4,781	4,287,923
5.05%, 04/16/29	3,440	3,512,972
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	3,290	3,331,564
5.46%, 11/18/27	6,077	6,187,393
5.54%, 11/17/28	5,135	5,294,381
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,260	6,330,608
6.82%, 11/17/33	3,080	3,366,390
Westpac Banking Corp./New York
4.15%, 05/11/28	3,140	3,136,612
Series ., 4.45%, 06/12/31	3,630	3,613,047
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,016,444
Zions Bancorp NA
3.25%, 10/29/29	2,191	2,059,088
4.48%, 02/09/29, (1-day SOFR + 1.06%)(a)	1,250	1,241,866
4.70%, 08/18/28, (1-day SOFR + 1.16%)(a)	1,250	1,250,209
6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	1,260	1,311,124
		7,279,598,791
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	23,603	22,979,077
4.90%, 02/01/46	40,051	36,605,838
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	220	181,307
4.63%, 02/01/44	3,233	2,873,220
4.70%, 02/01/36	3,036	2,955,121
4.90%, 02/01/46	6,634	6,020,608
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	8,831	8,529,357
4.38%, 04/15/38	2,698	2,521,470
4.44%, 10/06/48	8,400	7,116,642
4.50%, 06/01/50	1,260	1,126,078

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.60%, 04/15/48	$1,630	$1,420,060
4.75%, 01/23/29	11,554	11,649,248
4.75%, 04/15/58	2,470	2,126,652
4.90%, 01/23/31	4,364	4,438,247
4.95%, 01/15/42	7,505	7,067,409
5.00%, 06/15/34	4,825	4,874,980
5.45%, 01/23/39	9,335	9,515,009
5.55%, 01/23/49	18,290	17,994,419
5.80%, 01/23/59	8,886	9,047,531
5.88%, 06/15/35	1,275	1,362,714
8.00%, 11/15/39	2,270	2,832,412
8.20%, 01/15/39	5,876	7,405,829
Brown-Forman Corp.
4.00%, 04/15/38	1,894	1,664,302
4.50%, 07/15/45	2,845	2,408,911
4.75%, 04/15/33	3,010	2,968,798
Coca-Cola Co.(The)
1.00%, 03/15/28	6,844	6,486,334
1.38%, 03/15/31	5,175	4,513,016
1.45%, 06/01/27	5,302	5,174,247
1.50%, 03/05/28	4,257	4,076,965
1.65%, 06/01/30	7,209	6,508,737
2.00%, 03/05/31	4,096	3,682,816
2.13%, 09/06/29	5,048	4,736,207
2.25%, 01/05/32	9,475	8,488,206
2.50%, 06/01/40	5,768	4,233,564
2.50%, 03/15/51	7,575	4,506,781
2.60%, 06/01/50	7,604	4,669,851
2.75%, 06/01/60	4,876	2,827,243
2.88%, 05/05/41	4,510	3,425,481
3.00%, 03/05/51	6,645	4,412,792
3.45%, 03/25/30	6,498	6,311,678
4.20%, 03/25/50	3,616	2,987,719
4.65%, 08/14/34(c)	3,325	3,331,457
5.00%, 05/13/34	4,510	4,632,697
5.20%, 01/14/55	4,735	4,511,571
5.30%, 05/13/54	4,525	4,372,034
5.40%, 05/13/64	6,935	6,668,661
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	4,160	4,241,920
5.45%, 06/01/34	2,440	2,508,375
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,673	3,063,075
2.75%, 01/22/30	6,118	5,717,011
5.10%, 05/06/35	1,290	1,282,381
5.25%, 11/26/43	2,682	2,562,532
Constellation Brands, Inc.
2.25%, 08/01/31	2,070	1,826,619
2.88%, 05/01/30	3,475	3,256,734
3.15%, 08/01/29	4,762	4,559,838
3.60%, 02/15/28	3,285	3,239,860
3.75%, 05/01/50	2,965	2,167,315
4.10%, 02/15/48	2,751	2,141,063
4.50%, 05/09/47	2,475	2,047,256
4.65%, 11/15/28	3,037	3,044,860
4.75%, 05/09/32	1,365	1,352,446
4.80%, 01/15/29	2,070	2,080,799
4.80%, 05/01/30	1,665	1,675,867
4.85%, 05/06/31	1,335	1,335,693
4.90%, 05/01/33	3,665	3,631,581
4.95%, 11/01/35	2,060	2,005,203
Security	Par (000)	Value
Beverages (continued)
5.25%, 11/15/48	$2,345	$2,149,010
Diageo Capital PLC
2.00%, 04/29/30	6,686	6,066,097
2.13%, 04/29/32	3,418	2,956,350
2.38%, 10/24/29	4,855	4,531,523
3.88%, 05/18/28	4,009	3,973,877
3.88%, 04/29/43	2,532	2,033,641
5.30%, 10/24/27	5,220	5,292,540
5.50%, 01/24/33	3,797	3,925,856
5.63%, 10/05/33	3,810	3,971,695
5.88%, 09/30/36	3,740	3,969,387
Diageo Investment Corp.
4.25%, 05/11/42	2,152	1,846,808
5.13%, 08/15/30	2,290	2,331,051
5.63%, 04/15/35	950	986,940
7.45%, 04/15/35	3,660	4,279,361
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,145	822,998
4.38%, 05/10/43	1,000	866,004
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,778	2,471,655
3.20%, 05/01/30	3,554	3,345,023
3.35%, 03/15/51	2,480	1,618,446
3.43%, 06/15/27	4,158	4,116,644
3.80%, 05/01/50	3,750	2,662,507
3.95%, 04/15/29	5,955	5,844,603
4.05%, 04/15/32	3,975	3,787,832
4.35%, 05/15/28	4,550	4,537,286
4.42%, 12/15/46	2,017	1,622,312
4.50%, 11/15/45	2,770	2,288,501
4.50%, 04/15/52	4,760	3,790,177
4.60%, 05/25/28	3,730	3,733,147
4.60%, 05/15/30	2,515	2,499,527
5.05%, 03/15/29(c)	3,320	3,353,715
5.09%, 05/25/48	2,040	1,792,312
5.15%, 05/15/35	3,045	2,993,036
5.30%, 03/15/34	2,590	2,590,393
Series 10, 5.20%, 03/15/31	2,945	2,984,048
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	1,110	1,108,901
5.05%, 03/26/31(b)	1,710	1,711,257
5.70%, 03/26/36(b)	1,610	1,625,111
6.63%, 03/26/56(b)	2,490	2,594,395
Molson Coors Beverage Co.
4.20%, 07/15/46	8,392	6,709,341
4.90%, 07/08/31	1,750	1,755,473
5.00%, 05/01/42	5,082	4,659,131
5.50%, 07/08/36	2,910	2,932,152
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	1,990	2,001,136
4.70%, 02/16/34	2,930	2,918,283
PepsiCo, Inc.
1.40%, 02/25/31	4,400	3,839,097
1.63%, 05/01/30	6,223	5,611,812
1.95%, 10/21/31	6,440	5,673,911
2.63%, 07/29/29	5,398	5,136,534
2.63%, 10/21/41	2,930	2,096,763
2.75%, 03/19/30	7,228	6,817,155
2.75%, 10/21/51	4,440	2,747,677
2.88%, 10/15/49	4,277	2,779,249
3.00%, 10/15/27	7,681	7,580,517

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.38%, 07/29/49	$2,250	$1,601,685
3.45%, 10/06/46	4,029	2,993,034
3.50%, 03/19/40	2,115	1,756,743
3.60%, 02/18/28	5,325	5,279,206
3.60%, 08/13/42	1,655	1,324,775
3.63%, 03/19/50	4,009	2,975,256
3.88%, 03/19/60	1,635	1,212,209
3.90%, 07/18/32	6,120	5,943,734
4.00%, 03/05/42	2,290	1,948,967
4.00%, 05/02/47	2,525	2,030,685
4.10%, 01/15/29	3,360	3,351,352
4.20%, 07/18/52	2,225	1,805,219
4.25%, 10/22/44	1,500	1,279,016
4.30%, 07/23/30(c)	2,020	2,022,363
4.45%, 02/07/28	2,100	2,109,849
4.45%, 05/15/28	3,780	3,802,369
4.45%, 02/15/33	4,020	4,020,108
4.45%, 04/14/46	4,265	3,706,525
4.50%, 07/17/29	4,545	4,572,819
4.60%, 02/07/30	2,350	2,375,410
4.65%, 07/23/32	3,370	3,388,475
4.65%, 02/15/53	2,265	1,983,038
4.80%, 07/17/34	4,070	4,096,494
4.88%, 11/01/40	2,180	2,093,043
5.00%, 02/07/35(c)	3,520	3,552,438
5.00%, 07/23/35(c)	4,670	4,709,975
5.25%, 07/17/54	3,415	3,285,034
5.50%, 01/15/40	2,420	2,485,811
7.00%, 03/01/29	2,905	3,105,844
		593,127,397
Biotechnology — 0.3%
Amgen, Inc.
1.65%, 08/15/28	6,308	5,948,008
2.00%, 01/15/32	5,070	4,382,190
2.30%, 02/25/31	6,186	5,585,020
2.45%, 02/21/30	5,272	4,892,470
2.77%, 09/01/53	4,085	2,425,273
2.80%, 08/15/41	3,545	2,569,184
3.00%, 02/22/29	3,045	2,938,006
3.00%, 01/15/52(c)	4,197	2,722,211
3.15%, 02/21/40	5,482	4,263,601
3.20%, 11/02/27	5,497	5,417,674
3.35%, 02/22/32	4,156	3,864,713
3.38%, 02/21/50	7,790	5,501,284
4.05%, 08/18/29	6,330	6,253,860
4.20%, 02/19/31	3,285	3,227,227
4.20%, 03/01/33	3,870	3,729,469
4.20%, 02/22/52	3,609	2,825,196
4.40%, 05/01/45	10,519	8,913,404
4.40%, 02/22/62	4,931	3,841,240
4.56%, 06/15/48	6,519	5,511,212
4.66%, 06/15/51	14,620	12,387,732
4.85%, 02/19/36	5,270	5,167,345
4.88%, 03/01/53	4,885	4,241,804
4.95%, 10/01/41	2,712	2,524,520
5.15%, 03/02/28	17,420	17,637,963
5.15%, 11/15/41	3,445	3,274,491
5.25%, 03/02/30	13,650	13,946,842
5.25%, 03/02/33	17,890	18,268,343
5.50%, 02/19/46	3,910	3,780,985
5.60%, 03/02/43	12,630	12,527,384
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 06/15/42	$2,290	$2,275,610
5.65%, 03/02/53	18,115	17,606,672
5.65%, 02/19/56	1,085	1,055,684
5.75%, 03/15/40	1,250	1,282,014
5.75%, 03/02/63	11,735	11,384,535
6.38%, 06/01/37	2,990	3,259,794
6.40%, 02/01/39	3,045	3,282,525
Baxalta, Inc., 5.25%, 06/23/45	2,618	2,441,687
Biogen, Inc.
2.25%, 05/01/30	8,290	7,570,242
3.15%, 05/01/50	6,841	4,423,270
3.25%, 02/15/51	3,451	2,252,581
5.05%, 01/15/31	1,295	1,313,553
5.20%, 09/15/45	4,827	4,449,526
5.75%, 05/15/35	2,260	2,355,285
6.45%, 05/15/55	3,300	3,505,399
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	4,075	3,799,819
Gilead Sciences, Inc.
1.20%, 10/01/27	4,977	4,786,273
1.65%, 10/01/30	6,338	5,625,585
2.60%, 10/01/40	4,906	3,573,744
2.80%, 10/01/50	7,295	4,604,800
4.00%, 09/01/36	4,393	4,039,254
4.15%, 03/01/47	7,950	6,507,372
4.25%, 05/20/28	2,805	2,804,531
4.40%, 05/20/29	4,300	4,300,293
4.50%, 02/01/45	7,080	6,168,331
4.60%, 05/20/31	3,370	3,373,430
4.60%, 09/01/35	4,888	4,769,449
4.75%, 03/01/46	10,578	9,488,073
4.80%, 11/15/29	3,350	3,390,914
4.80%, 04/01/44	6,321	5,761,207
4.90%, 05/20/34	3,420	3,425,898
5.10%, 06/15/35	4,895	4,939,380
5.25%, 10/15/33	3,055	3,148,965
5.50%, 11/15/54	4,270	4,170,097
5.55%, 10/15/53	4,940	4,859,769
5.60%, 11/15/64	3,295	3,228,934
5.65%, 12/01/41	5,272	5,379,150
Illumina, Inc.
2.55%, 03/23/31	1,345	1,216,784
4.75%, 12/12/30	2,150	2,140,735
5.75%, 12/13/27	3,555	3,615,369
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	7,002	6,200,244
2.80%, 09/15/50	3,640	2,212,615
Royalty Pharma PLC
1.75%, 09/02/27	4,996	4,834,511
2.15%, 09/02/31	3,039	2,669,235
2.20%, 09/02/30	4,529	4,092,543
3.30%, 09/02/40	5,272	4,084,177
3.35%, 09/02/51	3,250	2,165,916
3.55%, 09/02/50	4,442	3,094,862
4.45%, 03/25/31	1,900	1,871,490
5.15%, 09/02/29(c)	3,300	3,347,651
5.20%, 09/25/35	2,430	2,412,693
5.40%, 09/02/34	2,845	2,879,079
5.90%, 09/02/54	1,955	1,931,079
5.95%, 09/25/55	2,365	2,353,672
		400,294,951

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.1%
Amrize Finance U.S. LLC
4.70%, 04/07/28	$2,020	$2,026,790
4.75%, 09/22/46	230	199,655
4.95%, 04/07/30	1,860	1,876,750
5.40%, 04/07/35	2,380	2,416,757
7.13%, 07/15/36	720	813,034
Carlisle Companies, Inc.
2.20%, 03/01/32	2,630	2,274,664
2.75%, 03/01/30	4,199	3,928,853
3.75%, 12/01/27	3,205	3,175,459
5.25%, 09/15/35	1,020	1,020,966
5.55%, 09/15/40	1,355	1,347,784
Carrier Global Corp.
2.70%, 02/15/31	3,790	3,479,911
2.72%, 02/15/30	9,518	8,907,897
3.38%, 04/05/40	7,265	5,816,840
3.58%, 04/05/50	6,898	5,019,846
5.90%, 03/15/34	3,072	3,239,131
6.20%, 03/15/54	2,699	2,877,079
CRH America Finance, Inc.
4.40%, 02/09/31	3,865	3,812,262
5.00%, 02/09/36	4,335	4,261,073
5.40%, 05/21/34	2,080	2,123,722
5.50%, 01/09/35	3,660	3,737,145
5.60%, 02/09/56	3,235	3,154,080
5.88%, 01/09/55	1,570	1,582,092
CRH SMW Finance DAC
5.13%, 01/09/30	3,420	3,473,630
5.20%, 05/21/29	2,470	2,521,033
Eagle Materials, Inc.
2.50%, 07/01/31	2,800	2,504,253
5.00%, 03/15/36	2,005	1,935,430
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	3,977	3,795,795
4.00%, 03/25/32	2,085	1,972,512
4.50%, 03/25/52	2,867	2,291,171
5.88%, 06/01/33(c)	2,539	2,638,418
Johnson Controls International PLC
4.50%, 02/15/47	2,687	2,282,693
4.63%, 07/02/44	2,220	1,950,846
4.95%, 07/02/64(e)	1,962	1,695,222
6.00%, 01/15/36	1,349	1,429,758
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,485	3,103,533
2.00%, 09/16/31	2,445	2,136,826
4.90%, 12/01/32	2,930	2,941,022
5.50%, 04/19/29	3,415	3,506,864
Lennox International, Inc.
1.70%, 08/01/27	2,063	2,002,618
5.50%, 09/15/28	2,690	2,745,182
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,570	2,301,877
3.20%, 07/15/51	5,170	3,429,367
3.45%, 06/01/27	2,383	2,361,915
3.50%, 12/15/27	3,854	3,805,500
4.25%, 12/15/47	4,000	3,245,276
5.15%, 12/01/34	1,940	1,950,233
5.50%, 12/01/54	2,260	2,168,390
Series CB, 2.50%, 03/15/30	3,516	3,249,555
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$3,252	$3,094,606
2.00%, 10/01/30	1,629	1,449,408
2.00%, 02/15/31	3,020	2,662,152
3.13%, 02/15/51	2,081	1,346,007
3.50%, 11/15/27	2,288	2,256,195
4.50%, 05/15/47	2,265	1,875,985
Mohawk Industries, Inc.
3.63%, 05/15/30	1,700	1,633,679
5.85%, 09/18/28	1,825	1,872,333
Owens Corning
3.50%, 02/15/30	1,040	1,000,020
3.88%, 06/01/30	2,155	2,093,117
3.95%, 08/15/29	3,138	3,083,938
4.30%, 07/15/47	4,111	3,322,697
4.40%, 01/30/48	3,344	2,740,257
5.50%, 06/15/27	1,920	1,943,868
5.70%, 06/15/34	3,425	3,547,028
5.95%, 06/15/54(c)	1,265	1,269,736
7.00%, 12/01/36	1,605	1,804,003
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,010	3,947,722
4.50%, 03/21/49	1,925	1,642,946
4.65%, 11/01/44	1,513	1,349,056
5.10%, 06/13/34	2,160	2,188,689
5.25%, 03/03/33	1,805	1,850,903
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	2,968	2,936,036
4.30%, 02/21/48	1,653	1,363,691
5.75%, 06/15/43	2,372	2,444,472
Vulcan Materials Co.
3.50%, 06/01/30	4,495	4,305,249
4.50%, 06/15/47	3,489	2,963,356
4.70%, 03/01/48	2,248	1,956,830
4.95%, 12/01/29	2,175	2,201,869
5.35%, 12/01/34	3,340	3,398,596
5.70%, 12/01/54	3,595	3,547,522
		207,622,675
Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	4,227	3,850,875
2.70%, 05/15/40	4,311	3,187,173
2.80%, 05/15/50	5,367	3,354,090
4.30%, 06/11/28	2,865	2,866,696
4.60%, 02/08/29	4,805	4,833,192
4.75%, 02/08/31	3,585	3,618,210
4.80%, 03/03/33	3,735	3,761,915
4.85%, 02/08/34	4,660	4,663,724
4.90%, 10/11/32	1,600	1,614,746
Albemarle Corp., 5.05%, 06/01/32(c)	863	865,751
Cabot Corp.
4.00%, 07/01/29	1,870	1,833,697
5.00%, 06/30/32	2,265	2,266,547
CF Industries, Inc.
4.95%, 06/01/43	3,935	3,572,485
5.15%, 03/15/34	4,006	3,992,919
5.30%, 11/26/35	3,380	3,372,965
5.38%, 03/15/44	3,402	3,216,187
Dow Chemical Co.(The)
2.10%, 11/15/30	3,021	2,674,297
3.60%, 11/15/50	3,701	2,464,028

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.25%, 10/01/34	$2,344	$2,150,350
4.38%, 11/15/42	6,126	4,961,847
4.63%, 10/01/44	3,450	2,821,230
4.80%, 11/30/28	4,007	4,019,317
4.80%, 01/15/31	4,095	4,057,942
4.80%, 05/15/49	3,845	3,079,974
5.15%, 02/15/34(c)	1,795	1,768,919
5.25%, 11/15/41	4,151	3,756,586
5.35%, 03/15/35(c)	2,100	2,077,060
5.55%, 11/30/48	4,368	3,886,508
5.60%, 02/15/54	2,320	2,061,133
5.65%, 03/15/36(c)	3,165	3,166,770
5.95%, 03/15/55(c)	2,455	2,286,538
6.30%, 03/15/33(c)	1,835	1,938,415
6.90%, 05/15/53(c)	3,020	3,169,048
7.38%, 11/01/29	4,231	4,572,380
9.40%, 05/15/39	2,647	3,428,143
DuPont de Nemours, Inc.
4.73%, 11/15/28	140	140,466
4.73%, 11/15/28(b)	5,050	5,056,247
5.32%, 11/15/38	4,089	4,033,972
5.42%, 11/15/48(c)	2,617	2,470,932
Eastman Chemical Co.
4.50%, 12/01/28	2,276	2,270,594
4.50%, 02/20/31	2,035	1,997,105
4.65%, 10/15/44	3,918	3,341,373
4.80%, 09/01/42	2,557	2,265,392
5.00%, 08/01/29	3,265	3,293,332
5.63%, 02/20/34	2,580	2,629,210
5.75%, 03/08/33(c)	2,465	2,554,801
Ecolab, Inc.
1.30%, 01/30/31	3,040	2,625,865
2.13%, 02/01/32	3,430	3,010,052
2.13%, 08/15/50(c)	2,708	1,466,267
2.70%, 12/15/51	5,245	3,194,942
2.75%, 08/18/55	4,334	2,574,452
3.25%, 12/01/27	3,180	3,140,186
3.95%, 12/01/47	1,570	1,246,452
4.30%, 06/15/28	2,365	2,365,333
4.60%, 06/15/29	4,350	4,368,965
4.80%, 03/24/30	3,578	3,615,166
4.80%, 06/15/31	4,450	4,483,353
5.00%, 09/01/35	2,565	2,563,490
5.15%, 06/15/33	4,320	4,386,896
5.25%, 01/15/28	3,445	3,495,707
5.35%, 06/15/36	4,430	4,502,183
5.50%, 12/08/41	835	841,870
EIDP, Inc.
2.30%, 07/15/30	3,752	3,461,103
4.80%, 05/15/33	1,980	1,955,125
5.13%, 05/15/32	2,490	2,519,482
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	2,369	1,909,896
4.45%, 09/26/28	2,325	2,322,647
5.00%, 09/26/48	3,027	2,669,529
Linde, Inc./CT
1.10%, 08/10/30	4,037	3,539,593
2.00%, 08/10/50(c)	2,865	1,535,729
3.55%, 11/07/42	2,742	2,189,643
Lubrizol Corp. (The), 6.50%, 10/01/34	1,562	1,732,894
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44	$4,415	$3,733,057
5.25%, 07/15/43	3,444	3,045,230
LYB International Finance III LLC
2.25%, 10/01/30	3,892	3,490,166
3.38%, 10/01/40	4,255	3,145,966
3.63%, 04/01/51	4,601	3,040,691
3.80%, 10/01/60	3,100	1,975,312
4.20%, 10/15/49	4,578	3,356,943
4.20%, 05/01/50	4,787	3,498,050
5.13%, 01/15/31	795	796,512
5.50%, 03/01/34(c)	4,005	4,008,187
5.63%, 05/15/33	2,645	2,681,525
5.88%, 01/15/36(c)	1,240	1,256,470
6.15%, 05/15/35	1,785	1,848,481
LyondellBasell Industries NV, 4.63%, 02/26/55(c)	4,157	3,213,264
Mosaic Co.(The)
4.05%, 11/15/27	1,890	1,878,456
4.35%, 01/15/29	1,070	1,060,482
4.60%, 11/15/30	1,370	1,352,917
4.88%, 11/15/41	2,020	1,800,872
5.38%, 11/15/28	1,730	1,758,058
5.45%, 11/15/33(c)	1,817	1,840,626
5.63%, 11/15/43	1,493	1,414,566
NewMarket Corp., 2.70%, 03/18/31	2,231	2,022,854
Nutrien Ltd.
2.95%, 05/13/30	2,449	2,301,103
3.95%, 05/13/50	2,640	1,981,437
4.13%, 03/15/35	2,430	2,237,981
4.20%, 04/01/29	4,685	4,647,952
4.85%, 05/29/31	2,150	2,154,694
4.90%, 03/27/28	3,577	3,606,653
4.90%, 06/01/43	2,989	2,689,480
5.00%, 04/01/49	3,044	2,713,279
5.20%, 06/21/27	2,520	2,542,692
5.25%, 03/12/32	2,575	2,622,223
5.25%, 01/15/45	2,677	2,500,326
5.35%, 05/29/36	2,150	2,156,660
5.40%, 06/21/34	2,150	2,190,823
5.63%, 12/01/40	1,921	1,904,695
5.80%, 03/27/53	2,380	2,358,321
5.88%, 12/01/36	3,379	3,507,795
6.13%, 01/15/41	825	866,996
PPG Industries, Inc.
2.55%, 06/15/30	2,437	2,261,510
2.80%, 08/15/29	2,095	1,983,646
3.75%, 03/15/28	4,811	4,762,382
4.38%, 03/15/31	2,290	2,255,966
Rohm and Haas Co., 7.85%, 07/15/29	170	184,743
RPM International, Inc.
2.95%, 01/15/32	1,975	1,785,636
4.25%, 01/15/48	1,426	1,143,152
4.55%, 03/01/29	2,829	2,827,490
5.25%, 06/01/45	2,025	1,882,973
Sherwin-Williams Co.(The)
2.20%, 03/15/32	3,047	2,660,855
2.30%, 05/15/30	3,013	2,761,550
2.90%, 03/15/52	2,450	1,505,140
2.95%, 08/15/29	3,577	3,409,050
3.30%, 05/15/50	2,325	1,562,918

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.45%, 06/01/27	$8,785	$8,719,615
3.80%, 08/15/49	2,100	1,570,098
4.00%, 12/15/42	1,420	1,146,684
4.30%, 08/15/28	2,990	2,977,656
4.50%, 08/15/30	2,170	2,160,700
4.50%, 06/01/47	5,678	4,770,520
4.55%, 03/01/28	1,080	1,081,999
4.55%, 08/01/45	1,872	1,595,038
4.80%, 09/01/31	1,650	1,655,801
5.15%, 08/15/35	2,340	2,346,449
Westlake Corp.
2.88%, 08/15/41	1,563	1,073,444
3.13%, 08/15/51	3,180	1,954,569
3.38%, 06/15/30	2,245	2,135,087
3.38%, 08/15/61	2,504	1,508,320
4.38%, 11/15/47	2,575	2,005,588
5.00%, 08/15/46	3,400	2,927,835
5.55%, 11/15/35	1,795	1,788,447
6.38%, 11/15/55	2,130	2,128,187
		380,716,744
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,118,415
Automatic Data Processing, Inc.
1.25%, 09/01/30	9,257	8,135,926
1.70%, 05/15/28	5,875	5,610,404
4.45%, 09/09/34	4,435	4,341,209
4.75%, 05/08/32	4,615	4,633,010
5.00%, 05/07/36	3,400	3,390,842
Block Financial LLC
2.50%, 07/15/28	3,248	3,097,668
3.88%, 08/15/30	3,623	3,449,553
5.38%, 09/15/32	1,280	1,258,213
Brown University, Series A, 2.92%, 09/01/50	3,315	2,173,730
California Endowment (The), Series 2021, 2.50%, 04/01/51(c)	3,548	2,037,745
California Institute of Technology
3.65%, 09/01/2119	1,094	686,290
4.32%, 08/01/45(c)	1,602	1,384,681
4.70%, 11/01/2111	1,769	1,393,095
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,309,410
Cintas Corp. No. 2
4.00%, 05/01/32	2,515	2,437,667
4.20%, 05/01/28	1,675	1,672,493
Claremont Mckenna College, 3.78%, 01/01/2122	830	531,516
Cornell University
4.84%, 06/15/34	2,070	2,083,189
Series 2025, 4.17%, 06/15/30	1,960	1,942,423
Series 2025, 4.73%, 06/15/35	2,050	2,028,670
Duke University
Series 2020, 2.68%, 10/01/44(c)	2,011	1,476,535
Series 2020, 2.76%, 10/01/50	1,698	1,083,284
Series 2020, 2.83%, 10/01/55	2,710	1,691,708
Emory University
Series 2020, 2.14%, 09/01/30	358	325,856
Series 2020, 2.97%, 09/01/50	2,413	1,595,878
Equifax, Inc.
2.35%, 09/15/31	5,845	5,153,537
3.10%, 05/15/30	3,391	3,186,323
Security	Par (000)	Value
Commercial Services (continued)
4.80%, 09/15/29	$3,690	$3,704,244
5.10%, 12/15/27	4,535	4,575,486
5.10%, 06/01/28	3,760	3,798,099
Ford Foundation(The)
Series 2020, 2.42%, 06/01/50	3,020	1,786,106
Series 2020, 2.82%, 06/01/70	3,267	1,824,385
George Washington University(The)
4.87%, 09/15/45	1,735	1,576,875
Series 2014, 4.30%, 09/15/44	1,640	1,383,656
Series 2018, 4.13%, 09/15/48	3,216	2,589,829
Georgetown University(The)
5.12%, 04/01/53(c)	280	257,360
Series 20A, 2.94%, 04/01/50(c)	1,894	1,214,124
Series A, 5.22%, 10/01/2118	1,286	1,118,689
Series B, 4.32%, 04/01/49	2,553	2,098,814
Global Payments, Inc.
2.90%, 05/15/30	4,869	4,469,672
2.90%, 11/15/31	4,269	3,769,442
3.20%, 08/15/29	6,442	6,097,875
4.15%, 08/15/49	3,969	2,901,283
4.45%, 06/01/28	3,030	3,009,306
4.50%, 11/15/28	5,240	5,197,001
4.55%, 03/15/28	1,775	1,770,341
4.88%, 11/15/30	3,810	3,750,303
4.95%, 08/15/27	3,459	3,471,076
5.20%, 11/15/32	3,175	3,114,951
5.30%, 08/15/29	3,140	3,168,870
5.40%, 08/15/32	3,650	3,649,382
5.40%, 03/15/33	1,675	1,653,125
5.55%, 11/15/35	5,580	5,441,464
5.95%, 08/15/52(c)	3,415	3,235,489
Howard University, 5.21%, 10/01/52	978	808,790
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,107,661
Johns Hopkins University
4.71%, 07/01/32	1,450	1,462,948
Series 2013, 4.08%, 07/01/53	2,258	1,811,822
Series A, 2.81%, 01/01/60(c)	1,785	1,033,704
Leland Stanford Junior University(The)
1.29%, 06/01/27	1,380	1,343,247
2.41%, 06/01/50(c)	2,555	1,520,045
3.65%, 05/01/48	3,541	2,749,833
4.68%, 03/01/35	2,100	2,079,165
Series 2025, 4.15%, 08/01/30	2,100	2,083,448
Massachusetts Institute of Technology
3.07%, 04/01/52	2,608	1,740,460
3.89%, 07/01/2116	708	485,071
3.96%, 07/01/38	819	748,044
4.68%, 07/01/2114	2,478	2,043,916
5.60%, 07/01/2111	3,170	3,102,756
5.62%, 06/01/55	2,780	2,829,204
Series F, 2.99%, 07/01/50	2,636	1,760,769
Series G, 2.29%, 07/01/51	2,284	1,297,196
Mobility Global, Inc.
5.05%, 06/15/29(b)	2,875	2,888,752
5.45%, 06/15/31(b)	3,255	3,291,082
6.05%, 06/15/36(b)	2,875	2,925,486
Moody's Corp.
2.00%, 08/19/31(c)	3,532	3,107,373
2.75%, 08/19/41	2,950	2,099,709
3.10%, 11/29/61	2,895	1,721,355
3.25%, 01/15/28	3,614	3,558,283

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 05/20/50	$1,843	$1,231,538
3.75%, 02/25/52	2,345	1,710,889
4.25%, 02/01/29	3,066	3,054,844
4.25%, 08/08/32	2,625	2,556,170
4.88%, 12/17/48	2,075	1,834,291
5.00%, 08/05/34	2,270	2,274,061
5.25%, 07/15/44	2,961	2,794,485
Nature Conservancy (The), Series A, 3.96%, 03/01/52(c)	2,193	1,699,646
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	1,541	1,012,347
Northwestern University
4.64%, 12/01/44	2,040	1,908,290
4.94%, 12/01/35	2,175	2,182,443
Series 2017, 3.66%, 12/01/57(c)	1,729	1,251,697
Series 2020, 2.64%, 12/01/50	2,104	1,299,009
PayPal Holdings, Inc.
2.30%, 06/01/30	5,814	5,309,912
2.85%, 10/01/29	6,549	6,189,946
3.25%, 06/01/50	4,702	3,071,566
3.90%, 06/01/27	2,600	2,594,028
4.40%, 06/01/32	5,955	5,801,499
4.45%, 03/06/28	1,780	1,781,523
4.55%, 06/01/28	2,665	2,672,805
4.95%, 06/01/31	2,475	2,477,945
5.05%, 06/01/52	4,565	3,939,878
5.10%, 04/01/35(c)	2,375	2,343,067
5.15%, 06/01/34(c)	3,960	3,939,441
5.25%, 06/01/62	3,370	2,940,247
5.50%, 06/01/54(c)	2,095	1,915,957
5.55%, 06/01/36	2,665	2,666,808
President and Fellows of Harvard College
2.52%, 10/15/50	3,294	1,998,664
3.15%, 07/15/46	2,450	1,779,686
3.30%, 07/15/56	2,006	1,366,336
3.75%, 11/15/52	1,570	1,197,257
4.61%, 02/15/35(c)	200	198,279
4.88%, 10/15/40	895	879,270
4.89%, 03/15/30	525	535,499
5.26%, 03/15/36(c)	200	206,767
Quanta Services, Inc.
2.35%, 01/15/32	2,286	2,008,266
2.90%, 10/01/30	3,935	3,665,477
3.05%, 10/01/41	3,040	2,247,837
4.30%, 08/09/28	1,625	1,621,225
4.50%, 01/15/31	1,625	1,609,259
4.75%, 08/09/27	2,050	2,058,053
5.10%, 08/09/35	1,625	1,619,445
5.25%, 08/09/34	2,050	2,071,012
RELX Capital, Inc.
3.00%, 05/22/30	4,709	4,433,324
4.00%, 03/18/29	5,862	5,785,304
4.75%, 03/27/30	2,400	2,409,559
4.75%, 05/20/32	2,270	2,268,495
5.25%, 03/27/35	1,160	1,175,386
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,469	3,297,988
Rollins, Inc., 5.25%, 02/24/35	1,740	1,736,151
S&P Global, Inc.
1.25%, 08/15/30(c)	3,643	3,184,405
2.30%, 08/15/60	3,355	1,657,007
Security	Par (000)	Value
Commercial Services (continued)
2.50%, 12/01/29	$2,847	$2,665,946
2.90%, 03/01/32	4,451	4,060,601
2.95%, 03/01/29	6,065	5,828,537
3.25%, 12/01/49	3,638	2,505,835
3.70%, 03/01/52	5,065	3,749,479
3.90%, 03/01/62	1,919	1,391,785
4.25%, 05/01/29	4,580	4,557,083
4.25%, 01/15/31(b)	2,020	1,988,535
4.75%, 08/01/28	3,870	3,900,281
4.80%, 12/04/35(b)	1,360	1,330,056
5.25%, 09/15/33	2,957	3,040,979
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,047,046
TR Finance LLC
5.50%, 08/15/35	1,312	1,330,965
5.65%, 11/23/43	2,136	2,093,703
5.85%, 04/15/40	2,789	2,797,778
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	3,184	2,837,681
5.15%, 02/15/33	1,740	1,710,369
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,224,645
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(c)	650	626,427
Trustees of Dartmouth College, 4.27%, 06/01/30	875	872,834
Trustees of Princeton University(The)
4.20%, 03/01/52	1,580	1,296,224
4.65%, 07/01/30	290	293,621
5.70%, 03/01/39	2,490	2,628,338
Series 2020, 2.52%, 07/01/50	2,647	1,630,239
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119	2,318	1,437,183
4.67%, 09/01/2112	390	315,424
Series 2020, 2.40%, 10/01/50(c)	1,863	1,091,205
UL Solutions, Inc., 6.50%, 10/20/28	1,150	1,198,710
University of Chicago(The)
3.00%, 10/01/52(c)	320	216,906
4.00%, 10/01/53	2,064	1,625,321
Series 20B, 2.76%, 04/01/45	1,477	1,158,928
Series C, 2.55%, 04/01/50	1,956	1,262,499
University of Miami, 4.06%, 04/01/52	2,507	1,950,688
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	1,850	1,415,933
Series 2017, 3.39%, 02/15/48	2,224	1,635,813
University of Southern California
2.81%, 10/01/50	1,380	868,917
3.03%, 10/01/39	3,714	3,019,566
4.98%, 10/01/53	1,825	1,671,226
5.25%, 10/01/2111	1,128	1,019,100
Series 2017, 3.84%, 10/01/47	2,233	1,766,632
Series 21A, 2.95%, 10/01/51	2,110	1,366,633
Series A, 3.23%, 10/01/2120	979	547,084
Verisk Analytics, Inc.
3.63%, 05/15/50	3,016	2,132,506
4.13%, 03/15/29	4,313	4,263,022
4.45%, 03/15/31	755	742,459
5.13%, 03/15/36	3,085	3,023,220
5.25%, 06/05/34	2,155	2,153,842
5.25%, 03/15/35	2,490	2,473,405

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.50%, 06/15/45	$2,240	$2,123,606
5.75%, 04/01/33	3,290	3,419,935
Washington University(The)
3.52%, 04/15/54	2,916	2,101,156
4.35%, 04/15/2122	1,599	1,202,293
William Marsh Rice University
3.57%, 05/15/45	1,545	1,211,918
3.77%, 05/15/55(c)	1,865	1,396,486
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,335,388
Series 2020, 2.40%, 04/15/50	2,498	1,486,374
Series 2025, 4.70%, 04/15/32	425	430,026
		433,393,310
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	4,780	4,768,474
4.05%, 10/04/29	6,755	6,677,704
4.25%, 10/04/31	6,505	6,404,730
4.50%, 10/04/34	5,475	5,298,409
Amdocs Ltd., 2.54%, 06/15/30	3,731	3,384,418
Apple, Inc.
1.20%, 02/08/28	9,367	8,932,523
1.25%, 08/20/30	6,392	5,657,515
1.40%, 08/05/28	10,695	10,112,264
1.65%, 05/11/30(c)	8,943	8,110,316
1.65%, 02/08/31	10,500	9,358,217
1.70%, 08/05/31	4,898	4,314,478
2.20%, 09/11/29	7,335	6,917,257
2.38%, 02/08/41	5,490	3,902,813
2.40%, 08/20/50(c)	5,091	2,969,705
2.55%, 08/20/60(c)	10,902	5,931,684
2.65%, 05/11/50	11,056	6,843,792
2.65%, 02/08/51	11,960	7,326,537
2.70%, 08/05/51	8,974	5,539,790
2.80%, 02/08/61	6,933	4,010,195
2.85%, 08/05/61	5,635	3,282,971
2.90%, 09/12/27	10,646	10,500,202
2.95%, 09/11/49	7,293	4,829,525
3.00%, 06/20/27	2,860	2,833,622
3.00%, 11/13/27	7,987	7,877,825
3.25%, 08/08/29	5,250	5,112,882
3.35%, 08/08/32	6,840	6,499,610
3.45%, 02/09/45	8,616	6,629,669
3.75%, 09/12/47	5,594	4,363,058
3.75%, 11/13/47	6,972	5,435,788
3.85%, 05/04/43	13,378	11,151,100
3.85%, 08/04/46	10,239	8,189,820
3.95%, 08/08/52	8,690	6,788,837
4.00%, 05/10/28	5,030	5,031,904
4.00%, 05/12/28	5,410	5,407,772
4.10%, 08/08/62	5,385	4,158,493
4.15%, 05/10/30	2,910	2,911,721
4.20%, 05/12/30	4,690	4,700,876
4.25%, 02/09/47	4,876	4,118,834
4.30%, 05/10/33	4,805	4,798,619
4.38%, 05/13/45	8,504	7,457,258
4.45%, 05/06/44	3,882	3,460,988
4.50%, 05/12/32(c)	4,450	4,504,970
4.50%, 02/23/36(c)	5,548	5,527,849
4.65%, 02/23/46	15,494	13,980,709
4.75%, 05/12/35(c)	4,445	4,490,523
Security	Par (000)	Value
Computers (continued)
4.85%, 05/10/53(c)	$4,645	$4,310,156
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	1,737	1,779,791
5.95%, 04/15/35(c)	1,500	1,515,049
CGI, Inc.
2.30%, 09/14/31	3,128	2,720,472
4.95%, 03/14/30	2,680	2,672,495
Dell International LLC/EMC Corp.
3.38%, 12/15/41	4,795	3,679,368
3.45%, 12/15/51(c)	4,384	3,067,007
4.15%, 02/15/29	4,610	4,570,472
4.35%, 02/01/30	3,190	3,160,361
4.50%, 02/15/31	5,375	5,332,316
4.75%, 04/01/28	1,785	1,795,105
4.75%, 10/06/32	5,315	5,275,031
4.85%, 02/01/35(c)	4,085	4,008,696
5.00%, 04/01/30	2,710	2,744,759
5.10%, 02/15/36	4,800	4,757,734
5.25%, 02/01/28	2,700	2,736,470
5.30%, 10/01/29	8,005	8,176,968
5.30%, 04/01/32	4,250	4,338,726
5.40%, 04/15/34	4,000	4,089,380
5.50%, 04/01/35	4,410	4,507,561
5.75%, 02/01/33	4,180	4,369,194
6.10%, 07/15/27	3,300	3,354,816
6.20%, 07/15/30	3,543	3,733,880
8.10%, 07/15/36	4,562	5,475,654
8.35%, 07/15/46	2,755	3,494,302
Dell, Inc.
6.50%, 04/15/38	2,345	2,538,442
7.10%, 04/15/28	3,745	3,929,872
DXC Technology Co., 2.38%, 09/15/28	3,837	3,597,677
Fortinet, Inc., 2.20%, 03/15/31	3,724	3,329,482
Gartner, Inc.
4.95%, 03/20/31	570	554,718
5.60%, 11/20/35	2,010	1,924,564
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	1,860	1,907,875
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	1,360	1,335,211
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,770	4,749,876
4.15%, 09/15/28	4,240	4,206,872
4.40%, 09/25/27	6,435	6,432,200
4.40%, 10/15/30	4,520	4,445,649
4.50%, 03/23/28	2,015	2,015,349
4.55%, 10/15/29	7,970	7,950,478
4.60%, 03/23/29	1,410	1,409,899
4.85%, 10/15/31	5,130	5,123,305
5.00%, 10/15/34	5,670	5,560,396
5.25%, 07/01/28	3,665	3,717,370
5.25%, 04/01/33	2,205	2,221,462
5.60%, 10/15/54	5,740	5,290,237
6.20%, 10/15/35(c)	4,945	5,304,976
6.35%, 10/15/45	8,617	8,819,425
HP, Inc.
2.65%, 06/17/31	4,925	4,422,064
3.00%, 06/17/27	5,394	5,322,425
3.40%, 06/17/30	565	536,522
4.00%, 04/15/29	5,580	5,489,174
4.20%, 04/15/32	3,165	3,034,188

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.75%, 01/15/28	$5,225	$5,247,973
5.40%, 04/25/30	4,090	4,178,497
5.50%, 01/15/33(c)	5,115	5,240,451
6.00%, 09/15/41(c)	6,412	6,576,510
6.10%, 04/25/35(c)	2,250	2,373,290
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	3,795	3,805,759
4.75%, 02/05/31(c)	3,770	3,783,517
4.90%, 02/05/34	4,590	4,552,422
5.25%, 02/05/44	3,910	3,654,853
5.30%, 02/05/54	6,345	5,734,712
International Business Machines Corp.
1.95%, 05/15/30	7,230	6,539,744
2.72%, 02/09/32	2,520	2,258,131
2.85%, 05/15/40	3,038	2,228,599
2.95%, 05/15/50	4,164	2,596,880
3.43%, 02/09/52	3,665	2,449,836
3.50%, 05/15/29	13,325	12,991,044
4.00%, 02/03/29	2,200	2,177,615
4.00%, 06/20/42	4,301	3,540,012
4.15%, 07/27/27	3,068	3,065,394
4.15%, 05/15/39	9,384	8,215,745
4.25%, 05/15/49	13,025	10,217,960
4.30%, 02/03/31	2,770	2,728,168
4.40%, 07/27/32	3,395	3,323,454
4.50%, 02/06/28	4,485	4,498,492
4.60%, 02/03/33	2,200	2,164,326
4.65%, 02/10/28	3,840	3,861,087
4.70%, 02/19/46	3,384	2,916,839
4.75%, 02/06/33	3,292	3,284,714
4.80%, 02/10/30	3,010	3,034,076
4.90%, 07/27/52	3,735	3,191,441
4.95%, 02/03/36	4,240	4,164,409
5.00%, 02/10/32	3,950	3,991,432
5.10%, 02/06/53	3,345	2,968,273
5.20%, 02/10/35(c)	3,410	3,439,811
5.60%, 11/30/39	4,160	4,260,509
5.70%, 02/10/55	4,220	4,051,056
5.80%, 02/03/56	2,380	2,322,745
5.88%, 11/29/32	2,954	3,131,608
6.22%, 08/01/27	3,312	3,384,917
6.50%, 01/15/28	2,140	2,213,501
7.13%, 12/01/96	2,069	2,369,492
Kyndryl Holdings, Inc.
2.70%, 10/15/28	3,112	2,921,917
3.15%, 10/15/31	3,225	2,706,121
4.10%, 10/15/41(c)	3,250	2,342,876
6.35%, 02/20/34(c)	1,225	1,172,300
Leidos, Inc.
2.30%, 02/15/31	4,138	3,694,521
4.10%, 03/15/29	2,205	2,175,490
4.38%, 05/15/30	1,553	1,527,908
5.00%, 03/15/36	2,500	2,420,118
5.75%, 03/15/33	180	186,386
NetApp, Inc.
2.38%, 06/22/27	2,421	2,371,405
2.70%, 06/22/30	3,479	3,206,024
5.50%, 03/17/32	2,890	2,956,915
5.70%, 03/17/35(c)	2,150	2,201,371
Teledyne FLIR LLC, 2.50%, 08/01/30	2,841	2,604,684
		670,559,047
Security	Par (000)	Value
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/27	$3,680	$3,643,676
3.25%, 08/15/32	2,615	2,459,053
3.70%, 08/01/47	1,635	1,263,517
4.00%, 08/15/45	3,518	2,963,312
4.20%, 05/01/30	4,410	4,418,088
4.60%, 03/01/28	1,904	1,920,237
4.60%, 03/01/33	2,244	2,261,661
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31	3,225	2,855,058
2.38%, 12/01/29	4,038	3,759,704
2.60%, 04/15/30	3,689	3,438,516
3.13%, 12/01/49	1,877	1,239,195
4.15%, 03/15/47	3,040	2,418,550
4.38%, 05/15/28	4,885	4,884,896
4.38%, 06/15/45	1,808	1,504,828
4.65%, 05/15/33	3,210	3,164,095
5.00%, 02/14/34(c)	2,705	2,713,059
5.15%, 05/15/53(c)	3,305	2,974,637
6.00%, 05/15/37(c)	1,982	2,108,919
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,120	5,941,069
3.63%, 03/24/32	7,460	6,998,837
4.00%, 03/24/52	4,940	3,831,646
Kenvue, Inc.
4.85%, 05/22/32	2,910	2,936,500
4.90%, 03/22/33	6,150	6,188,727
5.00%, 03/22/30	6,110	6,208,129
5.05%, 03/22/28	4,935	4,994,704
5.05%, 03/22/53	6,975	6,365,997
5.10%, 03/22/43	3,500	3,344,160
5.20%, 03/22/63	3,475	3,144,558
Procter & Gamble Co.(The)
1.20%, 10/29/30	6,220	5,446,067
1.95%, 04/23/31	3,762	3,371,444
2.30%, 02/01/32(c)	2,290	2,070,232
2.85%, 08/11/27	4,066	4,010,023
3.00%, 03/25/30	7,830	7,481,051
3.50%, 10/25/47	2,260	1,711,707
3.55%, 03/25/40	2,455	2,093,794
3.60%, 03/25/50	2,582	1,973,577
3.95%, 01/26/28	3,825	3,820,334
4.05%, 05/01/30	3,310	3,292,119
4.05%, 01/26/33	4,650	4,573,961
4.10%, 11/03/32	2,630	2,581,692
4.15%, 10/24/29	2,845	2,853,466
4.35%, 01/29/29	3,960	3,982,522
4.35%, 11/03/35(c)	2,480	2,402,936
4.55%, 01/29/34	3,380	3,380,139
4.55%, 10/24/34	2,305	2,305,875
4.60%, 05/01/35	2,405	2,390,149
5.55%, 03/05/37	3,620	3,845,103
5.80%, 08/15/34	1,825	1,960,645
Unilever Capital Corp.
1.38%, 09/14/30	3,531	3,116,188
1.75%, 08/12/31	3,810	3,330,009
2.13%, 09/06/29	4,875	4,562,296
3.50%, 03/22/28	7,264	7,179,506
4.25%, 08/12/27	3,350	3,357,444
4.63%, 08/12/34	3,590	3,548,378
4.88%, 09/08/28	2,650	2,685,269

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.00%, 12/08/33	$3,181	$3,249,090
5.90%, 11/15/32	4,560	4,894,670
Series 30Y, 2.63%, 08/12/51	3,350	2,055,828
		203,470,842
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	254,340
6.25%, 06/15/33(c)	315	325,886
WW Grainger, Inc.
3.75%, 05/15/46	2,451	1,914,082
4.20%, 05/15/47	1,270	1,047,932
4.45%, 09/15/34	2,265	2,209,738
4.60%, 06/15/45	4,995	4,461,210
		10,213,188
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	17,278	16,643,243
3.30%, 01/30/32	17,904	16,385,086
3.40%, 10/29/33	6,947	6,180,277
3.65%, 07/21/27	4,805	4,759,607
3.85%, 10/29/41(c)	5,938	4,790,886
3.88%, 01/23/28	3,112	3,077,915
4.13%, 02/28/29	1,870	1,845,130
4.38%, 11/15/30	3,125	3,068,217
4.63%, 10/15/27	3,356	3,360,047
4.63%, 09/10/29	5,390	5,377,765
4.75%, 01/15/33	1,700	1,664,516
4.88%, 04/01/28	2,810	2,825,121
4.95%, 09/10/34	5,415	5,275,781
5.00%, 11/15/35	2,010	1,950,786
5.10%, 01/19/29	3,735	3,776,293
5.30%, 01/19/34	3,370	3,372,979
5.38%, 12/15/31	3,805	3,877,733
5.75%, 06/06/28	5,060	5,170,627
6.15%, 09/30/30	4,085	4,279,508
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	920	935,922
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,415	3,534,804
Affiliated Managers Group, Inc.
3.30%, 06/15/30	2,691	2,535,233
5.50%, 08/20/34	1,480	1,483,027
5.50%, 02/15/36	1,775	1,755,429
Ally Financial, Inc.
2.20%, 11/02/28	3,840	3,627,488
4.75%, 06/09/27	3,620	3,632,876
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,390	1,401,122
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,290	2,270,543
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	2,860	2,905,602
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,055	3,116,171
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	3,320	3,458,115
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	3,125	3,246,135
7.10%, 11/15/27	3,425	3,540,375
8.00%, 11/01/31	11,435	12,753,975
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	6,060	6,015,814
4.05%, 05/03/29	5,220	5,194,544
4.05%, 12/03/42	6,565	5,527,443
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	6,890	6,867,100
Security	Par (000)	Value
Diversified Financial Services (continued)
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	$5,946	$5,790,178
4.44%, 05/03/30, (1-day SOFR + 0.81%)(a)	6,030	6,010,334
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	4,250	4,197,262
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	6,830	6,863,552
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	9,130	8,836,992
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	6,175	6,181,585
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,325	3,314,440
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,645	6,727,670
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	4,435	4,468,667
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	5,975	6,000,547
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	4,565	4,632,151
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,420	6,520,447
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	8,050	8,144,228
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	1,900	1,893,119
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	5,765	5,881,843
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	6,825	6,997,907
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,290,171
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	7,100	7,360,447
5.85%, 11/05/27	7,535	7,700,902
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,735	2,838,992
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,360	5,740,634
Ameriprise Financial, Inc.
4.50%, 05/13/32	2,955	2,927,847
5.15%, 05/15/33	2,815	2,864,850
5.20%, 04/15/35	2,535	2,541,967
5.70%, 12/15/28	3,370	3,470,113
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,363,593
Apollo Global Management, Inc.
4.60%, 01/15/31	1,525	1,509,497
5.15%, 08/12/35	2,800	2,743,890
5.70%, 03/30/36	2,440	2,465,582
5.80%, 05/21/54	2,690	2,593,386
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	2,555	2,476,246
6.38%, 11/15/33	2,554	2,738,444
Ares Management Corp.
5.60%, 10/11/54	2,465	2,237,227
6.38%, 11/10/28	2,620	2,718,062
BGC Group, Inc.
6.15%, 04/02/30	2,135	2,185,105
6.60%, 06/10/29	2,410	2,485,362
8.00%, 05/25/28	2,095	2,201,185
Blue Owl Finance LLC
3.13%, 06/10/31	3,510	3,098,381
4.13%, 10/07/51(c)	1,160	797,894
4.38%, 02/15/32	2,540	2,334,793
6.25%, 04/18/34	4,110	4,081,700
Brookfield Asset Management Ltd.
4.65%, 11/15/30	2,270	2,248,596
4.83%, 04/15/31	2,815	2,803,086
5.30%, 01/15/36	4,305	4,224,676
5.80%, 04/24/35	2,345	2,397,256
6.08%, 09/15/55	2,615	2,640,560
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,340	2,466,180
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	3,460	3,021,948

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	$3,650	$2,476,416
Brookfield Finance, Inc.
2.72%, 04/15/31	2,925	2,655,849
3.50%, 03/30/51	3,756	2,571,524
3.63%, 02/15/52	2,527	1,753,862
3.90%, 01/25/28	6,851	6,781,279
4.35%, 04/15/30	4,489	4,414,772
4.70%, 09/20/47	4,556	3,877,654
4.85%, 03/29/29	5,132	5,150,887
5.33%, 01/15/36	1,600	1,579,220
5.68%, 01/15/35	2,775	2,823,210
5.97%, 03/04/54	2,575	2,552,070
6.35%, 01/05/34	3,215	3,426,863
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	5,043	4,354,431
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,100	2,741,083
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,185	4,031,171
3.80%, 01/31/28	6,590	6,521,107
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,415	2,373,013
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	3,390	3,347,290
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	9,680	9,422,688
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	4,465	4,526,218
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,710	5,732,363
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	6,230	6,145,618
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	2,535	2,584,082
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,465,657
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	4,285	4,390,036
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	6,350	6,530,741
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	5,185	5,326,322
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	5,040	5,234,894
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	2,650	2,710,941
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,648	7,890,000
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	8,195	8,683,958
6.70%, 11/29/32	4,285	4,663,178
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	6,500	7,159,428
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	4,565	5,259,056
Cboe Global Markets, Inc.
1.63%, 12/15/30	3,710	3,262,788
3.00%, 03/16/32	1,670	1,533,656
Charles Schwab Corp.(The)
1.65%, 03/11/31	3,679	3,218,087
1.95%, 12/01/31	3,611	3,144,348
2.00%, 03/20/28	5,422	5,212,029
2.30%, 05/13/31	3,688	3,306,468
2.75%, 10/01/29	2,254	2,134,359
2.90%, 03/03/32	4,728	4,292,549
3.20%, 01/25/28	5,023	4,939,529
3.25%, 05/22/29	3,195	3,101,452
4.00%, 02/01/29	3,808	3,774,720
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	4,635	4,567,231
4.63%, 03/22/30	2,548	2,569,272
4.74%, 05/21/30, (1-day SOFR + 0.78%)(a)	3,090	3,107,167
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	6,300	6,127,104
5.49%, 05/21/37, (1-day SOFR + 1.28%)(a)	2,600	2,637,066
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	3,850	3,937,334
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,310	5,559,212
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	4,825	5,132,224
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	4,670	4,853,284
Security	Par (000)	Value
Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/30	$4,588	$4,143,239
4.10%, 06/15/51	900	605,325
CME Group, Inc.
2.65%, 03/15/32	4,621	4,181,856
3.75%, 06/15/28	4,553	4,512,868
4.15%, 06/15/48	2,878	2,402,009
4.40%, 03/15/30	2,975	2,974,089
5.30%, 09/15/43	3,499	3,472,753
Enact Holdings, Inc., 6.25%, 05/28/29	2,910	3,004,797
Franklin Resources, Inc.
1.60%, 10/30/30	4,637	4,082,462
2.95%, 08/12/51	1,840	1,149,292
Intercontinental Exchange, Inc.
1.85%, 09/15/32	7,198	6,081,158
2.10%, 06/15/30	6,487	5,904,726
2.65%, 09/15/40	4,988	3,642,168
3.00%, 06/15/50	6,232	4,081,041
3.00%, 09/15/60	6,030	3,559,716
3.10%, 09/15/27	3,955	3,896,456
3.63%, 09/01/28	2,300	2,261,915
3.75%, 09/21/28	3,997	3,940,113
3.95%, 12/01/28	1,690	1,672,978
4.00%, 09/15/27	7,450	7,426,688
4.20%, 03/15/31	1,760	1,731,249
4.25%, 09/21/48	5,540	4,581,499
4.35%, 06/15/29	6,955	6,928,376
4.60%, 03/15/33	7,070	7,001,688
4.95%, 06/15/52	5,842	5,293,700
5.20%, 06/15/62	4,515	4,126,466
5.25%, 06/15/31	3,160	3,246,985
Invesco Finance PLC, 5.38%, 11/30/43	1,919	1,832,023
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	1,415	1,430,495
Jefferies Financial Group, Inc.
2.63%, 10/15/31	4,825	4,216,486
2.75%, 10/15/32	2,910	2,489,107
4.15%, 01/23/30	5,390	5,225,957
5.13%, 04/28/31	3,460	3,422,571
5.50%, 02/15/36	4,845	4,715,161
5.88%, 07/21/28	5,135	5,254,586
6.20%, 04/14/34	6,140	6,339,834
6.25%, 01/15/36	3,073	3,167,526
6.45%, 06/08/27	2,726	2,776,126
6.50%, 01/20/43	1,829	1,842,181
Lazard Group LLC
4.38%, 03/11/29	3,862	3,831,855
4.50%, 09/19/28	3,288	3,275,432
5.63%, 08/01/35	990	997,809
6.00%, 03/15/31	2,165	2,258,513
Legg Mason, Inc., 5.63%, 01/15/44	2,758	2,716,754
LPL Holdings, Inc.
4.90%, 04/03/28	1,025	1,028,590
5.15%, 06/15/30	2,475	2,487,709
5.20%, 03/15/30	3,650	3,678,309
5.65%, 03/15/35	2,510	2,496,531
5.75%, 06/15/35	1,425	1,427,822
6.00%, 05/20/34	2,180	2,233,557
6.75%, 11/17/28	3,515	3,674,187
Marex Group PLC
5.68%, 04/21/31	2,175	2,180,584

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.83%, 05/08/28	$459	$464,644
6.40%, 11/04/29	2,460	2,535,907
Mastercard, Inc.
1.90%, 03/15/31	3,520	3,138,148
2.00%, 11/18/31	4,370	3,864,744
2.95%, 06/01/29	4,784	4,614,204
2.95%, 03/15/51	3,625	2,349,520
3.35%, 03/26/30	6,995	6,750,600
3.50%, 02/26/28	3,520	3,483,958
3.65%, 06/01/49	4,446	3,322,789
3.80%, 11/21/46	3,132	2,455,344
3.85%, 03/26/50	6,659	5,163,621
3.95%, 02/26/48	2,536	2,004,597
4.10%, 01/15/28	2,180	2,180,448
4.35%, 01/15/32	3,455	3,418,571
4.55%, 03/15/28	1,895	1,906,816
4.55%, 01/15/35	3,620	3,545,028
4.85%, 03/09/33	4,311	4,366,886
4.88%, 03/09/28	4,545	4,600,974
4.88%, 05/09/34	4,900	4,924,952
4.95%, 03/15/32	3,055	3,126,431
Nasdaq, Inc.
1.65%, 01/15/31(c)	4,206	3,697,840
2.50%, 12/21/40	3,860	2,722,702
3.25%, 04/28/50	4,288	2,904,397
3.95%, 03/07/52	1,707	1,280,402
5.35%, 06/28/28	6,156	6,261,292
5.55%, 02/15/34	4,358	4,500,625
5.95%, 08/15/53	1,999	2,031,791
6.10%, 06/28/63	3,069	3,147,472
Nomura Holdings, Inc.
2.17%, 07/14/28	5,732	5,448,645
2.61%, 07/14/31	5,005	4,482,717
2.68%, 07/16/30	4,820	4,425,888
2.71%, 01/22/29	3,360	3,193,880
3.00%, 01/22/32	4,505	4,072,438
3.10%, 01/16/30	5,835	5,495,920
4.90%, 07/01/30	3,570	3,569,809
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	540	529,064
5.39%, 07/06/27	2,605	2,628,245
5.49%, 06/29/35(c)	2,180	2,219,159
5.59%, 07/02/27	3,465	3,502,771
5.61%, 07/06/29	2,680	2,744,005
5.78%, 07/03/34	4,395	4,549,635
5.84%, 01/18/28	3,915	3,989,542
6.07%, 07/12/28	3,470	3,567,475
6.09%, 07/12/33	2,327	2,461,447
6.18%, 01/18/33	2,220	2,352,771
ORIX Corp.
2.25%, 03/09/31	3,225	2,869,980
3.70%, 07/18/27	3,253	3,224,364
4.00%, 04/13/32	2,613	2,500,468
4.45%, 09/09/30	1,625	1,606,953
4.65%, 09/10/29	2,450	2,458,088
5.00%, 09/13/27	1,913	1,925,025
5.20%, 09/13/32(c)	2,320	2,350,588
5.40%, 02/25/35	2,125	2,149,321
Radian Group, Inc., 6.20%, 05/15/29	3,160	3,269,186
Raymond James Financial, Inc.
3.75%, 04/01/51	3,985	2,885,020
4.65%, 04/01/30	3,797	3,807,992
Security	Par (000)	Value
Diversified Financial Services (continued)
4.90%, 09/11/35	$2,175	$2,115,815
4.95%, 07/15/46	4,099	3,675,740
5.65%, 09/11/55	2,060	1,989,607
Stifel Financial Corp., 4.00%, 05/15/30	2,517	2,444,015
Sumisho Air Lease Corp.
2.10%, 09/01/28	2,115	1,997,542
2.88%, 01/15/32	4,498	4,016,777
3.00%, 02/01/30	2,686	2,513,666
3.13%, 12/01/30	2,923	2,703,920
3.25%, 10/01/29	1,721	1,634,793
3.63%, 12/01/27	2,504	2,469,311
4.40%, 03/24/28(b)	4,040	4,021,696
4.50%, 03/24/29(b)	3,800	3,775,986
4.63%, 10/01/28	2,169	2,162,128
4.85%, 03/24/31(b)	3,940	3,903,592
5.10%, 03/01/29	2,000	2,017,207
5.20%, 07/15/31	1,590	1,597,994
5.30%, 02/01/28	4,010	4,049,156
5.50%, 03/24/36(b)	3,900	3,882,875
5.85%, 12/15/27	1,770	1,802,797
Synchrony Financial
2.88%, 10/28/31	5,541	4,877,320
3.95%, 12/01/27	4,702	4,652,733
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	1,240	1,210,146
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	265,176
5.15%, 03/19/29	2,852	2,856,960
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	1,310	1,311,137
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)(c)	3,320	3,383,279
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	1,460	1,463,865
TPG Operating Group II LP
4.88%, 05/15/31	120	118,727
5.38%, 01/15/36	1,690	1,655,207
5.88%, 03/05/34	2,895	2,955,194
UBS Americas, Inc., 7.13%, 07/15/32	3,881	4,337,281
Visa, Inc.
0.75%, 08/15/27	2,919	2,809,467
1.10%, 02/15/31	5,952	5,150,920
2.00%, 08/15/50(c)	5,443	2,905,919
2.05%, 04/15/30	7,936	7,299,063
2.70%, 04/15/40	5,179	3,932,031
2.75%, 09/15/27	4,259	4,191,570
3.65%, 09/15/47	4,994	3,837,645
3.80%, 02/12/29	2,715	2,688,260
4.10%, 02/12/31	2,505	2,490,148
4.15%, 12/14/35	8,364	7,982,800
4.30%, 12/14/45	16,569	14,271,694
4.40%, 02/12/33	2,475	2,443,502
4.70%, 02/12/36	2,175	2,154,853
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,437,413
4.80%, 06/15/46	2,039	1,779,485
5.00%, 09/20/34	2,360	2,321,668
5.05%, 03/02/36	875	845,882
5.70%, 07/15/43	2,573	2,527,044
Western Union Co.(The)
2.75%, 03/15/31(c)	2,525	2,284,753
4.75%, 06/15/29	2,235	2,219,552
6.20%, 11/17/36(c)	2,947	3,065,650
		1,115,530,866

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 2.3%
AEP Texas, Inc.
3.45%, 05/15/51	$2,075	$1,394,460
3.80%, 10/01/47	1,621	1,199,140
3.95%, 06/01/28	2,792	2,763,230
4.70%, 05/15/32	2,420	2,387,757
5.25%, 05/15/52	2,290	2,061,485
5.40%, 06/01/33	2,165	2,204,462
5.45%, 05/15/29	2,220	2,272,229
5.70%, 05/15/34	3,180	3,284,069
5.85%, 10/15/55	2,940	2,876,761
Series G, 4.15%, 05/01/49	1,556	1,188,435
Series H, 3.45%, 01/15/50	2,327	1,584,544
Series I, 2.10%, 07/01/30	3,195	2,898,383
Series Q, 5.20%, 04/15/36	2,875	2,829,897
AEP Transmission Co. LLC
3.15%, 09/15/49	999	662,813
3.75%, 12/01/47	2,535	1,914,216
3.80%, 06/15/49	1,896	1,413,702
4.00%, 12/01/46	1,890	1,503,581
4.25%, 09/15/48	1,732	1,409,232
4.50%, 06/15/52	2,540	2,106,374
5.15%, 04/01/34	1,705	1,717,799
5.25%, 06/01/36	1,155	1,162,656
5.38%, 06/15/35	930	946,259
5.40%, 03/15/53	3,010	2,867,803
Series M, 3.65%, 04/01/50	2,650	1,931,275
Series N, 2.75%, 08/15/51	2,244	1,363,653
AES Corp.(The)
2.45%, 01/15/31	6,010	5,383,223
5.45%, 06/01/28	4,380	4,425,429
5.80%, 03/15/32	580	589,646
Alabama Power Co.
3.00%, 03/15/52	3,460	2,206,674
3.05%, 03/15/32	1,020	937,022
3.13%, 07/15/51	2,895	1,895,224
3.45%, 10/01/49	2,933	2,073,243
3.75%, 09/01/27	2,590	2,578,095
3.75%, 03/01/45	3,328	2,574,790
3.85%, 12/01/42	1,677	1,362,979
3.94%, 09/01/32	2,740	2,632,867
4.15%, 08/15/44	2,000	1,653,822
4.30%, 01/02/46	1,852	1,538,894
5.10%, 04/02/35	2,265	2,281,256
5.85%, 11/15/33	2,035	2,146,811
6.00%, 03/01/39	1,414	1,493,113
6.13%, 05/15/38	1,495	1,598,462
Series 20-A, 1.45%, 09/15/30	3,214	2,830,514
Series A, 4.30%, 07/15/48	2,466	2,020,803
Series B, 3.70%, 12/01/47	2,676	1,996,686
Series C, 4.30%, 03/15/31	2,130	2,102,121
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	1,550	1,531,204
Ameren Corp.
1.75%, 03/15/28	2,511	2,394,345
3.50%, 01/15/31	3,555	3,371,648
5.00%, 01/15/29	3,529	3,567,872
5.00%, 05/15/36	1,775	1,735,301
5.38%, 03/15/35	2,360	2,389,236
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,563,276
2.90%, 06/15/51	1,979	1,237,298
Security	Par (000)	Value
Electric (continued)
3.25%, 03/15/50	$1,812	$1,226,258
3.70%, 12/01/47	2,731	2,051,303
3.80%, 05/15/28	2,412	2,389,622
3.85%, 09/01/32	2,225	2,119,497
4.15%, 03/15/46	2,446	1,988,656
4.50%, 03/15/49	2,549	2,139,446
4.95%, 06/01/33	2,345	2,353,352
5.55%, 07/01/54	3,005	2,912,671
5.63%, 03/01/55	3,405	3,334,046
5.90%, 12/01/52	1,815	1,847,574
American Electric Power Co., Inc.
2.30%, 03/01/30	2,241	2,061,030
3.20%, 11/13/27	2,958	2,909,480
3.25%, 03/01/50	1,637	1,094,627
5.20%, 01/15/29	5,000	5,085,308
5.63%, 03/01/33	3,231	3,351,764
5.75%, 11/01/27	2,950	3,002,284
5.95%, 11/01/32	2,214	2,339,873
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	3,650	3,902,171
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	2,180	2,261,690
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	2,655	2,643,671
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	1,745	1,730,200
Series J, 4.30%, 12/01/28	3,040	3,033,053
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,282,614
4.45%, 06/01/45	1,758	1,455,475
4.50%, 08/01/32	2,205	2,167,151
5.65%, 04/01/34	1,840	1,891,532
7.00%, 04/01/38	2,175	2,431,415
Series AA, 2.70%, 04/01/31	2,142	1,953,189
Series X, 3.30%, 06/01/27	2,264	2,242,042
Series Y, 4.50%, 03/01/49	1,880	1,538,817
Series Z, 3.70%, 05/01/50	2,540	1,817,712
Appalachian Power Recovery Funding LLC
Series A-2, 5.37%, 04/01/42	2,500	2,548,876
Series A-3, 5.84%, 04/01/48	2,500	2,560,035
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,727,929
2.60%, 08/15/29	2,855	2,685,853
2.65%, 09/15/50	2,341	1,397,633
2.95%, 09/15/27	2,124	2,083,360
3.35%, 05/15/50	3,162	2,136,733
3.50%, 12/01/49	1,803	1,264,612
3.75%, 05/15/46	1,791	1,345,796
4.20%, 08/15/48	1,823	1,434,913
4.25%, 03/01/49	1,915	1,501,733
4.35%, 11/15/45	2,502	2,040,468
4.50%, 04/01/42	2,255	1,967,595
5.05%, 09/01/41	1,870	1,736,725
5.10%, 03/15/36	1,970	1,941,127
5.55%, 08/01/33	2,105	2,162,660
5.70%, 08/15/34	2,880	2,983,335
5.90%, 08/15/55	2,820	2,817,485
6.35%, 12/15/32	1,865	1,991,562
Atlantic City Electric Co.
2.30%, 03/15/31	2,069	1,857,542
4.00%, 10/15/28	2,547	2,526,634
Avangrid, Inc., 3.80%, 06/01/29	4,518	4,403,446

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Avista Corp.
4.00%, 04/01/52	$3,515	$2,618,426
4.35%, 06/01/48	2,480	2,003,063
Baltimore Gas and Electric Co.
2.25%, 06/15/31	3,615	3,228,927
2.90%, 06/15/50	1,845	1,158,139
3.20%, 09/15/49	2,100	1,399,059
3.50%, 08/15/46	2,480	1,795,160
3.75%, 08/15/47	1,409	1,055,532
4.25%, 09/15/48	1,754	1,415,412
4.55%, 06/01/52	2,402	1,997,747
5.15%, 06/01/33	2,450	2,473,433
5.30%, 06/01/34	1,615	1,641,734
5.40%, 06/01/53	2,825	2,673,141
5.45%, 06/01/35	3,160	3,222,404
5.65%, 06/01/54	1,680	1,637,991
6.05%, 06/01/56	3,285	3,378,236
6.35%, 10/01/36	1,600	1,732,245
Basin Electric Power Cooperative, 5.85%, 10/15/55(b)	3,660	3,614,899
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,731	2,366,872
2.85%, 05/15/51	6,845	4,193,716
3.25%, 04/15/28	3,717	3,649,775
3.70%, 07/15/30	5,805	5,627,093
3.80%, 07/15/48	3,811	2,849,728
4.25%, 10/15/50	4,327	3,432,881
4.45%, 01/15/49	4,586	3,760,502
4.50%, 02/01/45	3,474	2,977,343
4.60%, 05/01/53	4,475	3,725,468
5.15%, 11/15/43	3,528	3,337,356
5.95%, 05/15/37	2,693	2,851,849
6.13%, 04/01/36	7,648	8,185,851
Black Hills Corp.
2.50%, 06/15/30	2,057	1,882,612
3.05%, 10/15/29	2,332	2,213,255
3.88%, 10/15/49	2,664	1,956,937
4.20%, 09/15/46	1,490	1,179,031
4.35%, 05/01/33	1,655	1,578,544
4.55%, 01/31/31	2,610	2,579,853
5.95%, 03/15/28	2,790	2,853,071
6.00%, 01/15/35	1,820	1,897,416
6.15%, 05/15/34	1,395	1,469,617
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,365	1,856,720
3.60%, 03/01/52	2,720	1,949,398
3.95%, 03/01/48	3,208	2,515,636
4.50%, 04/01/44	3,045	2,650,709
4.80%, 03/15/30	2,315	2,337,681
4.95%, 04/01/33	2,495	2,511,684
5.05%, 03/01/35	1,945	1,943,403
5.15%, 03/01/34	1,140	1,153,230
5.20%, 10/01/28	3,155	3,213,726
5.30%, 04/01/53	1,390	1,308,991
Series AD, 2.90%, 07/01/50	3,140	2,003,235
Series AE, 2.35%, 04/01/31	1,825	1,642,615
Series AF, 3.35%, 04/01/51	3,750	2,588,287
Series AG, 3.00%, 03/01/32	1,985	1,809,819
Series ai., 4.45%, 10/01/32	2,825	2,774,447
Series AJ, 4.85%, 10/01/52	2,660	2,359,822
Series AQ, 4.95%, 08/15/35	1,060	1,049,295
Security	Par (000)	Value
Electric (continued)
Series AR, 4.85%, 04/01/36	$1,250	$1,228,092
Series K2, 6.95%, 03/15/33	735	820,324
CenterPoint Energy, Inc.
2.95%, 03/01/30	3,219	3,017,043
5.40%, 06/01/29	2,815	2,879,510
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	1,610	1,607,445
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,900	1,954,425
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,500	2,593,634
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,730	2,867,292
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	2,029	1,723,654
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,369	1,414,394
CMS Energy Corp.
3.45%, 08/15/27	2,048	2,023,815
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	1,720	1,577,521
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	2,830	2,778,278
4.88%, 03/01/44	1,725	1,519,123
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	1,920	1,971,693
Commonwealth Edison Co.
2.20%, 03/01/30	2,055	1,892,081
3.00%, 03/01/50	2,870	1,854,248
3.15%, 03/15/32	1,345	1,241,616
3.65%, 06/15/46	3,334	2,511,884
3.70%, 08/15/28	3,895	3,844,934
3.70%, 03/01/45	1,820	1,402,738
3.80%, 10/01/42	1,074	865,617
4.00%, 03/01/48	3,680	2,887,505
4.00%, 03/01/49	2,001	1,551,682
4.35%, 11/15/45	2,371	1,986,727
4.55%, 06/01/31	2,055	2,050,692
4.60%, 08/15/43	1,335	1,175,858
4.70%, 01/15/44	1,915	1,696,042
4.90%, 02/01/33	1,355	1,364,703
5.30%, 06/01/34	1,555	1,591,069
5.30%, 02/01/53	2,150	2,004,304
5.65%, 06/01/54	1,555	1,518,712
5.85%, 06/01/56	2,925	2,944,783
5.90%, 03/15/36	2,894	3,057,631
5.95%, 06/01/55	3,330	3,390,749
6.45%, 01/15/38	2,132	2,339,835
Series 122, 2.95%, 08/15/27	2,912	2,870,610
Series 123, 3.75%, 08/15/47	3,100	2,337,488
Series 127, 3.20%, 11/15/49	1,738	1,160,042
Series 130, 3.13%, 03/15/51	3,220	2,110,969
Series 131, 2.75%, 09/01/51	2,130	1,283,807
Series 133, 3.85%, 03/15/52	1,880	1,391,992
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	3,721	2,941,818
4.30%, 04/15/44	2,460	2,071,258
4.65%, 01/01/29	1,575	1,583,292
4.90%, 07/01/33	1,180	1,186,880
4.95%, 01/15/30	2,100	2,129,702
4.95%, 08/15/34	1,030	1,025,673
5.25%, 01/15/53	2,490	2,322,030
Series A, 2.05%, 07/01/31	2,130	1,881,279
Series A, 4.15%, 06/01/45	1,715	1,402,442
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	4,085	3,686,028

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.20%, 12/01/51	$2,240	$1,476,649
3.60%, 06/15/61	3,183	2,138,528
3.70%, 11/15/59	2,738	1,890,878
3.80%, 05/15/28	2,721	2,694,102
3.85%, 06/15/46	4,529	3,499,798
3.95%, 03/01/43	3,511	2,858,110
4.45%, 03/15/44	3,958	3,400,401
4.50%, 12/01/45	3,827	3,263,177
4.50%, 05/15/58	3,214	2,593,187
4.63%, 12/01/54	3,327	2,775,001
5.20%, 03/01/33	2,140	2,187,535
5.38%, 05/15/34	2,370	2,424,626
5.50%, 03/15/34	2,921	3,040,854
5.70%, 06/15/40	2,177	2,223,388
5.70%, 05/15/54	3,880	3,832,507
5.75%, 11/15/55	2,945	2,913,227
5.90%, 11/15/53	4,610	4,653,337
6.15%, 11/15/52	3,910	4,082,686
Series 05-A, 5.30%, 03/01/35	1,230	1,248,981
Series 06-A, 5.85%, 03/15/36	2,262	2,376,495
Series 06-B, 6.20%, 06/15/36	1,202	1,293,981
Series 07-A, 6.30%, 08/15/37	1,583	1,709,726
Series 08-B, 6.75%, 04/01/38	2,083	2,343,798
Series 09-C, 5.50%, 12/01/39	2,911	2,923,120
Series 12-A, 4.20%, 03/15/42	2,033	1,723,767
Series 2017, 3.88%, 06/15/47	3,307	2,541,981
Series 20A, 3.35%, 04/01/30	4,004	3,837,344
Series 20B, 3.95%, 04/01/50	4,924	3,831,109
Series A, 4.13%, 05/15/49	3,627	2,866,549
Series B, 3.13%, 11/15/27	1,383	1,361,741
Series C, 3.00%, 12/01/60	2,428	1,427,459
Series C, 4.00%, 11/15/57	1,505	1,105,437
Series C, 4.30%, 12/01/56	2,059	1,610,288
Series D, 4.00%, 12/01/28	3,367	3,338,418
Series E, 4.65%, 12/01/48	4,074	3,481,517
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	530	505,731
3.90%, 01/08/28	4,615	4,577,259
4.40%, 01/15/31	1,970	1,942,876
4.55%, 06/01/29	3,590	3,583,424
4.63%, 02/01/29(b)	320	318,459
4.80%, 01/15/32	2,515	2,503,224
5.00%, 02/01/31(b)(c)	1,400	1,401,653
5.30%, 06/01/36	3,400	3,389,389
5.60%, 03/01/28	4,075	4,149,568
5.60%, 06/15/42	4,023	3,975,452
5.75%, 10/01/41	1,861	1,874,918
5.75%, 03/15/54	4,805	4,723,580
5.80%, 03/01/33	2,610	2,731,923
5.88%, 01/15/66	2,380	2,317,335
6.13%, 01/15/34	1,480	1,574,931
6.25%, 10/01/39	3,392	3,580,381
6.50%, 10/01/53	5,035	5,389,882
Consumers Energy Co.
2.65%, 08/15/52(c)	1,357	810,620
3.10%, 08/15/50	3,100	2,048,806
3.25%, 08/15/46	2,508	1,787,093
3.50%, 08/01/51	3,116	2,216,698
3.60%, 08/15/32	1,490	1,402,974
3.75%, 02/15/50	1,951	1,455,540
3.80%, 11/15/28	1,126	1,110,619
Security	Par (000)	Value
Electric (continued)
3.95%, 05/15/43	$1,591	$1,294,751
3.95%, 07/15/47	1,753	1,371,959
4.05%, 05/15/48	2,912	2,304,190
4.20%, 09/01/52	2,275	1,805,945
4.35%, 04/15/49	3,001	2,469,385
4.50%, 01/15/31	2,735	2,725,098
4.60%, 05/30/29	3,600	3,619,738
4.63%, 05/15/33	4,875	4,816,282
4.65%, 03/01/28	2,615	2,630,232
4.70%, 01/15/30	1,645	1,654,156
4.90%, 02/15/29	2,960	2,994,019
5.05%, 05/15/35	1,530	1,535,220
5.13%, 05/01/36	2,180	2,180,425
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	6,970	7,112,469
Dayton Power & Light Co.(The)
3.95%, 06/15/49	3,070	2,308,783
4.55%, 08/15/30	825	814,250
Delmarva Power & Light Co., 4.15%, 05/15/45	2,049	1,673,337
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	1,915	1,702,280
5.10%, 06/01/65	2,170	1,950,187
5.30%, 05/15/33	1,665	1,706,824
5.45%, 02/01/41	1,285	1,286,152
6.05%, 01/15/38	2,515	2,680,956
6.25%, 10/15/53	2,250	2,411,834
6.63%, 02/01/32	625	683,554
Series 2025, 5.30%, 01/15/35	2,050	2,093,301
Series A, 2.30%, 12/01/31	2,470	2,189,787
Dominion Energy, Inc.
4.25%, 06/01/28	3,492	3,479,668
4.35%, 08/15/32	1,900	1,841,980
4.60%, 05/15/28	3,095	3,102,459
4.70%, 12/01/44	2,190	1,903,772
4.85%, 08/15/52	2,805	2,416,300
5.00%, 06/15/30	3,430	3,476,543
5.38%, 11/15/32	4,190	4,298,734
5.45%, 03/15/35	4,020	4,093,186
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	1,130	1,136,326
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	2,130	2,139,564
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	1,830	1,873,637
7.00%, 06/15/38	1,645	1,858,020
Series A, 4.60%, 03/15/49	1,920	1,604,994
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	640	663,642
Series B, 3.30%, 04/15/41	2,420	1,831,820
Series B, 5.95%, 06/15/35	2,567	2,714,458
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,170	4,439,434
Series C, 2.25%, 08/15/31(c)	3,433	3,039,692
Series C, 3.38%, 04/01/30	7,329	7,017,222
Series C, 4.05%, 09/15/42	1,865	1,519,607
Series C, 4.90%, 08/01/41	2,460	2,263,553
Series E, 6.30%, 03/15/33	1,335	1,430,072
Series F, 5.25%, 08/01/33	2,755	2,793,675
DTE Electric Co.
2.25%, 03/01/30	2,767	2,555,214
2.95%, 03/01/50	3,132	2,029,607
3.70%, 03/15/45	2,670	2,073,108
3.70%, 06/01/46	2,355	1,784,010
3.75%, 08/15/47	2,627	1,995,260

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/49	$3,154	$2,437,918
4.30%, 07/01/44	1,716	1,446,449
5.20%, 04/01/33	2,795	2,862,511
5.20%, 03/01/34	2,355	2,403,858
5.25%, 05/15/35	3,080	3,118,438
5.40%, 04/01/53	2,945	2,810,443
5.85%, 05/15/55	3,040	3,083,911
Series A, 1.90%, 04/01/28	3,565	3,423,377
Series A, 3.00%, 03/01/32	2,415	2,224,001
Series A, 4.00%, 04/01/43	1,927	1,583,069
Series A, 4.05%, 05/15/48	2,556	2,019,306
Series A, 4.85%, 03/01/36	2,380	2,331,258
Series B, 3.25%, 04/01/51	2,626	1,765,895
Series B, 3.65%, 03/01/52	2,065	1,496,638
Series B, 5.55%, 03/01/56	2,785	2,717,900
Series C, 2.63%, 03/01/31	2,710	2,485,766
DTE Energy Co.
2.95%, 03/01/30	1,628	1,534,887
4.88%, 06/01/28	4,465	4,499,415
4.95%, 07/01/27	5,865	5,901,875
5.05%, 10/01/35	1,845	1,816,117
5.10%, 03/01/29	5,730	5,810,099
5.20%, 04/01/30	4,860	4,940,988
5.85%, 06/01/34	3,695	3,873,613
Series C, 3.40%, 06/15/29	3,160	3,051,659
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,337,666
2.45%, 02/01/30	2,855	2,656,442
2.55%, 04/15/31	2,778	2,532,474
2.85%, 03/15/32	2,490	2,264,670
3.20%, 08/15/49	3,515	2,370,005
3.45%, 04/15/51	2,805	1,957,270
3.55%, 03/15/52	2,690	1,906,500
3.70%, 12/01/47	2,392	1,798,636
3.75%, 06/01/45	2,534	1,955,419
3.88%, 03/15/46	2,840	2,210,790
3.95%, 11/15/28	3,221	3,192,848
3.95%, 03/15/48	2,225	1,725,504
4.00%, 09/30/42	2,224	1,839,518
4.25%, 12/15/41	2,249	1,948,610
4.85%, 03/15/30	1,625	1,644,127
4.85%, 01/15/34	2,605	2,600,020
4.95%, 01/15/33	4,550	4,610,548
5.25%, 03/15/35	2,365	2,408,857
5.30%, 02/15/40	3,585	3,555,060
5.35%, 01/15/53	2,405	2,268,833
5.40%, 01/15/54	4,149	3,956,356
6.00%, 01/15/38	1,462	1,549,319
6.05%, 04/15/38	2,075	2,212,491
6.10%, 06/01/37	2,450	2,609,151
6.45%, 10/15/32	1,760	1,910,796
Series A, 6.00%, 12/01/28	1,804	1,868,679
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	1,000	982,634
Series A-2, 5.07%, 01/01/48	1,000	966,453
Duke Energy Carolinas SC Storm Funding LLC, Series A-1, 4.90%, 03/01/46	5,000	4,940,986
Duke Energy Corp.
2.45%, 06/01/30	3,910	3,604,865
2.55%, 06/15/31	3,585	3,242,756
Security	Par (000)	Value
Electric (continued)
3.15%, 08/15/27	$3,563	$3,514,421
3.30%, 06/15/41	3,758	2,850,150
3.40%, 06/15/29	2,687	2,602,338
3.50%, 06/15/51	3,670	2,495,747
3.75%, 09/01/46	6,737	5,030,441
3.95%, 08/15/47	2,420	1,836,953
4.20%, 06/15/49	2,840	2,212,096
4.30%, 03/15/28	4,560	4,553,012
4.50%, 08/15/32	5,230	5,148,958
4.80%, 12/15/45	3,044	2,657,851
4.85%, 01/05/29	2,305	2,323,916
4.95%, 09/15/35	3,655	3,586,985
5.00%, 12/08/27	2,520	2,544,481
5.00%, 08/15/52	5,195	4,511,178
5.45%, 06/15/34	3,210	3,285,083
5.70%, 09/15/55	4,340	4,165,651
5.75%, 09/15/33	2,970	3,106,757
5.80%, 06/15/54	3,120	3,029,335
6.10%, 09/15/53	3,275	3,320,602
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	1,285	1,337,293
Duke Energy Florida LLC
1.75%, 06/15/30	2,835	2,545,896
2.40%, 12/15/31	2,825	2,519,302
2.50%, 12/01/29	3,333	3,121,784
3.00%, 12/15/51	2,672	1,700,593
3.40%, 10/01/46	3,213	2,318,709
3.80%, 07/15/28	3,220	3,191,692
3.85%, 11/15/42	2,451	1,990,611
4.20%, 12/01/30	480	473,208
4.20%, 07/15/48	2,215	1,767,830
4.85%, 12/01/35	650	638,110
5.65%, 04/01/40	1,796	1,825,260
5.88%, 11/15/33	3,585	3,795,690
5.95%, 11/15/52	2,195	2,239,840
6.20%, 11/15/53	2,660	2,809,556
6.35%, 09/15/37	2,121	2,303,922
6.40%, 06/15/38	4,695	5,124,021
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(c)	855	791,787
Series 2035, 3.11%, 09/01/38(c)	1,485	1,284,432
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,910,131
3.75%, 05/15/46	1,754	1,340,500
5.25%, 03/01/34	1,760	1,796,065
5.40%, 04/01/53	2,220	2,095,145
5.90%, 05/15/55	1,375	1,387,647
6.12%, 10/15/35	1,419	1,509,976
6.35%, 08/15/38	1,593	1,736,735
6.45%, 04/01/39	2,213	2,429,544
Series DDDD, 4.95%, 03/15/36	2,030	2,000,459
Series WWW, 4.90%, 07/15/43	1,559	1,426,462
Series YYY, 3.25%, 10/01/49	2,740	1,866,308
Duke Energy Ohio, Inc.
2.13%, 06/01/30	2,278	2,074,525
3.65%, 02/01/29	2,271	2,230,145
3.70%, 06/15/46	1,942	1,465,061
4.30%, 02/01/49	2,077	1,671,026
5.25%, 04/01/33	1,775	1,812,396
5.30%, 06/15/35	1,510	1,528,715
5.55%, 03/15/54	2,050	1,973,321
5.65%, 04/01/53	1,565	1,522,028

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Progress LLC
2.00%, 08/15/31	$2,915	$2,576,054
2.50%, 08/15/50	3,330	1,922,998
2.90%, 08/15/51	2,469	1,533,489
3.40%, 04/01/32	2,580	2,411,917
3.45%, 03/15/29	3,032	2,959,006
3.60%, 09/15/47	2,766	2,034,594
3.70%, 09/01/28	2,666	2,631,690
3.70%, 10/15/46	2,624	1,976,024
4.00%, 04/01/52	1,570	1,195,640
4.10%, 05/15/42	1,560	1,311,784
4.10%, 03/15/43	1,889	1,571,027
4.15%, 12/01/44	2,699	2,207,842
4.20%, 08/15/45	2,174	1,783,619
4.38%, 03/30/44	2,217	1,876,212
5.05%, 03/15/35	3,345	3,353,429
5.10%, 03/15/34	2,700	2,739,405
5.25%, 03/15/33	2,415	2,473,713
5.35%, 03/15/53	2,445	2,301,339
5.55%, 03/15/55	2,435	2,362,358
6.30%, 04/01/38	1,370	1,481,800
Edison International
4.13%, 03/15/28	2,905	2,863,829
4.80%, 03/15/31	2,550	2,483,824
5.00%, 05/05/28	1,235	1,237,608
5.25%, 11/15/28	3,105	3,120,104
5.25%, 03/15/32	1,730	1,703,808
5.45%, 06/15/29	3,175	3,202,308
5.75%, 06/15/27	3,198	3,221,567
6.25%, 03/15/30	710	731,836
6.95%, 11/15/29	2,945	3,089,175
El Paso Electric Co.
5.00%, 12/01/44	1,391	1,194,245
6.00%, 05/15/35	1,029	1,045,928
Emera U.S. Finance LLC
4.50%, 04/01/29	1,240	1,234,261
5.20%, 04/01/33	865	859,931
Emera U.S. Finance LP
2.64%, 06/15/31	2,410	2,163,810
4.75%, 06/15/46	6,921	5,870,216
Enel Chile SA, 4.88%, 06/12/28	4,642	4,660,952
Entergy Arkansas LLC
2.65%, 06/15/51	3,203	1,882,621
3.35%, 06/15/52	2,190	1,476,092
4.00%, 06/01/28	1,940	1,927,271
4.20%, 04/01/49	2,874	2,286,748
4.95%, 01/15/36	1,970	1,936,016
5.15%, 01/15/33	2,165	2,200,777
5.30%, 09/15/33	1,465	1,500,467
5.45%, 06/01/34	2,600	2,674,540
5.75%, 06/01/54	1,805	1,781,559
5.75%, 01/15/56	1,980	1,958,258
Entergy Corp.
1.90%, 06/15/28	3,140	2,980,488
2.40%, 06/15/31	2,660	2,374,474
2.80%, 06/15/30	3,132	2,922,478
3.75%, 06/15/50	2,984	2,147,968
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)	1,310	1,312,665
6.10%, 06/15/56, (5-year CMT + 2.01%)(a)	1,640	1,635,558
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	1,930	2,002,228
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
1.60%, 12/15/30	$1,713	$1,503,630
2.35%, 06/15/32	2,100	1,838,248
2.90%, 03/15/51	3,550	2,221,577
3.05%, 06/01/31(c)	1,595	1,478,318
3.10%, 06/15/41	1,341	1,012,995
3.12%, 09/01/27	2,345	2,314,442
3.25%, 04/01/28	2,589	2,543,808
4.00%, 03/15/33	3,552	3,371,027
4.20%, 09/01/48	4,281	3,427,322
4.20%, 04/01/50	2,801	2,201,693
4.75%, 09/15/52	2,420	2,071,174
4.90%, 04/15/36	2,430	2,370,747
4.95%, 01/15/45	2,630	2,409,302
5.15%, 09/15/34	3,460	3,494,831
5.35%, 03/15/34	2,080	2,130,197
5.65%, 04/15/56(c)	2,365	2,312,150
5.70%, 03/15/54	3,285	3,221,706
5.80%, 03/15/55	2,805	2,793,496
Entergy Mississippi LLC
2.85%, 06/01/28	2,463	2,393,110
3.50%, 06/01/51	1,945	1,355,858
3.85%, 06/01/49	2,224	1,668,160
5.00%, 09/01/33	1,580	1,581,909
5.05%, 04/15/36	890	876,265
5.80%, 04/15/55	2,290	2,278,465
5.85%, 06/01/54	1,810	1,798,381
Entergy Texas, Inc.
1.75%, 03/15/31	3,120	2,727,449
3.55%, 09/30/49	2,615	1,853,649
4.00%, 03/30/29	1,832	1,808,094
4.50%, 03/30/39	1,155	1,051,115
5.00%, 09/15/52	1,800	1,591,179
5.20%, 06/15/36	2,325	2,315,064
5.25%, 04/15/35	2,315	2,331,116
5.55%, 09/15/54	2,005	1,907,692
5.80%, 09/01/53	1,780	1,769,139
Evergy Kansas Central, Inc.
3.25%, 09/01/49	2,003	1,361,211
3.45%, 04/15/50	2,105	1,469,472
4.10%, 04/01/43	2,260	1,874,294
4.13%, 03/01/42	2,692	2,252,609
4.25%, 12/01/45	1,959	1,606,172
4.70%, 03/13/28	1,580	1,586,097
5.25%, 03/15/35	2,120	2,135,870
5.70%, 03/15/53	1,935	1,914,402
5.90%, 11/15/33	1,368	1,449,813
Evergy Metro, Inc.
4.20%, 06/15/47	2,000	1,619,409
4.20%, 03/15/48	1,694	1,357,130
4.95%, 04/15/33	1,390	1,390,963
5.13%, 08/15/35	1,320	1,311,271
5.30%, 10/01/41	2,011	1,973,513
5.40%, 04/01/34	1,425	1,460,957
Series 2019, 4.13%, 04/01/49	1,883	1,495,187
Series 2020, 2.25%, 06/01/30	2,563	2,347,476
Evergy, Inc.
2.90%, 09/15/29	5,262	4,990,083
4.25%, 03/15/29	1,195	1,183,366
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	880	897,539

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Eversource Energy
2.55%, 03/15/31	$1,690	$1,522,541
3.38%, 03/01/32	2,936	2,701,327
3.45%, 01/15/50	3,335	2,318,657
4.45%, 12/15/30	1,835	1,805,584
4.60%, 07/01/27	4,043	4,051,701
5.13%, 05/15/33	3,500	3,500,650
5.45%, 03/01/28	6,020	6,105,901
5.50%, 01/01/34	2,585	2,631,882
5.85%, 04/15/31	3,615	3,765,094
5.95%, 02/01/29	3,965	4,091,244
5.95%, 07/15/34	3,085	3,226,806
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	540	536,921
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)	500	500,967
Series M, 3.30%, 01/15/28	2,216	2,172,495
Series O, 4.25%, 04/01/29	2,866	2,841,693
Series R, 1.65%, 08/15/30	3,101	2,735,399
Exelon Corp.
3.35%, 03/15/32	1,775	1,643,501
4.05%, 04/15/30	6,000	5,870,151
4.10%, 03/15/52	3,055	2,332,685
4.45%, 04/15/46	3,213	2,670,630
4.70%, 04/15/50	3,057	2,575,236
4.95%, 06/15/35	2,124	2,068,833
4.95%, 03/15/36	4,560	4,435,676
5.10%, 06/15/45	3,045	2,779,992
5.13%, 03/15/31	2,465	2,506,402
5.15%, 03/15/28	4,370	4,420,696
5.15%, 03/15/29	2,815	2,859,380
5.30%, 03/15/33	3,865	3,952,546
5.45%, 03/15/34	3,510	3,591,118
5.60%, 03/15/53	4,745	4,543,273
5.63%, 06/15/35	2,674	2,753,615
5.88%, 03/15/55	2,295	2,266,023
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	630	651,693
FirstEnergy Corp.
2.65%, 03/01/30	4,130	3,825,953
Series B, 2.25%, 09/01/30	1,830	1,648,402
Series B, 3.90%, 07/15/27	4,665	4,636,245
Series C, 3.40%, 03/01/50	4,500	3,055,998
Series C, 4.85%, 07/15/47	4,050	3,512,517
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28(b)	1,835	1,825,061
4.55%, 03/15/31(b)	1,875	1,858,844
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,727,667
4.75%, 01/15/33	1,830	1,799,525
5.00%, 01/15/35	1,905	1,883,503
Florida Power & Light Co.
2.45%, 02/03/32	6,363	5,686,594
2.88%, 12/04/51	5,582	3,494,044
3.15%, 10/01/49	3,819	2,575,311
3.70%, 12/01/47	3,057	2,304,203
3.80%, 12/15/42	2,166	1,749,212
3.95%, 03/01/48	4,752	3,744,491
3.99%, 03/01/49	2,855	2,233,005
4.05%, 06/01/42	2,750	2,312,562
4.05%, 10/01/44	2,753	2,257,602
4.13%, 02/01/42	2,973	2,532,840
Security	Par (000)	Value
Electric (continued)
4.13%, 06/01/48	$2,591	$2,079,157
4.40%, 05/15/28	4,245	4,258,509
4.63%, 05/15/30	4,160	4,182,950
4.70%, 02/15/36	3,110	3,023,910
4.80%, 05/15/33	3,465	3,468,511
4.95%, 06/01/35	1,854	1,844,922
5.00%, 08/01/34	1,470	1,475,855
5.05%, 04/01/28	7,130	7,233,604
5.10%, 04/01/33	3,320	3,375,885
5.13%, 06/01/36	2,380	2,390,137
5.15%, 06/15/29	4,906	5,009,735
5.25%, 02/01/41	1,964	1,934,046
5.30%, 06/15/34	5,300	5,432,856
5.30%, 04/01/53	3,515	3,306,525
5.60%, 06/15/54	3,920	3,850,250
5.60%, 02/15/66	4,105	3,947,538
5.63%, 04/01/34	2,555	2,669,629
5.65%, 02/01/37	1,795	1,881,940
5.69%, 03/01/40	2,083	2,140,789
5.70%, 03/15/55	3,780	3,758,835
5.75%, 06/01/56	4,025	4,036,993
5.80%, 03/15/65	1,753	1,739,140
5.90%, 06/01/66	4,025	4,042,782
5.95%, 02/01/38	2,553	2,720,487
5.96%, 04/01/39	1,910	2,021,426
Georgia Power Co.
4.00%, 10/01/28	2,490	2,472,929
4.30%, 03/15/42	5,038	4,370,343
4.30%, 03/15/43	1,857	1,585,884
4.55%, 03/15/30	2,790	2,791,456
4.60%, 06/15/29	1,870	1,880,682
4.65%, 05/16/28	3,610	3,630,837
4.70%, 05/15/32	2,745	2,746,173
4.85%, 03/15/31	8,233	8,319,150
4.95%, 05/17/33	4,880	4,917,259
5.13%, 05/15/52	3,670	3,386,573
5.20%, 03/15/35	3,350	3,392,417
5.25%, 03/15/34	4,370	4,450,385
5.50%, 10/01/55	2,425	2,340,774
Series 10-C, 4.75%, 09/01/40	2,654	2,484,314
Series A, 3.25%, 03/15/51	3,740	2,532,541
Series B, 2.65%, 09/15/29	3,372	3,186,654
Series B, 3.70%, 01/30/50	2,143	1,582,031
Hydro One, Inc., 4.75%, 05/30/31	2,440	2,450,047
Iberdrola International BV, 6.75%, 07/15/36	1,732	1,948,920
Idaho Power Co.
4.85%, 03/01/36	1,465	1,428,685
5.20%, 08/15/34	840	848,412
5.50%, 03/15/53	2,070	1,997,490
5.70%, 03/15/55	2,155	2,137,605
5.80%, 04/01/54	1,300	1,306,113
Series K, 4.20%, 03/01/48	2,531	2,037,686
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,514,515
3.85%, 05/15/28	2,059	2,038,936
4.25%, 08/15/48	1,875	1,507,797
5.60%, 03/15/56	4,170	4,050,306
5.63%, 04/01/53	2,110	2,066,386
6.05%, 03/15/37	735	780,548
Series K, 4.55%, 03/15/46	2,163	1,838,402
Series L, 3.75%, 07/01/47	1,293	966,927

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interstate Power and Light Co.
2.30%, 06/01/30	$1,662	$1,520,917
3.10%, 11/30/51	1,745	1,112,874
3.50%, 09/30/49	1,699	1,191,811
3.60%, 04/01/29	2,547	2,488,551
3.70%, 09/15/46	1,693	1,260,945
4.10%, 09/26/28	3,221	3,194,397
4.95%, 09/30/34	1,185	1,169,396
5.45%, 09/30/54	1,625	1,529,091
5.60%, 06/29/35	2,575	2,645,651
5.60%, 10/01/55	1,765	1,696,800
5.70%, 10/15/33	1,145	1,189,221
6.25%, 07/15/39	1,220	1,294,558
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,775	2,690,097
5.75%, 04/01/34	1,790	1,778,538
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,975,607
5.30%, 07/01/43	2,006	1,852,429
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	2,410	2,382,301
4.40%, 01/15/31(b)	2,520	2,479,587
4.60%, 01/15/30(b)	880	878,092
5.10%, 01/15/35	1,500	1,494,814
5.15%, 01/15/36(b)	2,180	2,166,089
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	563	544,718
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	1,158	1,093,379
Kentucky Utilities Co.
3.30%, 06/01/50	2,760	1,879,839
4.38%, 10/01/45	2,796	2,349,220
5.13%, 11/01/40	3,514	3,402,459
5.45%, 04/15/33	1,810	1,864,486
5.85%, 08/15/55	1,960	1,966,665
Louisville Gas and Electric Co.
4.25%, 04/01/49	2,165	1,736,864
5.45%, 04/15/33	1,900	1,954,680
5.85%, 08/15/55	2,520	2,540,754
MidAmerican Energy Co.
2.70%, 08/01/52	2,985	1,814,747
3.15%, 04/15/50	3,332	2,219,539
3.65%, 04/15/29	4,220	4,135,817
3.65%, 08/01/48	3,593	2,654,477
3.95%, 08/01/47	2,578	2,017,108
4.25%, 05/01/46	1,715	1,413,760
4.25%, 07/15/49	4,419	3,580,101
4.40%, 10/15/44	2,092	1,777,832
4.80%, 09/15/43	2,062	1,859,717
5.30%, 02/01/55	2,560	2,392,653
5.35%, 01/15/34	1,470	1,510,509
5.50%, 11/15/56	1,390	1,338,618
5.75%, 11/01/35	1,050	1,102,573
5.80%, 10/15/36	1,544	1,632,423
5.85%, 09/15/54	3,295	3,341,603
6.75%, 12/30/31	1,715	1,890,195
Mississippi Power Co.
3.95%, 03/30/28	1,740	1,728,300
Series 12-A, 4.25%, 03/15/42	2,061	1,734,620
Series B, 3.10%, 07/30/51	1,518	988,326
Monongahela Power Co., 4.45%, 08/15/29(b)	1,315	1,311,772
Security	Par (000)	Value
Electric (continued)
National Grid PLC
5.42%, 01/11/34	$2,510	$2,559,239
5.60%, 06/12/28	2,130	2,173,985
5.81%, 06/12/33	2,637	2,751,969
National Grid USA, 5.80%, 04/01/35	1,047	1,088,168
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,299	1,974,108
1.65%, 06/15/31	1,855	1,607,672
2.40%, 03/15/30	2,635	2,438,220
2.75%, 04/15/32	2,270	2,041,469
3.40%, 02/07/28	3,470	3,417,246
3.70%, 03/15/29	2,020	1,981,373
3.90%, 11/01/28	2,153	2,124,979
3.95%, 12/10/27	2,275	2,263,752
4.02%, 11/01/32	2,039	1,962,315
4.12%, 09/16/27	2,170	2,169,378
4.15%, 12/15/32	1,800	1,742,855
4.30%, 12/10/30	1,800	1,774,828
4.30%, 03/15/49	3,149	2,595,961
4.40%, 05/11/29	1,340	1,339,342
4.40%, 11/01/48	3,980	3,312,370
4.75%, 02/07/28	1,045	1,051,024
4.80%, 03/15/28	3,730	3,756,776
4.85%, 02/07/29	2,140	2,159,221
4.95%, 02/07/30	1,145	1,160,515
5.00%, 02/07/31(c)	2,095	2,132,120
5.00%, 08/15/34	730	736,109
5.05%, 09/15/28	2,284	2,314,367
5.15%, 06/15/29	2,500	2,550,917
5.80%, 01/15/33	3,060	3,225,595
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	2,230	2,312,226
Series C, 8.00%, 03/01/32	2,028	2,346,546
Series D, 4.05%, 02/09/29	2,815	2,789,976
Series D, 4.15%, 08/25/28	2,510	2,494,972
Nevada Power Co.
5.90%, 05/01/53	1,375	1,368,535
6.00%, 03/15/54	2,375	2,405,136
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	290	291,583
Series CC, 3.70%, 05/01/29	2,564	2,513,641
Series DD, 2.40%, 05/01/30	2,080	1,919,550
Series EE, 3.13%, 08/01/50	1,825	1,188,369
Series N, 6.65%, 04/01/36	1,765	1,946,082
Series R, 6.75%, 07/01/37	1,695	1,879,459
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,030	5,735,758
2.25%, 06/01/30	9,313	8,500,302
2.44%, 01/15/32	4,788	4,232,859
2.75%, 11/01/29	5,205	4,931,114
3.00%, 01/15/52	2,595	1,607,344
3.50%, 04/01/29	3,262	3,177,581
4.40%, 03/01/31	6,470	6,395,597
4.63%, 07/15/27	7,150	7,177,138
4.69%, 09/01/27	3,535	3,551,084
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	2,713	2,676,458
4.85%, 02/04/28	3,150	3,177,243
4.90%, 02/28/28	6,515	6,563,226
4.90%, 03/15/29	4,835	4,890,439
5.00%, 02/28/30(c)	4,935	5,001,399
5.00%, 07/15/32	4,462	4,503,103

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 03/15/30	$5,725	$5,814,872
5.05%, 02/28/33	4,405	4,440,496
5.25%, 03/15/34	5,390	5,468,314
5.25%, 02/28/53	5,330	4,837,316
5.30%, 03/15/32	2,945	3,012,631
5.45%, 03/15/35	4,730	4,815,499
5.55%, 03/15/54	3,700	3,493,833
5.65%, 05/01/79(a)	1,416	1,413,310
5.85%, 03/01/56	2,825	2,775,015
5.90%, 03/15/55	3,465	3,423,749
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	420	429,644
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	1,020	1,055,558
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,320	1,358,979
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	2,560	2,672,453
Northern States Power Co.
2.25%, 04/01/31	2,530	2,278,245
2.60%, 06/01/51	3,479	2,105,219
2.90%, 03/01/50	3,389	2,208,944
3.20%, 04/01/52	2,380	1,612,683
3.40%, 08/15/42	2,028	1,572,509
3.60%, 09/15/47	2,493	1,860,987
4.50%, 06/01/52	1,900	1,589,140
5.05%, 05/15/35	3,185	3,193,435
5.10%, 05/15/53	3,690	3,368,684
5.35%, 11/01/39	1,950	1,950,245
5.40%, 03/15/54	2,905	2,782,787
5.65%, 06/15/54	1,725	1,702,891
5.65%, 05/15/55	2,050	2,027,896
6.20%, 07/01/37	1,483	1,612,728
6.25%, 06/01/36	1,390	1,507,899
Northern States Power Co./MN
4.85%, 05/15/36	4,175	4,109,406
5.55%, 05/15/56	2,800	2,731,756
NorthWestern Corp., 4.18%, 11/15/44	505	416,721
NSTAR Electric Co.
1.95%, 08/15/31	1,416	1,239,343
3.10%, 06/01/51	2,120	1,391,050
3.25%, 05/15/29	1,957	1,894,079
3.95%, 04/01/30	2,287	2,235,477
4.40%, 03/01/44	1,525	1,301,855
4.55%, 06/01/52	2,165	1,820,167
4.65%, 05/15/31	1,850	1,844,635
4.85%, 03/01/30	1,975	1,992,116
4.95%, 09/15/52	1,940	1,727,875
5.20%, 03/01/35	3,130	3,156,196
5.20%, 05/15/36	1,300	1,304,176
5.40%, 06/01/34	2,550	2,610,408
5.50%, 03/15/40	1,325	1,314,569
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	2,012,888
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,287,084
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,615,735
4.50%, 04/01/47	3,140	2,586,900
5.05%, 10/01/48	2,820	2,490,467
5.25%, 09/01/50	1,807	1,628,000
5.38%, 11/01/40	2,180	2,117,322
5.80%, 06/01/54	1,460	1,411,262
5.90%, 02/01/55	1,660	1,627,365
5.95%, 11/01/39	1,511	1,560,741
6.20%, 12/01/53	2,435	2,494,383
Security	Par (000)	Value
Electric (continued)
Ohio Edison Co., 6.88%, 07/15/36	$1,540	$1,731,129
Ohio Power Co.
4.00%, 06/01/49	2,237	1,688,591
4.15%, 04/01/48	2,012	1,567,917
5.00%, 06/01/33	1,735	1,731,568
5.65%, 06/01/34	1,990	2,059,199
Series P, 2.60%, 04/01/30	2,048	1,900,524
Series Q, 1.63%, 01/15/31	3,041	2,650,222
Series R, 2.90%, 10/01/51	2,770	1,681,804
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,091	1,989,281
3.30%, 03/15/30	1,911	1,820,671
3.80%, 08/15/28	2,987	2,947,807
3.85%, 08/15/47	2,109	1,603,367
4.15%, 04/01/47	1,970	1,575,581
5.40%, 01/15/33	2,345	2,413,633
5.60%, 04/01/53	3,900	3,754,565
5.80%, 04/01/55	1,845	1,834,390
5.90%, 04/01/56	2,370	2,400,314
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,598,567
2.75%, 05/15/30	2,937	2,745,917
3.10%, 09/15/49	3,360	2,200,953
3.70%, 11/15/28	4,418	4,352,763
3.70%, 05/15/50	2,146	1,565,813
3.75%, 04/01/45	2,806	2,165,043
3.80%, 09/30/47	1,837	1,390,905
3.80%, 06/01/49	2,088	1,551,066
4.10%, 11/15/48	1,985	1,563,511
4.15%, 06/01/32	2,140	2,075,118
4.30%, 05/15/28	1,570	1,568,926
4.50%, 03/15/31(b)	5,025	4,981,053
4.55%, 09/15/32	3,010	2,965,346
4.55%, 12/01/41	2,081	1,851,151
4.60%, 06/01/52	1,670	1,381,014
4.65%, 11/01/29	2,675	2,688,591
4.95%, 09/15/52	3,975	3,519,284
5.25%, 09/30/40	1,752	1,701,226
5.30%, 06/01/42	1,793	1,722,643
5.35%, 04/01/35	1,870	1,909,331
5.35%, 10/01/52	1,420	1,321,256
5.55%, 06/15/54	3,385	3,263,490
5.65%, 11/15/33	3,400	3,554,013
5.75%, 03/15/29	1,829	1,885,409
5.80%, 04/01/55	2,260	2,263,857
5.90%, 03/15/56(b)	5,165	5,223,553
7.00%, 05/01/32	1,739	1,930,170
7.25%, 01/15/33	1,672	1,893,421
7.50%, 09/01/38	1,304	1,543,818
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,905	4,769,253
2.50%, 02/01/31	9,483	8,515,959
3.00%, 06/15/28	3,975	3,852,099
3.25%, 06/01/31	4,465	4,125,862
3.30%, 12/01/27	5,762	5,657,967
3.30%, 08/01/40	4,417	3,319,206
3.50%, 08/01/50	8,705	5,806,557
3.75%, 07/01/28	4,534	4,452,113
3.75%, 08/15/42	1,863	1,398,307
3.95%, 12/01/47	3,938	2,889,797
4.00%, 12/01/46	2,549	1,896,374

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.20%, 03/01/29	$2,215	$2,182,497
4.20%, 06/01/41	2,217	1,820,277
4.25%, 03/15/46	2,352	1,822,615
4.30%, 03/15/45	2,909	2,283,440
4.40%, 03/01/32	2,535	2,455,218
4.45%, 04/15/42	2,016	1,667,455
4.50%, 07/01/40	8,298	7,161,178
4.55%, 07/01/30	13,814	13,628,561
4.60%, 06/15/43	1,517	1,257,210
4.65%, 08/01/28	2,063	2,060,279
4.75%, 02/15/44	3,360	2,840,662
4.95%, 07/01/50	13,882	11,639,459
5.00%, 06/04/28	3,265	3,287,706
5.05%, 10/15/32	2,290	2,277,507
5.20%, 05/01/36	2,965	2,892,066
5.25%, 03/01/52	2,625	2,264,233
5.45%, 06/15/27	2,374	2,398,196
5.55%, 05/15/29	4,085	4,178,143
5.70%, 03/01/35	3,385	3,426,705
5.80%, 05/15/34	4,615	4,724,656
5.90%, 06/15/32	3,135	3,247,025
5.90%, 10/01/54	3,285	3,104,909
6.00%, 08/15/35	3,325	3,426,494
6.00%, 05/01/56	3,045	2,921,946
6.10%, 01/15/29	5,915	6,101,942
6.10%, 10/15/55	3,500	3,391,373
6.15%, 01/15/33	3,695	3,870,757
6.15%, 03/01/55	3,435	3,363,424
6.40%, 06/15/33	4,645	4,937,557
6.70%, 04/01/53	3,455	3,603,780
6.75%, 01/15/53	6,965	7,306,029
6.95%, 03/15/34	3,835	4,189,789
PacifiCorp
2.70%, 09/15/30	2,590	2,376,702
2.90%, 06/15/52(c)	4,830	2,882,115
3.30%, 03/15/51	2,464	1,601,161
3.50%, 06/15/29	2,455	2,366,334
4.10%, 02/01/42	1,213	978,336
4.13%, 01/15/49	2,965	2,250,436
4.15%, 02/15/50	2,807	2,133,635
4.25%, 03/15/29	1,325	1,310,562
4.65%, 04/15/29	2,200	2,197,154
5.10%, 02/15/29	3,355	3,391,241
5.10%, 04/15/31	2,230	2,251,464
5.25%, 06/15/35	1,434	1,422,285
5.30%, 02/15/31	3,900	3,965,260
5.35%, 12/01/53	5,040	4,519,108
5.45%, 04/15/33	3,480	3,538,968
5.45%, 02/15/34	4,400	4,455,971
5.50%, 05/15/54	4,650	4,244,540
5.75%, 04/01/37	1,900	1,922,683
5.80%, 04/15/36	3,300	3,394,137
5.80%, 01/15/55	6,550	6,240,595
6.00%, 01/15/39	3,038	3,089,587
6.10%, 08/01/36	1,635	1,702,508
6.25%, 10/15/37	2,466	2,585,945
6.35%, 07/15/38	1,490	1,562,923
7.70%, 11/15/31	1,165	1,313,794
PECO Energy Co.
2.80%, 06/15/50	800	494,143
2.85%, 09/15/51	1,750	1,083,516
Security	Par (000)	Value
Electric (continued)
3.00%, 09/15/49	$1,935	$1,255,650
3.05%, 03/15/51	1,270	822,403
3.70%, 09/15/47	1,821	1,371,238
3.90%, 03/01/48	3,047	2,349,252
4.15%, 10/01/44	1,465	1,205,610
4.38%, 08/15/52	1,990	1,618,367
4.60%, 05/15/52	1,820	1,535,794
4.88%, 09/15/35	2,800	2,779,957
4.90%, 06/15/33	2,557	2,575,752
5.25%, 09/15/54	2,490	2,306,131
5.65%, 09/15/55	2,580	2,545,599
5.95%, 10/01/36	1,095	1,167,282
PG&E Recovery Funding LLC
5.05%, 07/15/34	72	72,744
Series A-1, 4.84%, 06/01/35	3,211	3,231,292
Series A-2, 5.23%, 06/01/42	4,000	3,977,851
Series A-2, 5.26%, 01/15/40	825	840,506
Series A-3, 5.53%, 06/01/51	1,980	1,960,237
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	2,475	2,417,901
Series A-2, 4.26%, 06/01/38	10,350	9,955,228
Series A-2, 4.72%, 06/01/37	2,575	2,522,929
Series A-3, 4.38%, 06/03/41	4,000	3,737,894
Series A-3, 5.08%, 06/01/43	2,300	2,221,052
Series A-4, 4.45%, 12/01/49	20,000	17,439,620
Series A-4, 5.21%, 12/01/49	2,540	2,399,400
Series A-5, 4.67%, 12/01/53	3,090	2,699,792
Series A-5, 5.10%, 06/01/54	2,030	1,858,155
Pinnacle West Capital Corp.
4.90%, 05/15/28	2,705	2,720,650
5.15%, 05/15/30	1,390	1,409,055
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,503,995
5.20%, 03/15/34	1,800	1,831,484
5.50%, 03/15/54	1,490	1,432,716
6.50%, 11/15/37	1,510	1,658,559
PPL Capital Funding, Inc.
4.13%, 04/15/30	2,130	2,083,512
5.25%, 09/01/34	1,665	1,673,013
PPL Electric Utilities Corp.
3.00%, 10/01/49	2,192	1,433,589
3.95%, 06/01/47	2,183	1,710,873
4.13%, 06/15/44	1,793	1,479,903
4.15%, 10/01/45	2,125	1,741,083
4.15%, 06/15/48	2,830	2,269,320
4.75%, 07/15/43	2,085	1,878,174
4.85%, 02/15/34	2,575	2,563,392
5.00%, 05/15/33	2,820	2,843,303
5.25%, 05/15/53	3,510	3,272,797
5.55%, 08/15/55	3,290	3,215,366
5.75%, 05/15/56	2,780	2,788,108
6.25%, 05/15/39	1,100	1,186,507
Progress Energy, Inc.
6.00%, 12/01/39	2,852	2,969,627
7.00%, 10/30/31	2,065	2,274,273
7.75%, 03/01/31	2,934	3,293,780
Public Service Co. of Colorado
1.88%, 06/15/31	1,940	1,696,806
3.60%, 09/15/42	1,943	1,520,375
3.70%, 06/15/28	2,565	2,533,201
3.80%, 06/15/47	2,189	1,674,493

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.05%, 09/15/49	$2,031	$1,573,979
4.10%, 06/01/32	1,645	1,586,207
4.10%, 06/15/48	1,750	1,376,742
4.15%, 03/13/29	1,970	1,955,933
4.30%, 03/15/44	1,576	1,312,114
4.50%, 06/01/52	2,065	1,696,911
5.05%, 06/15/36	1,150	1,137,752
5.15%, 09/15/35	2,645	2,638,862
5.25%, 04/01/53	4,095	3,773,395
5.35%, 05/15/34	3,900	3,966,632
5.75%, 05/15/54	2,930	2,894,528
5.85%, 05/15/55	3,680	3,689,328
6.50%, 08/01/38	610	668,365
Series 17, 6.25%, 09/01/37	1,794	1,932,941
Series 34, 3.20%, 03/01/50	2,729	1,828,897
Series 35, 1.90%, 01/15/31	2,039	1,803,507
Series 36, 2.70%, 01/15/51	2,320	1,379,581
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,845	1,341,027
4.40%, 07/01/28	2,570	2,573,430
5.15%, 01/15/53	1,725	1,580,951
5.35%, 10/01/33	2,665	2,741,146
Series V, 2.20%, 06/15/31	810	719,523
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,745	2,739,376
5.25%, 01/15/33	2,275	2,308,026
5.45%, 01/15/36	4,145	4,187,632
Series J, 2.20%, 08/15/31	1,835	1,611,413
Series K, 3.15%, 08/15/51	790	508,589
Public Service Electric and Gas Co.
1.90%, 08/15/31	2,450	2,143,174
2.05%, 08/01/50	3,080	1,626,607
2.45%, 01/15/30	2,224	2,073,904
2.70%, 05/01/50	2,135	1,321,407
3.00%, 03/01/51	1,640	1,062,808
3.10%, 03/15/32	1,204	1,109,460
3.15%, 01/01/50	2,525	1,693,414
3.20%, 05/15/29	2,059	1,995,491
3.20%, 08/01/49	2,615	1,777,667
3.60%, 12/01/47	2,734	2,028,685
3.65%, 09/01/28	2,093	2,061,682
3.65%, 09/01/42	1,685	1,336,321
3.70%, 05/01/28	2,284	2,262,943
3.80%, 01/01/43	1,154	926,296
3.80%, 03/01/46	2,663	2,074,468
3.85%, 05/01/49	2,622	2,008,189
3.95%, 05/01/42	1,430	1,184,326
4.05%, 05/01/48	2,911	2,318,688
4.65%, 03/15/33	2,685	2,658,938
4.85%, 08/01/34	2,455	2,439,364
4.90%, 12/15/32	2,263	2,279,305
4.90%, 08/15/35	1,420	1,413,236
5.05%, 03/01/35	1,370	1,378,724
5.13%, 03/15/53	1,665	1,531,836
5.20%, 08/01/33	1,280	1,310,717
5.20%, 03/01/34	1,990	2,025,937
5.30%, 08/01/54	2,385	2,244,674
5.45%, 08/01/53	1,350	1,298,713
5.45%, 03/01/54	2,360	2,272,628
5.50%, 03/01/40	1,347	1,354,957
5.80%, 05/01/37	1,313	1,387,153
Security	Par (000)	Value
Electric (continued)
Series Q, 5.50%, 03/01/55	$600	$583,381
Series R, 4.20%, 01/01/31	1,660	1,634,722
Series R, 5.63%, 01/01/56	1,360	1,348,704
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,783	2,455,781
2.45%, 11/15/31	3,170	2,817,738
4.90%, 03/15/30	2,060	2,078,636
5.20%, 04/01/29	3,615	3,675,016
5.40%, 03/15/35	1,870	1,891,144
5.45%, 04/01/34	2,505	2,555,708
5.85%, 11/15/27	2,190	2,235,403
5.88%, 10/15/28	3,285	3,377,608
6.13%, 10/15/33	2,070	2,192,460
Puget Energy, Inc.
2.38%, 06/15/28	3,705	3,541,840
4.10%, 06/15/30	2,744	2,661,435
4.22%, 03/15/32	2,039	1,957,674
5.73%, 03/15/35	975	982,679
Puget Sound Energy, Inc.
2.89%, 09/15/51	2,155	1,346,266
3.25%, 09/15/49	3,673	2,486,086
4.22%, 06/15/48	3,950	3,178,521
4.30%, 05/20/45	2,352	1,943,258
5.33%, 06/15/34	1,865	1,899,893
5.45%, 06/01/53	670	641,346
5.60%, 09/15/55	3,250	3,156,344
5.64%, 04/15/41	1,050	1,046,742
5.69%, 06/15/54	1,825	1,800,888
5.76%, 10/01/39	1,440	1,470,085
5.80%, 03/15/40	1,385	1,409,843
6.27%, 03/15/37	1,125	1,212,817
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,360	1,689,360
4.15%, 05/15/48	2,260	1,783,857
4.50%, 08/15/40	2,193	1,969,265
4.95%, 08/15/28	3,767	3,805,997
5.35%, 04/01/53	4,295	4,013,403
5.40%, 04/15/35	2,540	2,587,209
5.55%, 04/15/54	3,065	2,939,749
6.00%, 06/01/39	1,050	1,101,253
Series DDDD, 5.20%, 03/15/36	1,785	1,783,216
Series EEEE, 5.95%, 03/15/56	1,960	1,983,740
Series RRR, 3.75%, 06/01/47	2,420	1,816,805
Series TTT, 4.10%, 06/15/49	2,284	1,771,827
Series UUU, 3.32%, 04/15/50	2,291	1,545,663
Series VVV, 1.70%, 10/01/30	4,899	4,343,805
Series WWW, 2.95%, 08/15/51	4,020	2,549,294
Series XXX, 3.00%, 03/15/32	2,655	2,416,563
SCE Recovery Funding LLC
4.45%, 03/15/36	1,000	986,478
5.34%, 03/15/47	1,000	987,844
Sempra
3.25%, 06/15/27	4,103	4,055,365
3.40%, 02/01/28	5,127	5,033,967
3.70%, 04/01/29	3,288	3,211,410
3.80%, 02/01/38	4,602	3,898,854
4.00%, 02/01/48	3,577	2,713,413
5.25%, 03/15/36	3,770	3,728,758
5.50%, 08/01/33	4,200	4,324,851
6.00%, 10/15/39	3,350	3,440,473
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)	10	10,088

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	$2,025	$2,039,803
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	825	830,836
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	115	115,958
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	1,890	1,930,111
Sierra Pacific Power Co.
5.90%, 03/15/54	2,130	2,130,192
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,595	1,577,257
6.38%, 09/15/56, (5-year CMT + 2.64%)(a)	1,185	1,183,242
Southern California Edison Co.
2.25%, 06/01/30	3,162	2,859,732
2.75%, 02/01/32	2,925	2,604,529
2.85%, 08/01/29	2,758	2,602,073
3.45%, 02/01/52	2,860	1,878,270
3.65%, 02/01/50	5,729	3,949,876
4.00%, 04/01/47	7,889	5,877,983
4.05%, 03/15/42	2,277	1,798,629
4.50%, 09/01/40	1,995	1,714,137
4.65%, 10/01/43	3,978	3,340,483
4.80%, 03/15/33	3,300	3,229,445
4.95%, 09/15/31	2,315	2,314,634
5.15%, 06/01/29	4,340	4,382,683
5.20%, 06/01/34	3,725	3,684,955
5.25%, 03/15/30	3,575	3,619,505
5.30%, 03/01/28	2,425	2,451,421
5.45%, 06/01/31	2,515	2,564,766
5.45%, 03/01/35	3,300	3,294,749
5.50%, 03/15/40	2,298	2,211,551
5.63%, 02/01/36	1,589	1,588,387
5.65%, 10/01/28	2,035	2,077,618
5.70%, 03/01/53	2,470	2,271,422
5.75%, 04/15/54	2,025	1,876,291
5.85%, 11/01/27	3,250	3,303,966
5.88%, 12/01/53	3,030	2,865,924
5.90%, 03/01/55	3,300	3,131,700
5.95%, 11/01/32	2,689	2,801,847
6.00%, 01/15/34	2,039	2,117,849
6.05%, 03/15/39	2,240	2,272,299
6.20%, 09/15/55	3,015	2,977,027
6.65%, 04/01/29	2,035	2,117,008
Series 04-G, 5.75%, 04/01/35	1,519	1,536,471
Series 05-E, 5.35%, 07/15/35	1,591	1,566,295
Series 06-E, 5.55%, 01/15/37	1,740	1,727,844
Series 08-A, 5.95%, 02/01/38	2,427	2,452,376
Series 13-A, 3.90%, 03/15/43	1,754	1,338,104
Series 20A, 2.95%, 02/01/51	3,360	2,018,905
Series A, 4.20%, 03/01/29	2,883	2,846,361
Series B, 3.65%, 03/01/28	2,452	2,410,182
Series B, 4.88%, 03/01/49	2,626	2,192,886
Series C, 3.60%, 02/01/45	2,010	1,438,107
Series C, 4.13%, 03/01/48	6,502	4,891,051
Series D, 4.70%, 06/01/27	3,527	3,535,651
Series E, 5.45%, 06/01/52	1,859	1,652,607
Series G, 2.50%, 06/01/31	2,442	2,176,802
Series H, 3.65%, 06/01/51	2,042	1,391,622
Southern Co.(The)
4.25%, 07/01/36	2,175	2,006,047
4.40%, 07/01/46	9,026	7,523,222
4.85%, 06/15/28	3,120	3,143,626
4.85%, 03/15/35	3,790	3,699,249
5.11%, 08/01/27	3,600	3,628,105
5.20%, 06/15/33	3,985	4,028,439
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/29	$4,890	$5,011,990
5.70%, 10/15/32	2,595	2,705,943
5.70%, 03/15/34	4,460	4,629,004
6.00%, 04/01/58, (5-year CMT + 1.99%)(a)	1,700	1,709,990
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	1,280	1,314,123
Series 21-B, 1.75%, 03/15/28	2,300	2,197,705
Series A, 3.70%, 04/30/30	4,910	4,753,304
Southern Power Co.
5.15%, 09/15/41	2,683	2,560,196
5.25%, 07/15/43	1,455	1,367,533
Series A, 4.25%, 10/01/30	2,150	2,121,042
Series B, 4.90%, 10/01/35	2,940	2,862,279
Series F, 4.95%, 12/15/46	1,975	1,755,696
Southwestern Electric Power Co.
3.25%, 11/01/51(c)	2,740	1,795,151
5.20%, 04/01/36	2,165	2,141,826
5.30%, 04/01/33	2,980	3,019,280
5.90%, 04/01/56	1,975	1,948,997
6.20%, 03/15/40	1,779	1,851,913
Series J, 3.90%, 04/01/45	1,820	1,393,794
Series L, 3.85%, 02/01/48	1,808	1,335,990
Series M, 4.10%, 09/15/28	2,615	2,588,927
Southwestern Public Service Co.
3.40%, 08/15/46	1,888	1,338,938
3.70%, 08/15/47	2,530	1,879,287
3.75%, 06/15/49	1,928	1,404,774
4.50%, 08/15/41	2,141	1,885,176
5.30%, 05/15/35	2,250	2,263,093
6.00%, 06/01/54	2,900	2,929,683
Series 6, 4.40%, 11/15/48	1,408	1,145,733
Series 8, 3.15%, 05/01/50	2,343	1,535,263
System Energy Resources, Inc.
5.30%, 12/15/34	2,160	2,161,639
6.00%, 04/15/28	1,675	1,716,247
Tampa Electric Co.
2.40%, 03/15/31	2,284	2,060,596
3.45%, 03/15/51	1,705	1,191,861
3.63%, 06/15/50	2,251	1,620,193
4.10%, 06/15/42	2,008	1,674,081
4.30%, 06/15/48	1,854	1,505,999
4.35%, 05/15/44	1,965	1,653,522
4.45%, 06/15/49	2,519	2,088,401
4.90%, 03/01/29	2,560	2,584,928
5.00%, 07/15/52	1,645	1,475,481
5.15%, 03/01/35	1,765	1,772,033
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,264,757
Tucson Electric Power Co.
1.50%, 08/01/30	3,031	2,668,615
3.25%, 05/15/32	1,443	1,324,251
3.25%, 05/01/51	1,680	1,114,995
4.00%, 06/15/50	2,792	2,132,970
4.85%, 12/01/48	1,652	1,449,385
5.20%, 09/15/34(c)	860	867,050
5.50%, 04/15/53	2,405	2,290,843
5.90%, 04/15/55	1,990	1,991,797
Union Electric Co.
2.15%, 03/15/32	2,505	2,195,856
2.63%, 03/15/51	2,866	1,696,331
2.95%, 06/15/27	2,708	2,674,281
2.95%, 03/15/30	3,029	2,864,886

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 10/01/49	$1,651	$1,120,193
3.50%, 03/15/29	2,971	2,899,523
3.65%, 04/15/45	1,775	1,351,534
3.90%, 09/15/42	2,190	1,790,849
3.90%, 04/01/52	1,880	1,416,901
4.00%, 04/01/48	2,060	1,611,111
4.80%, 03/15/36	2,050	1,997,710
5.13%, 03/15/55	1,830	1,666,119
5.20%, 04/01/34	2,240	2,272,817
5.25%, 04/15/35	2,355	2,386,187
5.25%, 01/15/54	1,790	1,647,133
5.30%, 08/01/37	1,055	1,064,354
5.45%, 03/15/53	2,335	2,228,417
5.55%, 03/15/56	2,330	2,255,938
8.45%, 03/15/39	1,413	1,812,901
Virginia Electric and Power Co.
2.30%, 11/15/31	2,729	2,429,148
2.40%, 03/30/32	1,735	1,531,990
2.45%, 12/15/50	4,097	2,343,997
2.95%, 11/15/51	4,205	2,631,332
3.30%, 12/01/49	2,655	1,809,542
4.00%, 01/15/43	2,520	2,058,323
4.45%, 02/15/44	2,730	2,342,155
4.60%, 12/01/48	2,785	2,363,869
4.95%, 03/15/36	4,705	4,624,817
5.00%, 04/01/33	3,650	3,692,065
5.00%, 01/15/34	2,745	2,755,366
5.05%, 08/15/34	2,785	2,792,827
5.15%, 03/15/35	2,510	2,521,308
5.30%, 08/15/33	1,925	1,970,559
5.35%, 01/15/54	2,265	2,128,321
5.45%, 04/01/53	3,396	3,231,170
5.55%, 08/15/54	1,835	1,766,815
5.65%, 03/15/55	2,270	2,225,383
5.70%, 08/15/53	2,770	2,732,271
5.70%, 03/15/56	5,430	5,347,693
6.35%, 11/30/37	1,837	1,991,800
8.88%, 11/15/38	2,973	3,901,475
Series A, 2.88%, 07/15/29	3,162	3,023,427
Series A, 3.80%, 04/01/28	4,435	4,391,924
Series A, 6.00%, 05/15/37	2,717	2,874,629
Series B, 3.80%, 09/15/47	2,782	2,128,509
Series B, 4.20%, 05/15/45	1,682	1,379,755
Series B, 6.00%, 01/15/36	2,294	2,426,105
Series C, 4.00%, 11/15/46	2,460	1,925,645
Series C, 4.63%, 05/15/52	2,920	2,463,949
Series C, 4.90%, 09/15/35	4,150	4,087,473
Series D, 4.65%, 08/15/43	2,760	2,432,451
Series D, 5.60%, 09/15/55	3,795	3,686,068
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,059,663
Vistra Operations Co. LLC
4.55%, 10/30/28(b)	220	219,017
5.00%, 04/30/31(b)	30	29,827
5.25%, 04/30/33(b)	490	486,583
5.55%, 04/30/36(b)	210	208,882
WEC Energy Group, Inc.
1.38%, 10/15/27	2,934	2,819,714
1.80%, 10/15/30	1,590	1,414,953
2.20%, 12/15/28	1,577	1,493,085
4.75%, 01/15/28	3,420	3,437,949
Security	Par (000)	Value
Electric (continued)
5.15%, 10/01/27	$2,575	$2,598,547
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)	2,000	1,985,600
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,145	2,040,031
3.95%, 03/01/29	1,520	1,501,748
4.15%, 10/15/30	2,475	2,435,854
4.30%, 10/15/48	1,795	1,471,211
4.60%, 10/01/34	965	948,019
4.75%, 09/30/32	2,095	2,109,017
5.00%, 05/15/29	2,030	2,061,391
5.05%, 10/01/54	1,420	1,280,833
5.63%, 05/15/33	840	883,012
5.65%, 03/15/56	2,025	1,994,410
5.70%, 12/01/36	1,140	1,193,507
Wisconsin Power and Light Co.
1.95%, 09/16/31	1,600	1,390,704
3.00%, 07/01/29	3,053	2,931,065
3.05%, 10/15/27	2,080	2,044,224
3.65%, 04/01/50	2,275	1,634,003
3.95%, 09/01/32	2,685	2,562,772
4.95%, 04/01/33	1,520	1,525,292
5.38%, 03/30/34	1,340	1,362,306
5.70%, 12/15/55	1,975	1,926,874
6.38%, 08/15/37	870	939,315
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,635	1,620,151
3.30%, 09/01/49	1,650	1,126,434
3.67%, 12/01/42	2,020	1,580,099
4.25%, 01/15/31	1,565	1,544,717
4.55%, 12/01/29	1,105	1,107,035
4.75%, 11/01/44	2,403	2,140,778
Xcel Energy, Inc.
2.35%, 11/15/31	1,620	1,423,933
2.60%, 12/01/29	2,561	2,392,308
3.40%, 06/01/30	2,985	2,844,778
3.50%, 12/01/49	2,665	1,866,276
4.00%, 06/15/28	3,929	3,899,445
4.60%, 06/01/32	3,445	3,387,954
4.75%, 03/21/28	1,480	1,486,007
5.45%, 08/15/33	4,095	4,181,096
5.50%, 03/15/34	3,760	3,834,653
5.60%, 04/15/35	2,290	2,343,286
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)	2,200	2,177,980
6.50%, 07/01/36	1,469	1,590,702
		3,155,435,602
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,620	1,605,252
4.38%, 05/08/42	670	583,985
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,441	2,184,099
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,380,633
1.95%, 10/15/30	2,876	2,593,302
2.00%, 12/21/28	4,972	4,703,446
2.20%, 12/21/31	4,011	3,561,173
2.75%, 10/15/50	2,928	1,833,805
2.80%, 12/21/51	4,985	3,105,159
5.00%, 03/15/35	1,295	1,302,158
5.25%, 11/15/39	1,870	1,891,334
		26,744,346

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.1%
Allegion PLC, 3.50%, 10/01/29	$2,776	$2,667,916
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	3,037	3,000,432
5.41%, 07/01/32	2,300	2,336,268
5.60%, 05/29/34	1,770	1,805,445
Amphenol Corp.
2.20%, 09/15/31	3,640	3,215,685
2.80%, 02/15/30	5,372	5,057,073
3.80%, 11/15/27	4,555	4,526,256
3.90%, 11/15/28	2,170	2,149,214
4.13%, 11/15/30	3,800	3,735,490
4.35%, 06/01/29	3,291	3,293,873
4.38%, 06/12/28	2,720	2,723,643
4.40%, 02/15/33	5,345	5,210,818
4.63%, 02/15/36	6,740	6,508,897
5.00%, 01/15/35	2,670	2,666,674
5.05%, 04/05/29	2,895	2,944,991
5.25%, 04/05/34	2,535	2,585,156
5.30%, 11/15/55	6,765	6,404,750
5.38%, 11/15/54	1,610	1,557,388
Arrow Electronics, Inc.
2.95%, 02/15/32	3,213	2,859,305
3.88%, 01/12/28	2,930	2,898,732
5.15%, 08/21/29	2,645	2,668,968
5.88%, 04/10/34	2,045	2,107,976
Avnet, Inc.
3.00%, 05/15/31	1,876	1,698,817
5.50%, 06/01/32	1,725	1,747,382
6.25%, 03/15/28	2,530	2,591,942
Flex Ltd.
4.88%, 06/15/29	3,646	3,653,800
4.88%, 05/12/30	3,369	3,359,334
5.25%, 01/15/32	3,985	3,997,543
5.38%, 11/13/35	1,370	1,350,707
6.00%, 01/15/28	2,640	2,694,348
Fortive Corp.
4.30%, 06/15/46	2,780	2,267,344
4.75%, 05/15/31	2,405	2,393,022
5.25%, 05/15/36	2,175	2,170,073
Honeywell International, Inc.
1.75%, 09/01/31	6,795	5,900,626
1.95%, 06/01/30	4,751	4,305,852
2.70%, 08/15/29	4,255	4,033,776
2.80%, 06/01/50	5,775	3,694,308
3.81%, 11/21/47	2,675	2,052,487
4.50%, 01/15/34	4,655	4,557,530
5.00%, 02/15/33	2,542	2,586,593
5.00%, 03/01/35	6,285	6,316,604
5.25%, 03/01/54	20	19,065
Hubbell, Inc.
2.30%, 03/15/31	1,315	1,181,895
3.15%, 08/15/27	2,052	2,022,768
3.50%, 02/15/28	2,864	2,818,142
4.80%, 11/15/35	1,345	1,306,322
Jabil, Inc.
3.00%, 01/15/31	3,096	2,850,220
3.60%, 01/15/30	3,081	2,956,562
3.95%, 01/12/28	3,360	3,327,634
4.20%, 02/01/29	1,790	1,766,632
4.75%, 02/01/33	1,570	1,533,023
5.45%, 02/01/29	1,615	1,642,594
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies, Inc.
3.00%, 10/30/29	$4,679	$4,448,261
4.95%, 10/15/34	1,155	1,145,699
5.35%, 07/30/30	1,745	1,787,404
nVent Finance SARL
2.75%, 11/15/31	1,818	1,623,656
4.55%, 04/15/28	3,349	3,335,518
5.65%, 05/15/33	1,885	1,934,040
TD SYNNEX Corp.
2.38%, 08/09/28	3,010	2,864,157
2.65%, 08/09/31	2,966	2,643,681
4.30%, 01/17/29	2,465	2,440,792
5.30%, 10/10/35	1,835	1,817,075
6.10%, 04/12/34	1,890	1,983,437
Trimble, Inc.
4.90%, 06/15/28	3,194	3,202,126
6.10%, 03/15/33	1,725	1,810,064
Tyco Electronics Group SA
2.50%, 02/04/32	2,635	2,343,340
3.13%, 08/15/27	3,045	3,005,309
4.50%, 02/09/31	3,410	3,386,297
4.63%, 02/01/30	2,345	2,352,181
4.88%, 02/09/36	1,565	1,541,496
5.00%, 05/09/35	1,440	1,431,927
7.13%, 10/01/37	2,216	2,546,508
Vontier Corp.
2.40%, 04/01/28	3,116	2,990,004
2.95%, 04/01/31	3,174	2,881,595
		209,236,462
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	4,005	4,144,250
6.35%, 08/18/28	4,342	4,486,796
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,200	2,174,486
5.38%, 03/03/36	2,200	2,151,255
MasTec, Inc., 5.90%, 06/15/29	970	998,185
		13,954,972
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	3,498	3,037,960
1.75%, 02/15/32	2,940	2,518,351
2.30%, 03/01/30	2,930	2,708,472
2.38%, 03/15/33	3,250	2,816,147
3.05%, 03/01/50	3,100	2,067,532
3.38%, 11/15/27	3,340	3,303,543
3.95%, 05/15/28	4,511	4,487,252
4.75%, 07/15/30	1,680	1,694,075
4.88%, 04/01/29	3,295	3,335,066
5.00%, 11/15/29	2,440	2,482,113
5.00%, 12/15/33	3,005	3,048,616
5.00%, 04/01/34	3,465	3,492,827
5.15%, 03/15/35(c)	1,835	1,864,377
5.20%, 11/15/34	2,235	2,275,043
5.70%, 05/15/41	2,026	2,093,050
6.20%, 03/01/40	1,095	1,191,666
Veralto Corp.
4.85%, 01/15/32	2,180	2,183,602
5.35%, 09/18/28	3,730	3,792,776
5.45%, 09/18/33	2,120	2,172,343

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Connections, Inc.
2.20%, 01/15/32	$3,123	$2,739,133
2.60%, 02/01/30	3,367	3,163,851
2.95%, 01/15/52	2,095	1,334,194
3.05%, 04/01/50	3,431	2,265,150
3.20%, 06/01/32	2,230	2,051,163
3.50%, 05/01/29	2,611	2,552,473
4.20%, 01/15/33	3,095	2,982,777
4.25%, 12/01/28	2,997	2,987,490
4.80%, 07/15/36	1,735	1,695,958
5.00%, 03/01/34	3,230	3,237,078
5.25%, 09/01/35(c)	2,230	2,266,524
Waste Management, Inc.
1.15%, 03/15/28	2,730	2,588,855
1.50%, 03/15/31	3,928	3,414,602
2.00%, 06/01/29	3,005	2,801,379
2.50%, 11/15/50	2,617	1,560,094
2.95%, 06/01/41	2,895	2,181,123
3.15%, 11/15/27	3,848	3,793,087
3.88%, 01/15/29	1,040	1,027,928
4.10%, 03/01/45	1,110	925,420
4.15%, 04/15/32	3,560	3,476,816
4.15%, 07/15/49	3,212	2,603,433
4.50%, 03/15/28	4,770	4,794,312
4.63%, 02/15/30	3,880	3,900,014
4.63%, 02/15/33	2,305	2,295,809
4.65%, 03/15/30	3,725	3,747,634
4.80%, 03/15/32	4,420	4,456,547
4.88%, 02/15/29	3,855	3,905,585
4.88%, 02/15/34	5,185	5,225,465
4.95%, 07/03/27	2,320	2,338,782
4.95%, 07/03/31	2,370	2,408,603
4.95%, 03/15/35	6,795	6,794,648
5.35%, 10/15/54(c)	5,730	5,498,411
		147,579,149
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,496	4,764,366
Campbell's Co. (The), 4.55%, 03/21/31	2,820	2,731,168
Campbell's Company/The
2.38%, 04/24/30	2,748	2,481,916
3.13%, 04/24/50	2,485	1,514,278
4.15%, 03/15/28	5,097	5,046,153
4.75%, 03/23/35(c)	3,025	2,790,331
4.80%, 03/15/48	3,180	2,571,458
5.20%, 03/21/29	2,805	2,831,872
5.25%, 10/13/54	1,830	1,527,834
5.40%, 03/21/34	3,220	3,127,792
Conagra Brands, Inc.
1.38%, 11/01/27	5,223	4,991,126
4.85%, 11/01/28	4,360	4,368,063
5.00%, 08/01/30	2,400	2,397,838
5.30%, 11/01/38	5,451	5,119,593
5.40%, 11/01/48(c)	4,738	4,107,278
5.75%, 08/01/35(c)	2,355	2,369,480
7.00%, 10/01/28	3,619	3,791,956
8.25%, 09/15/30	1,962	2,202,757
Flowers Foods, Inc.
2.40%, 03/15/31	3,095	2,655,183
5.75%, 03/15/35(c)	1,710	1,650,248
6.20%, 03/15/55	1,350	1,099,712
Security	Par (000)	Value
Food (continued)
General Mills, Inc.
2.25%, 10/14/31	$2,742	$2,414,420
2.88%, 04/15/30	3,844	3,598,641
3.00%, 02/01/51	2,474	1,544,914
4.15%, 02/15/43	1,875	1,522,028
4.20%, 04/17/28	7,683	7,655,977
4.70%, 04/17/48(c)	2,370	2,001,673
4.88%, 01/30/30	4,140	4,168,129
4.95%, 03/29/33	4,646	4,625,024
5.25%, 01/30/35(c)	2,650	2,647,161
5.40%, 06/15/40	2,587	2,532,594
5.50%, 10/17/28	2,335	2,386,992
Hershey Co.(The)
1.70%, 06/01/30	2,627	2,359,180
2.45%, 11/15/29	2,013	1,889,596
2.65%, 06/01/50	1,125	688,850
3.13%, 11/15/49	2,254	1,516,204
3.38%, 08/15/46	1,865	1,362,704
4.25%, 05/04/28	2,405	2,406,003
4.50%, 05/04/33	1,755	1,740,438
4.55%, 02/24/28	1,885	1,896,755
4.75%, 02/24/30	2,740	2,774,440
4.95%, 02/24/32	2,405	2,448,770
5.10%, 02/24/35	2,400	2,442,987
Hormel Foods Corp.
1.70%, 06/03/28	5,075	4,820,164
1.80%, 06/11/30	3,937	3,541,808
3.05%, 06/03/51	3,140	2,027,528
Ingredion, Inc.
2.90%, 06/01/30	3,924	3,667,155
3.90%, 06/01/50	2,500	1,858,429
J M Smucker Co.(The)
2.13%, 03/15/32	2,430	2,094,890
2.38%, 03/15/30	3,180	2,935,618
3.38%, 12/15/27	3,500	3,446,216
4.25%, 03/15/35	3,012	2,808,260
4.38%, 03/15/45	3,576	2,975,690
5.90%, 11/15/28	4,595	4,742,296
6.20%, 11/15/33	4,140	4,414,476
6.50%, 11/15/43	4,360	4,640,543
6.50%, 11/15/53(c)	3,150	3,405,823
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	1,450	1,390,956
3.00%, 05/15/32	5,086	4,522,227
3.63%, 01/15/32	3,065	2,837,047
3.75%, 12/01/31	2,575	2,404,428
4.38%, 02/02/52	4,455	3,371,457
5.50%, 01/15/36	4,975	4,966,839
5.63%, 03/10/37(b)	3,025	3,016,112
5.75%, 04/01/33	7,854	8,073,351
5.95%, 04/20/35	3,920	4,042,399
6.25%, 03/01/56	5,695	5,563,667
6.38%, 02/25/55	2,710	2,705,854
6.38%, 04/15/66	3,720	3,634,021
6.40%, 05/10/57(b)	3,510	3,488,503
6.50%, 12/01/52	7,124	7,199,448
6.75%, 03/15/34	3,487	3,796,686
7.25%, 11/15/53	4,050	4,433,934
Kellanova
2.10%, 06/01/30	2,730	2,486,111

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.40%, 11/15/27	$3,447	$3,410,176
4.30%, 05/15/28	3,549	3,549,031
4.50%, 04/01/46	2,989	2,564,255
5.25%, 03/01/33	1,455	1,486,372
5.75%, 05/16/54	1,880	1,849,403
Series B, 7.45%, 04/01/31	3,832	4,295,326
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	2,095	2,116,324
Kraft Heinz Foods Co.
3.75%, 04/01/30	4,195	4,063,512
4.25%, 03/01/31	2,607	2,553,475
4.38%, 06/01/46	2,631	2,106,287
4.63%, 01/30/29	2,080	2,081,693
4.63%, 10/01/39	2,205	1,963,999
4.88%, 10/01/49	6,125	5,109,808
5.00%, 07/15/35	2,660	2,592,997
5.00%, 06/04/42	6,456	5,772,799
5.20%, 03/15/32	2,305	2,341,092
5.20%, 07/15/45	7,450	6,610,535
5.40%, 03/15/35	2,415	2,434,254
5.50%, 06/01/50	3,610	3,283,337
6.50%, 02/09/40	2,915	3,083,771
6.75%, 03/15/32	1,785	1,931,684
6.88%, 01/26/39	3,835	4,205,918
Kroger Co.(The)
1.70%, 01/15/31	2,685	2,357,989
2.20%, 05/01/30	2,793	2,551,251
3.70%, 08/01/27	4,510	4,479,496
3.88%, 10/15/46	2,776	2,117,266
3.95%, 01/15/50	3,486	2,614,966
4.45%, 02/01/47	5,111	4,217,751
4.50%, 01/15/29	4,706	4,709,934
4.65%, 01/15/48	2,774	2,341,335
5.00%, 09/15/34	9,690	9,592,984
5.00%, 04/15/42	1,671	1,548,523
5.15%, 08/01/43	2,260	2,100,169
5.40%, 07/15/40	2,073	2,027,540
5.40%, 01/15/49	3,162	2,956,283
5.50%, 09/15/54	7,055	6,626,769
5.65%, 09/15/64	6,545	6,145,879
6.90%, 04/15/38	2,190	2,470,713
7.50%, 04/01/31	2,298	2,566,999
McCormick & Co., Inc./MD
1.85%, 02/15/31	3,023	2,655,868
2.50%, 04/15/30	3,110	2,871,600
3.40%, 08/15/27	5,560	5,494,353
4.15%, 02/15/29	2,135	2,114,597
4.20%, 08/15/47	1,935	1,527,261
4.70%, 10/15/34	2,110	2,033,547
4.95%, 04/15/33	2,335	2,324,314
Mondelez International, Inc.
1.50%, 02/04/31	3,316	2,880,054
1.88%, 10/15/32(c)	3,459	2,950,163
2.63%, 09/04/50(c)	5,820	3,498,999
2.75%, 04/13/30	4,413	4,124,681
3.00%, 03/17/32	1,595	1,447,710
4.13%, 05/07/28	2,295	2,280,506
4.25%, 05/06/28	1,890	1,884,648
4.50%, 05/06/30	1,960	1,952,230
4.75%, 02/20/29	3,000	3,023,086
4.75%, 08/28/34(c)	2,300	2,256,849
Security	Par (000)	Value
Food (continued)
5.13%, 05/06/35	$1,610	$1,614,064
Pilgrim's Pride Corp.
3.50%, 03/01/32	4,345	3,945,388
4.25%, 04/15/31	5,685	5,453,500
6.25%, 07/01/33	5,100	5,327,587
6.88%, 05/15/34	2,110	2,281,346
Sysco Corp.
2.40%, 02/15/30	2,734	2,517,936
2.45%, 12/14/31	2,770	2,457,858
3.15%, 12/14/51	1,875	1,197,643
3.25%, 07/15/27	5,080	5,022,198
3.30%, 02/15/50	2,319	1,549,894
4.40%, 07/25/31	2,240	2,187,708
4.45%, 03/15/48	2,493	2,027,846
4.50%, 04/01/46	2,695	2,232,875
4.85%, 10/01/45	2,475	2,162,226
4.95%, 03/25/36	1,970	1,904,283
5.10%, 09/23/30	3,515	3,556,780
5.38%, 09/21/35	2,204	2,203,792
5.40%, 03/23/35	2,320	2,334,140
5.75%, 01/17/29	2,955	3,036,303
5.95%, 04/01/30	4,633	4,814,250
6.00%, 01/17/34	2,616	2,759,645
6.60%, 04/01/40	1,615	1,749,145
6.60%, 04/01/50(c)	5,792	6,170,553
Tyson Foods, Inc.
3.55%, 06/02/27	8,124	8,069,797
4.35%, 03/01/29	5,269	5,243,929
4.55%, 06/02/47	3,591	3,070,498
4.88%, 08/15/34	3,086	3,029,841
4.95%, 02/20/36	1,730	1,688,724
5.10%, 09/28/48	6,920	6,363,560
5.15%, 08/15/44	2,246	2,092,854
5.40%, 03/15/29	3,180	3,250,602
5.70%, 03/15/34	3,580	3,706,753
		517,251,697
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,928	2,885,267
5.50%, 11/02/47(c)	1,860	1,634,810
Georgia-Pacific LLC
7.75%, 11/15/29	3,773	4,171,750
8.88%, 05/15/31	2,205	2,602,381
International Paper Co.
4.35%, 08/15/48(c)	3,576	2,840,094
4.40%, 08/15/47	2,913	2,346,936
4.80%, 06/15/44	3,140	2,714,697
5.00%, 09/15/35	2,030	1,999,280
5.15%, 05/15/46	2,180	1,973,995
6.00%, 11/15/41	2,311	2,348,719
7.30%, 11/15/39	1,560	1,775,592
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,515,811
3.13%, 01/15/32(c)	4,867	4,319,426
3.75%, 01/15/31	4,606	4,307,987
5.00%, 01/15/30	5,206	5,135,910
6.00%, 01/15/29	8,577	8,764,951
Suzano Netherlands BV, 5.50%, 01/15/36	2,200	2,142,861
		54,480,467

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	$2,840	$2,483,026
2.63%, 09/15/29	2,821	2,667,031
2.85%, 02/15/52	3,008	1,866,346
3.00%, 06/15/27	3,415	3,376,137
3.38%, 09/15/49	3,402	2,370,442
4.13%, 10/15/44	3,811	3,182,545
4.13%, 03/15/49	2,379	1,895,811
4.15%, 01/15/43	3,164	2,678,698
4.30%, 10/01/48	2,688	2,199,152
5.00%, 12/15/54	1,445	1,294,876
5.20%, 08/15/35(c)	1,855	1,885,172
5.45%, 10/15/32	635	658,300
5.45%, 01/15/56	3,020	2,904,792
5.50%, 06/15/41	2,536	2,533,517
5.75%, 10/15/52	2,565	2,566,599
5.90%, 11/15/33	3,225	3,436,846
6.20%, 11/15/53	1,825	1,938,775
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,280	2,915,655
4.00%, 04/01/28	2,133	2,118,269
4.40%, 07/01/32	2,205	2,155,422
5.25%, 03/01/28	4,777	4,851,954
5.40%, 07/01/34	1,140	1,164,515
5.85%, 01/15/41	1,478	1,514,182
National Fuel Gas Co.
2.95%, 03/01/31	1,985	1,808,692
3.95%, 09/15/27	1,239	1,228,144
4.75%, 09/01/28	1,778	1,776,639
4.75%, 05/15/29	2,345	2,346,469
5.05%, 10/15/31	2,700	2,701,264
5.50%, 03/15/30	1,795	1,833,237
5.50%, 05/15/36	2,030	2,025,428
5.95%, 03/15/35	1,115	1,157,335
NiSource, Inc.
1.70%, 02/15/31	4,240	3,701,390
2.95%, 09/01/29	4,124	3,920,040
3.60%, 05/01/30	5,323	5,121,104
3.95%, 03/30/48	3,576	2,727,961
4.38%, 05/15/47	4,696	3,860,254
4.75%, 05/18/31	2,495	2,494,567
4.80%, 02/15/44	3,474	3,068,156
5.00%, 06/15/52	2,225	1,940,426
5.20%, 07/01/29	2,840	2,887,836
5.25%, 03/30/28	3,841	3,894,253
5.25%, 02/15/43	2,399	2,246,390
5.30%, 05/18/36	995	996,729
5.35%, 04/01/34	3,150	3,215,332
5.35%, 07/15/35	4,660	4,711,804
5.40%, 06/30/33	2,143	2,193,994
5.65%, 02/01/45	2,632	2,566,400
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	1,700	1,699,709
5.85%, 04/01/55	6,405	6,335,827
5.95%, 06/15/41	1,895	1,940,372
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	150	153,264
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,360	1,410,971
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)	30	30,606
ONE Gas, Inc.
2.00%, 05/15/30	2,007	1,819,237
4.25%, 09/01/32	1,055	1,029,603
Security	Par (000)	Value
Gas (continued)
4.50%, 11/01/48	$2,080	$1,761,496
4.66%, 02/01/44	2,178	1,919,923
5.10%, 04/01/29	2,975	3,023,477
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	2,430	2,201,019
3.35%, 06/01/50	2,315	1,576,711
3.50%, 06/01/29	2,699	2,620,638
3.64%, 11/01/46	2,032	1,488,776
4.65%, 08/01/43	1,875	1,625,486
5.05%, 05/15/52	2,078	1,854,367
5.10%, 02/15/35	960	958,360
5.40%, 06/15/33	2,034	2,082,210
Southern California Gas Co.
3.75%, 09/15/42	1,645	1,306,746
5.05%, 09/01/34	3,670	3,675,266
5.13%, 11/15/40	1,515	1,458,726
5.20%, 06/01/33	2,990	3,042,974
5.45%, 06/15/35	4,575	4,687,467
5.60%, 04/01/54	2,405	2,308,648
5.75%, 06/01/53	2,480	2,430,157
5.90%, 06/01/56	2,725	2,729,158
6.00%, 06/15/55	2,174	2,212,951
6.35%, 11/15/52	2,750	2,914,697
Series UU, 4.13%, 06/01/48	2,044	1,596,736
Series VV, 4.30%, 01/15/49	2,700	2,167,390
Series WW, 3.95%, 02/15/50	1,657	1,249,736
Series XX, 2.55%, 02/01/30	4,368	4,086,889
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,837	2,192,267
4.40%, 06/01/43	2,580	2,178,854
4.40%, 05/30/47	2,588	2,145,112
4.95%, 09/15/34	2,035	2,010,790
5.15%, 09/15/32	2,885	2,926,713
5.75%, 09/15/33	2,968	3,091,267
5.88%, 03/15/41	3,100	3,188,273
6.05%, 09/15/56, (5-year CMT + 1.82%)(a)	2,190	2,201,467
Series 2020-A, 1.75%, 01/15/31	3,159	2,785,124
Series 21A, 3.15%, 09/30/51	2,145	1,398,997
Series A, 4.05%, 09/15/28	1,000	992,754
Series B, 5.10%, 09/15/35	1,315	1,302,104
Southwest Gas Corp.
2.20%, 06/15/30	1,837	1,666,836
3.18%, 08/15/51	2,075	1,365,870
3.70%, 04/01/28	1,783	1,756,860
3.80%, 09/29/46	1,451	1,101,795
4.05%, 03/15/32	2,712	2,592,894
4.15%, 06/01/49	1,604	1,241,211
5.45%, 03/23/28	1,785	1,812,045
5.80%, 12/01/27	1,970	2,006,648
Spire Missouri, Inc.
3.30%, 06/01/51	1,010	680,537
4.80%, 02/15/33	1,520	1,516,807
Series 2034, 5.15%, 08/15/34	1,530	1,542,891
Spire, Inc., 4.60%, 09/01/31	900	889,029
Washington Gas Light Co.
3.65%, 09/15/49	2,635	1,879,819
Series K, 3.80%, 09/15/46	2,436	1,857,143
		238,805,606

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	$1,655	$1,502,622
5.80%, 05/28/36	790	800,522
Snap-on, Inc.
3.10%, 05/01/50	2,904	1,946,416
4.10%, 03/01/48	1,785	1,443,150
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,450	4,076,609
2.75%, 11/15/50	3,600	2,103,164
3.00%, 05/15/32	2,197	1,980,696
4.25%, 11/15/28	2,346	2,336,050
4.85%, 11/15/48	2,567	2,176,034
5.20%, 09/01/40	1,528	1,449,928
6.00%, 03/06/28	3,345	3,432,801
		23,247,992
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28	5,229	4,982,253
1.40%, 06/30/30	3,553	3,155,008
3.70%, 03/09/29	11,090	10,906,080
4.00%, 03/15/31	12,670	12,390,583
4.30%, 03/15/33	12,790	12,445,666
4.65%, 03/15/36	14,820	14,411,370
4.75%, 11/30/36	5,083	4,962,171
4.75%, 03/15/38	12,610	12,171,207
4.75%, 04/15/43	3,205	2,938,221
4.90%, 11/30/46	14,227	13,025,497
5.30%, 05/27/40	3,685	3,709,233
5.50%, 03/15/56	13,790	13,454,580
5.60%, 03/15/66	12,665	12,329,040
6.00%, 04/01/39	2,825	3,034,963
6.15%, 11/30/37	2,655	2,893,987
Agilent Technologies, Inc.
2.10%, 06/04/30	2,541	2,304,057
2.30%, 03/12/31	4,414	3,955,982
2.75%, 09/15/29	3,374	3,196,815
4.20%, 09/09/27	2,560	2,554,145
4.75%, 09/09/34	2,620	2,578,907
Augusta SpinCo Corp.
4.40%, 03/23/29	2,385	2,371,941
4.66%, 03/23/31	2,615	2,598,305
4.95%, 03/23/33	2,395	2,386,924
5.25%, 03/23/36	2,635	2,630,813
Baxter International, Inc.
1.73%, 04/01/31	3,890	3,304,362
2.27%, 12/01/28	6,555	6,160,109
2.54%, 02/01/32	5,385	4,603,801
3.13%, 12/01/51	3,397	2,008,903
3.50%, 08/15/46	2,178	1,466,150
3.95%, 04/01/30	3,640	3,510,966
4.45%, 02/15/29	735	726,593
4.90%, 12/15/30	2,995	2,968,793
5.65%, 12/15/35	3,585	3,548,545
Boston Scientific Corp.
2.65%, 06/01/30	6,731	6,260,128
4.00%, 03/01/28	3,855	3,842,194
4.55%, 03/01/39	2,468	2,310,471
4.70%, 03/01/49(c)	3,274	2,904,533
6.25%, 11/15/35	1,553	1,701,683
7.38%, 01/15/40	1,766	2,082,989
Security	Par (000)	Value
Health Care - Products (continued)
Danaher Corp.
2.60%, 10/01/50	$4,873	$2,933,907
2.80%, 12/10/51	4,495	2,787,853
4.38%, 09/15/45	2,578	2,210,272
Dentsply Sirona, Inc., 3.25%, 06/01/30(c)	4,333	4,009,684
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,601,786
3.25%, 11/15/39	4,237	3,405,336
3.40%, 11/15/49	3,839	2,726,044
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,676	4,662,816
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	2,780	2,756,659
4.80%, 08/14/29	5,245	5,276,301
4.80%, 01/15/31	5,979	5,993,331
4.95%, 12/15/35	2,215	2,164,872
5.50%, 06/15/35	2,225	2,262,572
5.65%, 11/15/27	9,690	9,861,343
5.86%, 03/15/30	6,135	6,368,147
5.91%, 11/22/32	4,265	4,497,756
6.38%, 11/22/52	4,823	5,143,867
Koninklijke Philips NV
5.00%, 03/15/42	2,857	2,609,900
6.88%, 03/11/38	3,295	3,664,922
Medtronic Global Holdings SCA
4.25%, 03/30/28	6,340	6,335,183
4.50%, 03/30/33	4,475	4,407,403
Medtronic, Inc.
4.00%, 04/01/43	100	83,429
4.38%, 03/15/35	8,575	8,262,638
4.63%, 03/15/45	8,877	7,919,363
Revvity, Inc.
1.90%, 09/15/28	3,388	3,188,174
2.25%, 09/15/31	2,875	2,522,366
2.55%, 03/15/31	2,130	1,914,572
3.30%, 09/15/29	4,196	4,018,920
3.63%, 03/15/51	1,940	1,367,386
Smith & Nephew PLC
2.03%, 10/14/30	6,105	5,435,579
5.40%, 03/20/34	3,125	3,166,578
Solventum Corp.
5.40%, 03/01/29	4,248	4,330,794
5.45%, 03/13/31	5,470	5,612,365
5.60%, 03/23/34	6,650	6,814,070
5.90%, 04/30/54	6,110	6,046,045
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	3,336	3,039,083
3.75%, 03/15/51	3,725	2,677,210
Stryker Corp.
1.95%, 06/15/30	6,248	5,654,599
2.90%, 06/15/50	2,521	1,615,777
3.65%, 03/07/28	3,792	3,746,331
4.10%, 04/01/43	2,113	1,751,100
4.25%, 09/11/29	3,270	3,248,388
4.38%, 05/15/44	1,903	1,612,512
4.63%, 09/11/34	3,050	2,978,315
4.63%, 03/15/46	4,915	4,299,913
4.70%, 02/10/28	3,685	3,705,677
4.85%, 12/08/28	3,930	3,973,639
4.85%, 02/10/30	3,485	3,520,134
5.20%, 02/10/35	3,740	3,786,434

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	$3,800	$3,579,706
2.00%, 10/15/31	5,995	5,288,625
2.60%, 10/01/29	5,159	4,868,010
2.80%, 10/15/41	5,555	4,051,375
4.10%, 08/15/47	2,819	2,320,661
4.20%, 03/01/31	2,845	2,802,646
4.22%, 02/12/31	1,520	1,498,307
4.47%, 10/07/32	2,570	2,529,538
4.55%, 06/15/33	3,525	3,471,635
4.79%, 10/07/35	2,640	2,595,918
4.80%, 11/21/27	4,848	4,887,474
4.89%, 10/07/37	3,480	3,428,032
4.90%, 02/12/36	3,440	3,402,430
4.95%, 11/21/32	2,665	2,696,102
4.98%, 08/10/30	4,148	4,219,324
5.00%, 01/31/29	5,305	5,388,891
5.09%, 08/10/33	4,585	4,652,348
5.20%, 01/31/34	2,830	2,895,069
5.30%, 02/01/44	2,304	2,231,974
5.40%, 08/10/43	4,070	4,025,273
5.55%, 02/12/46	1,540	1,526,227
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	4,065	3,644,186
4.45%, 08/15/45	2,239	1,931,443
5.05%, 02/19/30	2,245	2,275,143
5.20%, 09/15/34	3,330	3,332,790
5.35%, 12/01/28	3,805	3,882,177
5.50%, 02/19/35	2,365	2,413,915
5.75%, 11/30/39	1,288	1,304,571
		485,903,103
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	2,129	1,299,462
Adventist Health System/West
3.63%, 03/01/49	1,711	1,158,999
5.43%, 03/01/32	1,915	1,935,339
5.76%, 12/01/34	1,625	1,665,711
Series 2025, 4.74%, 12/01/30	1,685	1,669,083
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,269,891
3.83%, 08/15/28	1,186	1,175,734
4.27%, 08/15/48	1,586	1,301,482
Series 2020, 2.21%, 06/15/30	455	415,836
Series 2020, 3.01%, 06/15/50	1,622	1,060,999
Aetna, Inc.
3.88%, 08/15/47	780	570,778
4.50%, 05/15/42	3,391	2,882,748
4.75%, 03/15/44	2,764	2,358,389
6.63%, 06/15/36	3,841	4,182,895
6.75%, 12/15/37	2,928	3,195,426
AHS Hospital Corp.
5.02%, 07/01/45	2,235	2,065,752
Series 2021, 2.78%, 07/01/51	2,506	1,548,672
Allina Health System
2.90%, 11/15/51(c)	1,850	1,164,695
Series 2019, 3.89%, 04/15/49	1,428	1,078,615
Ascension Health
3.95%, 11/15/46	5,565	4,451,797
4.85%, 11/15/53	1,870	1,654,405
Series 2025, 4.08%, 11/15/28	1,990	1,977,123
Security	Par (000)	Value
Health Care - Services (continued)
Series 2025, 4.29%, 11/15/30	$4,015	$3,962,656
Series 2025, 4.92%, 11/15/35	3,455	3,421,685
Series B, 2.53%, 11/15/29	4,554	4,268,727
Series B, 3.11%, 11/15/39	4,011	3,143,584
Banner Health
1.90%, 01/01/31	2,273	2,018,868
2.34%, 01/01/30	2,532	2,347,560
2.91%, 01/01/42	1,860	1,354,100
2.91%, 01/01/51	2,027	1,281,338
Series 2020, 3.18%, 01/01/50(c)	1,183	797,799
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(c)	510	290,295
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	503,690
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	3,089	2,340,985
Baylor Scott & White Holdings
3.97%, 11/15/46	1,960	1,580,984
4.19%, 11/15/45	2,593	2,158,028
Series 2021, 1.78%, 11/15/30	1,761	1,563,971
Series 2021, 2.84%, 11/15/50	3,910	2,458,019
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(c)	730	472,136
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	3,856	3,710,167
Series 2018, 4.30%, 07/01/28(c)	1,851	1,842,146
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,116,322
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(c)	2,160	1,934,637
Children's Health System of Texas, 2.51%, 08/15/50	3,151	1,840,482
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	2,288	1,882,810
Series 2020, 2.59%, 02/01/50	1,145	691,467
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,283	1,097,735
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,813	1,741,238
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(c)	1,136	727,911
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,834	2,820,215
Cigna Group(The)
2.38%, 03/15/31	7,066	6,367,510
2.40%, 03/15/30	6,767	6,253,591
3.05%, 10/15/27	3,179	3,123,802
3.20%, 03/15/40	4,275	3,331,990
3.40%, 03/15/50	7,202	4,983,057
3.40%, 03/15/51	5,910	4,050,647
3.88%, 10/15/47	5,321	4,055,988
4.38%, 10/15/28	16,318	16,296,199
4.50%, 09/15/30	4,735	4,716,168
4.80%, 08/15/38	10,374	9,821,781
4.80%, 07/15/46	4,984	4,372,367
4.88%, 09/15/32	4,025	4,028,529
4.90%, 12/15/48	12,193	10,709,202
5.00%, 05/15/29	4,250	4,313,176
5.13%, 05/15/31	3,890	3,962,392
5.25%, 02/15/34	5,050	5,117,586
5.25%, 01/15/36	6,555	6,578,714

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.40%, 03/15/33	$4,415	$4,531,761
5.60%, 02/15/54	5,735	5,515,644
6.00%, 01/15/56	4,195	4,258,615
6.13%, 11/15/41	2,538	2,646,486
City of Hope
Series 2013, 5.62%, 11/15/43	1,910	1,856,464
Series 2018, 4.38%, 08/15/48	1,622	1,318,474
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(c)	1,885	1,562,151
CommonSpirit Health
2.78%, 10/01/30	1,872	1,724,277
3.35%, 10/01/29	3,045	2,916,816
3.82%, 10/01/49	3,052	2,247,352
3.91%, 10/01/50	1,304	964,432
4.19%, 10/01/49	2,966	2,311,265
4.35%, 09/01/30	1,505	1,476,401
4.35%, 11/01/42	2,968	2,559,440
4.98%, 09/01/35	1,630	1,580,795
5.21%, 12/01/31	2,205	2,235,742
5.32%, 12/01/34	2,130	2,132,261
5.55%, 12/01/54	600	564,711
5.58%, 09/01/45	2,470	2,392,568
5.66%, 09/01/55	520	499,191
6.07%, 11/01/27	1,756	1,792,993
6.46%, 11/01/52	915	978,040
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(c)	1,631	1,032,061
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,118	1,502,663
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,995	2,064,198
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	2,067	1,610,515
Dignity Health
4.50%, 11/01/42(c)	1,030	891,228
5.27%, 11/01/64	1,100	975,566
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	3,406	2,702,463
Elevance Health, Inc.
2.25%, 05/15/30	4,913	4,491,998
2.55%, 03/15/31	5,490	4,977,880
2.88%, 09/15/29	4,567	4,327,300
3.13%, 05/15/50	2,811	1,834,477
3.60%, 03/15/51	6,463	4,558,456
3.65%, 12/01/27	7,888	7,809,169
3.70%, 09/15/49	4,482	3,242,870
4.00%, 09/15/28	3,110	3,080,517
4.10%, 03/01/28	6,968	6,931,175
4.10%, 05/15/32	2,813	2,705,431
4.38%, 12/01/47	7,336	6,017,270
4.55%, 03/01/48	4,535	3,809,341
4.55%, 05/15/52	2,725	2,238,888
4.60%, 09/15/32	2,970	2,918,043
4.63%, 05/15/42	2,899	2,572,472
4.65%, 01/15/43	5,750	5,078,748
4.65%, 08/15/44	3,042	2,645,530
4.75%, 02/15/30	3,190	3,204,261
4.75%, 02/15/33	4,400	4,344,695
4.95%, 11/01/31	3,795	3,813,863
5.00%, 01/15/36	3,990	3,913,616
5.10%, 01/15/44	3,113	2,873,956
Security	Par (000)	Value
Health Care - Services (continued)
5.13%, 02/15/53	$4,190	$3,738,542
5.15%, 06/15/29	2,535	2,573,864
5.20%, 02/15/35	5,215	5,229,583
5.38%, 06/15/34	4,035	4,103,322
5.50%, 10/15/32	3,390	3,489,221
5.65%, 06/15/54	3,960	3,797,074
5.70%, 02/15/55	5,970	5,762,169
5.70%, 09/15/55(c)	2,950	2,865,297
5.85%, 01/15/36	1,749	1,819,117
5.85%, 11/01/64	3,802	3,705,850
5.95%, 12/15/34	2,235	2,350,528
6.10%, 10/15/52	2,745	2,799,161
6.38%, 06/15/37	2,470	2,671,969
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	205	155,146
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	601,093
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	1,946	1,587,339
4.50%, 07/01/57	1,485	1,233,554
Series 2020, 2.68%, 09/01/41	2,926	2,083,685
Series 2020, 2.88%, 09/01/50	1,557	985,109
HCA, Inc.
2.38%, 07/15/31	4,230	3,749,744
3.38%, 03/15/29	1,807	1,749,939
3.50%, 09/01/30	12,000	11,400,764
3.50%, 07/15/51	7,120	4,758,306
3.63%, 03/15/32	9,107	8,475,676
4.13%, 06/15/29	8,910	8,780,206
4.30%, 11/15/30	2,445	2,395,380
4.38%, 03/15/42	3,166	2,668,436
4.60%, 11/15/32	3,985	3,887,348
4.63%, 03/15/52	8,670	6,966,862
4.70%, 05/15/31	4,515	4,474,862
4.90%, 11/15/35	4,450	4,304,389
5.00%, 03/01/28	1,330	1,341,469
5.00%, 05/15/33	4,335	4,292,795
5.13%, 06/15/39	4,790	4,538,842
5.20%, 06/01/28	4,095	4,148,724
5.25%, 03/01/30	3,425	3,483,859
5.25%, 06/15/49	8,351	7,444,252
5.30%, 05/15/36	4,505	4,458,742
5.45%, 04/01/31	4,995	5,107,636
5.45%, 09/15/34	5,420	5,477,343
5.50%, 03/01/32	3,465	3,553,124
5.50%, 06/01/33	5,551	5,666,892
5.50%, 06/15/47	7,487	6,945,007
5.60%, 04/01/34	5,750	5,882,550
5.63%, 09/01/28	7,457	7,594,100
5.70%, 11/15/55	3,770	3,542,439
5.75%, 03/01/35	6,460	6,649,176
5.88%, 02/01/29	5,180	5,316,913
5.90%, 06/01/53	5,060	4,870,928
5.95%, 09/15/54	3,675	3,570,036
6.00%, 04/01/54	6,180	6,039,346
6.10%, 04/01/64	3,165	3,120,628
6.20%, 03/01/55	4,525	4,537,849
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	3,257	2,457,512
Humana, Inc.
2.15%, 02/03/32(c)	3,650	3,162,358

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 08/15/29	$3,301	$3,159,839
3.70%, 03/23/29	4,835	4,720,043
3.95%, 08/15/49	2,707	1,948,648
4.63%, 12/01/42	3,000	2,523,275
4.80%, 03/15/47	2,475	2,045,832
4.88%, 04/01/30	2,945	2,951,209
4.95%, 10/01/44	4,354	3,769,230
5.38%, 04/15/31	4,770	4,843,987
5.50%, 03/15/53	2,710	2,421,446
5.55%, 05/01/35	2,955	2,956,357
5.75%, 03/01/28	2,666	2,717,278
5.75%, 12/01/28	1,885	1,933,041
5.75%, 04/15/54	3,704	3,425,839
5.88%, 03/01/33	3,775	3,886,825
5.95%, 03/15/34	3,935	4,065,135
6.00%, 05/01/55	795	762,170
ICON Investments Six DAC
5.85%, 05/08/29	2,960	3,013,447
6.00%, 05/08/34	2,160	2,204,550
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	2,305	1,823,581
Series 2021, 2.85%, 11/01/51	1,305	817,719
Inova Health System Foundation, 4.07%, 05/15/52	2,599	2,040,833
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	2,304	1,693,605
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	205,701
IQVIA, Inc.
5.70%, 05/15/28	4,745	4,832,358
6.25%, 02/01/29	2,380	2,463,386
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,661	2,875,690
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,477	5,295,608
4.88%, 04/01/42	3,062	2,878,335
Series 2019, 3.27%, 11/01/49	4,598	3,176,523
Series 2021, 2.81%, 06/01/41	5,882	4,316,525
Series 2021, 3.00%, 06/01/51	5,967	3,856,304
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,560	2,330,184
2.95%, 12/01/29	2,812	2,663,238
3.60%, 09/01/27	4,730	4,690,480
4.35%, 04/01/30	3,530	3,488,692
4.55%, 04/01/32	2,300	2,266,268
4.70%, 02/01/45	4,323	3,834,383
4.80%, 10/01/34	3,670	3,586,681
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(c)	199	157,353
Series 2017, 3.77%, 07/01/48	1,264	961,870
Series 2020, 3.19%, 07/01/49	1,835	1,247,011
Series 2020, 3.34%, 07/01/60	2,326	1,502,030
Mayo Clinic
3.77%, 11/15/43(c)	1,675	1,388,872
Series 2013, 4.00%, 11/15/47	340	270,711
Series 2016, 4.13%, 11/15/52	2,811	2,241,348
Series 2021, 3.20%, 11/15/61	2,261	1,422,160
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,202	1,813,604
Security	Par (000)	Value
Health Care - Services (continued)
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	$1,777	$1,280,312
Memorial Health Services, 3.45%, 11/01/49	2,268	1,607,702
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,366,129
5.00%, 07/01/42	690	660,597
Series 2015, 4.20%, 07/01/55	2,009	1,612,968
Series 2020, 2.96%, 01/01/50	781	508,041
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,031	1,847,718
Montefiore Obligated Group
4.29%, 09/01/50	1,216	845,381
Series 18-C, 5.25%, 11/01/48(c)	1,802	1,466,703
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	624,651
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,268	1,579,160
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	2,016	1,716,375
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	1,079	749,643
2.61%, 08/01/60(c)	1,308	714,194
4.02%, 08/01/45	3,024	2,468,184
4.06%, 08/01/56(c)	553	426,299
Series 2019, 3.95%, 08/01/2119	1,835	1,255,371
Northwell Healthcare, Inc.
3.81%, 11/01/49	1,935	1,414,760
3.98%, 11/01/46	2,555	2,003,128
4.26%, 11/01/47	4,050	3,296,036
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	2,430	1,475,475
Novant Health, Inc.
2.64%, 11/01/36	2,866	2,280,269
3.17%, 11/01/51	3,129	2,050,934
3.32%, 11/01/61(c)	2,021	1,267,462
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	766,128
OhioHealth Corp.
2.30%, 11/15/31	1,844	1,639,330
2.83%, 11/15/41	1,965	1,428,814
Series 2020, 3.04%, 11/15/50	1,976	1,315,004
Orlando Health Obligated Group
3.33%, 10/01/50	1,147	805,803
4.09%, 10/01/48	2,112	1,692,601
5.48%, 10/01/35	1,980	2,033,767
PeaceHealth Obligated Group
4.34%, 11/15/28	895	888,641
4.86%, 11/15/32	1,220	1,213,293
Series 2018, 4.79%, 11/15/48	1,957	1,701,465
Series 2020, 3.22%, 11/15/50	1,862	1,240,008
Piedmont Healthcare, Inc.
2.04%, 01/01/32	2,152	1,865,137
2.86%, 01/01/52	1,846	1,143,988
Series 2042, 2.72%, 01/01/42	1,771	1,249,119
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,885	1,640,097
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	2,010	2,046,966
5.40%, 10/01/33	3,035	3,098,815
Series 19A, 2.53%, 10/01/29	3,347	3,126,594

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 21A, 2.70%, 10/01/51(c)	$3,500	$2,049,206
Series A, 3.93%, 10/01/48	1,360	1,030,942
Series I, 3.74%, 10/01/47	2,268	1,685,230
Queen's Health Systems (The), 4.81%, 07/01/52	2,096	1,837,309
Quest Diagnostics, Inc.
2.80%, 06/30/31	2,946	2,696,585
2.95%, 06/30/30	4,642	4,350,936
4.20%, 06/30/29	3,183	3,152,408
4.60%, 12/15/27	3,360	3,374,329
4.63%, 12/15/29	3,395	3,404,713
4.70%, 03/30/45	2,101	1,865,485
5.00%, 12/15/34	3,080	3,064,016
5.00%, 06/30/36	2,540	2,494,121
6.40%, 11/30/33	1,720	1,867,108
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,940	1,293,036
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	1,503	1,470,507
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	1,785	1,094,192
Sentara Health, 2.93%, 11/01/51	2,069	1,311,163
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,481	1,504,350
SSM Health Care Corp.
4.89%, 06/01/28	2,430	2,444,938
Series A, 3.82%, 06/01/27	2,605	2,590,695
Stanford Health Care
3.03%, 08/15/51	2,150	1,394,282
Series 2018, 3.80%, 11/15/48	2,351	1,808,257
Series 2020, 3.31%, 08/15/30	1,600	1,528,983
Summa Health, 3.51%, 11/15/51	1,810	1,328,592
Sutter Health
5.55%, 08/15/53	248	243,102
Series 2018, 3.70%, 08/15/28	2,054	2,023,390
Series 2018, 4.09%, 08/15/48	2,161	1,724,935
Series 2025, 5.21%, 08/15/32	965	986,461
Series 2025, 5.54%, 08/15/35	2,940	3,041,056
Series 20A, 2.29%, 08/15/30	1,489	1,356,057
Series 20A, 3.16%, 08/15/40	857	663,717
Series 20A, 3.36%, 08/15/50	2,014	1,401,761
Texas Health Resources
2.33%, 11/15/50	1,842	1,040,568
4.33%, 11/15/55	1,559	1,274,595
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,953,208
Trinity Health Corp.
4.13%, 12/01/45	2,841	2,321,719
Series 2019, 3.43%, 12/01/48	1,415	1,032,228
Series 2021, 2.63%, 12/01/40	2,396	1,719,752
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	450,831
UnitedHealth Group, Inc.
2.00%, 05/15/30	6,320	5,744,377
2.30%, 05/15/31	6,590	5,919,568
2.75%, 05/15/40	4,616	3,411,094
2.88%, 08/15/29	4,479	4,278,951
2.90%, 05/15/50	5,978	3,817,103
2.95%, 10/15/27	4,904	4,826,880
3.05%, 05/15/41	5,037	3,791,452
3.13%, 05/15/60	4,649	2,816,685
3.25%, 05/15/51	9,360	6,281,317
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 08/15/39	$5,869	$4,819,539
3.70%, 08/15/49	5,867	4,299,679
3.75%, 10/15/47	4,841	3,644,420
3.85%, 06/15/28	4,916	4,877,779
3.88%, 12/15/28	4,372	4,320,138
3.88%, 08/15/59	5,872	4,186,339
3.95%, 10/15/42	3,135	2,569,712
4.00%, 05/15/29	4,594	4,541,815
4.20%, 05/15/32	6,490	6,318,450
4.20%, 01/15/47	3,929	3,175,992
4.25%, 01/15/29	6,010	5,989,843
4.25%, 03/15/43	3,166	2,680,429
4.25%, 04/15/47	3,799	3,088,241
4.25%, 06/15/48	6,288	5,078,359
4.38%, 03/15/42	2,824	2,455,460
4.40%, 06/15/28	2,140	2,142,665
4.45%, 12/15/48	5,271	4,372,482
4.50%, 04/15/33	6,665	6,515,638
4.63%, 07/15/35	4,216	4,096,240
4.63%, 11/15/41	3,576	3,216,054
4.65%, 01/15/31	3,925	3,933,536
4.70%, 04/15/29	2,280	2,299,936
4.75%, 07/15/45	9,025	8,007,251
4.75%, 05/15/52	8,170	7,014,824
4.80%, 01/15/30	6,140	6,202,957
4.90%, 04/15/31	3,936	3,984,327
4.95%, 01/15/32	7,395	7,463,297
4.95%, 05/15/62	4,860	4,146,602
5.00%, 04/15/34	5,743	5,752,569
5.05%, 04/15/53	8,075	7,210,321
5.15%, 07/15/34	8,680	8,782,286
5.20%, 04/15/63	7,295	6,488,845
5.25%, 02/15/28	5,785	5,877,513
5.30%, 02/15/30	5,479	5,611,774
5.30%, 06/15/35	4,495	4,573,920
5.35%, 02/15/33	8,750	9,002,098
5.38%, 04/15/54	7,225	6,770,545
5.50%, 07/15/44	6,885	6,730,518
5.50%, 04/15/64	5,120	4,791,689
5.63%, 07/15/54	11,705	11,351,038
5.70%, 10/15/40	1,719	1,751,750
5.75%, 07/15/64	8,535	8,286,178
5.80%, 03/15/36	3,870	4,073,268
5.88%, 02/15/53	9,160	9,197,165
5.95%, 02/15/41	1,650	1,711,716
5.95%, 06/15/55	2,890	2,954,505
6.05%, 02/15/63	6,030	6,113,400
6.50%, 06/15/37	2,593	2,859,667
6.63%, 11/15/37	3,220	3,582,093
6.88%, 02/15/38	5,126	5,829,891
Universal Health Services, Inc.
2.65%, 10/15/30	3,773	3,407,969
2.65%, 01/15/32	2,795	2,445,127
4.63%, 10/15/29	3,095	3,068,353
5.05%, 10/15/34	2,005	1,928,717
UPMC
5.04%, 05/15/33	2,475	2,489,669
5.38%, 05/15/43	2,000	1,901,794
WakeMed, Series A, 3.29%, 10/01/52	1,495	991,458
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	525,419

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	$1,753	$1,508,121
Series 2021, 3.07%, 03/01/51	2,177	1,362,094
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(c)	2,836	1,665,890
		1,145,840,489
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	450	445,184
5.70%, 01/23/31(b)	1,355	1,332,556
5.88%, 08/30/30	1,890	1,874,142
6.55%, 03/15/32(b)	650	657,658
6.55%, 03/15/32	2,190	2,215,801
6.70%, 07/29/31	4,630	4,736,885
6.90%, 04/13/29	2,700	2,776,234
Ares Capital Corp.
2.88%, 06/15/27	2,264	2,219,489
2.88%, 06/15/28	4,790	4,591,514
3.20%, 11/15/31(c)	3,365	2,956,992
5.10%, 01/15/31	1,850	1,797,662
5.25%, 04/12/31	1,360	1,328,036
5.50%, 09/01/30	3,830	3,792,841
5.55%, 01/15/30	1,595	1,589,112
5.80%, 03/08/32(c)	5,115	5,085,382
5.88%, 03/01/29	4,055	4,097,792
5.95%, 07/15/29	3,264	3,304,497
Ares Strategic Income Fund
4.85%, 01/15/29(b)	1,500	1,460,369
5.15%, 01/15/31(b)	2,320	2,223,512
5.45%, 09/09/28(b)	1,555	1,542,584
5.55%, 04/15/31(b)	1,410	1,372,775
5.60%, 02/15/30	3,260	3,211,666
5.70%, 03/15/28	2,400	2,404,441
5.80%, 09/09/30(b)	1,820	1,792,930
6.20%, 03/21/32	3,350	3,331,181
6.35%, 08/15/29	1,620	1,640,377
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(c)	250	245,362
5.95%, 03/01/31	650	630,866
Barings BDC, Inc.
5.20%, 09/15/28	160	157,284
7.00%, 02/15/29	210	213,510
Barings Private Credit Corp., 6.15%, 06/11/30(b)	70	68,566
Blackstone Private Credit Fund
4.00%, 01/15/29	2,840	2,717,184
4.95%, 09/26/27	2,240	2,233,152
5.05%, 09/10/30	2,385	2,290,579
5.25%, 04/01/30	940	913,873
5.35%, 03/12/31	1,380	1,330,497
5.60%, 11/22/29	3,050	3,012,069
5.95%, 07/16/29	4,335	4,342,637
5.95%, 05/15/31	1,125	1,110,948
6.00%, 01/29/32	4,630	4,565,707
6.00%, 11/22/34	3,450	3,317,941
6.25%, 01/25/31	1,870	1,873,202
7.30%, 11/27/28	1,585	1,643,853
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,115	3,885,082
5.13%, 01/31/31	1,805	1,735,564
5.30%, 06/30/30	1,940	1,892,145
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.35%, 04/13/28	$990	$988,909
5.88%, 11/15/27	2,190	2,208,448
5.90%, 05/21/31	1,315	1,302,504
Blue Owl Capital Corp.
2.88%, 06/11/28	3,930	3,710,688
5.95%, 03/15/29	600	599,771
6.20%, 07/15/30(c)	1,230	1,228,820
6.30%, 08/15/31	875	871,439
Blue Owl Credit Income Corp.
5.80%, 03/15/30	3,065	2,983,972
6.60%, 09/15/29	4,115	4,145,863
6.65%, 03/15/31	3,385	3,392,145
7.75%, 09/16/27	1,345	1,373,793
7.75%, 01/15/29	2,350	2,428,565
7.95%, 06/13/28	1,943	2,015,965
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(c)	1,605	1,601,750
6.75%, 04/04/29(c)	1,800	1,808,664
Capital Southwest Corp., 5.95%, 09/18/30(c)	650	646,831
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	650	625,683
6.75%, 02/18/30(c)	150	151,040
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	1,025	986,378
7.20%, 06/15/29	250	255,685
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	760	743,389
5.65%, 09/09/30(c)	875	861,622
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	1,430	1,420,430
5.38%, 01/31/29	670	666,067
5.88%, 05/06/28(c)	1,005	1,005,990
5.88%, 01/31/31	1,125	1,116,212
6.15%, 06/16/31(b)	1,195	1,190,015
6.25%, 05/06/30	865	876,852
Golub Capital BDC, Inc.
6.00%, 07/15/29	2,305	2,312,753
6.25%, 06/01/31	835	833,530
7.05%, 12/05/28	1,260	1,295,727
Golub Capital Private Credit Fund
5.45%, 08/15/28	765	758,159
5.60%, 04/15/31(b)	1,025	986,361
5.80%, 09/12/29	570	565,127
5.88%, 05/01/30	2,230	2,206,940
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(c)	1,400	1,440,814
6.38%, 07/01/34	4,315	4,421,918
6.75%, 07/15/35	1,200	1,251,746
Main Street Capital Corp.
5.40%, 08/15/28	110	109,629
6.50%, 06/04/27	1,580	1,595,158
6.95%, 03/01/29	1,050	1,081,688
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	1,090	1,090,432
6.15%, 05/17/29	1,095	1,107,738
MSD Investment Corp.
6.13%, 02/05/31(b)	650	634,493
6.25%, 05/31/30	830	820,982
New Mountain Finance Corp.
6.20%, 10/15/27(c)	650	653,627
6.88%, 02/01/29(c)	330	331,272

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	$850	$830,742
5.75%, 02/01/30	120	117,788
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	100,615
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(c)	930	921,519
7.10%, 02/15/29(c)	930	946,989
Oaktree Strategic Credit Fund
6.19%, 07/15/30	875	871,041
6.50%, 07/23/29	530	535,250
8.40%, 11/14/28	880	927,711
Sixth Street Lending Partners
5.75%, 01/15/30	840	834,957
6.13%, 07/15/30	3,595	3,613,402
6.50%, 03/11/29	570	581,564
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(c)	955	947,844
5.65%, 08/15/31	660	651,334
6.13%, 03/01/29(c)	550	558,132
6.95%, 08/14/28	805	830,355
		179,936,460
Home Builders — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	2,184	2,100,063
4.85%, 10/15/30	80	80,601
5.00%, 10/15/34	2,990	2,961,331
5.50%, 10/15/35	2,240	2,287,701
Lennar Corp.
4.75%, 11/29/27	4,158	4,167,015
5.00%, 06/15/27	2,413	2,418,273
5.20%, 07/30/30	2,760	2,800,139
Meritage Homes Corp.
5.13%, 06/06/27	710	710,984
5.65%, 03/15/35(c)	1,225	1,237,483
NVR, Inc., 3.00%, 05/15/30	2,868	2,695,427
PulteGroup, Inc.
4.25%, 03/01/31	1,645	1,605,577
4.90%, 03/01/36	1,195	1,159,675
6.00%, 02/15/35	1,368	1,429,319
6.38%, 05/15/33	1,846	1,979,165
7.88%, 06/15/32(c)	1,359	1,566,016
Sekisui House U.S., Inc.
2.50%, 01/15/31	1,952	1,719,767
3.85%, 01/15/30	1,726	1,645,909
3.97%, 08/06/61	1,515	998,100
6.00%, 01/15/43	3,372	3,085,112
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,555	2,487,916
4.35%, 02/15/28	2,495	2,485,087
5.60%, 06/15/35	1,600	1,633,980
		43,254,640
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	3,092	3,027,977
3.50%, 11/15/51	3,030	1,879,293
4.40%, 03/15/29	2,592	2,527,734
		7,435,004
Security	Par (000)	Value
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	$2,160	$1,882,933
2.65%, 04/30/30	2,547	2,352,502
4.88%, 12/06/28	3,501	3,527,792
5.75%, 03/15/33	1,950	2,022,881
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,714	1,514,346
3.15%, 08/01/27	3,296	3,254,897
3.95%, 08/01/47	2,105	1,652,531
5.00%, 06/15/52	2,655	2,423,323
5.60%, 11/15/32	2,555	2,675,699
Clorox Co.(The)
1.80%, 05/15/30(c)	3,644	3,270,122
3.10%, 10/01/27	3,583	3,524,215
3.90%, 05/15/28	3,643	3,609,052
4.40%, 05/01/29	3,480	3,462,543
4.60%, 05/01/32	3,444	3,393,363
4.70%, 05/15/31	1,925	1,914,335
4.95%, 05/15/33	1,535	1,528,311
5.25%, 05/15/36	1,535	1,535,275
Kimberly-Clark Corp.
1.05%, 09/15/27	4,051	3,901,189
2.00%, 11/02/31(c)	3,233	2,853,358
2.88%, 02/07/50	2,479	1,611,003
3.10%, 03/26/30	4,088	3,893,715
3.20%, 04/25/29	4,295	4,161,859
3.20%, 07/30/46	2,075	1,465,258
3.90%, 05/04/47	1,432	1,118,519
3.95%, 11/01/28	3,312	3,287,615
4.50%, 02/16/33	1,940	1,931,485
5.30%, 03/01/41	2,720	2,742,851
6.63%, 08/01/37	3,873	4,416,886
		74,927,858
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,463,390
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,635	1,631,041
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,400	3,406,140
Aflac, Inc.
3.60%, 04/01/30	6,353	6,143,579
4.00%, 10/15/46	2,241	1,764,290
4.75%, 01/15/49	3,568	3,099,455
5.15%, 05/14/36	2,175	2,173,434
Alleghany Corp.
3.25%, 08/15/51	3,470	2,294,037
3.63%, 05/15/30	4,634	4,487,445
4.90%, 09/15/44	2,090	1,875,525
Allstate Corp.(The)
1.45%, 12/15/30	3,194	2,780,402
3.85%, 08/10/49	2,848	2,134,151
4.20%, 12/15/46	3,457	2,787,212
4.50%, 06/15/43	2,830	2,441,669
5.05%, 06/24/29	2,395	2,432,152
5.25%, 03/30/33	2,680	2,728,011
5.35%, 06/01/33	1,624	1,664,513
5.55%, 05/09/35	2,291	2,365,870
5.95%, 04/01/36	1,805	1,904,051
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	2,495	2,545,796

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American Financial Group, Inc.
4.50%, 06/15/47	$2,465	$2,021,642
5.00%, 09/23/35	975	942,315
American International Group, Inc.
3.40%, 06/30/30	3,205	3,057,748
3.88%, 01/15/35	1,770	1,625,220
4.38%, 06/30/50	5,499	4,521,914
4.50%, 07/16/44	2,410	2,090,953
4.75%, 04/01/48	6,258	5,504,517
4.80%, 07/10/45	800	711,273
4.85%, 05/07/30	2,480	2,502,394
5.13%, 03/27/33	3,795	3,834,446
5.45%, 05/07/35	1,870	1,911,880
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)	10	10,023
American National Group, Inc.
5.00%, 06/15/27	3,116	3,121,635
5.75%, 10/01/29	2,020	2,049,189
6.00%, 07/15/35(c)	2,420	2,398,346
Aon Corp.
2.80%, 05/15/30	5,206	4,853,710
3.75%, 05/02/29	3,837	3,756,992
4.50%, 12/15/28	2,937	2,936,004
6.25%, 09/30/40	3,374	3,621,958
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,390	2,089,586
2.60%, 12/02/31	2,480	2,212,620
2.90%, 08/23/51	5,360	3,303,357
3.90%, 02/28/52	4,225	3,122,039
5.00%, 09/12/32	2,305	2,317,118
5.35%, 02/28/33	3,130	3,196,540
Aon Global Ltd.
4.60%, 06/14/44	5,387	4,669,271
4.75%, 05/15/45	2,709	2,381,395
Aon North America, Inc.
5.15%, 03/01/29	4,555	4,625,953
5.30%, 03/01/31	3,530	3,601,286
5.45%, 03/01/34	7,483	7,641,803
5.75%, 03/01/54	5,800	5,677,267
Arch Capital Finance LLC, 5.03%, 12/15/46	2,329	2,131,304
Arch Capital Group Ltd.
3.64%, 06/30/50	5,037	3,687,333
7.35%, 05/01/34	1,545	1,755,249
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	2,805	2,635,531
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,045	1,809,694
3.05%, 03/09/52	4,245	2,644,807
3.50%, 05/20/51	6,457	4,447,712
4.60%, 12/15/27	3,475	3,480,686
4.85%, 12/15/29	1,990	2,007,174
5.00%, 02/15/32	2,280	2,282,255
5.15%, 02/15/35	4,850	4,814,305
5.45%, 07/15/34	2,038	2,068,206
5.50%, 03/02/33	1,790	1,840,194
5.55%, 02/15/55	3,970	3,746,914
5.75%, 03/02/53	2,728	2,638,665
5.75%, 07/15/54	2,100	2,033,674
6.50%, 02/15/34	2,365	2,554,486
6.75%, 02/15/54	2,625	2,871,634
Security	Par (000)	Value
Insurance (continued)
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	$60	$61,869
Assurant, Inc.
2.65%, 01/15/32	2,075	1,825,756
3.70%, 02/22/30	2,497	2,395,562
4.90%, 03/27/28	2,495	2,502,071
5.55%, 02/15/36	1,315	1,309,130
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	3,011	2,797,254
3.60%, 09/15/51(c)	2,190	1,511,213
6.13%, 09/15/28	1,660	1,712,624
Athene Holding Ltd.
3.45%, 05/15/52(c)	4,430	2,771,059
3.50%, 01/15/31	3,110	2,915,535
3.95%, 05/25/51	4,825	3,322,488
4.13%, 01/12/28	5,760	5,713,206
5.88%, 01/15/34(c)	4,043	4,111,796
6.15%, 04/03/30(c)	2,487	2,578,592
6.25%, 04/01/54	3,750	3,530,862
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	1,070	1,028,428
6.63%, 05/19/55	2,975	2,939,932
6.65%, 02/01/33	2,235	2,370,491
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	800	772,916
AXA SA, 8.60%, 12/15/30	715	820,952
Axis Specialty Finance LLC
3.90%, 07/15/29	3,089	3,015,729
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,775,317
Axis Specialty Finance PLC, 4.00%, 12/06/27	3,169	3,141,251
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,676	4,157,404
1.85%, 03/12/30(c)	3,498	3,209,547
2.50%, 01/15/51	5,595	3,307,512
2.85%, 10/15/50	8,944	5,681,096
2.88%, 03/15/32	5,019	4,652,814
3.85%, 03/15/52	8,090	6,153,230
4.20%, 08/15/48	10,357	8,518,081
4.25%, 01/15/49	8,324	6,868,316
4.30%, 05/15/43	3,402	2,996,245
4.40%, 05/15/42	4,013	3,603,956
5.75%, 01/15/40	4,473	4,798,422
Berkshire Hathaway, Inc., 4.50%, 02/11/43(c)	5,390	4,907,588
Brighthouse Financial, Inc.
3.70%, 06/22/27(c)	145	143,081
3.85%, 12/22/51	1,290	779,555
4.70%, 06/22/47	3,577	2,581,119
5.63%, 05/15/30(c)	2,794	2,826,127
Brown & Brown, Inc.
2.38%, 03/15/31	5,033	4,468,296
4.20%, 03/17/32	1,860	1,768,330
4.50%, 03/15/29	3,130	3,112,868
4.70%, 06/23/28	2,235	2,239,299
4.90%, 06/23/30	2,705	2,704,603
4.95%, 03/17/52	3,975	3,339,568
5.25%, 06/23/32	2,255	2,257,934
5.55%, 06/23/35	3,830	3,837,157
5.65%, 06/11/34	2,520	2,550,420
6.25%, 06/23/55(c)	2,290	2,298,278
Chubb INA Holdings LLC
1.38%, 09/15/30	4,500	3,945,631
2.85%, 12/15/51	3,100	1,954,337
3.05%, 12/15/61	3,678	2,247,348

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.15%, 03/13/43	$2,485	$2,109,417
4.35%, 11/03/45	7,425	6,382,102
4.65%, 08/15/29	3,135	3,156,470
4.90%, 08/15/35	4,955	4,889,292
5.00%, 03/15/34	6,160	6,185,889
5.30%, 05/20/36	2,510	2,544,430
6.00%, 05/11/37	4,934	5,258,977
6.70%, 05/15/36	935	1,046,856
Series 1, 6.50%, 05/15/38	2,160	2,410,474
Cincinnati Financial Corp.
6.13%, 11/01/34	1,994	2,102,931
6.92%, 05/15/28	2,009	2,100,895
CNA Financial Corp.
2.05%, 08/15/30	2,580	2,310,097
3.45%, 08/15/27	3,722	3,679,034
3.90%, 05/01/29	4,316	4,229,963
5.13%, 02/15/34	1,395	1,382,579
5.20%, 08/15/35	2,050	2,013,856
5.50%, 06/15/33	1,695	1,726,382
CNO Financial Group, Inc.
5.25%, 05/30/29	3,075	3,095,421
6.45%, 06/15/34	2,620	2,733,054
Corebridge Financial, Inc.
3.85%, 04/05/29	4,718	4,609,986
3.90%, 04/05/32	5,955	5,601,044
4.35%, 04/05/42	2,840	2,386,640
4.40%, 04/05/52	6,080	4,894,768
5.75%, 01/15/34(c)	3,535	3,638,143
6.05%, 09/15/33	3,250	3,410,053
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	2,320	2,309,204
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,545	2,579,804
Enstar Group Ltd.
3.10%, 09/01/31	2,856	2,546,941
4.95%, 06/01/29(c)	3,511	3,505,784
Equitable Holdings, Inc.
4.35%, 04/20/28	5,156	5,134,752
5.00%, 04/20/48	5,324	4,660,667
5.59%, 01/11/33	2,645	2,701,850
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	455	467,861
Essent Group Ltd., 6.25%, 07/01/29	1,385	1,430,035
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	5,168	3,220,405
3.50%, 10/15/50	4,839	3,284,467
4.87%, 06/01/44	2,256	1,949,374
F&G Annuities & Life, Inc.
6.25%, 10/04/34(c)	2,045	2,005,753
6.50%, 06/04/29	2,730	2,773,996
7.40%, 01/13/28	2,751	2,827,428
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,965,571
4.63%, 04/29/30	2,687	2,673,426
4.85%, 04/17/28	3,049	3,058,676
5.63%, 08/16/32	2,430	2,500,559
5.75%, 05/20/35	300	307,315
6.00%, 12/07/33	3,145	3,293,938
6.10%, 03/15/55	2,205	2,199,025
6.35%, 03/22/54	1,300	1,347,019
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,234	2,861,786
3.20%, 09/17/51	3,545	2,217,913
3.40%, 06/15/30	3,815	3,593,932
Security	Par (000)	Value
Insurance (continued)
4.50%, 08/15/28	$3,052	$3,044,725
First American Financial Corp.
2.40%, 08/15/31	2,897	2,526,329
4.00%, 05/15/30	2,685	2,582,728
5.45%, 09/30/34	2,190	2,165,683
Globe Life, Inc.
2.15%, 08/15/30	3,542	3,190,854
4.55%, 09/15/28	3,870	3,869,876
4.80%, 06/15/32	2,180	2,150,748
5.85%, 09/15/34	2,090	2,169,576
Hanover Insurance Group, Inc.(The)
2.50%, 09/01/30	2,185	1,982,739
5.50%, 09/01/35	1,105	1,111,754
Hartford Insurance Group, Inc.
2.80%, 08/19/29	3,960	3,751,732
2.90%, 09/15/51	3,165	1,984,782
3.60%, 08/19/49	4,011	2,903,502
4.30%, 04/15/43	1,711	1,443,619
4.40%, 03/15/48	2,348	1,959,671
5.95%, 10/15/36	1,995	2,110,209
6.10%, 10/01/41	2,094	2,199,342
Horace Mann Educators Corp.
4.70%, 10/01/30	1,530	1,511,626
7.25%, 09/15/28	320	336,159
Jackson Financial, Inc.
3.13%, 11/23/31	3,300	2,958,598
4.00%, 11/23/51	3,280	2,253,556
5.17%, 06/08/27	3,340	3,356,366
5.67%, 06/08/32	1,340	1,354,406
Kemper Corp.
2.40%, 09/30/30(c)	2,810	2,458,625
3.80%, 02/23/32	2,080	1,878,366
Lincoln National Corp.
3.05%, 01/15/30(c)	3,316	3,112,285
3.40%, 01/15/31(c)	3,034	2,844,155
3.40%, 03/01/32	644	589,074
3.80%, 03/01/28	2,569	2,537,517
4.35%, 03/01/48	1,639	1,257,021
5.35%, 11/15/35(c)	1,795	1,752,561
5.85%, 03/15/34	1,535	1,578,434
6.30%, 10/09/37	1,670	1,765,315
7.00%, 06/15/40	2,553	2,793,167
Loews Corp.
3.20%, 05/15/30	3,660	3,478,067
4.13%, 05/15/43	4,232	3,504,946
4.94%, 04/01/36	1,650	1,607,971
6.00%, 02/01/35	966	1,019,484
Manulife Financial Corp.
3.70%, 03/16/32	4,010	3,807,858
4.99%, 12/11/35	2,200	2,167,671
5.38%, 03/04/46	3,768	3,647,593
Markel Group, Inc.
3.35%, 09/17/29	2,235	2,151,112
3.45%, 05/07/52	3,160	2,118,700
3.50%, 11/01/27	3,447	3,401,726
4.15%, 09/17/50	2,651	2,017,207
4.30%, 11/01/47	1,416	1,121,881
5.00%, 04/05/46	2,715	2,412,809
5.00%, 05/20/49	2,335	2,039,457
6.00%, 05/16/54	2,480	2,476,694

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	$4,370	$3,960,670
2.38%, 12/15/31	1,245	1,106,347
2.90%, 12/15/51	2,410	1,497,689
4.20%, 03/01/48	3,485	2,798,438
4.35%, 01/30/47	2,732	2,256,276
4.38%, 03/15/29	8,277	8,264,392
4.55%, 11/08/27	6,260	6,284,783
4.65%, 03/15/30	5,605	5,612,831
4.75%, 03/15/39	3,378	3,182,563
4.85%, 11/15/31	5,910	5,952,684
4.90%, 03/15/49	5,601	4,976,264
4.95%, 03/15/36	2,320	2,285,209
5.00%, 03/15/35	9,070	8,998,344
5.15%, 03/15/34	2,041	2,060,101
5.35%, 11/15/44	2,415	2,320,084
5.40%, 09/15/33	2,575	2,652,128
5.40%, 03/15/55	7,340	6,971,966
5.45%, 03/15/53	1,985	1,887,317
5.45%, 03/15/54	1,915	1,827,170
5.70%, 09/15/53	4,525	4,474,423
5.75%, 11/01/32	1,745	1,831,263
5.88%, 08/01/33	1,535	1,637,506
6.25%, 11/01/52	1,985	2,099,400
MetLife, Inc.
4.05%, 03/01/45	4,636	3,801,230
4.13%, 08/13/42	3,393	2,849,615
4.55%, 03/23/30	5,992	6,026,078
4.60%, 05/13/46	3,589	3,143,638
4.72%, 12/15/44	2,776	2,451,662
4.88%, 11/13/43	5,280	4,850,171
5.00%, 07/15/52	4,425	3,991,909
5.25%, 01/15/54(c)	4,370	4,110,830
5.30%, 12/15/34	4,710	4,821,920
5.38%, 07/15/33(c)	3,655	3,784,498
5.70%, 06/15/35	7,538	7,886,779
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)	140	138,463
5.88%, 02/06/41	4,107	4,252,334
6.38%, 06/15/34	3,530	3,842,233
6.40%, 12/15/66	5,477	5,611,544
6.50%, 12/15/32	3,205	3,513,770
10.75%, 08/01/69	3,717	4,796,860
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	830	851,806
MGIC Investment Corp., 5.25%, 08/15/28	1,180	1,179,206
Nationwide Financial Services, Inc., 6.75%, 05/15/87	844	831,612
NMI Holdings, Inc., 6.00%, 08/15/29	1,230	1,257,317
Old Republic International Corp.
3.85%, 06/11/51	3,324	2,380,562
5.70%, 06/01/36	2,805	2,818,032
5.75%, 03/28/34	2,155	2,192,915
PartnerRe Finance B LLC
3.70%, 07/02/29	4,756	4,612,768
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	507	488,335
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	1,370	1,370,615
Primerica, Inc., 2.80%, 11/19/31	2,423	2,186,320
Principal Financial Group, Inc.
2.13%, 06/15/30	3,599	3,261,188
3.70%, 05/15/29(c)	3,070	3,000,393
Security	Par (000)	Value
Insurance (continued)
4.30%, 11/15/46	$1,509	$1,238,536
4.35%, 05/15/43	1,938	1,637,841
4.63%, 09/15/42	1,851	1,627,580
5.38%, 03/15/33	2,375	2,430,515
5.50%, 03/15/53	1,645	1,572,771
6.05%, 10/15/36	3,010	3,213,854
Progressive Corp.(The)
3.00%, 03/15/32	1,849	1,691,889
3.20%, 03/26/30	3,431	3,278,918
3.70%, 01/26/45	1,577	1,213,919
3.70%, 03/15/52	2,590	1,900,759
3.95%, 03/26/50	2,874	2,215,751
4.00%, 03/01/29	2,867	2,848,671
4.13%, 04/15/47	3,928	3,159,952
4.20%, 03/15/48	2,765	2,249,875
4.35%, 04/25/44	2,198	1,855,936
4.60%, 03/26/31	1,090	1,090,643
4.95%, 06/15/33	1,960	1,977,863
5.15%, 03/26/36	2,130	2,129,174
6.25%, 12/01/32	2,416	2,621,053
6.63%, 03/01/29	2,426	2,571,616
Prudential Financial, Inc.
2.10%, 03/10/30(c)	3,815	3,512,832
3.00%, 03/10/40	2,817	2,150,476
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,655	1,520,535
3.70%, 03/13/51	7,039	5,127,116
3.88%, 03/27/28	3,142	3,119,664
3.91%, 12/07/47	4,456	3,403,014
3.94%, 12/07/49	4,916	3,738,935
4.35%, 02/25/50	4,417	3,586,287
4.42%, 03/27/48	1,873	1,537,390
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,515	3,448,649
4.60%, 05/15/44	3,646	3,170,736
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	3,290	3,220,389
5.20%, 03/14/35	2,885	2,901,053
5.70%, 12/14/36	3,959	4,109,945
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,598	4,597,927
5.75%, 07/15/33	2,377	2,520,006
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,376	1,402,466
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,760	4,900,120
6.63%, 12/01/37	2,376	2,637,735
6.63%, 06/21/40	1,715	1,893,305
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	1,875	1,977,432
Prudential Funding Asia PLC
3.13%, 04/14/30	3,736	3,550,579
3.63%, 03/24/32	2,365	2,225,567
Reinsurance Group of America, Inc.
3.15%, 06/15/30	3,771	3,538,127
3.90%, 05/15/29	3,573	3,508,879
5.75%, 09/15/34	2,450	2,519,054
6.00%, 09/15/33	1,916	2,000,472
6.38%, 09/15/56, (5-year CMT + 2.34%)(a)	20	19,678
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	160	161,041
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	2,908	2,885,186
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,475	3,379,111
5.75%, 06/05/33	3,765	3,864,064
5.80%, 04/01/35	1,375	1,412,827

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RLI Corp., 5.38%, 06/01/36	$1,325	$1,283,859
Selective Insurance Group, Inc.
5.38%, 03/01/49	750	685,786
5.90%, 04/15/35(c)	1,305	1,354,178
SiriusPoint Ltd., 7.00%, 04/05/29	240	251,681
Stewart Information Services Corp., 3.60%, 11/15/31	2,530	2,261,066
Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,093	2,539,936
Travelers Companies, Inc.(The)
2.55%, 04/27/50	2,746	1,640,405
3.05%, 06/08/51	3,979	2,604,172
3.75%, 05/15/46	2,560	1,980,514
4.00%, 05/30/47	3,744	2,976,106
4.05%, 03/07/48	2,886	2,306,798
4.10%, 03/04/49	2,921	2,334,143
4.30%, 08/25/45	2,371	1,984,374
4.60%, 08/01/43	2,840	2,528,541
5.05%, 07/24/35	1,805	1,806,993
5.35%, 11/01/40	3,967	3,941,204
5.45%, 05/25/53	2,875	2,790,010
5.70%, 07/24/55	1,390	1,405,493
6.25%, 06/15/37	4,218	4,603,288
6.75%, 06/20/36	2,392	2,700,937
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,633	2,908,979
Unum Group
4.00%, 06/15/29	2,881	2,830,701
4.13%, 06/15/51	3,270	2,452,488
4.50%, 12/15/49	1,975	1,592,085
5.25%, 12/15/35	1,190	1,174,202
5.75%, 08/15/42	3,490	3,456,863
6.00%, 06/15/54	1,335	1,319,739
W.R. Berkley Corp.
3.15%, 09/30/61	1,755	1,049,784
3.55%, 03/30/52	1,433	996,899
4.00%, 05/12/50	2,616	2,001,558
4.75%, 08/01/44	3,113	2,776,974
Willis North America, Inc.
2.95%, 09/15/29	3,974	3,770,880
3.88%, 09/15/49	3,025	2,254,271
4.50%, 09/15/28	4,288	4,281,224
4.55%, 03/15/31	3,090	3,045,264
4.65%, 06/15/27	4,948	4,961,389
5.05%, 09/15/48	1,855	1,638,862
5.15%, 03/15/36	1,510	1,479,002
5.35%, 05/15/33	2,155	2,183,115
5.90%, 03/05/54	3,915	3,883,289
XL Group Ltd., 5.25%, 12/15/43	2,300	2,140,131
		1,033,976,432
Internet — 0.8%
Airbnb, Inc.
4.40%, 03/16/29	3,360	3,353,662
4.65%, 03/16/31	3,810	3,808,505
5.25%, 03/16/36	3,190	3,192,385
Alibaba Group Holding Ltd.
2.13%, 02/09/31	5,350	4,848,923
2.70%, 02/09/41	4,915	3,675,261
3.15%, 02/09/51	7,310	5,001,350
3.25%, 02/09/61	3,963	2,567,166
3.40%, 12/06/27	11,949	11,816,089
4.00%, 12/06/37	4,820	4,405,368
Security	Par (000)	Value
Internet (continued)
4.20%, 12/06/47	$8,465	$7,052,241
4.40%, 12/06/57	4,535	3,756,761
4.50%, 11/28/34	3,302	3,247,043
4.88%, 05/26/30(c)	480	489,624
5.25%, 05/26/35(c)	2,040	2,111,427
5.63%, 11/26/54(c)	2,845	2,873,214
Alphabet, Inc.
0.80%, 08/15/27	6,475	6,241,147
1.10%, 08/15/30	11,879	10,442,145
1.90%, 08/15/40	7,353	4,893,404
2.05%, 08/15/50	13,543	7,269,203
2.25%, 08/15/60(c)	7,655	3,865,997
3.70%, 02/15/29	9,695	9,564,927
3.88%, 11/15/28	1,955	1,943,477
4.00%, 05/15/30	5,775	5,708,641
4.10%, 11/15/30	7,665	7,583,572
4.10%, 02/15/31	9,075	8,953,396
4.38%, 11/15/32	2,465	2,431,967
4.40%, 02/15/33	7,280	7,160,551
4.50%, 05/15/35	3,515	3,444,965
4.70%, 11/15/35	13,485	13,254,294
4.80%, 02/15/36	19,195	18,976,432
5.25%, 05/15/55	3,640	3,431,572
5.30%, 05/15/65	5,140	4,757,132
5.35%, 11/15/45	7,675	7,487,100
5.45%, 11/15/55	7,750	7,477,800
5.50%, 02/15/46	11,395	11,276,957
5.65%, 02/15/56	6,550	6,501,142
5.70%, 11/15/75	7,685	7,492,558
5.75%, 02/15/66	8,040	7,976,015
Amazon.com, Inc.
1.20%, 06/03/27	3,448	3,357,368
1.50%, 06/03/30	10,425	9,328,855
1.65%, 05/12/28	11,687	11,157,416
2.10%, 05/12/31	12,215	10,934,153
2.50%, 06/03/50	11,451	6,731,142
2.70%, 06/03/60	9,120	5,046,291
2.88%, 05/12/41	10,259	7,640,568
3.10%, 05/12/51	14,620	9,604,255
3.15%, 08/22/27	15,973	15,811,922
3.25%, 05/12/61	8,492	5,296,631
3.45%, 04/13/29	6,620	6,485,000
3.60%, 04/13/32	11,050	10,506,078
3.85%, 03/13/28	13,075	13,018,475
3.88%, 08/22/37	12,967	11,685,635
3.90%, 11/20/28	7,960	7,903,048
3.95%, 04/13/52	10,420	8,025,955
4.00%, 03/13/29	13,555	13,456,318
4.05%, 08/22/47	15,571	12,499,965
4.10%, 11/20/30	9,920	9,782,846
4.10%, 04/13/62	5,478	4,088,264
4.25%, 03/13/31	15,520	15,343,360
4.25%, 08/22/57	10,521	8,261,902
4.35%, 03/20/33	6,780	6,641,521
4.55%, 12/01/27	4,424	4,457,414
4.55%, 03/13/33	7,320	7,242,950
4.65%, 12/01/29	7,050	7,118,938
4.65%, 11/20/35	13,810	13,501,239
4.70%, 12/01/32	9,225	9,317,666
4.80%, 12/05/34	6,380	6,430,564
4.88%, 03/13/36	24,560	24,254,989

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.95%, 12/05/44(c)	$6,918	$6,508,521
5.45%, 11/20/55	13,620	13,002,909
5.55%, 11/20/65	9,095	8,618,891
5.65%, 03/13/46	9,565	9,544,770
5.80%, 03/13/56	20,005	20,008,902
5.95%, 03/13/66	11,685	11,769,710
6.05%, 03/13/76(c)	12,215	12,312,608
AppLovin Corp.
5.13%, 12/01/29	4,185	4,233,945
5.38%, 12/01/31	1,875	1,908,082
5.50%, 12/01/34	3,800	3,834,601
5.95%, 12/01/54	3,040	2,910,301
Baidu, Inc.
2.38%, 08/23/31	760	687,716
3.43%, 04/07/30(c)	1,425	1,374,773
3.63%, 07/06/27	1,964	1,949,220
4.38%, 03/29/28	2,260	2,258,507
4.88%, 11/14/28	1,965	1,984,655
Booking Holdings, Inc.
3.55%, 03/15/28	3,254	3,210,365
5.38%, 05/07/36	1,345	1,346,790
eBay, Inc.
2.60%, 05/10/31	3,085	2,787,605
2.70%, 03/11/30	4,710	4,376,853
3.60%, 06/05/27	4,470	4,437,978
3.65%, 05/10/51	5,204	3,789,667
4.00%, 07/15/42	4,656	3,740,203
4.25%, 03/06/29	1,475	1,461,247
5.13%, 11/06/35	1,355	1,336,459
5.95%, 11/22/27	2,060	2,103,812
6.30%, 11/22/32	1,925	2,061,303
Expedia Group, Inc.
2.95%, 03/15/31	2,828	2,601,953
3.25%, 02/15/30	5,759	5,466,891
3.80%, 02/15/28	4,154	4,106,319
4.63%, 08/01/27	2,211	2,214,390
5.40%, 02/15/35	3,805	3,783,729
5.50%, 04/15/36	3,505	3,466,935
JD.com, Inc.
3.38%, 01/14/30	2,265	2,191,137
4.13%, 01/14/50(c)	1,900	1,552,471
MercadoLibre, Inc.
3.13%, 01/14/31	170	155,917
4.90%, 01/15/33	1,520	1,481,085
Meta Platforms, Inc.
3.50%, 08/15/27	15,625	15,526,370
3.85%, 08/15/32	15,635	14,831,162
4.20%, 11/15/30	15,880	15,668,872
4.30%, 08/15/29	6,195	6,200,338
4.45%, 08/15/52	11,905	9,315,504
4.55%, 05/15/31	14,810	14,752,914
4.55%, 08/15/31	6,325	6,312,200
4.60%, 05/15/28	6,785	6,844,298
4.60%, 11/15/32	15,850	15,644,103
4.65%, 08/15/62	7,270	5,606,802
4.75%, 08/15/34	13,480	13,263,233
4.80%, 05/15/30	6,140	6,224,912
4.88%, 05/15/33	14,400	14,365,391
4.88%, 11/15/35	9,980	9,745,722
4.95%, 05/15/33	9,615	9,657,242
5.25%, 05/15/36	17,570	17,553,264
Security	Par (000)	Value
Internet (continued)
5.40%, 08/15/54	$11,820	$10,568,680
5.50%, 11/15/45	23,670	22,201,175
5.55%, 08/15/64	12,505	11,121,902
5.60%, 05/15/53	11,625	10,762,671
5.63%, 11/15/55	15,300	14,093,559
5.75%, 05/15/63	8,325	7,635,434
5.75%, 11/15/65	20,260	18,535,445
6.20%, 05/15/46	7,270	7,344,392
6.30%, 05/15/56	7,960	8,024,396
6.45%, 05/15/66	13,880	13,966,250
Netflix, Inc.
4.88%, 04/15/28	5,045	5,102,714
4.90%, 08/15/34	2,860	2,874,027
5.40%, 08/15/54	3,590	3,486,210
5.88%, 11/15/28	4,140	4,289,673
6.38%, 05/15/29	5,110	5,393,159
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,891	3,521,066
Uber Technologies, Inc.
4.15%, 01/15/31	4,260	4,166,923
4.30%, 01/15/30	2,460	2,435,530
4.80%, 09/15/34	6,640	6,500,005
4.80%, 09/15/35	4,770	4,643,759
5.35%, 09/15/54	6,040	5,625,682
VeriSign, Inc.
2.70%, 06/15/31	4,485	4,056,734
4.75%, 07/15/27	4,065	4,062,882
5.25%, 06/01/32	795	804,513
Weibo Corp., 3.38%, 07/08/30(c)	5,084	4,779,370
		1,043,353,839
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,747	2,724,136
5.38%, 05/19/36	3,630	3,610,757
6.00%, 06/17/34(c)	2,340	2,463,548
6.35%, 06/17/54(c)	2,670	2,793,038
6.55%, 11/29/27	6,070	6,239,987
6.75%, 03/01/41	2,360	2,567,795
6.80%, 11/29/32	4,295	4,734,977
7.00%, 10/15/39	3,045	3,391,273
Gerdau Trade, Inc., 5.75%, 06/09/35	210	214,613
Nucor Corp.
2.70%, 06/01/30	3,209	2,995,642
2.98%, 12/15/55	1,622	1,008,637
3.13%, 04/01/32	2,325	2,144,783
3.85%, 04/01/52	2,920	2,217,418
3.95%, 05/01/28	2,723	2,704,238
4.40%, 05/01/48	1,929	1,624,688
4.65%, 06/01/30	2,635	2,648,470
5.10%, 06/01/35	2,220	2,241,420
5.20%, 08/01/43	1,550	1,496,915
6.40%, 12/01/37	1,711	1,900,443
Reliance, Inc., 2.15%, 08/15/30	1,065	960,238
Steel Dynamics, Inc.
1.65%, 10/15/27	1,720	1,657,708
3.25%, 01/15/31	3,231	3,034,522
3.25%, 10/15/50	2,619	1,742,210
3.45%, 04/15/30	2,504	2,398,403
4.00%, 12/15/28	2,780	2,746,846
5.25%, 05/15/35	3,500	3,521,103
5.38%, 08/15/34	2,505	2,547,682

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
5.75%, 05/15/55	$1,465	$1,449,017
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,549,744
6.13%, 06/12/33	6,535	6,886,237
6.40%, 06/28/54	4,910	5,028,401
6.88%, 11/21/36(c)	2,836	3,173,808
6.88%, 11/10/39(c)	1,431	1,596,970
Vale SA, 5.63%, 09/11/42	1,176	1,163,599
		92,179,266
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,454	2,143,263
4.40%, 09/15/32	2,225	2,104,992
Brunswick Corp/DE, 5.85%, 03/18/29(c)	2,290	2,350,130
Harley-Davidson, Inc., 4.63%, 07/28/45	1,924	1,533,788
Polaris, Inc.
5.60%, 03/01/31	1,975	1,969,942
6.95%, 03/15/29	1,780	1,859,842
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	595	586,469
4.75%, 05/15/33	3,885	3,781,178
5.25%, 02/27/38	6,105	5,912,332
5.38%, 01/15/36	6,180	6,144,325
7.50%, 10/15/27	120	124,631
		28,510,892
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 12/01/29	2,236	2,145,523
3.70%, 01/15/31	2,330	2,196,206
5.85%, 08/01/34	2,170	2,197,722
Hyatt Hotels Corp.
4.38%, 09/15/28	2,810	2,795,179
5.05%, 03/30/28	2,060	2,077,045
5.25%, 06/30/29	2,010	2,042,116
5.38%, 12/15/31	2,590	2,638,968
5.40%, 12/15/35	1,385	1,372,709
5.50%, 06/30/34	1,410	1,432,980
5.75%, 04/23/30	2,322	2,386,885
5.75%, 03/30/32	1,460	1,508,552
Las Vegas Sands Corp.
3.90%, 08/08/29	4,170	4,031,708
5.30%, 05/15/31	1,625	1,625,200
5.63%, 06/15/28	3,730	3,782,893
5.65%, 05/18/33	1,855	1,866,528
5.90%, 06/01/27	3,380	3,420,764
6.00%, 08/15/29	2,755	2,831,824
6.00%, 06/14/30	2,890	2,981,311
6.20%, 08/15/34	1,530	1,579,720
Marriott International, Inc., 5.50%, 04/15/37	7,315	7,390,321
Marriott International, Inc./MD
4.20%, 07/15/27	1,160	1,158,940
4.50%, 10/15/31	3,770	3,728,952
4.50%, 05/01/33	1,650	1,598,845
4.80%, 03/15/30	3,000	3,020,569
4.88%, 05/15/29	1,575	1,590,039
4.90%, 04/15/29	3,900	3,940,073
5.00%, 10/15/27	4,120	4,159,959
5.10%, 04/15/32	2,680	2,723,051
5.10%, 05/01/38	3,020	2,916,367
5.25%, 10/15/35	2,610	2,615,686
Security	Par (000)	Value
Lodging (continued)
5.30%, 05/15/34	$3,475	$3,520,034
5.35%, 03/15/35	3,130	3,169,768
5.55%, 10/15/28	2,975	3,045,891
Series AA, 4.65%, 12/01/28	1,924	1,928,787
Series FF, 4.63%, 06/15/30	5,182	5,170,383
Series GG, 3.50%, 10/15/32	4,119	3,797,781
Series HH, 2.85%, 04/15/31	3,051	2,800,746
Series II, 2.75%, 10/15/33(c)	4,585	3,992,888
Series X, 4.00%, 04/15/28	2,084	2,071,298
Sands China Ltd.
2.85%, 03/08/29	3,050	2,899,041
3.25%, 08/08/31	2,890	2,654,418
4.38%, 06/18/30(c)	3,435	3,356,189
5.40%, 08/08/28	5,060	5,120,097
		123,283,956
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	2,925	3,006,696
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,086	2,973,616
3.60%, 08/12/27	4,545	4,520,823
3.70%, 01/10/28	1,700	1,690,827
3.75%, 02/23/29	3,155	3,111,825
3.95%, 11/14/28	3,465	3,442,056
4.15%, 01/08/31(c)	1,740	1,715,272
4.38%, 08/16/29	2,395	2,396,758
4.40%, 10/15/27	2,345	2,354,531
4.40%, 03/03/28	1,980	1,986,821
4.60%, 11/15/27	3,320	3,342,619
4.70%, 11/15/29	3,995	4,036,347
4.80%, 01/08/30	1,690	1,722,820
4.85%, 02/27/29	2,945	2,986,455
Series K, 4.10%, 08/15/28	3,180	3,175,884
Series L, 4.20%, 05/15/28	3,585	3,585,668
Series L, 4.30%, 05/15/29	3,585	3,586,461
Series L, 4.50%, 05/15/31	2,620	2,615,051
Caterpillar, Inc.
1.90%, 03/12/31(c)	2,075	1,849,767
2.60%, 09/19/29	3,371	3,191,367
2.60%, 04/09/30	4,750	4,456,120
3.25%, 09/19/49	4,719	3,320,186
3.25%, 04/09/50	4,667	3,274,415
3.80%, 08/15/42	7,513	6,247,848
4.30%, 05/15/44	2,517	2,177,949
4.75%, 05/15/64	1,528	1,336,886
5.20%, 05/15/35	6,830	6,976,640
5.20%, 05/27/41	3,716	3,717,216
5.30%, 09/15/35	1,645	1,713,924
5.50%, 05/15/55(c)	1,680	1,704,420
6.05%, 08/15/36(c)	2,718	2,967,910
CNH Industrial Capital LLC
4.38%, 03/07/31	1,760	1,725,597
4.50%, 10/08/27	1,640	1,640,460
4.50%, 10/16/30	2,325	2,295,952
4.55%, 04/10/28	3,225	3,222,056
4.75%, 03/21/28	2,085	2,091,698
5.10%, 04/20/29	2,790	2,821,725
5.50%, 01/12/29	2,280	2,327,453
CNH Industrial NV, 3.85%, 11/15/27	3,550	3,519,263
Deere & Co.
2.88%, 09/07/49	4,180	2,750,792
3.10%, 04/15/30	3,506	3,341,669

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.75%, 04/15/50	$5,921	$4,543,458
3.90%, 06/09/42	5,489	4,655,156
5.38%, 10/16/29	2,960	3,062,761
5.45%, 01/16/35	5,120	5,312,786
5.70%, 01/19/55	835	856,893
7.13%, 03/03/31	2,525	2,797,293
Deere Funding Canada Corp., 4.15%, 10/09/30	1,525	1,500,940
Dover Corp.
2.95%, 11/04/29	2,820	2,678,598
5.38%, 10/15/35	1,122	1,165,200
5.38%, 03/01/41	2,160	2,151,317
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,468,517
Flowserve Corp.
2.80%, 01/15/32	2,480	2,200,782
3.50%, 10/01/30	3,103	2,929,326
5.70%, 05/15/36	1,725	1,738,262
GE Vernova, Inc.
4.25%, 02/04/31	2,170	2,139,808
4.88%, 02/04/36	3,125	3,079,333
5.50%, 02/04/56	1,420	1,375,916
IDEX Corp.
2.63%, 06/15/31	2,540	2,300,146
3.00%, 05/01/30	3,079	2,890,961
4.95%, 09/01/29	1,690	1,703,700
Ingersoll Rand, Inc.
5.18%, 06/15/29	2,280	2,325,456
5.20%, 06/15/27	3,330	3,356,677
5.31%, 06/15/31	1,400	1,432,539
5.40%, 08/14/28	1,105	1,125,716
5.45%, 06/15/34	3,195	3,259,661
5.70%, 08/14/33	4,370	4,536,218
5.70%, 06/15/54	2,520	2,490,493
John Deere Capital Corp.
1.45%, 01/15/31	2,845	2,484,891
1.50%, 03/06/28	2,497	2,384,575
2.00%, 06/17/31	2,814	2,497,506
2.45%, 01/09/30	3,121	2,920,553
2.80%, 09/08/27	3,282	3,230,864
2.80%, 07/18/29	3,401	3,249,234
3.05%, 01/06/28	2,775	2,727,400
3.35%, 04/18/29	3,480	3,394,206
3.45%, 03/07/29	3,649	3,574,338
3.90%, 06/07/32	2,520	2,435,339
4.15%, 09/15/27	4,285	4,289,719
4.20%, 07/15/27	3,910	3,916,610
4.35%, 09/15/32	3,270	3,227,604
4.38%, 10/15/30	2,150	2,140,122
4.40%, 09/08/31	4,305	4,277,994
4.50%, 01/16/29	4,000	4,023,940
4.65%, 01/07/28	3,070	3,091,108
4.70%, 06/10/30	4,210	4,248,737
4.75%, 01/20/28	2,495	2,520,095
4.85%, 06/11/29	3,505	3,558,167
4.85%, 10/11/29	2,510	2,561,807
4.90%, 06/11/27	3,445	3,476,081
4.90%, 03/03/28	2,270	2,295,886
4.90%, 03/07/31	3,890	3,949,671
4.95%, 07/14/28	4,345	4,417,923
5.10%, 04/11/34	4,640	4,710,391
5.15%, 09/08/33	3,915	4,015,229
Security	Par (000)	Value
Machinery (continued)
Series 1, 5.05%, 06/12/34	$4,015	$4,059,291
Series I, 3.90%, 03/09/29	2,510	2,483,317
Series I, 4.13%, 01/18/29	2,310	2,300,851
Series I, 4.20%, 03/10/31	1,465	1,445,880
Series I, 4.25%, 06/05/28	3,410	3,414,172
Series I, 4.38%, 04/15/31	2,175	2,159,523
Series I, 4.55%, 06/05/30	3,255	3,267,000
Nordson Corp.
4.50%, 12/15/29	2,250	2,240,283
5.60%, 09/15/28	2,420	2,468,360
5.80%, 09/15/33	1,745	1,816,379
Oshkosh Corp.
3.10%, 03/01/30	2,121	1,995,698
4.60%, 05/15/28	2,358	2,357,811
Otis Worldwide Corp.
2.57%, 02/15/30	7,846	7,297,435
3.11%, 02/15/40	3,983	3,063,067
3.36%, 02/15/50	4,456	3,082,153
4.49%, 05/07/29	1,665	1,664,970
5.13%, 11/19/31	640	651,899
5.13%, 09/04/35	2,080	2,082,764
5.25%, 08/16/28	3,645	3,709,176
Regal Rexnord Corp.
6.05%, 04/15/28	5,910	6,046,752
6.30%, 02/15/30	5,305	5,534,054
6.40%, 04/15/33	5,485	5,810,730
Rockwell Automation, Inc.
1.75%, 08/15/31	2,400	2,083,356
2.80%, 08/15/61	2,218	1,257,284
3.50%, 03/01/29	2,903	2,840,576
4.20%, 03/01/49	2,253	1,834,159
Vertiv Holdings Co.
4.85%, 03/15/36	1,150	1,120,155
5.65%, 03/15/46	1,310	1,276,024
5.80%, 03/15/56	930	917,108
5.95%, 03/15/66	1,410	1,389,704
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	6,280	6,292,507
4.90%, 05/29/30	2,630	2,653,347
5.50%, 05/29/35	3,380	3,456,097
5.61%, 03/11/34	1,295	1,335,418
Xylem, Inc./New York
1.95%, 01/30/28	3,647	3,507,824
2.25%, 01/30/31(c)	3,138	2,830,582
4.38%, 11/01/46	2,175	1,818,017
5.20%, 06/01/33	3,285	3,334,193
5.45%, 06/01/36	1,330	1,360,320
		389,877,982
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,711,874
2.88%, 10/15/27	4,623	4,538,783
3.05%, 04/15/30	3,570	3,381,072
3.13%, 09/19/46	2,157	1,482,391
3.25%, 08/26/49	4,903	3,369,503
3.38%, 03/01/29	4,128	4,013,370
3.63%, 09/14/28	3,200	3,158,528
3.63%, 10/15/47	2,166	1,601,660
3.70%, 04/15/50	3,177	2,346,620
3.88%, 06/15/44	1,855	1,486,321
4.00%, 09/14/48	4,755	3,740,092

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.80%, 03/15/30	$2,240	$2,259,707
5.15%, 03/15/35	2,190	2,214,038
5.70%, 03/15/37	2,802	2,919,740
Eaton Corp.
3.10%, 09/15/27	3,582	3,536,009
3.85%, 03/06/28	3,880	3,852,189
3.92%, 09/15/47	1,554	1,234,958
3.95%, 03/06/29	6,535	6,457,127
4.00%, 11/02/32	4,414	4,264,125
4.15%, 03/15/33	4,655	4,519,479
4.15%, 11/02/42	5,219	4,499,331
4.20%, 03/06/31	3,170	3,116,366
4.35%, 05/18/28	2,210	2,213,365
4.50%, 03/06/33	1,735	1,704,807
4.70%, 08/23/52	2,945	2,623,717
4.80%, 03/06/36	2,455	2,414,990
5.45%, 03/06/56	3,070	3,019,322
Illinois Tool Works, Inc.
3.90%, 09/01/42	4,457	3,733,626
4.88%, 09/15/41	4,115	3,910,311
Parker-Hannifin Corp.
3.25%, 06/14/29	4,398	4,249,015
4.00%, 06/14/49	2,961	2,353,210
4.10%, 03/01/47	3,346	2,726,471
4.20%, 11/21/34	2,265	2,169,187
4.25%, 09/15/27	5,890	5,886,809
4.45%, 11/21/44	3,012	2,635,296
4.50%, 09/15/29	4,738	4,748,070
6.25%, 05/15/38	1,546	1,692,917
Pentair Finance SARL
4.50%, 07/01/29	2,853	2,836,804
5.90%, 07/15/32	1,440	1,496,562
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,305	1,253,894
2.75%, 04/01/31	3,255	2,981,336
Textron, Inc.
2.45%, 03/15/31	2,758	2,489,421
3.00%, 06/01/30	3,090	2,904,485
3.38%, 03/01/28	2,173	2,131,415
3.90%, 09/17/29	1,729	1,687,501
4.95%, 03/15/36	1,160	1,129,568
5.50%, 05/15/35	2,320	2,361,577
6.10%, 11/15/33	2,090	2,217,124
		142,274,083
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,331	5,909,686
2.30%, 02/01/32(c)	5,240	4,469,257
2.80%, 04/01/31	10,979	9,811,244
3.50%, 06/01/41	7,022	4,898,315
3.50%, 03/01/42	6,120	4,204,041
3.70%, 04/01/51	9,264	5,706,397
3.75%, 02/15/28	5,839	5,739,569
3.85%, 04/01/61	8,875	5,143,928
3.90%, 06/01/52	10,945	6,938,700
3.95%, 06/30/62	6,556	3,843,580
4.20%, 03/15/28	6,948	6,873,012
4.40%, 04/01/33	4,920	4,548,506
4.40%, 12/01/61	6,828	4,373,825
Security	Par (000)	Value
Media (continued)
4.80%, 03/01/50	$12,631	$9,371,707
5.05%, 03/30/29	4,488	4,487,190
5.13%, 07/01/49	5,700	4,386,537
5.25%, 04/01/53(c)	6,845	5,327,388
5.38%, 04/01/38	4,248	3,789,631
5.38%, 05/01/47	11,203	9,032,718
5.50%, 04/01/63	4,690	3,596,060
5.75%, 04/01/48	10,731	9,023,938
5.85%, 12/01/35	5,165	5,031,299
6.10%, 06/01/29	6,440	6,629,614
6.38%, 10/23/35	9,210	9,267,390
6.48%, 10/23/45	15,585	14,378,325
6.55%, 06/01/34	6,885	7,068,261
6.65%, 02/01/34	4,495	4,638,769
6.70%, 12/01/55(c)	3,495	3,312,221
6.83%, 10/23/55	2,468	2,321,411
Comcast Corp.
1.50%, 02/15/31	8,040	6,973,156
1.95%, 01/15/31	9,876	8,762,184
2.45%, 08/15/52	6,795	3,549,062
2.65%, 02/01/30	8,768	8,199,998
2.65%, 08/15/62	5,884	2,911,972
2.80%, 01/15/51	8,129	4,682,695
2.89%, 11/01/51(c)	22,345	13,053,781
2.94%, 11/01/56	25,250	14,158,631
2.99%, 11/01/63	17,303	9,276,094
3.15%, 02/15/28	840	824,705
3.20%, 07/15/36	4,970	4,180,457
3.25%, 11/01/39	5,242	4,048,791
3.40%, 04/01/30	8,470	8,144,231
3.40%, 07/15/46	5,892	4,062,341
3.45%, 02/01/50	8,320	5,507,358
3.55%, 05/01/28	280	276,138
3.75%, 04/01/40	7,520	6,109,443
3.90%, 03/01/38	5,934	5,105,942
3.97%, 11/01/47	8,952	6,640,371
4.00%, 08/15/47	3,657	2,722,915
4.00%, 03/01/48	4,661	3,447,731
4.00%, 11/01/49	8,678	6,330,120
4.05%, 11/01/52	4,759	3,426,493
4.15%, 10/15/28	990	987,111
4.20%, 08/15/34	5,110	4,805,698
4.25%, 10/15/30	6,974	6,886,768
4.25%, 01/15/33	8,141	7,839,145
4.40%, 08/15/35	4,159	3,926,298
4.55%, 01/15/29(c)	10	10,043
4.60%, 10/15/38	5,005	4,575,280
4.60%, 08/15/45	3,596	3,011,624
4.65%, 02/15/33	5,085	5,022,916
4.65%, 07/15/42	3,060	2,649,932
4.70%, 10/15/48	8,683	7,148,398
4.75%, 03/01/44	2,334	2,019,503
4.80%, 05/15/33	5,090	5,056,973
4.95%, 05/15/32(c)	3,570	3,588,928
4.95%, 10/15/58	5,019	4,111,297
5.10%, 06/01/29	770	785,232
5.17%, 01/15/37(b)	40,565	39,570,644
5.30%, 06/01/34	5,820	5,910,841
5.30%, 05/15/35(c)	4,255	4,330,619
5.35%, 05/15/53(c)	7,070	6,244,792
5.50%, 11/15/32	5,050	5,233,689

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 05/15/64	$6,420	$5,678,471
5.65%, 06/15/35	3,881	4,011,450
5.65%, 06/01/54	5,590	5,148,498
6.05%, 05/15/55(c)	4,720	4,657,778
6.45%, 03/15/37	3,060	3,321,505
6.50%, 11/15/35	3,262	3,565,799
6.55%, 07/01/39	1,105	1,196,354
6.95%, 08/15/37	2,345	2,630,848
7.05%, 03/15/33	3,897	4,366,002
FactSet Research Systems, Inc., 3.45%, 03/01/32(c)	2,615	2,370,627
Fox Corp.
3.50%, 04/08/30	5,173	4,970,855
4.71%, 01/25/29	10,767	10,799,940
5.48%, 01/25/39	7,016	6,896,279
5.58%, 01/25/49	7,048	6,640,817
6.50%, 10/13/33	6,850	7,371,422
NBCUniversal Media LLC
4.45%, 01/15/43	3,728	3,114,077
5.95%, 04/01/41	2,956	3,008,270
6.40%, 04/30/40	2,162	2,310,287
TCI Communications, Inc., 7.13%, 02/15/28	4,557	4,758,082
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,403	6,096,975
Time Warner Cable LLC
4.50%, 09/15/42	5,626	4,250,081
5.50%, 09/01/41	5,639	4,866,825
5.88%, 11/15/40	5,548	4,995,329
6.55%, 05/01/37	6,847	6,836,746
6.75%, 06/15/39	6,741	6,682,116
7.30%, 07/01/38	6,641	6,913,734
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	4,944	4,891,040
3.00%, 07/30/46	2,804	1,924,678
3.70%, 12/01/42	2,126	1,688,151
4.13%, 06/01/44	4,577	3,788,444
4.38%, 08/16/41	1,595	1,412,975
Series B, 7.00%, 03/01/32	3,622	4,049,505
Series E, 4.13%, 12/01/41	2,798	2,398,562
Walt Disney Co.(The)
2.00%, 09/01/29	11,327	10,525,947
2.20%, 01/13/28	5,887	5,722,308
2.65%, 01/13/31	11,173	10,355,162
2.75%, 09/01/49	8,050	5,028,249
3.50%, 05/13/40	8,512	6,986,616
3.60%, 01/13/51	9,510	6,959,763
3.75%, 03/14/29	7,245	7,144,484
3.80%, 03/22/30	7,159	7,013,060
3.80%, 05/13/60	6,127	4,429,588
4.00%, 03/14/31	7,135	7,000,394
4.63%, 03/14/36	4,845	4,714,299
4.63%, 03/23/40	3,371	3,154,689
4.70%, 03/23/50(c)	7,805	6,871,057
4.75%, 09/15/44	2,959	2,657,281
4.75%, 11/15/46	1,948	1,723,317
4.95%, 10/15/45	2,271	2,080,636
5.40%, 10/01/43	3,162	3,107,493
6.15%, 03/01/37	2,030	2,207,620
6.15%, 02/15/41	3,317	3,556,637
6.20%, 12/15/34	5,820	6,390,907
6.40%, 12/15/35(c)	5,190	5,755,221
Security	Par (000)	Value
Media (continued)
6.55%, 03/15/33	$2,864	$3,175,239
6.65%, 11/15/37	6,472	7,288,589
7.75%, 12/01/45	1,625	2,022,620
		703,716,557
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	2,895	2,391,164
4.38%, 06/15/45	1,923	1,646,492
Timken Co.(The)
4.13%, 04/01/32	1,805	1,710,673
4.50%, 12/15/28	2,820	2,815,808
Valmont Industries, Inc.
5.00%, 10/01/44	2,664	2,417,375
5.25%, 10/01/54	1,574	1,453,044
		12,434,556
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	3,543	3,389,352
6.50%, 04/15/40	40	41,884
Barrick Mining Corp.
5.25%, 04/01/42	1,295	1,269,727
6.45%, 10/15/35	1,593	1,746,099
Barrick North America Finance LLC
5.70%, 05/30/41	4,073	4,139,728
5.75%, 05/01/43	4,252	4,305,713
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	4,063	4,246,951
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,741	4,082,628
4.75%, 02/28/28	4,720	4,755,672
4.90%, 02/28/33	2,955	2,969,057
5.00%, 02/21/30	4,710	4,786,461
5.00%, 02/15/36	935	938,142
5.00%, 09/30/43	11,448	10,784,760
5.10%, 09/08/28	4,578	4,650,316
5.13%, 02/21/32	3,525	3,601,655
5.25%, 09/08/30	4,410	4,520,482
5.25%, 09/08/33	6,770	6,931,722
5.30%, 02/21/35	5,585	5,713,977
5.50%, 09/08/53(c)	3,250	3,196,873
5.75%, 09/05/55	2,510	2,548,648
Freeport-McMoRan, Inc.
4.13%, 03/01/28	2,862	2,842,168
4.25%, 03/01/30	2,611	2,568,815
4.38%, 08/01/28	3,071	3,053,464
4.63%, 08/01/30	3,306	3,295,110
5.00%, 09/01/27	2,838	2,838,548
5.25%, 09/01/29	2,755	2,780,183
5.40%, 11/14/34	3,226	3,284,597
5.45%, 03/15/43	8,095	7,853,764
Kinross Gold Corp., 6.25%, 07/15/33	1,010	1,077,196
Newmont Corp.
2.60%, 07/15/32	4,055	3,659,160
4.88%, 03/15/42	2,611	2,456,439
5.45%, 06/09/44	3,157	3,067,860
5.88%, 04/01/35	2,290	2,432,131
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,730	1,663,843
4.20%, 05/13/50	860	689,219
5.35%, 03/15/34	4,449	4,584,447

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	$2,063	$2,158,882
6.13%, 12/15/33	4,313	4,613,373
7.25%, 03/15/31	3,323	3,683,159
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	6,989	4,292,278
5.20%, 11/02/40	5,474	5,386,386
7.13%, 07/15/28	4,116	4,346,369
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,194	2,718,747
4.50%, 03/14/28	3,700	3,716,881
4.75%, 03/22/42	4,160	3,834,008
4.88%, 03/14/30	5,455	5,519,470
5.00%, 03/14/32	3,260	3,302,680
5.00%, 03/09/33	2,835	2,868,330
5.13%, 03/09/53	4,283	3,963,341
5.25%, 03/14/35	5,915	6,023,076
5.75%, 03/14/55	4,350	4,395,001
5.88%, 03/14/65	764	781,364
Southern Copper Corp.
5.25%, 11/08/42	8,417	8,005,257
5.88%, 04/23/45	4,428	4,458,163
6.75%, 04/16/40	5,386	5,958,471
7.50%, 07/27/35	4,463	5,172,810
Yamana Gold, Inc., 2.63%, 08/15/31	1,735	1,546,335
		213,511,172
Multi-National — 0.0%
International Bank for Reconstruction & Development, 1.55%, 03/19/30	190	170,599
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	3,754	3,581,600
3.28%, 12/01/28	3,170	3,039,124
3.57%, 12/01/31	5,385	4,921,327
4.25%, 04/01/28	3,502	3,458,011
5.10%, 03/01/30	720	717,769
5.55%, 08/22/34	1,520	1,503,485
		17,221,316
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	1,670	1,650,314
APA Corp.
4.25%, 01/15/30	2,530	2,494,700
5.10%, 09/01/40	1,790	1,649,245
5.35%, 07/01/49	1,680	1,476,631
6.00%, 01/15/37	300	305,928
6.10%, 02/15/35	1,420	1,475,288
6.75%, 02/15/55	3,030	3,183,226
BP Capital Markets America, Inc.
1.75%, 08/10/30	4,626	4,144,179
2.72%, 01/12/32	9,955	8,994,586
2.77%, 11/10/50	7,045	4,350,481
2.94%, 06/04/51	10,515	6,684,136
3.00%, 02/24/50	9,145	5,974,336
3.00%, 03/17/52	5,830	3,725,573
3.06%, 06/17/41	6,945	5,254,833
3.38%, 02/08/61	8,443	5,473,509
3.63%, 04/06/30	5,657	5,495,228
3.94%, 09/21/28	5,163	5,116,189
4.23%, 11/06/28	7,905	7,878,564
4.70%, 04/10/29	5,965	6,007,937
Security	Par (000)	Value
Oil & Gas (continued)
4.81%, 02/13/33	$6,565	$6,558,128
4.87%, 11/25/29	2,805	2,841,725
4.89%, 09/11/33	5,025	5,024,177
4.97%, 10/17/29	3,575	3,631,690
4.99%, 04/10/34	6,130	6,157,460
5.02%, 11/17/27	5,720	5,782,458
5.23%, 11/17/34	8,400	8,551,843
BP Capital Markets PLC
3.28%, 09/19/27	7,870	7,801,476
3.72%, 11/28/28	4,162	4,096,954
Burlington Resources LLC
5.95%, 10/15/36	1,440	1,538,156
7.20%, 08/15/31	1,570	1,744,903
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,830	2,657,745
3.85%, 06/01/27	6,346	6,320,980
4.95%, 06/01/47	4,738	4,222,011
5.00%, 12/15/29	1,580	1,603,150
5.40%, 12/15/34	1,000	1,014,416
5.85%, 02/01/35	2,075	2,162,593
6.25%, 03/15/38	5,113	5,431,951
6.45%, 06/30/33	2,295	2,487,415
6.50%, 02/15/37	2,474	2,673,802
6.75%, 02/01/39	2,270	2,489,298
7.20%, 01/15/32	1,995	2,217,530
Cenovus Energy, Inc.
2.65%, 01/15/32	2,236	1,996,401
3.75%, 02/15/52	4,410	3,179,575
4.65%, 03/20/31	2,790	2,766,930
5.25%, 06/15/37	2,815	2,739,595
5.40%, 03/20/36	2,220	2,217,599
5.40%, 06/15/47	3,194	2,954,130
6.75%, 11/15/39	1,990	2,196,541
Chevron Corp.
2.24%, 05/11/30	7,866	7,263,883
3.08%, 05/11/50	5,101	3,427,763
Chevron USA, Inc.
1.02%, 08/12/27	5,229	5,050,580
2.34%, 08/12/50	4,263	2,451,585
3.25%, 10/15/29	3,711	3,591,074
3.85%, 01/15/28	4,251	4,233,560
3.95%, 08/13/27	2,290	2,288,727
4.05%, 08/13/28	2,390	2,382,167
4.30%, 10/15/30(c)	5,385	5,379,664
4.48%, 02/26/28	3,570	3,589,009
4.50%, 10/15/32	4,845	4,844,950
4.69%, 04/15/30	2,950	2,978,096
4.82%, 04/15/32	3,330	3,377,125
4.85%, 10/15/35	4,010	4,010,418
4.98%, 04/15/35	3,185	3,217,929
5.25%, 11/15/43	2,015	2,004,805
6.00%, 03/01/41	1,695	1,830,312
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,191,154
3.30%, 09/30/49	1,315	998,953
4.25%, 05/09/43	3,599	3,270,626
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	447,562
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	2,697	2,698,399

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Petroleum North America ULC
5.88%, 03/10/35	$2,000	$2,176,354
6.40%, 05/15/37	3,000	3,436,472
7.88%, 03/15/32(c)	3,000	3,471,114
ConocoPhillips
4.88%, 10/01/47	2,250	1,996,172
5.90%, 05/15/38	1,092	1,156,878
ConocoPhillips Co.
3.76%, 03/15/42	4,775	3,883,087
3.80%, 03/15/52	5,495	4,043,896
4.03%, 03/15/62	8,157	5,964,187
4.30%, 11/15/44	3,840	3,240,590
4.70%, 01/15/30	6,875	6,923,794
4.85%, 01/15/32	3,415	3,449,555
5.00%, 01/15/35	5,575	5,582,261
5.05%, 09/15/33	4,185	4,246,674
5.30%, 05/15/53	5,175	4,834,607
5.50%, 01/15/55	4,395	4,221,135
5.55%, 03/15/54	4,005	3,880,438
5.65%, 01/15/65	3,245	3,135,158
5.70%, 09/15/63	3,345	3,254,718
5.90%, 10/15/32	2,416	2,586,483
5.95%, 03/15/46(c)	1,635	1,675,759
6.50%, 02/01/39	3,534	3,912,563
6.95%, 04/15/29	1,728	1,846,272
Continental Resources, Inc./OK
4.38%, 01/15/28	5,720	5,688,629
4.90%, 06/01/44	4,165	3,424,274
Coterra Energy, Inc.
4.38%, 03/15/29	2,865	2,851,480
5.40%, 02/15/35	3,080	3,118,244
5.60%, 03/15/34	2,245	2,317,093
5.90%, 02/15/55	2,920	2,873,676
Devon Energy Corp.
4.50%, 01/15/30	3,485	3,468,601
4.75%, 05/15/42	3,763	3,366,688
5.00%, 06/15/45	3,492	3,138,184
5.20%, 09/15/34(c)	5,175	5,209,265
5.25%, 10/15/27	4,205	4,205,655
5.60%, 07/15/41	5,777	5,710,722
5.75%, 09/15/54(c)	4,820	4,655,811
5.88%, 06/15/28	2,765	2,765,943
7.88%, 09/30/31	2,622	3,004,289
7.95%, 04/15/32	1,895	2,178,428
Diamondback Energy, Inc.
3.13%, 03/24/31	3,677	3,443,921
3.50%, 12/01/29	4,628	4,488,725
5.15%, 01/30/30	4,360	4,446,073
5.40%, 04/18/34	6,080	6,217,228
5.55%, 04/01/35	4,310	4,442,997
5.75%, 04/18/54(c)	6,610	6,496,872
5.90%, 04/18/64	4,580	4,538,466
6.25%, 03/15/33	4,735	5,082,146
6.25%, 03/15/53	3,045	3,163,287
Eni USA, Inc., 7.30%, 11/15/27	1,390	1,444,435
EOG Resources, Inc.
3.90%, 04/01/35	2,793	2,574,876
4.38%, 04/15/30	4,109	4,087,197
4.40%, 07/15/28	3,535	3,537,002
4.40%, 01/15/31	1,425	1,409,695
4.95%, 04/15/50	5,299	4,738,453
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 07/15/32	$4,805	$4,861,910
5.35%, 01/15/36	5,240	5,321,476
5.65%, 12/01/54(c)	3,225	3,171,560
5.95%, 07/15/55	3,785	3,873,234
EQT Corp.
3.90%, 10/01/27	2,211	2,196,173
4.75%, 01/15/31	4,020	3,996,402
5.00%, 01/15/29	2,530	2,549,975
5.70%, 04/01/28	2,700	2,754,886
5.75%, 02/01/34	2,790	2,881,662
7.00%, 02/01/30	3,130	3,337,218
7.50%, 06/01/30	580	627,772
Equinor ASA
2.38%, 05/22/30	6,552	6,057,248
3.13%, 04/06/30	5,646	5,390,491
3.25%, 11/18/49	3,909	2,717,966
3.63%, 09/10/28	4,391	4,339,702
3.63%, 04/06/40	2,099	1,755,296
3.70%, 04/06/50	3,905	2,937,483
3.95%, 05/15/43	3,552	2,939,525
4.25%, 06/02/28	2,225	2,227,573
4.25%, 11/23/41	2,330	2,031,606
4.50%, 09/03/30	825	824,840
4.75%, 11/14/35	1,650	1,620,875
4.80%, 11/08/43	3,025	2,790,232
5.10%, 08/17/40	3,102	3,039,166
5.13%, 06/03/35	2,825	2,872,210
7.25%, 09/23/27	540	561,537
Expand Energy Corp.
4.75%, 02/01/32	3,090	3,031,475
5.38%, 02/01/29	1,640	1,639,267
5.38%, 03/15/30	5,690	5,738,252
5.70%, 01/15/35	2,585	2,638,253
Exxon Mobil Corp.
2.44%, 08/16/29	8,141	7,711,103
2.61%, 10/15/30	8,290	7,725,311
3.00%, 08/16/39	6,430	5,110,352
3.10%, 08/16/49	7,446	5,050,382
3.45%, 04/15/51	12,513	8,971,431
3.48%, 03/19/30	6,944	6,737,252
3.57%, 03/06/45	4,517	3,509,752
4.11%, 03/01/46	12,001	10,003,588
4.23%, 03/19/40	7,651	6,928,230
4.33%, 03/19/50	11,510	9,632,399
Helmerich & Payne, Inc.
2.90%, 09/29/31	2,515	2,265,204
4.65%, 12/01/27	1,240	1,241,019
4.85%, 12/01/29(c)	1,280	1,281,551
5.50%, 12/01/34	1,450	1,433,804
Hess Corp.
5.60%, 02/15/41	6,068	6,201,398
5.80%, 04/01/47	3,009	3,068,500
6.00%, 01/15/40	4,048	4,281,441
7.13%, 03/15/33	2,842	3,222,652
7.30%, 08/15/31	2,969	3,330,752
7.88%, 10/01/29	3,007	3,326,020
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,904,421
5.00%, 02/01/28	2,975	2,967,058
5.50%, 09/01/32	1,375	1,387,781
5.75%, 01/15/31	5,185	5,309,594

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 01/15/35	$1,575	$1,638,951
Marathon Petroleum Corp.
3.80%, 04/01/28	3,523	3,479,139
4.50%, 04/01/48	2,452	1,978,828
4.75%, 09/15/44	4,291	3,739,159
5.00%, 09/15/54(c)	2,048	1,748,807
5.15%, 03/01/30	3,545	3,605,184
5.70%, 03/01/35	2,915	3,003,108
6.50%, 03/01/41	5,346	5,747,526
Occidental Petroleum Corp.
4.20%, 03/15/48	1,690	1,327,752
4.40%, 04/15/46	2,440	2,012,680
5.38%, 01/01/32	4,425	4,549,599
5.55%, 10/01/34	5,420	5,589,748
6.05%, 10/01/54	4,557	4,608,248
6.20%, 03/15/40	3,770	3,958,133
6.45%, 09/15/36	8,110	8,813,592
6.60%, 03/15/46	5,035	5,393,441
6.63%, 09/01/30	5,681	6,057,693
7.50%, 05/01/31	3,735	4,162,463
7.88%, 09/15/31	2,392	2,719,540
7.95%, 06/15/39	1,570	1,882,833
8.88%, 07/15/30	4,690	5,330,531
Ovintiv, Inc.
6.25%, 07/15/33	2,630	2,788,832
6.50%, 08/15/34	2,429	2,611,936
6.50%, 02/01/38	2,615	2,773,725
6.63%, 08/15/37	2,525	2,707,780
7.10%, 07/15/53(c)	2,775	3,078,884
7.20%, 11/01/31	1,750	1,925,618
7.38%, 11/01/31	2,325	2,581,864
8.13%, 09/15/30	1,430	1,601,334
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	930	924,841
5.15%, 11/15/29	1,770	1,780,358
6.05%, 05/15/36	710	712,954
7.15%, 10/01/33	1,805	1,958,087
Phillips 66
3.30%, 03/15/52	4,860	3,193,891
4.88%, 11/15/44	7,630	6,775,997
5.88%, 05/01/42	6,924	6,973,165
Phillips 66 Co.
2.15%, 12/15/30	4,595	4,127,103
3.15%, 12/15/29	3,321	3,162,809
3.75%, 03/01/28	3,186	3,146,942
3.90%, 03/15/28	4,096	4,058,659
4.65%, 11/15/34	5,075	4,930,339
4.68%, 02/15/45	2,405	2,059,180
4.90%, 10/01/46	3,102	2,715,921
4.95%, 12/01/27	4,345	4,379,770
4.95%, 03/15/35(c)	2,935	2,913,292
5.25%, 06/15/31	5,915	6,035,797
5.30%, 06/30/33	3,875	3,943,111
5.50%, 03/15/55	2,150	1,998,241
5.65%, 06/15/54(c)	2,290	2,165,734
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	2,525	2,508,490
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	3,505	3,519,108
Security	Par (000)	Value
Oil & Gas (continued)
Pioneer Natural Resources Co.
1.90%, 08/15/30	$5,755	$5,191,941
2.15%, 01/15/31	1,110	999,689
Shell Finance U.S., Inc.
2.38%, 11/07/29	7,766	7,275,211
2.75%, 04/06/30	5,163	4,857,329
3.00%, 11/26/51(b)	5,500	3,565,874
3.13%, 11/07/49(b)	6,068	4,077,849
3.25%, 04/06/50	7,978	5,531,728
3.75%, 09/12/46	5,256	4,060,343
3.88%, 11/13/28(b)	6,405	6,352,525
4.00%, 05/10/46	7,819	6,264,136
4.13%, 11/06/30	3,115	3,067,298
4.13%, 05/11/35	5,673	5,372,340
4.38%, 05/11/45	11,588	9,911,361
4.55%, 08/12/43	4,463	3,955,603
4.75%, 01/06/36	3,845	3,779,041
5.13%, 10/15/41(b)	630	604,647
5.50%, 03/25/40(b)	5,628	5,690,556
6.38%, 12/15/38(b)	11,026	12,109,237
Shell International Finance BV
2.38%, 11/07/29	1,010	945,524
2.75%, 04/06/30(c)	1,450	1,378,092
2.88%, 11/26/41	3,230	2,362,303
3.25%, 04/06/50(c)	350	239,484
3.63%, 08/21/42	2,938	2,327,148
3.88%, 11/13/28(c)	50	49,729
4.00%, 05/10/46	1,420	1,138,201
4.13%, 05/11/35(c)	1,340	1,317,377
4.38%, 05/11/45	1,400	1,191,917
6.38%, 12/15/38(c)	299	329,231
Suncor Energy, Inc.
3.75%, 03/04/51	4,223	3,041,596
4.00%, 11/15/47	4,282	3,280,763
5.95%, 12/01/34	2,290	2,403,315
6.50%, 06/15/38	420	449,922
6.80%, 05/15/38	2,846	3,136,470
6.85%, 06/01/39	4,516	5,024,356
7.15%, 02/01/32	2,402	2,660,320
TotalEnergies Capital International SA
2.83%, 01/10/30	6,679	6,323,120
2.99%, 06/29/41	5,243	3,927,648
3.13%, 05/29/50	11,971	8,051,311
3.39%, 06/29/60	4,095	2,671,935
3.46%, 02/19/29	6,179	6,053,062
3.46%, 07/12/49	6,465	4,629,236
TotalEnergies Capital SA
3.88%, 10/11/28	4,842	4,808,341
4.72%, 09/10/34	3,820	3,787,300
5.15%, 04/05/34	6,590	6,713,515
5.28%, 09/10/54	3,790	3,569,988
5.43%, 09/10/64	4,130	3,889,924
5.49%, 04/05/54	6,120	5,934,447
5.64%, 04/05/64	4,515	4,381,009
TotalEnergies Capital USA LLC
4.25%, 01/13/31	1,050	1,036,818
4.57%, 01/13/33	500	493,809
4.86%, 01/13/36	100	98,664
Valero Energy Corp.
2.15%, 09/15/27	3,740	3,642,298
2.80%, 12/01/31	2,465	2,227,099

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.65%, 12/01/51	$4,475	$3,118,647
4.00%, 04/01/29	2,285	2,249,063
4.00%, 06/01/52	2,405	1,771,540
4.35%, 06/01/28	3,446	3,438,900
4.90%, 03/15/45	3,201	2,824,463
5.15%, 02/15/30	2,400	2,442,736
5.15%, 03/10/36	2,190	2,168,460
6.63%, 06/15/37	7,170	7,906,298
7.50%, 04/15/32	3,188	3,625,862
Viper Energy Partners LLC
4.90%, 08/01/30	1,495	1,493,414
5.70%, 08/01/35	3,480	3,552,736
Woodside Finance Ltd.
4.90%, 05/19/28	545	548,226
5.10%, 09/12/34	4,810	4,765,770
5.40%, 05/19/30	1,250	1,274,652
5.70%, 05/19/32	730	755,305
5.70%, 09/12/54	4,590	4,394,594
6.00%, 05/19/35	1,820	1,901,469
		1,077,071,470
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,989	5,774,578
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	2,571	2,463,915
3.34%, 12/15/27	8,011	7,900,887
4.05%, 03/11/29	1,990	1,971,303
4.08%, 12/15/47	6,773	5,420,615
4.35%, 06/15/31	7,010	6,895,543
4.49%, 05/01/30	2,859	2,850,900
4.65%, 06/15/33	5,405	5,306,614
5.00%, 06/15/36	6,600	6,488,055
5.85%, 06/15/56	5,775	5,760,944
Halliburton Co.
2.92%, 03/01/30	3,863	3,635,489
4.50%, 11/15/41	2,605	2,267,873
4.75%, 08/01/43	4,275	3,810,231
4.85%, 11/15/35	4,475	4,356,300
5.00%, 11/15/45	8,851	8,026,707
6.70%, 09/15/38	3,831	4,254,716
7.45%, 09/15/39	4,561	5,362,437
NOV, Inc.
3.60%, 12/01/29	3,202	3,099,392
3.95%, 12/01/42	6,366	5,112,029
Schlumberger Investment SA
2.65%, 06/26/30	3,203	2,989,500
4.55%, 05/07/31	1,645	1,641,451
4.80%, 05/07/33(c)	1,655	1,652,444
5.15%, 05/07/36	1,855	1,855,583
		98,897,506
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	2,240	2,239,195
5.63%, 05/26/33	2,345	2,415,897
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,990	2,753,323
2.69%, 05/25/31	3,665	3,320,768
4.25%, 03/08/29	2,025	2,005,237
4.80%, 03/17/28	3,610	3,627,511
5.10%, 03/17/30	1,705	1,725,523
Security	Par (000)	Value
Packaging & Containers (continued)
5.13%, 03/12/36(c)	$2,085	$2,043,181
5.50%, 03/17/35(c)	2,475	2,514,895
Amcor Group Finance PLC, 5.45%, 05/23/29	2,700	2,765,201
AptarGroup, Inc.
3.60%, 03/15/32	1,400	1,298,635
4.75%, 03/30/31	2,510	2,489,812
Berry Global, Inc.
5.50%, 04/15/28	2,781	2,827,607
5.65%, 01/15/34	4,190	4,281,682
5.80%, 06/15/31	3,485	3,625,848
Packaging Corp. of America
3.00%, 12/15/29	2,764	2,623,674
3.05%, 10/01/51	2,725	1,749,526
3.40%, 12/15/27	3,634	3,582,240
4.05%, 12/15/49	2,917	2,246,986
5.20%, 08/15/35	1,170	1,168,646
5.70%, 12/01/33	2,261	2,347,244
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,830	1,860,950
5.44%, 04/03/34	5,635	5,720,029
5.78%, 04/03/54(c)	4,330	4,292,667
Smurfit Westrock Financing DAC
5.19%, 01/15/36	2,500	2,469,952
5.42%, 01/15/35	2,995	3,022,503
Sonoco Products Co.
2.85%, 02/01/32(c)	2,513	2,266,096
3.13%, 05/01/30	3,465	3,259,694
4.60%, 09/01/29	1,745	1,740,917
5.00%, 09/01/34(c)	1,910	1,874,399
5.75%, 11/01/40(c)	1,525	1,532,061
WestRock MWV LLC
7.95%, 02/15/31	1,618	1,823,587
8.20%, 01/15/30	3,126	3,482,002
WRKCo, Inc.
3.00%, 06/15/33	3,213	2,830,584
3.90%, 06/01/28	3,081	3,045,038
4.00%, 03/15/28	2,946	2,923,758
4.20%, 06/01/32	2,326	2,232,261
4.90%, 03/15/29	3,854	3,881,538
		101,910,667
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 11/21/29	26,054	25,022,105
3.78%, 03/03/28	5,335	5,292,519
4.05%, 11/21/39	18,826	16,596,579
4.13%, 03/15/31	3,495	3,429,512
4.25%, 11/14/28	4,101	4,100,095
4.25%, 11/21/49	24,908	20,363,301
4.30%, 05/14/36	4,925	4,658,847
4.40%, 03/15/33	6,150	6,027,623
4.40%, 11/06/42	11,267	9,926,188
4.45%, 05/14/46	8,628	7,411,555
4.50%, 05/14/35	11,656	11,255,408
4.55%, 03/15/35	7,830	7,618,442
4.63%, 10/01/42	3,578	3,231,673
4.65%, 03/15/28	5,485	5,523,233
4.70%, 05/14/45	11,423	10,203,432
4.75%, 03/15/36	4,250	4,168,538
4.75%, 03/15/45	4,634	4,167,930
4.80%, 03/15/29	14,920	15,086,190
4.85%, 06/15/44	5,183	4,752,966

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/15/30	$6,055	$6,140,641
4.88%, 11/14/48	8,550	7,687,380
4.95%, 03/15/31	8,555	8,702,951
5.05%, 03/15/34	13,450	13,636,965
5.20%, 03/15/35	4,945	5,027,399
5.35%, 03/15/44	4,020	3,927,669
5.40%, 03/15/54	12,410	11,919,209
5.50%, 03/15/64	3,795	3,653,030
5.55%, 03/15/56	2,560	2,516,230
5.60%, 03/15/55	3,400	3,360,113
5.65%, 03/15/66	5,190	5,104,612
Astrazeneca Finance LLC
1.75%, 05/28/28	6,179	5,896,896
2.25%, 05/28/31	4,437	3,992,325
4.00%, 03/02/31	2,200	2,153,410
4.30%, 03/02/33	2,250	2,192,316
4.60%, 03/02/36	2,500	2,433,523
4.85%, 02/26/29	6,130	6,212,854
4.88%, 03/03/28	5,950	6,019,564
4.88%, 03/03/33	2,129	2,159,741
4.90%, 03/03/30	3,540	3,597,806
4.90%, 02/26/31	4,835	4,911,674
5.00%, 02/26/34	6,145	6,222,752
AstraZeneca PLC
1.38%, 08/06/30	6,781	5,993,435
2.13%, 08/06/50(c)	3,054	1,694,062
3.00%, 05/28/51	1,775	1,184,985
3.13%, 06/12/27	5,516	5,470,922
4.00%, 01/17/29	4,970	4,937,859
4.00%, 09/18/42	5,114	4,340,099
4.38%, 11/16/45	4,474	3,896,692
4.38%, 08/17/48	3,887	3,339,969
6.45%, 09/15/37	12,767	14,253,311
Becton Dickinson & Co.
1.96%, 02/11/31	5,225	4,622,219
2.82%, 05/20/30	3,977	3,714,050
3.70%, 06/06/27	9,183	9,129,208
4.30%, 08/22/32	2,850	2,767,660
4.69%, 02/13/28	4,800	4,822,147
4.87%, 02/08/29	3,805	3,836,040
5.11%, 02/08/34	1,715	1,721,810
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,376	4,199,879
1.45%, 11/13/30	5,895	5,180,087
2.35%, 11/13/40	3,669	2,566,028
2.55%, 11/13/50	7,862	4,623,068
2.95%, 03/15/32	6,390	5,851,571
3.25%, 08/01/42	3,268	2,473,545
3.40%, 07/26/29	8,842	8,587,659
3.45%, 11/15/27	3,540	3,505,876
3.55%, 03/15/42	4,875	3,873,972
3.70%, 03/15/52	10,010	7,298,808
3.90%, 02/20/28	30	29,893
3.90%, 03/15/62	6,012	4,302,201
4.13%, 06/15/39	10,291	9,189,742
4.25%, 10/26/49	16,762	13,592,620
4.35%, 11/15/47	6,089	5,072,819
4.50%, 03/01/44	1,435	1,251,324
4.55%, 02/20/48	6,686	5,722,625
4.63%, 05/15/44	3,285	2,911,863
4.90%, 02/22/29	120	122,137
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 08/15/45(c)	$3,340	$3,098,150
5.10%, 02/22/31	5,555	5,680,197
5.20%, 02/22/34	10,970	11,227,911
5.50%, 02/22/44	2,230	2,209,755
5.55%, 02/22/54	10,325	10,054,202
5.65%, 02/22/64(c)	50	49,189
5.75%, 02/01/31	4,355	4,566,745
5.90%, 11/15/33	2,279	2,429,165
6.25%, 11/15/53	480	510,425
6.40%, 11/15/63	440	481,510
Cardinal Health, Inc.
3.41%, 06/15/27	3,935	3,898,584
4.37%, 06/15/47	2,694	2,208,347
4.50%, 09/15/30	1,905	1,888,407
4.50%, 11/15/44	1,705	1,435,362
4.60%, 03/15/43	1,835	1,589,348
4.90%, 09/15/45	2,352	2,082,346
5.00%, 11/15/29	3,160	3,197,297
5.13%, 02/15/29	4,205	4,267,077
5.15%, 09/15/35	3,155	3,139,667
5.35%, 11/15/34	2,400	2,426,797
5.45%, 02/15/34	2,345	2,395,245
5.75%, 11/15/54	2,525	2,484,026
Cencora, Inc.
2.70%, 03/15/31	5,850	5,341,516
2.80%, 05/15/30	3,027	2,825,071
3.45%, 12/15/27	5,586	5,509,583
3.95%, 02/13/29	2,040	2,009,962
4.25%, 11/15/30	880	863,982
4.25%, 03/01/45	2,660	2,204,250
4.30%, 12/15/47	2,675	2,204,086
4.60%, 02/13/33	1,310	1,284,868
4.63%, 12/15/27	1,360	1,365,376
4.85%, 12/15/29	2,945	2,968,998
4.90%, 02/13/36	3,260	3,179,965
5.13%, 02/15/34	1,355	1,359,721
5.15%, 02/15/35	2,200	2,202,261
5.65%, 02/13/56	1,810	1,771,059
CVS Health Corp.
1.30%, 08/21/27	11,801	11,369,225
1.75%, 08/21/30	6,035	5,343,369
1.88%, 02/28/31	6,565	5,767,095
2.13%, 09/15/31	4,570	3,990,460
2.70%, 08/21/40	510	359,183
3.25%, 08/15/29	7,943	7,622,667
3.75%, 04/01/30	5,928	5,740,061
4.13%, 04/01/40	3,281	2,787,940
4.25%, 04/01/50	2,038	1,579,542
4.30%, 03/25/28	16,760	16,706,852
4.78%, 03/25/38	22,550	21,046,164
4.88%, 07/20/35	3,034	2,940,395
5.00%, 01/30/29	5,120	5,176,756
5.00%, 09/15/32	2,765	2,775,226
5.05%, 03/25/48	35,919	31,524,489
5.13%, 02/21/30	6,225	6,311,773
5.13%, 07/20/45	14,859	13,343,055
5.25%, 01/30/31	3,660	3,729,093
5.25%, 02/21/33	7,531	7,651,313
5.30%, 06/01/33	5,771	5,848,601
5.30%, 12/05/43	3,532	3,275,108
5.40%, 06/01/29	4,735	4,840,373

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.45%, 09/15/35	$6,390	$6,466,481
5.55%, 06/01/31	4,855	5,003,958
5.63%, 02/21/53	5,560	5,198,787
5.70%, 06/01/34	5,420	5,599,829
5.88%, 06/01/53	5,252	5,078,566
6.00%, 06/01/44	3,525	3,539,519
6.00%, 06/01/63	3,395	3,295,144
6.05%, 06/01/54	4,495	4,471,116
6.13%, 09/15/39	2,753	2,851,878
6.20%, 09/15/55	5,705	5,791,145
6.25%, 06/01/27	1,500	1,528,458
6.25%, 09/15/65	2,330	2,340,886
Eli Lilly & Co.
2.25%, 05/15/50(c)	7,072	4,019,112
2.50%, 09/15/60	5,485	2,958,058
3.38%, 03/15/29	4,775	4,667,999
3.70%, 03/01/45	4,255	3,344,374
3.95%, 05/15/47	3,708	2,971,153
3.95%, 03/15/49	2,530	2,006,907
4.00%, 10/15/28	5,095	5,078,960
4.15%, 08/14/27	5,035	5,038,349
4.15%, 05/20/29	1,810	1,807,290
4.15%, 03/15/59	3,271	2,548,651
4.20%, 08/14/29	5,845	5,834,305
4.25%, 03/15/31	5,210	5,171,567
4.38%, 05/20/31	6,010	5,980,988
4.50%, 02/09/29	4,875	4,915,364
4.55%, 02/12/28	4,065	4,091,585
4.55%, 10/15/32	5,335	5,314,899
4.60%, 08/14/34	5,855	5,785,274
4.65%, 05/20/33	3,715	3,708,649
4.70%, 02/27/33	4,290	4,315,659
4.70%, 02/09/34	6,590	6,565,727
4.75%, 02/12/30	4,365	4,426,887
4.85%, 05/20/36	9,100	9,033,237
4.88%, 02/27/53	4,589	4,155,712
4.90%, 02/12/32	3,785	3,847,111
4.90%, 10/15/35	5,630	5,634,426
4.95%, 02/27/63	3,965	3,527,524
5.00%, 02/09/54	5,685	5,227,358
5.05%, 08/14/54	5,635	5,213,328
5.10%, 02/12/35	5,355	5,460,197
5.10%, 02/09/64	6,230	5,669,957
5.20%, 08/14/64	2,755	2,547,855
5.50%, 02/12/55	3,875	3,838,923
5.55%, 03/15/37	3,480	3,663,760
5.55%, 10/15/55(c)	2,820	2,816,056
5.60%, 05/20/56	5,295	5,310,634
5.60%, 02/12/65	4,110	4,025,531
5.65%, 10/15/65	3,065	3,050,554
5.70%, 05/20/66	2,135	2,141,700
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,503	6,333,047
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,618	9,563,932
4.20%, 03/18/43	2,864	2,473,459
4.50%, 04/15/30	2,480	2,487,426
4.88%, 04/15/35	2,000	1,988,777
5.38%, 04/15/34	3,146	3,258,244
6.38%, 05/15/38	13,073	14,441,753
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
0.95%, 09/01/27	$5,286	$5,091,636
1.30%, 09/01/30	7,543	6,692,645
2.10%, 09/01/40	4,976	3,482,119
2.25%, 09/01/50	1,801	1,041,826
2.45%, 09/01/60	5,683	3,089,321
2.90%, 01/15/28	9,141	8,985,278
3.40%, 01/15/38	4,935	4,286,032
3.50%, 01/15/48	3,285	2,491,363
3.55%, 03/01/36	4,826	4,396,078
3.63%, 03/03/37	6,966	6,247,744
3.70%, 03/01/46	9,249	7,390,788
3.75%, 03/03/47	5,466	4,354,023
4.38%, 12/05/33	3,918	3,904,742
4.50%, 09/01/40	3,077	2,908,653
4.50%, 12/05/43(c)	3,293	3,048,528
4.55%, 03/01/28	2,840	2,862,871
4.70%, 03/01/30	4,760	4,838,340
4.80%, 06/01/29	5,220	5,320,997
4.85%, 03/01/32	4,570	4,691,033
4.85%, 05/15/41	1,712	1,674,071
4.90%, 06/01/31	5,655	5,809,641
4.95%, 05/15/33	2,494	2,584,346
4.95%, 06/01/34(c)	3,715	3,826,691
5.00%, 03/01/35	5,070	5,209,441
5.25%, 06/01/54(c)	3,700	3,683,496
5.85%, 07/15/38	3,313	3,599,262
5.95%, 08/15/37	4,324	4,759,516
6.95%, 09/01/29	2,873	3,113,022
McKesson Corp.
3.95%, 02/16/28	3,002	2,982,430
4.25%, 09/15/29	2,630	2,613,143
4.65%, 05/30/30	3,600	3,609,678
4.90%, 07/15/28	2,991	3,028,876
4.95%, 05/30/32	3,540	3,582,626
5.10%, 07/15/33	2,520	2,560,943
5.25%, 05/30/35	3,125	3,182,574
Mead Johnson Nutrition Co., 4.60%, 06/01/44	2,918	2,536,471
Merck & Co., Inc.
1.45%, 06/24/30	5,859	5,214,413
1.70%, 06/10/27	8,715	8,517,915
1.90%, 12/10/28	5,334	5,041,014
2.15%, 12/10/31	9,565	8,456,033
2.35%, 06/24/40	4,691	3,338,237
2.45%, 06/24/50	5,605	3,271,824
2.75%, 12/10/51	9,420	5,760,018
2.90%, 12/10/61	7,686	4,444,011
3.40%, 03/07/29	8,631	8,430,031
3.60%, 09/15/42	3,110	2,479,580
3.70%, 02/10/45	9,159	7,174,838
3.85%, 09/15/27	4,850	4,837,389
3.85%, 03/15/29	2,370	2,345,279
3.90%, 03/07/39	4,675	4,120,247
4.00%, 03/07/49	6,693	5,295,557
4.05%, 05/17/28	2,920	2,914,673
4.15%, 09/15/30	3,495	3,462,913
4.15%, 03/15/31	3,750	3,688,801
4.15%, 05/18/43	5,872	4,980,557
4.30%, 05/22/28(c)	5,335	5,350,763
4.30%, 05/17/30	7,594	7,557,737
4.45%, 12/04/32	2,110	2,081,600

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/17/33	$4,790	$4,753,639
4.55%, 09/15/32	3,925	3,909,497
4.65%, 05/22/31	2,180	2,190,526
4.75%, 12/04/35	4,805	4,716,325
4.90%, 05/17/44	4,030	3,729,687
4.95%, 05/22/33	5,885	5,937,267
4.95%, 09/15/35	5,225	5,219,464
5.00%, 05/17/53	7,050	6,389,428
5.15%, 05/17/63	3,255	2,949,513
5.20%, 05/22/36	5,170	5,233,435
5.50%, 03/15/46	3,095	3,054,638
5.55%, 12/04/55	4,510	4,432,472
5.70%, 09/15/55	5,610	5,628,479
5.70%, 12/04/65	4,310	4,252,316
5.75%, 05/22/46	2,360	2,402,948
5.85%, 05/22/56	2,385	2,446,586
6.50%, 12/01/33	2,818	3,123,898
6.55%, 09/15/37	2,100	2,356,089
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,935	2,046,819
5.95%, 12/01/28	1,518	1,579,090
Mylan, Inc.
4.55%, 04/15/28	3,475	3,458,603
5.20%, 04/15/48	3,275	2,691,499
5.40%, 11/29/43	2,239	1,964,210
Novartis Capital Corp.
2.20%, 08/14/30	6,618	6,048,229
2.75%, 08/14/50	6,128	3,877,198
3.70%, 09/21/42	3,045	2,490,677
3.80%, 09/18/29	4,275	4,201,045
3.90%, 11/05/28	3,350	3,326,998
4.00%, 09/18/31	4,285	4,199,247
4.00%, 11/20/45	5,821	4,809,283
4.10%, 03/16/29	3,745	3,723,894
4.10%, 11/05/30	4,240	4,173,544
4.20%, 09/18/34	3,355	3,232,360
4.30%, 11/05/32	2,980	2,921,694
4.40%, 03/18/31	4,575	4,552,976
4.40%, 05/06/44	8,468	7,444,696
4.60%, 03/18/33	6,055	6,011,859
4.60%, 11/05/35	2,740	2,681,283
4.70%, 09/18/54	2,585	2,279,069
4.90%, 03/18/36	7,155	7,123,661
5.20%, 11/05/45	2,200	2,116,053
5.30%, 11/05/55	1,470	1,418,304
5.60%, 03/18/46	3,430	3,467,090
5.70%, 03/18/56	2,290	2,324,790
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	18,040	18,095,540
4.65%, 05/19/30	9,835	9,887,140
4.75%, 05/19/33	22,261	22,128,070
5.11%, 05/19/43	10,620	10,087,810
5.30%, 05/19/53	26,710	25,057,653
5.34%, 05/19/63	14,370	13,247,136
Pfizer, Inc.
1.70%, 05/28/30	6,476	5,827,350
1.75%, 08/18/31	5,220	4,564,560
2.55%, 05/28/40	5,015	3,648,905
2.63%, 04/01/30	6,813	6,379,610
2.70%, 05/28/50	5,780	3,577,452
3.45%, 03/15/29	7,618	7,451,201
Security	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 09/15/28	$4,248	$4,194,169
3.88%, 11/15/27	1,795	1,789,533
3.90%, 03/15/39	3,443	3,001,751
4.00%, 12/15/36	4,850	4,465,616
4.00%, 03/15/49	6,042	4,772,010
4.10%, 09/15/38	3,477	3,148,565
4.13%, 12/15/46	6,082	4,998,805
4.20%, 11/15/30	3,715	3,680,167
4.20%, 09/15/48	5,095	4,164,518
4.30%, 06/15/43	3,658	3,149,637
4.40%, 05/15/44	5,139	4,476,435
4.50%, 11/15/32	4,750	4,691,453
4.88%, 11/15/35	4,910	4,861,074
5.60%, 09/15/40	2,514	2,583,495
5.60%, 11/15/55(c)	2,505	2,480,275
5.70%, 11/15/65	2,450	2,402,950
7.20%, 03/15/39	10,968	12,823,505
Pharmacia LLC, 6.60%, 12/01/28	6,449	6,788,096
Sanofi SA
3.63%, 06/19/28	5,496	5,434,053
3.75%, 11/03/27	2,680	2,666,781
3.80%, 11/03/28	2,310	2,286,853
4.20%, 11/03/32	2,090	2,047,117
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	12,263	11,162,862
3.03%, 07/09/40	7,261	5,494,941
3.18%, 07/09/50	8,970	5,941,637
3.38%, 07/09/60	4,346	2,757,749
5.00%, 11/26/28	8,456	8,544,785
5.30%, 07/05/34	3,790	3,846,439
5.65%, 07/05/44	2,850	2,822,273
5.65%, 07/05/54	2,970	2,881,002
5.80%, 07/05/64	2,460	2,397,812
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	6,500	6,511,756
5.90%, 07/07/55	3,312	3,326,391
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,417	3,701,988
Viatris, Inc.
2.30%, 06/22/27	3,953	3,856,483
2.70%, 06/22/30	5,975	5,459,901
3.85%, 06/22/40	6,566	5,124,774
4.00%, 06/22/50	8,425	5,751,420
Wyeth LLC
5.95%, 04/01/37	9,128	9,706,017
6.00%, 02/15/36	2,404	2,564,466
6.50%, 02/01/34	3,484	3,835,319
Zoetis, Inc.
2.00%, 05/15/30	5,165	4,671,260
3.00%, 09/12/27	5,301	5,216,960
3.00%, 05/15/50	2,515	1,621,383
3.90%, 08/20/28	3,809	3,762,300
3.95%, 09/12/47	1,969	1,534,654
4.15%, 08/17/28	2,690	2,674,660
4.45%, 08/20/48	1,969	1,639,100
4.70%, 02/01/43	5,320	4,744,721
5.00%, 08/17/35	2,960	2,926,622
5.60%, 11/16/32	2,145	2,233,013
		1,752,658,621
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	2,222	2,079,883

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.60%, 09/01/32	$2,190	$2,028,228
4.45%, 07/15/27	1,997	1,994,059
4.80%, 05/03/29	2,821	2,829,480
5.38%, 02/15/36	1,855	1,846,622
5.63%, 08/01/34	2,325	2,386,397
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,740	2,315,166
3.70%, 11/15/29	5,645	5,481,477
5.13%, 06/30/27	4,807	4,827,680
Cheniere Energy Partners LP
3.25%, 01/31/32	6,687	6,138,095
4.00%, 03/01/31	6,459	6,227,057
4.50%, 10/01/29	7,380	7,341,658
5.35%, 11/30/36(b)	1,215	1,215,015
5.55%, 10/30/35	2,315	2,359,900
5.75%, 08/15/34	4,885	5,061,085
5.95%, 06/30/33	4,849	5,080,942
6.05%, 11/30/56(b)	720	727,548
Cheniere Energy, Inc.
4.63%, 10/15/28	5,242	5,235,585
5.20%, 07/30/36(b)	2,810	2,771,802
5.65%, 04/15/34	5,900	6,074,817
6.00%, 07/30/56(b)	1,300	1,298,095
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	3,182	3,149,502
DCP Midstream Operating LP
3.25%, 02/15/32	1,885	1,727,345
5.13%, 05/15/29	510	517,098
5.60%, 04/01/44	1,765	1,685,164
5.63%, 07/15/27	1,310	1,323,836
8.13%, 08/16/30	2,110	2,387,379
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	4,125	3,927,729
5.80%, 01/15/35	2,615	2,718,653
6.20%, 01/15/55	1,410	1,442,671
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	2,769	2,618,984
4.60%, 12/15/44	2,881	2,467,689
4.80%, 11/01/43	2,688	2,373,300
Enbridge Energy Partners LP
5.50%, 09/15/40	3,320	3,259,417
7.38%, 10/15/45	3,554	4,121,635
Series B, 7.50%, 04/15/38	2,210	2,567,370
Enbridge, Inc.
2.50%, 08/01/33	4,420	3,778,841
3.13%, 11/15/29	6,315	6,021,307
3.40%, 08/01/51	3,270	2,228,366
3.70%, 07/15/27	4,472	4,440,813
4.00%, 11/15/49	2,388	1,822,392
4.20%, 11/20/28	2,570	2,552,886
4.50%, 02/15/31	2,840	2,807,800
4.50%, 06/10/44	2,013	1,710,264
4.60%, 06/20/28	2,000	2,005,347
4.85%, 03/27/31	3,570	3,582,999
4.90%, 06/20/30	2,730	2,749,362
5.20%, 11/20/35	2,370	2,370,392
5.30%, 04/05/29	2,925	2,981,530
5.45%, 03/27/36	3,420	3,468,888
5.50%, 12/01/46	1,640	1,577,025
5.55%, 06/20/35	3,395	3,476,346
5.63%, 04/05/34	5,540	5,731,725
Security	Par (000)	Value
Pipelines (continued)
5.70%, 03/08/33	$10,005	$10,398,065
5.95%, 04/05/54	4,495	4,526,597
6.00%, 11/15/28	3,610	3,733,180
6.20%, 11/15/30	3,125	3,303,511
6.70%, 11/15/53	5,099	5,619,140
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	3,131	3,344,103
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	290	306,627
Energy Transfer LP
3.75%, 05/15/30	6,106	5,895,895
4.00%, 10/01/27	3,861	3,844,793
4.15%, 09/15/29	3,202	3,153,738
4.55%, 01/15/31	3,310	3,281,068
4.90%, 03/15/35	2,735	2,673,524
4.95%, 05/15/28	4,023	4,056,808
4.95%, 06/15/28	5,139	5,178,947
4.95%, 01/15/43	2,295	2,029,180
5.00%, 05/15/44	2,195	1,937,615
5.00%, 05/15/50	8,989	7,653,628
5.15%, 02/01/43	2,831	2,562,318
5.15%, 03/15/45	3,892	3,464,708
5.20%, 04/01/30	3,090	3,150,738
5.25%, 04/15/29	6,957	7,076,950
5.25%, 07/01/29	4,250	4,328,977
5.30%, 04/01/44	3,879	3,536,582
5.30%, 04/15/47	4,275	3,836,688
5.35%, 01/15/36	470	469,320
5.35%, 05/15/45	4,428	4,026,610
5.40%, 10/01/47	6,813	6,195,234
5.50%, 06/01/27	5,168	5,214,643
5.55%, 02/15/28	5,180	5,265,729
5.55%, 05/15/34	5,995	6,122,405
5.60%, 09/01/34	5,515	5,635,558
5.70%, 04/01/35	2,650	2,725,446
5.75%, 02/15/33	6,865	7,145,592
5.95%, 10/01/43	1,894	1,865,166
5.95%, 05/15/54	7,504	7,242,184
6.00%, 06/15/48	4,875	4,740,632
6.05%, 06/01/41	3,484	3,552,894
6.05%, 09/01/54	5,055	4,925,208
6.10%, 12/01/28	1,975	2,044,779
6.10%, 02/15/42	2,065	2,062,518
6.13%, 12/15/45	4,953	4,914,972
6.20%, 04/01/55	3,260	3,239,460
6.25%, 04/15/49	8,099	8,103,388
6.30%, 01/15/56	890	898,762
6.40%, 12/01/30	3,980	4,240,399
6.50%, 02/01/42	3,577	3,779,351
6.55%, 12/01/33	7,341	7,976,917
6.63%, 10/15/36	1,945	2,109,275
7.50%, 07/01/38	2,610	3,022,791
Series 20Y, 5.80%, 06/15/38	2,739	2,790,542
Enterprise Products Operating LLC
2.80%, 01/31/30	5,401	5,090,972
3.13%, 07/31/29	5,781	5,562,653
3.20%, 02/15/52	4,710	3,124,475
3.30%, 02/15/53	4,965	3,327,605
3.70%, 01/31/51	4,857	3,565,990
3.95%, 01/31/60	4,949	3,631,983
4.15%, 10/16/28	5,091	5,075,732
4.20%, 01/31/50	5,850	4,722,252
4.25%, 02/15/48	6,035	4,942,782

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.30%, 06/20/28	$4,170	$4,165,474
4.45%, 02/15/43	5,251	4,585,606
4.60%, 01/15/31	6,550	6,544,660
4.80%, 02/01/49	5,943	5,239,154
4.85%, 01/31/34	3,060	3,051,437
4.85%, 08/15/42	3,829	3,522,671
4.85%, 03/15/44	5,957	5,444,369
4.90%, 05/15/46	4,887	4,415,497
4.95%, 02/15/35	5,115	5,106,004
4.95%, 10/15/54	2,127	1,881,199
5.10%, 02/15/45	5,314	4,979,465
5.20%, 01/15/36	6,890	6,936,604
5.35%, 01/31/33	4,642	4,778,035
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	3,315	3,304,752
5.55%, 02/16/55(c)	3,655	3,541,699
5.70%, 02/15/42	2,377	2,410,263
5.95%, 02/01/41	3,564	3,729,562
6.13%, 10/15/39	3,152	3,362,266
6.45%, 09/01/40	2,820	3,092,721
7.55%, 04/15/38	2,169	2,573,245
Series D, 6.88%, 03/01/33	1,910	2,132,276
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	4,506	4,495,869
Series H, 6.65%, 10/15/34	1,900	2,104,764
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,122	1,863,277
5.00%, 08/15/42	2,935	2,670,406
5.00%, 03/01/43	3,120	2,835,022
5.40%, 09/01/44	2,590	2,446,851
5.50%, 03/01/44	3,440	3,291,756
5.63%, 09/01/41	2,032	2,003,495
5.80%, 03/15/35	2,786	2,900,382
6.38%, 03/01/41	3,036	3,215,285
6.50%, 02/01/37	2,011	2,179,700
6.50%, 09/01/39	2,822	3,046,503
6.55%, 09/15/40	2,168	2,328,549
6.95%, 01/15/38	5,570	6,259,409
7.30%, 08/15/33	2,805	3,183,345
7.40%, 03/15/31	1,271	1,411,797
7.50%, 11/15/40	1,714	2,004,141
7.75%, 03/15/32	1,666	1,904,893
Kinder Morgan, Inc.
2.00%, 02/15/31	3,400	3,017,258
3.25%, 08/01/50	2,807	1,863,434
3.60%, 02/15/51	4,120	2,904,629
4.30%, 03/01/28	7,111	7,109,538
4.80%, 02/01/33	3,536	3,507,778
5.00%, 02/01/29	5,980	6,057,312
5.05%, 02/15/46	3,533	3,192,615
5.10%, 08/01/29	3,070	3,117,498
5.15%, 06/01/30	1,785	1,822,969
5.20%, 06/01/33	5,175	5,266,336
5.20%, 03/01/48	3,283	3,000,312
5.30%, 12/01/34	3,795	3,841,752
5.40%, 02/01/34	4,740	4,852,390
5.45%, 08/01/52	3,505	3,290,623
5.55%, 06/01/45	7,330	7,074,671
5.85%, 06/01/35	1,220	1,279,747
5.95%, 08/01/54	3,325	3,338,496
7.75%, 01/15/32	4,789	5,478,690
Security	Par (000)	Value
Pipelines (continued)
7.80%, 08/01/31	$2,817	$3,205,583
MPLX LP
2.65%, 08/15/30	6,818	6,293,641
4.00%, 03/15/28	6,425	6,375,040
4.25%, 12/01/27	4,337	4,325,086
4.50%, 04/15/38	9,275	8,429,169
4.70%, 04/15/48	7,134	5,939,268
4.80%, 02/15/29	4,260	4,282,440
4.80%, 02/15/31	4,060	4,057,329
4.90%, 04/15/58	2,344	1,916,652
4.95%, 09/01/32	4,505	4,494,672
4.95%, 03/14/52	7,225	6,120,838
5.00%, 01/15/33	3,400	3,384,760
5.00%, 03/01/33	4,795	4,777,243
5.20%, 03/01/47	5,088	4,580,989
5.20%, 12/01/47	2,461	2,194,315
5.30%, 04/01/36	3,535	3,495,369
5.40%, 04/01/35	3,705	3,718,378
5.40%, 09/15/35	5,265	5,268,659
5.50%, 06/01/34	6,275	6,377,157
5.50%, 02/15/49	7,076	6,505,305
5.65%, 03/01/53	2,150	2,000,612
5.95%, 04/01/55	3,315	3,217,054
6.10%, 04/01/56	2,295	2,277,767
6.20%, 09/15/55	4,320	4,335,922
ONEOK Partners LP
6.13%, 02/01/41	3,141	3,210,573
6.20%, 09/15/43	2,312	2,351,283
6.65%, 10/01/36	3,063	3,333,248
6.85%, 10/15/37	3,075	3,371,151
ONEOK, Inc.
3.10%, 03/15/30	3,333	3,148,676
3.25%, 06/01/30	2,497	2,359,762
3.40%, 09/01/29	3,728	3,582,320
3.95%, 03/01/50	4,569	3,302,112
4.00%, 07/13/27	3,816	3,801,712
4.20%, 10/03/47	3,138	2,416,751
4.25%, 09/24/27	2,050	2,045,550
4.25%, 09/15/46	2,708	2,118,209
4.35%, 03/15/29	3,603	3,577,739
4.40%, 10/15/29	750	744,174
4.45%, 09/01/49	2,608	2,107,327
4.55%, 07/15/28	4,536	4,538,027
4.75%, 10/15/31	6,165	6,123,268
4.85%, 02/01/49	2,858	2,397,464
4.95%, 10/15/32	2,500	2,492,051
4.95%, 07/13/47	2,610	2,243,277
5.05%, 11/01/34	7,780	7,650,790
5.05%, 04/01/45	2,060	1,809,291
5.15%, 10/15/43	3,141	2,841,106
5.20%, 07/15/48	4,389	3,897,296
5.38%, 06/01/29	990	1,006,867
5.40%, 10/15/35	3,440	3,452,218
5.45%, 06/01/47	1,595	1,460,238
5.60%, 04/01/44	2,130	2,002,248
5.65%, 11/01/28	3,835	3,923,677
5.65%, 09/01/34	1,520	1,555,992
5.70%, 11/01/54	4,220	3,934,806
5.80%, 11/01/30	2,650	2,748,416
5.85%, 11/01/64	2,065	1,938,170
6.00%, 06/15/35	1,429	1,485,807

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 09/01/33	$7,415	$7,794,386
6.10%, 11/15/32	2,645	2,792,845
6.25%, 10/15/55	5,940	5,963,099
6.35%, 01/15/31	2,950	3,121,844
6.63%, 09/01/53	5,645	5,930,488
7.15%, 01/15/51	1,950	2,148,808
Plains All American Pipeline LP, 5.95%, 06/15/35	3,915	4,049,272
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	4,075,957
3.80%, 09/15/30	3,844	3,696,311
4.30%, 01/31/43	1,997	1,652,247
4.70%, 01/15/31	2,960	2,945,263
4.70%, 06/15/44(c)	3,595	3,114,348
4.90%, 02/15/45	3,306	2,931,139
5.15%, 06/01/42	2,499	2,296,076
5.60%, 01/15/36	2,830	2,853,047
5.70%, 09/15/34	3,560	3,650,676
6.65%, 01/15/37	4,037	4,385,773
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	8,219	8,185,905
4.50%, 05/15/30	5,327	5,294,397
5.90%, 09/15/37	1,830	1,909,082
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,170	3,181,436
5.03%, 10/01/29	1,800	1,809,857
5.58%, 10/01/34	5,275	5,268,790
6.18%, 10/01/54	3,290	3,168,375
Spectra Energy Partners LP
4.50%, 03/15/45	5,422	4,605,573
5.95%, 09/25/43	2,271	2,286,382
Targa Resources Corp.
4.20%, 02/01/33	4,185	3,981,513
4.35%, 01/15/29	2,345	2,335,157
4.35%, 04/15/31	1,340	1,312,752
4.90%, 09/15/30	3,475	3,496,890
4.95%, 04/15/52	4,100	3,524,077
5.20%, 07/01/27	5,055	5,095,542
5.40%, 07/30/36	3,280	3,282,248
5.50%, 02/15/35	2,815	2,859,987
5.55%, 08/15/35	4,390	4,454,736
5.65%, 02/15/36	3,685	3,765,546
6.05%, 05/15/56	1,085	1,077,459
6.13%, 03/15/33	3,260	3,449,788
6.13%, 05/15/55	3,835	3,849,791
6.15%, 03/01/29	3,525	3,665,549
6.25%, 07/01/52	2,612	2,654,557
6.50%, 03/30/34	4,560	4,945,722
6.50%, 02/15/53	4,595	4,832,354
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,655	5,382,832
4.88%, 02/01/31	5,145	5,142,083
5.00%, 01/15/28	4,300	4,300,719
5.50%, 03/01/30	5,690	5,760,119
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,030	2,141,167
7.63%, 04/01/37	830	971,996
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,532	1,693,177
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30	$3,285	$3,217,027
4.25%, 05/15/28	7,409	7,377,551
4.63%, 03/01/34	5,514	5,343,212
4.88%, 05/15/48	260	230,721
5.00%, 10/16/43	620	572,488
5.10%, 03/15/49	3,593	3,361,414
5.60%, 03/31/34	1,500	1,537,922
5.85%, 03/15/36	2,058	2,148,401
6.10%, 06/01/40	3,301	3,455,217
6.20%, 10/15/37	5,378	5,714,510
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	670	689,744
7.25%, 08/15/38	3,696	4,240,102
7.63%, 01/15/39	4,879	5,773,328
Series ., 6.38%, 10/17/56, (5-year CMT + 2.12%)(a)	110	111,020
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,409	3,236,646
3.95%, 05/15/50	2,650	2,020,499
4.00%, 03/15/28	2,459	2,438,951
4.45%, 08/01/42	1,913	1,663,116
4.60%, 03/15/48	2,915	2,470,089
5.10%, 03/15/36	2,760	2,740,357
5.40%, 08/15/41	2,067	1,999,757
5.75%, 03/15/56	1,350	1,331,120
Valero Energy Partners LP, 4.50%, 03/15/28	3,390	3,389,995
Western Midstream Operating LP
4.05%, 02/01/30	5,710	5,546,855
4.50%, 03/01/28	1,824	1,821,647
4.75%, 08/15/28	1,305	1,306,261
4.80%, 03/01/31	2,210	2,195,295
5.25%, 02/01/50	5,525	4,825,491
5.30%, 03/01/48	3,175	2,766,353
5.45%, 11/15/34	3,970	3,974,385
5.45%, 04/01/44	2,055	1,878,135
5.50%, 12/15/35	1,265	1,260,045
5.50%, 08/15/48	2,160	1,913,636
6.15%, 04/01/33	3,430	3,608,083
6.35%, 01/15/29	2,420	2,514,839
Williams Companies, Inc.(The)
2.60%, 03/15/31	7,112	6,449,347
3.50%, 11/15/30	4,134	3,931,575
3.50%, 10/15/51	3,345	2,313,783
3.75%, 06/15/27	7,659	7,621,447
4.63%, 06/30/30	3,170	3,167,814
4.65%, 08/15/32	4,975	4,918,681
4.80%, 11/15/29	1,705	1,717,762
4.85%, 03/01/48	4,231	3,671,951
4.90%, 03/15/29	5,030	5,075,414
4.90%, 01/15/45	2,486	2,201,938
5.10%, 09/15/45	5,168	4,734,993
5.15%, 03/15/34	6,565	6,577,071
5.15%, 03/15/36	5,450	5,382,410
5.30%, 08/15/28	4,520	4,600,718
5.30%, 09/30/35	3,600	3,605,182
5.30%, 08/15/52	3,515	3,213,449
5.40%, 03/04/44	2,536	2,398,984
5.60%, 03/15/35	3,305	3,384,040
5.65%, 03/15/33	5,390	5,575,035
5.75%, 06/24/44	3,201	3,159,637
5.80%, 11/15/43	1,980	1,959,185

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.80%, 11/15/54	$2,100	$2,051,691
5.95%, 03/15/56	4,670	4,645,002
6.00%, 03/15/55	2,050	2,053,132
6.30%, 04/15/40	6,044	6,420,515
8.75%, 03/15/32	1,575	1,873,320
Series A, 7.50%, 01/15/31	1,730	1,926,701
		1,211,057,666
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	1,510	1,471,986
Carlyle Group, Inc. (The), 5.05%, 09/19/35	2,685	2,589,450
KKR & Co., Inc., 5.10%, 08/07/35	3,135	3,053,084
		7,114,520
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	2,953	2,658,548
4.80%, 06/15/30	2,825	2,832,777
4.90%, 01/15/33	2,100	2,071,840
5.25%, 06/01/36	2,830	2,786,478
5.50%, 04/01/29	2,350	2,406,690
5.50%, 06/15/35	1,835	1,857,874
5.95%, 08/15/34	3,585	3,737,685
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,130	1,186,343
		19,538,235
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,580	2,455,240
2.60%, 06/15/33	1,811	1,543,465
2.90%, 10/01/30	1,974	1,834,684
4.80%, 10/01/32	795	787,351
5.60%, 06/15/35	1,410	1,450,886
5.63%, 06/15/34	840	863,709
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	4,700	3,825,086
2.00%, 05/18/32	3,971	3,341,015
2.75%, 12/15/29	2,077	1,937,180
2.95%, 03/15/34	3,620	3,072,187
3.38%, 08/15/31	3,415	3,149,923
3.55%, 03/15/52	2,150	1,476,205
3.95%, 01/15/28	2,947	2,918,986
4.00%, 02/01/50	2,697	1,999,248
4.50%, 07/30/29	1,821	1,803,436
4.70%, 07/01/30	2,042	2,027,155
4.75%, 04/15/35	1,910	1,814,080
4.85%, 04/15/49	1,663	1,411,200
4.90%, 12/15/30	3,395	3,398,582
5.15%, 04/15/53	2,295	2,017,600
5.25%, 03/15/36	3,415	3,350,146
5.25%, 05/15/36	1,300	1,269,909
5.50%, 10/01/35	2,370	2,366,380
5.63%, 05/15/54(c)	2,880	2,708,060
American Assets Trust LP
3.38%, 02/01/31	2,430	2,207,993
6.15%, 10/01/34	1,400	1,410,564
American Homes 4 Rent LP
2.38%, 07/15/31	1,600	1,414,478
3.38%, 07/15/51	2,285	1,521,644
3.63%, 04/15/32	1,065	990,093
4.25%, 02/15/28	3,050	3,032,318
4.30%, 04/15/52	1,170	909,194
4.90%, 02/15/29	2,136	2,148,549
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 06/15/30	$2,195	$2,202,593
5.25%, 03/15/35	915	910,542
5.50%, 02/01/34	3,015	3,060,155
5.50%, 07/15/34	2,220	2,244,969
American Tower Corp.
1.50%, 01/31/28	3,313	3,157,270
1.88%, 10/15/30	3,971	3,529,079
2.10%, 06/15/30	4,247	3,844,270
2.30%, 09/15/31	4,690	4,147,031
2.70%, 04/15/31	5,012	4,561,913
2.90%, 01/15/30	3,640	3,425,009
2.95%, 01/15/51	5,430	3,411,457
3.10%, 06/15/50	4,505	2,934,610
3.55%, 07/15/27	4,431	4,394,982
3.60%, 01/15/28	4,311	4,252,954
3.70%, 10/15/49	2,511	1,836,647
3.80%, 08/15/29	8,308	8,118,909
3.95%, 03/15/29	3,168	3,117,068
4.05%, 03/15/32	3,685	3,540,802
4.70%, 12/15/32	1,485	1,464,582
4.90%, 03/15/30	4,215	4,252,721
5.00%, 01/31/30	3,465	3,505,571
5.20%, 02/15/29	3,735	3,794,358
5.25%, 07/15/28	4,165	4,225,704
5.35%, 03/15/35	3,840	3,882,950
5.40%, 01/31/35	3,215	3,263,174
5.45%, 02/15/34	3,295	3,360,785
5.50%, 03/15/28	4,180	4,249,344
5.55%, 07/15/33	4,361	4,491,778
5.65%, 03/15/33	4,655	4,825,310
5.80%, 11/15/28	4,180	4,296,330
5.90%, 11/15/33	3,895	4,088,333
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,675	1,630,792
5.60%, 05/15/32	1,830	1,841,948
AvalonBay Communities, Inc.
1.90%, 12/01/28	2,745	2,583,299
2.05%, 01/15/32	3,195	2,794,506
2.30%, 03/01/30	3,908	3,606,654
2.45%, 01/15/31	3,339	3,040,575
3.20%, 01/15/28	2,723	2,674,817
3.30%, 06/01/29	2,048	1,979,502
3.90%, 10/15/46	1,325	1,037,323
4.15%, 07/01/47	1,110	895,373
4.35%, 12/01/30	1,465	1,449,811
4.35%, 04/15/48	2,515	2,083,042
5.00%, 02/15/33	1,430	1,444,294
5.00%, 08/01/35	1,025	1,020,949
5.30%, 12/07/33	2,205	2,267,399
5.35%, 06/01/34	1,075	1,100,739
Boston Properties LP
2.45%, 10/01/33	4,390	3,618,632
2.55%, 04/01/32	4,115	3,584,650
2.90%, 03/15/30	3,252	3,032,142
3.25%, 01/30/31	5,931	5,507,098
3.40%, 06/21/29	3,790	3,642,026
4.50%, 12/01/28	5,467	5,450,488
5.75%, 01/15/35	3,755	3,794,266
6.50%, 01/15/34	2,465	2,611,249
6.75%, 12/01/27	3,375	3,478,332

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/28	$1,518	$1,457,645
2.50%, 08/16/31	2,995	2,672,021
4.05%, 07/01/30	3,852	3,747,073
4.13%, 05/15/29	3,434	3,389,190
4.85%, 02/15/33	1,485	1,461,152
5.20%, 04/01/32	280	282,335
5.38%, 06/15/36	550	548,308
5.50%, 02/15/34	1,865	1,901,207
5.75%, 02/15/35	763	789,196
Broadstone Net Lease LLC
2.60%, 09/15/31	2,202	1,946,489
5.00%, 11/01/32	1,300	1,281,126
Camden Property Trust
2.80%, 05/15/30	3,890	3,638,262
3.15%, 07/01/29	3,207	3,077,464
3.35%, 11/01/49(c)	2,540	1,758,700
4.10%, 10/15/28	2,587	2,570,961
4.90%, 01/15/34	1,290	1,287,152
4.90%, 02/28/36	1,995	1,943,843
COPT Defense Properties LP
2.00%, 01/15/29	2,549	2,384,923
2.75%, 04/15/31	2,845	2,578,721
2.90%, 12/01/33	1,595	1,357,607
4.50%, 10/15/30	1,930	1,897,092
Cousins Properties LP
4.88%, 03/01/33	1,445	1,407,397
5.25%, 07/15/30	1,585	1,603,955
5.38%, 02/15/32	1,350	1,371,291
5.88%, 10/01/34	2,045	2,095,724
Crown Castle, Inc.
2.10%, 04/01/31	6,162	5,416,345
2.25%, 01/15/31	5,117	4,557,117
2.50%, 07/15/31	2,775	2,469,333
2.90%, 04/01/41	7,280	5,314,473
3.10%, 11/15/29	2,933	2,782,597
3.25%, 01/15/51	4,260	2,801,930
3.30%, 07/01/30	4,520	4,265,685
3.65%, 09/01/27	5,555	5,503,088
3.80%, 02/15/28	5,371	5,306,970
4.00%, 11/15/49	1,878	1,399,359
4.15%, 07/01/50	2,235	1,728,823
4.30%, 02/15/29	3,735	3,702,746
4.75%, 05/15/47	1,538	1,299,173
4.80%, 09/01/28	4,090	4,111,425
4.90%, 09/01/29	3,820	3,840,940
5.00%, 01/11/28	5,760	5,803,654
5.10%, 05/01/33	4,315	4,285,520
5.20%, 09/01/34	3,980	3,964,709
5.20%, 02/15/49	2,013	1,807,287
5.60%, 06/01/29	4,155	4,256,213
5.80%, 03/01/34	4,470	4,613,696
CubeSmart LP
2.00%, 02/15/31	2,215	1,953,173
2.25%, 12/15/28	2,552	2,412,372
2.50%, 02/15/32	2,435	2,142,698
3.00%, 02/15/30	1,950	1,834,331
4.38%, 02/15/29	1,956	1,944,092
5.13%, 11/01/35	840	831,485
Digital Realty Trust LP
3.60%, 07/01/29	4,904	4,762,242
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 08/15/27	$4,615	$4,575,805
4.45%, 07/15/28	3,305	3,300,824
5.55%, 01/15/28	4,857	4,936,768
DOC DR LLC
2.63%, 11/01/31	3,633	3,238,327
3.95%, 01/15/28	2,593	2,569,132
EPR Properties
3.60%, 11/15/31	75	68,608
3.75%, 08/15/29	1,900	1,831,970
4.50%, 06/01/27	1,500	1,498,953
4.75%, 11/15/30	1,325	1,298,243
4.95%, 04/15/28	1,000	1,001,602
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	4,050	3,978,094
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	4,050	4,011,572
4.70%, 03/15/33	4,975	4,865,458
5.50%, 06/15/34	2,700	2,754,948
Equinix, Inc.
1.55%, 03/15/28	2,798	2,659,873
1.80%, 07/15/27	3,523	3,423,703
2.00%, 05/15/28	2,968	2,833,735
2.15%, 07/15/30	3,950	3,563,633
2.50%, 05/15/31	4,095	3,675,913
2.95%, 09/15/51	2,510	1,576,541
3.00%, 07/15/50	2,829	1,809,324
3.20%, 11/18/29	7,617	7,272,394
3.40%, 02/15/52	2,460	1,668,200
3.90%, 04/15/32	4,695	4,450,916
ERP Operating LP
1.85%, 08/01/31	1,835	1,610,855
2.50%, 02/15/30	3,218	2,993,039
3.00%, 07/01/29	3,193	3,055,762
3.25%, 08/01/27	2,179	2,154,435
3.50%, 03/01/28	2,858	2,815,012
4.00%, 08/01/47	1,501	1,195,542
4.15%, 12/01/28	2,605	2,589,147
4.50%, 07/01/44	1,910	1,675,686
4.50%, 06/01/45	2,690	2,313,716
4.65%, 09/15/34	1,410	1,374,914
4.95%, 06/15/32	2,995	3,019,718
Essential Properties LP
2.95%, 07/15/31	2,297	2,075,674
5.40%, 12/01/35	1,390	1,376,230
Essex Portfolio LP
1.65%, 01/15/31	2,080	1,808,752
1.70%, 03/01/28	2,175	2,072,597
2.55%, 06/15/31	1,600	1,436,204
2.65%, 03/15/32	3,178	2,816,749
2.65%, 09/01/50	1,390	814,164
3.00%, 01/15/30	2,930	2,765,064
4.00%, 03/01/29	3,286	3,236,864
4.50%, 03/15/48	2,155	1,767,997
4.88%, 02/15/36	1,470	1,418,128
5.38%, 04/01/35	1,005	1,018,981
5.50%, 04/01/34	2,030	2,070,517
Extra Space Storage LP
2.20%, 10/15/30	2,726	2,445,817
2.35%, 03/15/32	2,290	1,987,058
2.40%, 10/15/31	3,400	2,991,346
2.55%, 06/01/31	3,925	3,521,804

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.88%, 12/15/27	$3,701	$3,671,430
3.90%, 04/01/29	1,310	1,285,695
4.00%, 06/15/29	2,753	2,703,623
4.95%, 01/15/33	805	798,295
5.35%, 01/15/35	1,300	1,307,222
5.40%, 02/01/34	2,900	2,930,582
5.40%, 06/15/35	2,230	2,248,142
5.50%, 07/01/30	4,020	4,122,856
5.70%, 04/01/28	2,955	3,013,486
5.90%, 01/15/31	1,360	1,415,444
Federal Realty OP LP
3.20%, 06/15/29	2,523	2,419,404
3.25%, 07/15/27	2,719	2,683,591
3.50%, 06/01/30	1,271	1,212,062
4.50%, 12/01/44	2,266	1,947,966
5.38%, 05/01/28	1,995	2,024,530
First Industrial LP, 5.25%, 01/15/31	1,580	1,598,734
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	3,660	3,283,665
4.00%, 01/15/30	3,403	3,275,763
4.00%, 01/15/31	3,312	3,133,377
5.25%, 02/15/33	2,655	2,609,392
5.30%, 01/15/29	4,145	4,173,021
5.63%, 09/15/34	4,020	4,006,585
5.63%, 03/01/36	1,905	1,872,053
5.75%, 06/01/28	2,699	2,737,029
5.75%, 11/01/37	2,315	2,280,590
6.25%, 09/15/54(c)	2,905	2,886,495
6.75%, 12/01/33	2,160	2,298,846
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,903	2,540,777
3.10%, 02/15/30	2,620	2,466,604
3.75%, 07/01/27	2,943	2,920,266
Healthpeak OP LLC
2.13%, 12/01/28	3,235	3,053,981
2.88%, 01/15/31	2,523	2,319,193
3.00%, 01/15/30	4,349	4,100,102
3.50%, 07/15/29	2,986	2,884,540
4.75%, 01/15/33	1,240	1,215,701
5.25%, 12/15/32	3,385	3,417,765
5.38%, 02/15/35	960	966,834
6.75%, 02/01/41	2,000	2,180,959
Highwoods Realty LP
2.60%, 02/01/31	841	749,830
3.05%, 02/15/30	1,802	1,673,987
4.13%, 03/15/28	1,608	1,587,232
4.20%, 04/15/29	1,610	1,577,428
5.35%, 01/15/33	650	646,405
7.65%, 02/01/34	535	598,162
Host Hotels & Resorts LP
4.25%, 12/15/28	1,210	1,199,121
5.50%, 04/15/35	2,785	2,787,747
5.70%, 06/15/32	1,600	1,640,724
5.70%, 07/01/34	2,615	2,667,487
Series H, 3.38%, 12/15/29	3,629	3,451,803
Series I, 3.50%, 09/15/30	2,890	2,724,672
Series J, 2.90%, 12/15/31	2,355	2,102,932
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,363	2,895,919
2.30%, 11/15/28	3,160	2,994,034
2.70%, 01/15/34	1,885	1,580,576
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 04/15/32	$2,660	$2,529,632
4.88%, 02/01/35	1,295	1,256,599
4.95%, 01/15/33	1,965	1,936,411
5.45%, 08/15/30	2,595	2,640,012
5.50%, 08/15/33	1,840	1,867,807
Kilroy Realty LP
2.50%, 11/15/32	2,228	1,846,584
2.65%, 11/15/33	3,715	2,987,735
3.05%, 02/15/30	2,539	2,337,434
4.25%, 08/15/29	2,228	2,159,447
4.75%, 12/15/28	2,804	2,778,366
5.88%, 10/15/35	370	362,686
6.25%, 01/15/36	1,290	1,294,686
Kimco Realty OP LLC
1.90%, 03/01/28	2,113	2,028,573
2.25%, 12/01/31	1,376	1,216,322
2.70%, 10/01/30	2,095	1,948,223
3.20%, 04/01/32	586	540,923
3.70%, 10/01/49	1,377	1,013,509
4.13%, 12/01/46	1,671	1,351,952
4.25%, 04/01/45	2,017	1,683,481
4.45%, 09/01/47	2,525	2,112,460
4.60%, 02/01/33	3,185	3,143,456
4.85%, 03/01/35	1,550	1,523,218
5.30%, 02/01/36	1,965	1,989,316
6.40%, 03/01/34	2,712	2,949,392
Kite Realty Group LP
4.95%, 12/15/31	1,370	1,366,126
5.20%, 08/15/32	650	654,374
5.50%, 03/01/34	350	355,051
Kite Realty Group Trust, 4.75%, 09/15/30	2,425	2,427,506
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	540	546,480
Lineage OP LP, 5.25%, 07/15/30	605	607,225
LXP Industrial Trust
2.38%, 10/01/31	715	622,011
2.70%, 09/15/30	1,118	1,018,839
Mid-America Apartments LP
1.70%, 02/15/31	2,996	2,626,110
2.75%, 03/15/30	1,770	1,660,140
2.88%, 09/15/51	1,670	1,048,562
3.60%, 06/01/27	3,730	3,707,846
3.95%, 03/15/29	3,575	3,525,413
4.20%, 06/15/28	2,163	2,154,603
4.65%, 01/15/33	1,750	1,724,554
4.95%, 03/01/35	670	661,305
5.00%, 03/15/34	1,130	1,125,964
5.30%, 02/15/32	1,815	1,865,743
National Health Investors, Inc.
3.00%, 02/01/31	2,328	2,108,674
5.35%, 02/01/33	980	971,986
NNN REIT, Inc.
2.50%, 04/15/30	2,577	2,379,117
3.00%, 04/15/52	2,148	1,338,557
3.10%, 04/15/50	1,712	1,099,558
3.50%, 10/15/27	2,540	2,509,144
3.50%, 04/15/51	2,297	1,604,918
4.30%, 10/15/28	1,940	1,931,480
4.60%, 02/15/31	2,010	1,992,942
4.80%, 10/15/48	1,475	1,281,168
5.50%, 06/15/34	2,030	2,065,804

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.60%, 10/15/33	$2,105	$2,163,247
Omega Healthcare Investors, Inc.
3.25%, 04/15/33(c)	2,978	2,637,242
3.38%, 02/01/31	3,429	3,183,727
3.63%, 10/01/29	3,567	3,427,365
4.75%, 01/15/28	3,262	3,266,348
5.20%, 07/01/30	1,590	1,599,412
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,480	2,207,969
4.75%, 03/15/33	210	205,700
4.95%, 01/15/35	1,030	1,006,048
5.25%, 08/15/32	1,110	1,124,210
5.75%, 07/15/34	1,500	1,550,662
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	641,841
3.15%, 08/15/30	2,088	1,906,964
5.63%, 01/15/33	1,150	1,139,373
6.88%, 07/15/29	200	210,478
Prologis LP
1.25%, 10/15/30	3,748	3,264,881
1.63%, 03/15/31	2,179	1,902,568
1.75%, 07/01/30(c)	1,897	1,699,776
1.75%, 02/01/31	2,110	1,855,055
2.13%, 10/15/50	2,647	1,415,598
2.25%, 04/15/30	4,032	3,712,235
2.25%, 01/15/32	2,327	2,048,052
2.88%, 11/15/29	1,625	1,541,726
3.00%, 04/15/50	2,943	1,933,543
3.05%, 03/01/50	1,713	1,138,097
3.38%, 12/15/27	2,590	2,556,672
3.88%, 09/15/28	2,292	2,266,840
4.00%, 09/15/28	2,331	2,311,845
4.25%, 06/15/31	1,845	1,813,083
4.38%, 02/01/29	1,466	1,465,213
4.38%, 09/15/48	1,200	991,648
4.63%, 01/15/33	3,300	3,265,187
4.75%, 01/15/31	2,445	2,463,499
4.75%, 06/15/33	2,718	2,698,032
4.88%, 06/15/28	3,495	3,531,704
4.90%, 06/15/36	3,280	3,215,089
5.00%, 03/15/34	3,369	3,368,680
5.00%, 01/31/35	2,920	2,908,176
5.13%, 01/15/34	3,180	3,213,382
5.25%, 05/15/35	3,330	3,374,516
5.25%, 06/15/53	4,180	3,952,956
5.25%, 03/15/54	4,075	3,843,500
Public Storage Operating Co.
1.85%, 05/01/28	2,825	2,701,461
1.95%, 11/09/28	3,010	2,841,253
2.25%, 11/09/31	2,745	2,437,018
2.30%, 05/01/31	3,165	2,845,206
3.09%, 09/15/27	2,470	2,435,913
3.39%, 05/01/29	2,726	2,653,105
4.38%, 07/01/30	2,150	2,139,714
5.00%, 07/01/35(c)	1,790	1,783,508
5.00%, 12/15/35	1,035	1,025,288
5.10%, 08/01/33	1,280	1,302,703
5.13%, 01/15/29(c)	2,631	2,683,505
5.35%, 08/01/53	4,459	4,262,332
Rayonier LP, 2.75%, 05/17/31	2,672	2,405,753
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
1.80%, 03/15/33	$2,458	$2,031,489
2.10%, 03/15/28	2,201	2,115,437
2.20%, 06/15/28	2,030	1,946,301
2.70%, 02/15/32	1,735	1,548,282
2.85%, 12/15/32	2,136	1,893,606
3.10%, 12/15/29	3,089	2,938,905
3.20%, 02/15/31	1,670	1,563,509
3.25%, 06/15/29	1,922	1,852,403
3.25%, 01/15/31	5,099	4,797,562
3.40%, 01/15/28	2,840	2,797,902
3.40%, 01/15/30	2,495	2,393,635
3.65%, 01/15/28	2,889	2,859,395
3.95%, 08/15/27	2,881	2,869,756
3.95%, 02/01/29	1,880	1,854,997
4.00%, 07/15/29	2,382	2,344,973
4.50%, 02/01/33	1,770	1,726,577
4.65%, 03/15/47	3,674	3,192,731
4.70%, 12/15/28	2,405	2,417,859
4.75%, 02/15/29	2,835	2,853,427
4.75%, 04/15/33	1,445	1,426,137
4.85%, 03/15/30	1,940	1,959,961
4.90%, 07/15/33	2,360	2,351,789
5.13%, 02/15/34	3,005	3,023,058
5.13%, 04/15/35	1,625	1,625,994
5.38%, 09/01/54(c)	1,045	1,007,234
5.63%, 10/13/32	3,620	3,766,908
Regency Centers LP
2.95%, 09/15/29	2,410	2,295,752
3.70%, 06/15/30	2,073	2,006,708
4.13%, 03/15/28	1,991	1,982,508
4.40%, 02/01/47	1,923	1,614,987
4.50%, 03/15/33	1,050	1,023,318
4.65%, 03/15/49	1,886	1,616,688
5.00%, 07/15/32	1,460	1,474,392
5.10%, 01/15/35	995	995,801
5.25%, 01/15/34	1,060	1,074,399
Rexford Industrial Realty LP
2.13%, 12/01/30	2,458	2,177,334
2.15%, 09/01/31	2,275	1,976,984
5.00%, 06/15/28	1,910	1,925,540
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,654,839
3.90%, 10/15/29	2,488	2,411,055
Safehold GL Holdings LLC
2.80%, 06/15/31(c)	2,430	2,198,581
2.85%, 01/15/32(c)	1,135	1,014,143
5.65%, 01/15/35(c)	1,490	1,507,617
6.10%, 04/01/34	1,505	1,577,857
Simon Property Group LP
1.75%, 02/01/28	3,625	3,478,201
2.20%, 02/01/31	3,614	3,249,418
2.25%, 01/15/32	3,235	2,834,084
2.45%, 09/13/29	7,038	6,597,701
2.65%, 07/15/30	3,898	3,622,974
2.65%, 02/01/32	3,325	2,971,066
3.25%, 09/13/49	5,583	3,834,915
3.38%, 06/15/27	3,712	3,682,015
3.38%, 12/01/27	4,373	4,316,371
3.80%, 07/15/50	3,445	2,575,061
4.25%, 10/01/44	1,900	1,580,773

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 11/30/46	$2,437	$2,004,346
4.30%, 01/15/31	2,210	2,176,974
4.38%, 10/01/30	1,900	1,883,297
4.75%, 09/26/34	3,505	3,426,745
4.75%, 03/15/42	2,641	2,398,833
5.13%, 10/01/35	3,195	3,190,524
5.50%, 03/08/33	2,950	3,058,263
5.85%, 03/08/53(c)	2,525	2,551,371
6.25%, 01/15/34	1,885	2,030,191
6.65%, 01/15/54	2,314	2,589,225
6.75%, 02/01/40	2,758	3,108,036
Store Capital LLC
2.70%, 12/01/31	2,090	1,837,271
2.75%, 11/18/30	1,594	1,437,603
4.50%, 03/15/28	2,167	2,154,741
4.63%, 03/15/29	2,026	2,006,639
4.95%, 02/11/31	1,175	1,163,132
5.40%, 04/30/30	1,475	1,487,650
Sun Communities Operating LP
2.30%, 11/01/28	2,253	2,137,916
2.70%, 07/15/31	3,492	3,145,079
4.20%, 04/15/32	2,510	2,406,590
Tanger Properties LP
2.75%, 09/01/31	2,170	1,936,809
3.88%, 07/15/27	2,081	2,065,756
UDR, Inc.
1.90%, 03/15/33	1,685	1,387,047
2.10%, 08/01/32	2,035	1,725,888
2.10%, 06/15/33	1,220	1,011,221
3.00%, 08/15/31	2,718	2,496,131
3.10%, 11/01/34	1,343	1,150,420
3.20%, 01/15/30	4,143	3,947,767
3.50%, 07/01/27	1,868	1,853,564
3.50%, 01/15/28	2,300	2,264,774
4.40%, 01/26/29	2,045	2,038,849
5.13%, 09/01/34	1,280	1,273,533
Ventas Realty LP
2.50%, 09/01/31	2,415	2,149,684
3.00%, 01/15/30	3,380	3,187,841
4.00%, 03/01/28	2,488	2,466,763
4.38%, 02/01/45	1,218	1,021,947
4.40%, 01/15/29	3,454	3,440,119
4.75%, 11/15/30	1,365	1,365,112
4.88%, 04/15/49	1,892	1,643,868
5.00%, 01/15/35	1,830	1,804,394
5.00%, 02/15/36	1,725	1,692,585
5.10%, 07/15/32	2,325	2,341,998
5.63%, 07/01/34	1,745	1,798,157
5.70%, 09/30/43	1,815	1,801,155
VICI Properties LP
4.75%, 02/15/28	6,795	6,806,844
4.75%, 04/01/28	605	605,112
4.95%, 02/15/30	5,170	5,170,568
5.13%, 11/15/31	2,085	2,080,120
5.13%, 05/15/32	6,790	6,743,409
5.63%, 04/01/35	3,105	3,115,188
5.63%, 05/15/52	4,023	3,694,350
5.75%, 04/01/34	1,900	1,933,845
6.13%, 04/01/54(c)	2,740	2,689,851
Welltower OP LLC
2.05%, 01/15/29	2,563	2,412,508
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 01/15/31	$2,351	$2,166,223
2.75%, 01/15/32	2,615	2,358,281
2.80%, 06/01/31	3,445	3,163,907
3.10%, 01/15/30	4,420	4,201,093
3.85%, 06/15/32	2,320	2,208,474
4.13%, 03/15/29	3,081	3,055,738
4.25%, 04/15/28	4,163	4,156,804
4.50%, 07/01/30	4,350	4,334,135
4.95%, 09/01/48	2,535	2,326,068
5.13%, 07/01/35	4,120	4,144,337
6.50%, 03/15/41	2,497	2,759,411
Weyerhaeuser Co.
3.38%, 03/09/33	1,380	1,246,148
4.00%, 11/15/29	3,264	3,196,110
4.00%, 04/15/30	3,760	3,660,522
4.00%, 03/09/52	2,384	1,785,072
6.95%, 10/01/27	3,089	3,179,786
7.38%, 03/15/32	3,073	3,437,933
WP Carey, Inc.
2.25%, 04/01/33	2,085	1,745,555
2.40%, 02/01/31	2,738	2,459,963
2.45%, 02/01/32	2,000	1,751,397
3.85%, 07/15/29	2,531	2,474,834
4.65%, 07/15/30	1,320	1,313,831
5.38%, 06/30/34	1,715	1,731,436
		1,191,366,821
Retail — 0.6%
AutoNation, Inc.
1.95%, 08/01/28	1,537	1,450,398
2.40%, 08/01/31	1,875	1,649,716
3.80%, 11/15/27	1,942	1,921,191
3.85%, 03/01/32	3,120	2,915,645
4.45%, 01/15/29	1,805	1,789,026
4.75%, 06/01/30	2,628	2,614,692
5.89%, 03/15/35	975	995,646
AutoZone, Inc.
1.65%, 01/15/31	2,286	1,992,006
3.75%, 06/01/27	3,789	3,768,871
3.75%, 04/18/29	2,380	2,331,255
4.00%, 04/15/30	3,835	3,743,629
4.50%, 02/01/28	2,995	2,999,219
4.75%, 08/01/32	3,450	3,419,002
4.75%, 02/01/33	2,270	2,235,896
5.10%, 07/15/29	2,755	2,798,300
5.13%, 06/15/30	1,590	1,614,238
5.20%, 08/01/33	865	872,702
5.40%, 07/15/34(c)	2,950	2,996,725
6.25%, 11/01/28	2,605	2,704,820
6.55%, 11/01/33	2,055	2,230,855
Best Buy Co., Inc.
1.95%, 10/01/30	3,989	3,553,752
4.45%, 10/01/28	3,184	3,184,239
Costco Wholesale Corp.
1.38%, 06/20/27	6,561	6,389,259
1.60%, 04/20/30	8,259	7,484,271
1.75%, 04/20/32	4,640	4,031,338
Darden Restaurants, Inc.
4.35%, 10/15/27	2,650	2,645,590
4.55%, 10/15/29	2,590	2,577,178
4.55%, 02/15/48(c)	2,805	2,295,603
6.30%, 10/10/33	1,780	1,903,115

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(c)	$3,345	$3,055,647
4.00%, 10/01/29(b)	1,380	1,346,659
4.10%, 01/15/52	4,985	3,593,672
Dollar General Corp.
3.50%, 04/03/30	3,638	3,466,549
4.13%, 05/01/28	2,477	2,456,148
4.13%, 04/03/50	3,555	2,731,331
5.00%, 11/01/32	3,370	3,354,797
5.20%, 07/05/28	1,885	1,907,763
5.45%, 07/05/33	2,515	2,558,789
5.50%, 11/01/52(c)	1,631	1,531,841
Dollar Tree, Inc.
2.65%, 12/01/31	3,790	3,387,028
3.38%, 12/01/51	3,650	2,422,112
4.20%, 05/15/28	6,373	6,337,234
Ferguson Enterprises, Inc.
4.35%, 03/15/31	3,510	3,452,929
5.00%, 10/03/34	620	615,236
Genuine Parts Co.
1.88%, 11/01/30	2,615	2,272,778
2.75%, 02/01/32	1,760	1,530,396
4.95%, 08/15/29	3,560	3,547,365
6.50%, 11/01/28	2,765	2,861,469
6.88%, 11/01/33	1,315	1,423,154
Home Depot, Inc.(The)
0.90%, 03/15/28	2,717	2,568,829
1.38%, 03/15/31	7,460	6,461,758
1.50%, 09/15/28	3,250	3,065,038
1.88%, 09/15/31	4,320	3,786,361
2.38%, 03/15/51	6,285	3,544,072
2.70%, 04/15/30	7,401	6,959,084
2.75%, 09/15/51	4,770	2,897,015
2.80%, 09/14/27	4,944	4,864,393
2.95%, 06/15/29	6,476	6,227,736
3.13%, 12/15/49	5,964	3,981,232
3.25%, 04/15/32	6,485	6,046,911
3.30%, 04/15/40	5,357	4,302,180
3.35%, 04/15/50	7,231	5,031,891
3.50%, 09/15/56	4,755	3,261,956
3.63%, 04/15/52	7,325	5,265,301
3.75%, 09/15/28	1,605	1,590,378
3.90%, 12/06/28	6,373	6,334,670
3.90%, 06/15/47	5,691	4,438,079
3.95%, 09/15/30(c)	1,680	1,651,094
4.20%, 04/01/43	4,879	4,149,651
4.25%, 04/01/46	7,460	6,214,012
4.40%, 03/15/45	5,067	4,323,331
4.50%, 09/15/32	2,850	2,837,875
4.50%, 12/06/48	6,968	5,912,098
4.65%, 09/15/35	3,410	3,324,335
4.75%, 06/25/29	5,035	5,096,852
4.85%, 06/25/31	5,170	5,258,605
4.88%, 06/25/27	4,590	4,631,058
4.88%, 02/15/44	4,950	4,528,972
4.90%, 04/15/29	3,660	3,717,197
4.95%, 06/25/34	7,320	7,355,964
4.95%, 09/15/52	4,490	4,030,347
5.30%, 06/25/54	3,535	3,330,040
5.40%, 09/15/40	2,533	2,556,290
5.40%, 06/25/64	1,838	1,733,862
Security	Par (000)	Value
Retail (continued)
5.88%, 12/16/36	$13,415	$14,262,115
5.95%, 04/01/41	4,595	4,868,333
Lowe's Companies, Inc.
1.30%, 04/15/28	4,412	4,171,385
1.70%, 09/15/28	4,198	3,952,247
1.70%, 10/15/30	5,373	4,752,766
2.63%, 04/01/31	6,977	6,362,936
2.80%, 09/15/41	4,801	3,422,639
3.00%, 10/15/50	7,763	4,878,260
3.50%, 04/01/51	2,357	1,627,216
3.65%, 04/05/29	6,423	6,281,582
3.70%, 04/15/46	5,861	4,388,786
3.75%, 04/01/32	6,640	6,292,495
3.95%, 10/15/27	3,705	3,689,887
4.00%, 10/15/28	3,345	3,312,703
4.05%, 05/03/47	6,804	5,305,708
4.25%, 03/15/31	5,370	5,269,685
4.25%, 04/01/52	6,380	4,984,153
4.38%, 09/15/45(c)	2,030	1,682,386
4.45%, 04/01/62	4,650	3,602,129
4.50%, 04/15/30	5,514	5,510,490
4.50%, 10/15/32	4,900	4,803,273
4.55%, 04/05/49	2,758	2,280,950
4.65%, 04/15/42	2,630	2,349,517
4.85%, 10/15/35(c)	4,885	4,762,894
5.00%, 04/15/33	4,490	4,519,184
5.00%, 04/15/40	2,066	1,964,292
5.13%, 04/15/50	2,145	1,919,476
5.15%, 07/01/33	4,275	4,323,392
5.50%, 10/15/35	1,228	1,262,701
5.63%, 04/15/53(c)	6,785	6,510,852
5.75%, 07/01/53	2,415	2,356,316
5.80%, 09/15/62	4,585	4,455,360
5.85%, 04/01/63	2,710	2,640,837
6.50%, 03/15/29	3,635	3,826,327
McDonald's Corp.
2.13%, 03/01/30	3,395	3,117,606
2.63%, 09/01/29	4,888	4,632,132
3.50%, 07/01/27	5,008	4,971,400
3.60%, 07/01/30	4,835	4,686,810
3.63%, 05/01/43	2,611	2,036,596
3.63%, 09/01/49	8,097	5,876,683
3.70%, 02/15/42	2,436	1,960,949
3.80%, 04/01/28	5,466	5,421,904
4.20%, 04/01/50	3,566	2,844,367
4.40%, 02/12/31	2,645	2,633,949
4.45%, 03/01/47	4,654	3,918,717
4.45%, 09/01/48	3,285	2,747,322
4.60%, 05/15/30	2,290	2,303,666
4.60%, 09/09/32	1,775	1,780,571
4.60%, 05/26/45	2,829	2,455,359
4.70%, 12/09/35	3,791	3,715,391
4.80%, 08/14/28	3,300	3,330,433
4.88%, 07/15/40	1,447	1,364,127
4.88%, 12/09/45	8,225	7,405,750
4.95%, 08/14/33	3,055	3,101,439
4.95%, 03/03/35	2,620	2,612,389
5.00%, 05/17/29	2,225	2,263,384
5.00%, 02/13/36	3,405	3,395,740
5.15%, 09/09/52(c)	3,405	3,112,991
5.20%, 05/17/34	2,200	2,251,711

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.45%, 08/14/53(c)	$3,490	$3,328,379
5.70%, 02/01/39	1,684	1,746,544
6.30%, 10/15/37	4,068	4,435,489
6.30%, 03/01/38	3,363	3,664,002
O'Reilly Automotive, Inc.
1.75%, 03/15/31	1,835	1,603,618
3.60%, 09/01/27	4,211	4,172,291
3.90%, 06/01/29	2,817	2,768,413
4.20%, 04/01/30	2,916	2,873,840
4.35%, 06/01/28	2,260	2,258,297
4.70%, 06/15/32	3,880	3,851,978
5.00%, 08/19/34	2,275	2,253,682
5.10%, 03/12/36	2,055	2,031,079
Ross Stores, Inc., 1.88%, 04/15/31	2,435	2,145,924
Starbucks Corp.
2.25%, 03/12/30	3,925	3,606,107
2.55%, 11/15/30	5,746	5,272,895
3.00%, 02/14/32	4,495	4,114,317
3.35%, 03/12/50	3,078	2,098,291
3.50%, 03/01/28	3,736	3,684,221
3.50%, 11/15/50	5,665	3,955,296
3.55%, 08/15/29	4,755	4,638,441
3.75%, 12/01/47	2,829	2,105,006
4.00%, 11/15/28	4,295	4,252,493
4.30%, 06/15/45	1,971	1,624,056
4.45%, 08/15/49	4,449	3,659,440
4.50%, 05/15/28	1,573	1,575,201
4.50%, 11/15/48	1,463	1,216,771
4.80%, 02/15/33	2,050	2,050,669
4.90%, 02/15/31	2,575	2,604,134
5.00%, 02/15/34	1,214	1,223,537
Target Corp.
2.35%, 02/15/30	3,726	3,463,824
2.65%, 09/15/30	2,469	2,291,754
2.95%, 01/15/52	5,440	3,459,764
3.38%, 04/15/29	4,818	4,701,934
3.63%, 04/15/46	3,948	2,978,538
3.90%, 11/15/47	3,512	2,729,427
4.00%, 07/01/42	4,711	3,944,504
4.35%, 06/15/28	1,465	1,468,678
4.40%, 01/15/33	2,125	2,114,945
4.50%, 09/15/32(c)	4,410	4,416,702
4.50%, 09/15/34	3,295	3,204,558
4.80%, 01/15/53(c)	4,256	3,759,716
5.00%, 04/15/35(c)	3,200	3,207,591
5.25%, 02/15/36(c)	2,825	2,873,008
6.35%, 11/01/32	1,461	1,593,285
6.50%, 10/15/37	2,178	2,414,809
7.00%, 01/15/38	2,439	2,819,821
TJX Companies, Inc.(The)
1.15%, 05/15/28	2,326	2,195,562
1.60%, 05/15/31	1,375	1,201,669
3.88%, 04/15/30	3,185	3,127,211
4.50%, 04/15/50	3,565	3,045,727
Tractor Supply Co.
1.75%, 11/01/30	3,355	2,958,668
5.25%, 05/15/33	1,420	1,427,223
Walmart, Inc.
2.38%, 09/24/29	1,492	1,407,341
2.50%, 09/22/41	6,031	4,338,240
2.65%, 09/22/51	8,390	5,209,785
Security	Par (000)	Value
Retail (continued)
2.95%, 09/24/49	$4,248	$2,852,629
3.25%, 07/08/29	2,708	2,643,570
3.63%, 12/15/47	2,585	2,008,565
3.70%, 06/26/28	5,397	5,359,729
3.90%, 04/15/28	3,985	3,975,522
3.95%, 06/28/38	2,990	2,761,299
4.00%, 04/30/29	1,365	1,358,945
4.00%, 04/15/30	2,054	2,038,569
4.00%, 04/11/43	1,605	1,365,692
4.05%, 06/29/48	4,810	3,949,604
4.10%, 04/15/33	5,805	5,684,658
4.15%, 04/30/31	3,985	3,954,982
4.15%, 09/09/32	5,370	5,314,516
4.30%, 04/22/44	2,020	1,800,502
4.35%, 04/28/30	2,690	2,704,530
4.45%, 04/30/33	4,295	4,272,082
4.50%, 09/09/52	3,940	3,417,722
4.50%, 04/15/53(c)	8,170	7,131,996
4.75%, 04/30/36	4,215	4,187,415
4.90%, 04/28/35	6,820	6,896,907
5.00%, 10/25/40	2,125	2,125,135
5.25%, 09/01/35	4,230	4,393,875
5.63%, 04/01/40	2,566	2,704,576
5.63%, 04/15/41	2,185	2,306,040
6.20%, 04/15/38	2,804	3,125,098
6.50%, 08/15/37	5,555	6,351,688
7.55%, 02/15/30	4,770	5,315,761
		777,944,501
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	3,450	3,345,083
4.32%, 03/24/28	2,625	2,632,083
4.39%, 06/01/52(c)	3,565	2,982,385
Analog Devices, Inc.
1.70%, 10/01/28	4,804	4,525,894
2.10%, 10/01/31	4,435	3,916,950
2.80%, 10/01/41	3,685	2,681,963
2.95%, 10/01/51	4,980	3,221,797
3.45%, 06/15/27	3,537	3,516,034
4.25%, 06/15/28	3,605	3,602,466
4.50%, 06/15/30	3,870	3,866,444
5.05%, 04/01/34	2,205	2,243,525
5.30%, 12/15/45	1,685	1,629,575
5.30%, 04/01/54	2,720	2,606,985
Applied Materials, Inc.
1.75%, 06/01/30	3,885	3,498,454
2.75%, 06/01/50	3,956	2,518,351
4.00%, 01/15/31	2,835	2,774,683
4.35%, 04/01/47	4,867	4,149,994
4.60%, 01/15/36	1,870	1,815,205
4.80%, 06/15/29	3,590	3,639,356
5.10%, 10/01/35	2,214	2,244,163
5.85%, 06/15/41	2,814	2,961,754
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,319	5,262,368
Broadcom, Inc.
1.95%, 02/15/28	1,910	1,838,339
2.45%, 02/15/31	12,060	10,953,552
2.60%, 02/15/33	7,665	6,684,931
3.14%, 11/15/35(b)	12,355	10,515,490
3.19%, 11/15/36(b)	6,165	5,159,620

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.42%, 04/15/33	$11,241	$10,271,766
3.47%, 04/15/34	14,580	13,130,075
3.50%, 02/15/41	14,518	11,618,949
3.75%, 02/15/51	8,101	6,067,629
4.00%, 04/15/29(b)	6,360	6,286,288
4.15%, 11/15/30	7,585	7,453,677
4.15%, 04/15/32(b)	5,550	5,362,632
4.20%, 10/15/30	2,945	2,899,835
4.30%, 01/15/31	2,010	1,986,117
4.30%, 11/15/32	8,234	7,997,013
4.35%, 02/15/30	6,610	6,570,439
4.55%, 02/15/32	4,020	3,978,133
4.60%, 07/15/30	6,025	6,023,764
4.60%, 01/15/33	4,075	4,013,601
4.75%, 04/15/29	4,090	4,124,971
4.80%, 04/15/28	3,965	4,001,650
4.80%, 10/15/34	7,900	7,770,788
4.80%, 02/15/36	9,230	8,979,861
4.90%, 07/15/32	7,830	7,870,360
4.90%, 02/15/38	7,185	6,937,934
4.93%, 05/15/37(b)	17,790	17,276,544
4.95%, 01/15/36	5,490	5,422,070
5.00%, 04/15/30	2,610	2,647,152
5.05%, 07/12/27	2,528	2,552,688
5.05%, 07/12/29	6,945	7,067,385
5.05%, 04/15/30(c)	3,685	3,745,618
5.15%, 11/15/31	9,905	10,109,818
5.20%, 04/15/32	3,755	3,833,835
5.20%, 07/15/35	10,120	10,170,662
5.70%, 01/15/56	1,470	1,465,639
Intel Corp.
1.60%, 08/12/28	5,273	4,962,684
2.00%, 08/12/31	6,030	5,262,610
2.45%, 11/15/29	8,457	7,877,372
2.80%, 08/12/41	4,520	3,175,464
3.05%, 08/12/51	4,910	3,078,657
3.10%, 02/15/60	5,085	2,928,442
3.20%, 08/12/61	3,715	2,175,400
3.25%, 11/15/49	8,943	5,860,177
3.73%, 12/08/47	9,085	6,585,130
3.75%, 08/05/27	6,215	6,176,671
3.90%, 03/25/30	7,229	7,028,952
4.00%, 08/05/29	4,050	3,981,048
4.00%, 12/15/32	4,081	3,859,313
4.10%, 05/19/46	6,302	4,904,446
4.10%, 05/11/47	5,173	3,987,237
4.15%, 08/05/32	4,635	4,454,241
4.25%, 12/15/42	2,987	2,474,263
4.60%, 03/25/40	4,544	4,098,794
4.65%, 06/01/31	7,960	7,898,816
4.75%, 03/25/50	9,580	7,953,776
4.80%, 10/01/41	4,160	3,725,858
4.88%, 02/10/28	7,941	7,992,916
4.90%, 07/29/45	3,941	3,440,861
4.90%, 08/05/52	6,405	5,414,532
4.95%, 03/25/60	4,684	3,905,758
5.00%, 02/21/31	2,600	2,625,488
5.00%, 08/15/33	6,765	6,744,581
5.05%, 08/05/62	4,446	3,726,844
5.13%, 02/10/30	5,870	5,958,684
5.15%, 02/21/34(c)	3,655	3,669,814
Security	Par (000)	Value
Semiconductors (continued)
5.20%, 02/10/33(c)	$10,485	$10,622,897
5.30%, 05/15/36	8,935	8,924,405
5.60%, 02/21/54	4,650	4,375,659
5.63%, 02/10/43	4,890	4,752,621
5.70%, 02/10/53	8,300	7,869,645
5.90%, 02/10/63	5,585	5,375,757
6.13%, 05/15/56	7,805	7,855,331
6.20%, 05/15/66	5,775	5,803,990
KLA Corp.
3.30%, 03/01/50	3,583	2,473,817
4.10%, 03/15/29	4,253	4,224,293
4.65%, 07/15/32	3,865	3,873,852
4.70%, 02/01/34	2,020	2,003,033
4.95%, 07/15/52	7,040	6,377,299
5.00%, 03/15/49	2,194	2,012,038
5.25%, 07/15/62	4,615	4,258,859
Lam Research Corp.
1.90%, 06/15/30	5,170	4,685,354
2.88%, 06/15/50	4,574	2,926,794
3.13%, 06/15/60	3,526	2,175,682
4.00%, 03/15/29	3,656	3,624,067
4.88%, 03/15/49	3,605	3,275,328
Marvell Technology, Inc.
2.45%, 04/15/28	4,882	4,707,365
2.95%, 04/15/31	3,980	3,666,551
4.75%, 07/15/30	2,315	2,322,290
4.88%, 06/22/28	2,520	2,539,636
5.30%, 04/15/36	2,670	2,672,868
5.45%, 07/15/35(c)	1,880	1,921,630
5.75%, 02/15/29	1,395	1,435,003
5.95%, 09/15/33	1,775	1,873,103
Microchip Technology, Inc.
4.90%, 03/15/28	3,645	3,664,619
5.05%, 03/15/29	4,485	4,526,562
5.05%, 02/15/30	3,875	3,910,439
Micron Technology, Inc.
2.70%, 04/15/32	5,307	4,762,324
3.37%, 11/01/41	3,025	2,361,876
3.48%, 11/01/51	2,960	2,110,118
NVIDIA Corp.
1.55%, 06/15/28	7,435	7,073,969
2.00%, 06/15/31	7,198	6,446,721
2.85%, 04/01/30	7,692	7,297,394
3.50%, 04/01/40	5,748	4,810,230
3.50%, 04/01/50(c)	10,382	7,737,078
3.70%, 04/01/60	2,880	2,117,519
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,112	3,180,833
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	4,869	4,375,090
2.65%, 02/15/32	4,651	4,131,719
3.13%, 02/15/42	2,300	1,669,438
3.25%, 05/11/41	5,080	3,857,243
3.25%, 11/30/51	2,610	1,727,408
3.40%, 05/01/30	4,973	4,746,217
4.30%, 08/19/28	2,410	2,400,533
4.30%, 06/18/29	5,469	5,421,246
4.40%, 06/01/27	1,480	1,481,724
4.85%, 08/19/32	1,300	1,288,964
5.00%, 01/15/33	4,765	4,762,145
5.25%, 08/19/35	2,705	2,710,966
Qorvo, Inc., 4.38%, 10/15/29	5,065	4,964,232

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM, Inc.
1.30%, 05/20/28	$5,705	$5,396,362
1.65%, 05/20/32	5,738	4,873,555
2.15%, 05/20/30	6,245	5,719,825
3.25%, 05/20/50	3,709	2,529,513
4.25%, 05/20/32	2,421	2,381,732
4.30%, 05/20/47	7,440	6,168,111
4.50%, 05/20/30	2,835	2,846,312
4.50%, 05/20/52	4,490	3,750,343
4.65%, 05/20/35	4,522	4,464,213
4.75%, 05/20/32	2,250	2,263,146
4.80%, 05/20/45	6,811	6,137,826
5.00%, 05/20/35	2,395	2,402,532
5.40%, 05/20/33	3,235	3,373,621
6.00%, 05/20/53	5,515	5,711,212
Skyworks Solutions, Inc., 3.00%, 06/01/31	3,190	2,890,214
Texas Instruments, Inc.
1.75%, 05/04/30	4,295	3,883,084
1.90%, 09/15/31	3,525	3,100,895
2.25%, 09/04/29	3,813	3,571,642
2.70%, 09/15/51	3,910	2,393,064
2.90%, 11/03/27	2,846	2,800,615
3.65%, 08/16/32	2,590	2,467,173
3.88%, 03/15/39	4,828	4,257,289
4.10%, 08/16/52	1,916	1,524,987
4.15%, 05/15/48	7,226	5,986,861
4.50%, 05/23/30	2,460	2,470,229
4.60%, 02/15/28	3,825	3,850,922
4.60%, 02/08/29	2,090	2,112,942
4.85%, 02/08/34	2,225	2,245,183
4.90%, 03/14/33	3,150	3,207,025
5.00%, 03/14/53	3,455	3,166,167
5.05%, 05/18/63	5,480	4,918,048
5.10%, 05/23/35	2,540	2,574,275
5.15%, 02/08/54	2,075	1,955,223
TSMC Arizona Corp.
2.50%, 10/25/31	7,800	7,078,650
3.13%, 10/25/41	6,500	5,296,858
3.25%, 10/25/51	4,500	3,389,531
4.13%, 04/22/29	1,495	1,488,016
4.25%, 04/22/32	2,395	2,375,945
4.50%, 04/22/52(c)	2,065	1,926,132
Xilinx, Inc., 2.38%, 06/01/30	5,151	4,761,687
		814,229,900
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,054	2,892,473
3.48%, 12/01/27	3,941	3,883,813
4.20%, 05/01/30	2,905	2,843,434
5.35%, 01/15/30	2,265	2,309,033
5.75%, 01/15/35	2,095	2,169,864
		14,098,617
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/30	8,226	7,620,557
4.75%, 01/17/28	2,120	2,136,500
4.80%, 04/04/29(c)	3,500	3,543,524
4.95%, 01/17/30	1,320	1,340,476
4.95%, 04/04/34(c)	2,615	2,612,112
5.30%, 01/17/35	1,860	1,891,981
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$2,530	$2,559,125
5.50%, 05/15/34	2,050	2,046,312
Autodesk, Inc.
2.40%, 12/15/31	5,538	4,881,685
2.85%, 01/15/30	3,697	3,473,797
3.50%, 06/15/27	4,285	4,247,195
5.30%, 06/15/35	1,960	1,959,971
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5,551	4,962,043
2.90%, 12/01/29	4,703	4,409,912
5.75%, 05/15/36	1,895	1,901,948
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,815	2,810,297
4.30%, 09/10/29	5,215	5,184,224
4.70%, 09/10/34	2,240	2,207,043
Concentrix Corp.
6.50%, 03/01/29(c)	875	859,715
6.60%, 08/02/28(c)	4,765	4,746,994
6.85%, 08/02/33(c)	2,335	2,132,370
Fidelity National Information Services, Inc.
1.65%, 03/01/28	4,449	4,228,574
2.25%, 03/01/31	450	399,678
3.10%, 03/01/41	4,480	3,261,522
3.75%, 05/21/29	3,340	3,245,420
4.45%, 03/10/28	4,170	4,158,610
4.50%, 08/15/46	2,207	1,789,773
4.55%, 03/10/29	5,860	5,828,484
4.80%, 03/10/31	5,385	5,345,503
5.10%, 07/15/32	4,120	4,134,649
Fiserv, Inc.
2.25%, 06/01/27	4,265	4,178,188
2.65%, 06/01/30	5,084	4,656,654
3.50%, 07/01/29	14,205	13,658,268
4.20%, 10/01/28	5,227	5,171,950
4.40%, 07/01/49	9,565	7,335,638
4.55%, 02/15/31	3,440	3,370,767
4.75%, 03/15/30	3,490	3,465,474
5.15%, 08/12/34	4,750	4,623,166
5.25%, 08/11/35(c)	3,555	3,479,267
5.35%, 03/15/31	2,870	2,903,812
5.38%, 08/21/28	3,895	3,946,147
5.45%, 03/02/28	4,859	4,920,688
5.45%, 03/15/34	3,350	3,333,826
5.60%, 03/02/33	3,310	3,355,757
5.63%, 08/21/33	5,640	5,712,501
Intuit, Inc.
1.35%, 07/15/27	3,634	3,521,559
1.65%, 07/15/30	4,067	3,614,336
5.13%, 09/15/28	4,825	4,898,165
5.20%, 09/15/33	4,905	4,959,874
5.50%, 09/15/53(c)	3,605	3,254,225
Microsoft Corp.
1.35%, 09/15/30	3,970	3,535,699
2.50%, 09/15/50	8,038	4,784,791
2.53%, 06/01/50	28,970	17,446,116
2.68%, 06/01/60	16,702	9,363,294
2.92%, 03/17/52	27,161	17,480,668
3.04%, 03/17/62	8,719	5,345,655
3.40%, 06/15/27	4,065	4,044,412
3.45%, 08/08/36	8,821	7,924,441

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.50%, 02/12/35(c)	$6,596	$6,132,510
3.50%, 11/15/42	3,150	2,543,454
3.70%, 08/08/46	7,040	5,574,458
3.75%, 02/12/45	3,775	3,056,504
3.95%, 08/08/56	2,405	1,839,605
4.00%, 02/12/55	2,865	2,227,326
4.10%, 02/06/37	2,991	2,839,969
4.20%, 11/03/35(c)	3,065	2,995,414
4.25%, 02/06/47	3,997	3,420,133
4.45%, 11/03/45	2,866	2,562,119
4.50%, 10/01/40	3,260	3,113,946
4.50%, 06/15/47	2,648	2,327,897
4.50%, 02/06/57	3,350	2,860,305
5.20%, 06/01/39	2,990	3,097,718
5.30%, 02/08/41	4,330	4,446,865
MSCI, Inc.
5.15%, 03/15/36	2,225	2,161,194
5.25%, 09/01/35	3,250	3,199,126
Oracle Corp.
2.30%, 03/25/28	9,230	8,838,668
2.88%, 03/25/31	14,526	13,009,013
2.95%, 04/01/30	13,830	12,749,883
3.25%, 11/15/27	12,512	12,273,323
3.25%, 05/15/30	3,174	2,961,847
3.60%, 04/01/40	13,210	9,774,937
3.60%, 04/01/50	20,198	12,568,659
3.65%, 03/25/41	9,853	7,195,203
3.80%, 11/15/37	7,980	6,473,276
3.85%, 07/15/36	5,540	4,644,861
3.85%, 04/01/60	15,636	9,431,345
3.90%, 05/15/35	5,850	5,031,809
3.95%, 03/25/51	14,652	9,611,881
4.00%, 07/15/46	12,959	8,995,673
4.00%, 11/15/47	10,173	6,943,965
4.10%, 03/25/61	6,951	4,406,133
4.13%, 05/15/45	9,644	6,849,440
4.20%, 09/27/29	8,220	8,012,015
4.30%, 07/08/34	8,067	7,285,971
4.38%, 05/15/55	6,139	4,205,741
4.45%, 09/26/30	9,580	9,284,845
4.50%, 05/06/28	2,885	2,878,966
4.50%, 07/08/44	4,638	3,530,466
4.55%, 02/04/29	15,305	15,153,939
4.65%, 05/06/30	3,725	3,665,028
4.70%, 09/27/34	9,455	8,777,600
4.80%, 08/03/28	6,530	6,529,450
4.80%, 09/26/32	12,020	11,551,056
4.90%, 02/06/33	7,330	7,038,728
4.95%, 02/04/31	16,420	16,142,096
5.20%, 09/26/35	12,065	11,472,446
5.25%, 02/03/32	6,230	6,177,685
5.35%, 05/04/33	15,100	14,859,885
5.38%, 07/15/40	10,029	9,032,550
5.38%, 09/27/54	8,000	6,411,343
5.50%, 08/03/35	9,410	9,126,021
5.50%, 09/27/64	5,580	4,402,851
5.55%, 02/06/53	10,215	8,443,755
5.70%, 02/04/36	21,890	21,508,308
5.88%, 09/26/45	12,410	11,081,007
5.95%, 09/26/55	10,050	8,787,780
6.00%, 08/03/55	8,520	7,443,183
Security	Par (000)	Value
Software (continued)
6.10%, 09/26/65	$9,025	$7,766,278
6.13%, 07/08/39	5,713	5,621,710
6.13%, 08/03/65	5,120	4,429,363
6.15%, 11/09/29	6,200	6,422,869
6.25%, 11/09/32	8,937	9,253,316
6.50%, 04/15/38	5,795	5,938,878
6.55%, 02/04/46	18,255	17,578,043
6.70%, 02/04/56	18,725	18,033,446
6.85%, 02/04/66	17,840	17,131,683
6.90%, 11/09/52	11,080	10,897,892
Paychex, Inc.
5.10%, 04/15/30	3,885	3,928,965
5.35%, 04/15/32	5,085	5,149,743
5.60%, 04/15/35(c)	4,295	4,333,497
Roper Technologies, Inc.
1.40%, 09/15/27	4,701	4,525,173
1.75%, 02/15/31	5,038	4,369,758
2.00%, 06/30/30	2,874	2,573,909
2.95%, 09/15/29	3,658	3,465,449
4.20%, 09/15/28	5,159	5,117,493
4.25%, 09/15/28	1,080	1,073,093
4.45%, 09/15/30	2,100	2,068,848
4.50%, 10/15/29	2,400	2,381,303
4.75%, 02/15/32	3,040	3,002,242
4.90%, 10/15/34	5,285	5,102,040
5.10%, 09/15/35	3,015	2,930,435
Salesforce, Inc.
1.50%, 07/15/28	3,830	3,607,565
1.95%, 07/15/31	6,632	5,792,806
2.70%, 07/15/41	5,010	3,453,848
2.90%, 07/15/51	11,150	6,590,850
3.05%, 07/15/61	5,715	3,266,069
3.70%, 04/11/28	9,381	9,274,242
4.50%, 03/15/28	13,950	13,972,497
4.65%, 03/15/29	14,440	14,469,998
4.90%, 09/15/31	14,160	14,169,342
5.20%, 03/15/33	11,190	11,242,318
5.55%, 03/15/36	14,120	14,205,441
6.40%, 03/15/46	5,740	5,843,445
6.55%, 03/15/56	15,120	15,425,549
6.70%, 03/15/66	5,690	5,900,869
ServiceNow, Inc.
1.40%, 09/01/30	8,364	7,344,998
4.25%, 05/15/28	1,290	1,289,891
4.70%, 08/15/31	1,315	1,314,633
5.05%, 05/15/33	1,295	1,300,731
5.40%, 05/15/36	2,870	2,891,974
Series ., 6.30%, 05/15/56	415	427,988
Synopsys, Inc.
4.65%, 04/01/28	4,130	4,146,706
4.85%, 04/01/30	7,990	8,032,821
5.00%, 04/01/32	7,205	7,250,546
5.15%, 04/01/35	7,650	7,635,316
5.70%, 04/01/55	3,090	3,013,235
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	3,248	3,098,301
4.95%, 03/28/28	5,350	5,391,981
5.40%, 06/12/29	3,245	3,311,582
5.60%, 06/12/34	2,595	2,657,281
VMware LLC
1.80%, 08/15/28	4,309	4,073,976

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.20%, 08/15/31	$5,763	$5,094,310
4.70%, 05/15/30	4,265	4,278,117
Workday, Inc.
3.70%, 04/01/29	4,113	4,009,656
3.80%, 04/01/32	5,660	5,286,164
		1,045,326,978
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	5,545	5,167,041
3.63%, 04/22/29	7,226	7,018,415
4.38%, 07/16/42	5,145	4,460,673
4.38%, 04/22/49(c)	5,381	4,440,660
4.70%, 07/21/32	5,035	4,964,293
5.00%, 01/20/33	2,840	2,830,466
6.13%, 11/15/37	2,850	2,993,032
6.13%, 03/30/40	9,677	10,123,373
6.38%, 03/01/35	6,848	7,410,619
AT&T, Inc.
1.65%, 02/01/28	12,466	11,930,303
2.25%, 02/01/32	12,461	10,880,633
2.30%, 06/01/27	12,517	12,286,170
2.55%, 12/01/33	16,950	14,351,171
2.75%, 06/01/31	17,016	15,525,188
3.10%, 02/01/43	2,810	2,026,613
3.30%, 02/01/52	3,850	2,452,969
3.50%, 06/01/41	11,675	9,064,389
3.50%, 09/15/53	32,626	21,573,065
3.50%, 02/01/61	3,015	1,874,807
3.55%, 09/15/55	33,113	21,605,090
3.65%, 06/01/51	13,521	9,320,101
3.65%, 09/15/59	26,810	17,492,325
3.80%, 12/01/57	25,666	17,432,510
3.85%, 06/01/60	6,780	4,588,140
4.10%, 02/15/28	6,765	6,737,499
4.30%, 02/15/30	16,067	15,915,875
4.30%, 12/15/42	6,440	5,364,200
4.35%, 03/01/29	15,254	15,213,906
4.35%, 06/15/45	4,880	3,961,221
4.40%, 04/30/31	5,750	5,678,021
4.50%, 05/15/35	11,584	10,994,248
4.50%, 03/09/48	8,070	6,526,951
4.55%, 11/01/32	4,675	4,592,888
4.55%, 03/09/49	4,329	3,495,174
4.65%, 06/01/44	2,444	2,079,888
4.70%, 08/15/30	6,335	6,361,763
4.75%, 04/30/33	7,485	7,395,682
4.75%, 05/15/46	8,161	6,936,417
4.80%, 06/15/44	2,260	1,956,111
4.85%, 03/01/39	5,132	4,787,470
4.85%, 07/15/45	1,984	1,726,010
4.90%, 11/01/35	5,920	5,771,623
4.90%, 08/15/37	4,033	3,875,656
5.13%, 04/30/36	6,100	6,015,467
5.15%, 03/15/42(c)	1,810	1,667,133
5.15%, 11/15/46	3,131	2,809,901
5.15%, 02/15/50	3,087	2,716,366
5.25%, 10/30/36	6,110	6,046,526
5.25%, 03/01/37	5,660	5,614,054
5.35%, 09/01/40	2,263	2,201,230
5.38%, 08/15/35	5,905	5,978,020
5.40%, 02/15/34	12,525	12,793,760
Security	Par (000)	Value
Telecommunications (continued)
5.45%, 03/01/47	$2,647	$2,457,459
5.55%, 08/15/41	2,652	2,583,152
5.55%, 11/01/45	5,480	5,197,728
5.65%, 02/15/47	2,202	2,119,301
5.70%, 11/01/54	7,145	6,744,835
5.70%, 03/01/57	2,216	2,103,771
5.85%, 04/30/46	6,625	6,468,401
6.00%, 08/15/40	2,464	2,520,877
6.00%, 04/30/56	5,880	5,772,196
6.05%, 08/15/56	7,770	7,672,551
6.20%, 10/30/56	2,095	2,108,086
6.30%, 01/15/38	1,795	1,908,759
6.30%, 10/30/66	4,040	4,055,543
6.38%, 03/01/41	1,929	2,041,117
6.55%, 02/15/39	1,560	1,694,295
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	2,505	1,744,950
4.30%, 07/29/49	2,505	1,985,246
4.46%, 04/01/48	5,576	4,654,899
5.10%, 05/11/33	5,665	5,692,324
5.20%, 02/15/34	3,435	3,446,522
5.45%, 11/15/36	2,180	2,185,411
5.55%, 02/15/54(c)	3,485	3,306,826
Series US-4, 3.65%, 03/17/51	2,084	1,466,367
Series US-5, 2.15%, 02/15/32(c)	4,065	3,532,745
Series US-6, 3.20%, 02/15/52	360	232,062
British Telecommunications PLC
5.13%, 12/04/28	5,628	5,693,703
9.63%, 12/15/30	14,251	16,965,988
Cisco Systems, Inc.
4.55%, 02/24/28(c)	4,525	4,556,535
4.75%, 02/24/30	5,040	5,104,391
4.85%, 02/26/29	10,446	10,598,405
4.95%, 02/26/31	8,655	8,835,862
4.95%, 02/24/32	4,730	4,809,746
5.05%, 02/26/34	9,950	10,083,619
5.10%, 02/24/35	5,320	5,394,356
5.30%, 02/26/54	8,905	8,465,598
5.35%, 02/26/64	5,145	4,836,878
5.50%, 01/15/40	8,766	8,970,072
5.50%, 02/24/55	3,720	3,640,210
5.90%, 02/15/39	9,945	10,582,032
Corning, Inc.
3.90%, 11/15/49	2,333	1,774,851
4.38%, 11/15/57	4,072	3,265,239
4.70%, 03/15/37	1,527	1,467,835
4.75%, 03/15/42	2,560	2,333,029
5.35%, 11/15/48	2,779	2,636,913
5.45%, 11/15/79	4,663	4,297,221
5.75%, 08/15/40	2,627	2,683,856
5.85%, 11/15/68	1,970	1,927,569
Deutsche Telekom International Finance BV
8.75%, 06/15/30	17,815	20,147,686
9.25%, 06/01/32	4,392	5,371,952
Frontier Florida LLC, Series E, 6.86%, 02/01/28(c)	30	31,027
Juniper Networks, Inc.
2.00%, 12/10/30	2,221	1,954,801
3.75%, 08/15/29	3,161	3,067,090
5.95%, 03/15/41	2,569	2,574,071
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,081,398

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions, Inc.
2.30%, 11/15/30	$3,491	$3,153,636
2.75%, 05/24/31	4,665	4,243,460
4.60%, 02/23/28	4,420	4,438,280
4.60%, 05/23/29	4,651	4,657,974
4.85%, 08/15/30	2,030	2,040,572
5.00%, 04/15/29	2,455	2,485,550
5.20%, 08/15/32	1,780	1,803,386
5.40%, 04/15/34	4,020	4,081,249
5.50%, 09/01/44	2,398	2,318,731
5.55%, 08/15/35	3,030	3,093,177
5.60%, 06/01/32	3,240	3,347,860
Nokia OYJ
4.38%, 06/12/27	3,828	3,813,824
6.63%, 05/15/39	2,841	3,016,920
Orange SA
5.38%, 01/13/42	3,714	3,603,724
5.50%, 02/06/44	3,924	3,839,972
9.00%, 03/01/31	13,655	16,039,615
Rogers Communications, Inc.
3.70%, 11/15/49	3,115	2,251,390
3.80%, 03/15/32	5,515	5,145,080
4.30%, 02/15/48	2,897	2,279,098
4.35%, 05/01/49	1,100	869,880
4.50%, 03/15/42	3,695	3,152,108
4.50%, 03/15/43(c)	1,998	1,666,214
4.55%, 03/15/52	8,840	7,024,672
5.00%, 02/15/29	5,266	5,307,213
5.00%, 03/15/44	3,983	3,537,458
5.30%, 02/15/34	6,105	6,070,344
5.45%, 10/01/43	3,073	2,873,838
7.50%, 08/15/38	2,931	3,341,134
Sprint Capital Corp.
6.88%, 11/15/28	6,595	6,946,334
8.75%, 03/15/32	10,350	12,269,660
Telefonica Emisiones SA
4.67%, 03/06/38	2,941	2,684,326
4.90%, 03/06/48	5,733	4,863,276
5.21%, 03/08/47	10,920	9,702,966
5.52%, 03/01/49	5,300	4,867,784
7.05%, 06/20/36	10,399	11,531,666
Telefonica Europe BV, 8.25%, 09/15/30	7,438	8,389,228
TELUS Corp.
3.40%, 05/13/32	5,595	5,119,274
3.70%, 09/15/27	3,668	3,631,176
4.30%, 06/15/49	20	16,015
4.60%, 11/16/48	340	283,931
T-Mobile USA, Inc.
2.05%, 02/15/28	9,360	9,008,583
2.25%, 11/15/31	6,394	5,631,513
2.40%, 03/15/29	2,903	2,744,211
2.55%, 02/15/31	12,734	11,586,002
2.63%, 02/15/29	5,605	5,339,034
2.70%, 03/15/32	5,200	4,636,678
2.88%, 02/15/31	5,990	5,523,531
3.00%, 02/15/41	13,161	9,785,784
3.30%, 02/15/51	13,714	9,071,873
3.38%, 04/15/29	10,305	9,999,936
3.40%, 10/15/52	12,845	8,533,607
3.50%, 04/15/31	16,705	15,825,686
3.60%, 11/15/60	6,983	4,595,916
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 04/15/30	$31,107	$30,270,964
4.20%, 10/01/29	4,025	3,986,102
4.38%, 04/15/40	9,650	8,560,631
4.50%, 04/15/50	12,550	10,230,855
4.63%, 01/15/33	3,640	3,580,431
4.70%, 01/15/35	4,630	4,489,372
4.80%, 07/15/28	4,940	4,976,084
4.85%, 01/15/29	5,155	5,200,803
4.95%, 03/15/28	5,955	6,013,614
4.95%, 11/15/35	5,180	5,086,508
5.00%, 02/15/36	5,955	5,868,681
5.05%, 07/15/33	11,842	11,924,066
5.13%, 05/15/32	2,830	2,869,348
5.15%, 04/15/34	5,645	5,690,312
5.20%, 01/15/33	3,685	3,747,630
5.25%, 06/15/55	4,430	3,982,771
5.30%, 05/15/35	4,850	4,909,577
5.50%, 01/15/55	3,115	2,901,170
5.65%, 01/15/53	8,185	7,801,319
5.70%, 01/15/56	4,765	4,572,957
5.75%, 01/15/34	5,330	5,561,773
5.75%, 01/15/54	5,565	5,377,720
5.80%, 09/15/62	3,415	3,318,542
5.85%, 02/15/56	4,265	4,177,533
5.88%, 11/15/55	4,810	4,729,775
6.00%, 06/15/54	3,870	3,864,049
6.70%, 12/15/33	1,630	1,791,565
Verizon Communications, Inc.
1.50%, 09/18/30	6,087	5,372,952
1.68%, 10/30/30	5,538	4,900,245
1.75%, 01/20/31	11,440	10,096,534
2.10%, 03/22/28	13,435	12,922,240
2.36%, 03/15/32	21,952	19,273,464
2.55%, 03/21/31	14,761	13,467,135
2.65%, 11/20/40	14,073	10,009,343
2.85%, 09/03/41	5,372	3,838,662
2.88%, 11/20/50	13,059	8,073,321
2.99%, 10/30/56	17,259	10,237,853
3.00%, 11/20/60	6,052	3,522,560
3.15%, 03/22/30	7,094	6,758,325
3.40%, 03/22/41	14,840	11,550,539
3.55%, 03/22/51	20,183	14,195,492
3.70%, 03/22/61	16,110	10,892,945
3.85%, 11/01/42	4,406	3,552,910
3.88%, 02/08/29	6,392	6,321,493
3.88%, 03/01/52	5,350	3,962,585
4.00%, 03/22/50	6,332	4,854,040
4.02%, 12/03/29	16,524	16,287,120
4.13%, 08/15/46	4,717	3,792,116
4.27%, 01/15/36	4,940	4,580,539
4.33%, 09/21/28	14,121	14,122,464
4.40%, 11/01/34	10,304	9,815,310
4.50%, 08/10/33	11,957	11,625,087
4.52%, 09/15/48	5,290	4,396,001
4.67%, 03/15/55	4,028	3,319,270
4.75%, 01/15/33	5,020	4,971,333
4.75%, 11/01/41	3,253	2,937,325
4.78%, 02/15/35	5,140	4,996,882
4.81%, 03/15/39	5,642	5,288,316
4.86%, 08/21/46	11,259	9,922,183
5.00%, 01/15/36	12,815	12,577,395

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.01%, 04/15/49	$3,865	$3,409,767
5.01%, 08/21/54	4,193	3,659,135
5.05%, 05/09/33	4,485	4,538,923
5.25%, 04/02/35	8,225	8,274,772
5.25%, 03/16/37	5,692	5,654,792
5.40%, 07/02/37	11,106	11,144,507
5.50%, 03/16/47	2,906	2,785,506
5.50%, 02/23/54(c)	4,550	4,341,836
5.75%, 11/30/45	7,375	7,261,239
5.85%, 09/15/35	3,937	4,133,533
5.88%, 11/30/55	6,995	6,877,809
6.00%, 11/30/65	6,245	6,153,689
6.05%, 05/14/58, (5-year CMT + 1.81%)(a)	4,730	4,790,667
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	5,705	5,790,755
6.40%, 09/15/33	1,770	1,918,929
6.55%, 09/15/43	4,148	4,488,588
7.75%, 12/01/30	3,787	4,248,963
Vodafone Group PLC
4.25%, 09/17/50	4,529	3,513,373
4.38%, 02/19/43	2,305	1,948,930
4.88%, 06/19/49	6,398	5,480,658
5.00%, 05/30/38	2,693	2,636,189
5.13%, 06/19/59	50	44,189
5.25%, 05/30/48	5,225	4,744,476
5.63%, 02/10/53	4,510	4,261,765
5.75%, 06/28/54	7,480	7,144,907
5.75%, 02/10/63	2,065	1,935,821
5.88%, 06/28/64	4,440	4,262,883
6.15%, 02/27/37	5,800	6,231,917
6.25%, 11/30/32	4,023	4,294,693
7.88%, 02/15/30	4,220	4,681,583
		1,495,529,736
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	3,534	3,492,617
3.90%, 11/19/29	4,334	4,225,616
4.65%, 03/12/31	690	682,347
6.05%, 05/14/34	2,445	2,555,362
6.35%, 03/15/40	2,914	3,045,336
Mattel, Inc.
5.00%, 11/17/30(c)	1,635	1,630,904
5.45%, 11/01/41	1,725	1,583,527
		17,215,709
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,334	2,072,382
3.05%, 02/15/51	3,082	2,005,249
3.25%, 06/15/27	6,461	6,406,889
3.30%, 09/15/51	4,580	3,117,677
3.55%, 02/15/50	4,291	3,109,299
3.90%, 08/01/46	3,673	2,894,014
4.05%, 06/15/48	3,489	2,775,275
4.13%, 06/15/47	3,855	3,131,637
4.15%, 04/01/45	4,723	3,911,525
4.15%, 12/15/48	3,600	2,911,007
4.38%, 09/01/42	2,307	2,027,638
4.40%, 03/15/42	2,862	2,538,702
4.45%, 03/15/43	3,770	3,330,609
4.45%, 01/15/53	3,235	2,680,492
4.55%, 09/01/44	3,838	3,376,128
Security	Par (000)	Value
Transportation (continued)
4.70%, 09/01/45	$3,039	$2,711,327
4.90%, 04/01/44	3,794	3,515,448
4.95%, 09/15/41	2,073	1,985,058
5.05%, 03/01/41	2,889	2,819,698
5.15%, 09/01/43	3,455	3,307,420
5.20%, 04/15/54	6,580	6,099,768
5.40%, 06/01/41	2,552	2,567,110
5.50%, 03/15/55	5,350	5,188,224
5.55%, 03/15/56	3,665	3,572,942
5.75%, 05/01/40	3,836	4,005,136
5.80%, 03/15/56	4,015	4,054,195
6.15%, 05/01/37	3,133	3,425,022
6.20%, 08/15/36	1,800	1,968,512
Canadian National Railway Co.
2.45%, 05/01/50	3,307	1,942,801
3.20%, 08/02/46	2,934	2,083,001
3.65%, 02/03/48	2,799	2,106,154
3.85%, 08/05/32	3,895	3,718,542
4.20%, 03/12/31	1,710	1,680,769
4.35%, 05/12/29	800	798,158
4.38%, 09/18/34	2,585	2,507,878
4.40%, 08/05/52	3,030	2,535,598
4.45%, 01/20/49	3,297	2,795,104
4.75%, 11/12/35	1,200	1,181,093
4.95%, 05/12/36	1,125	1,119,749
5.85%, 11/01/33	1,735	1,854,457
6.13%, 11/01/53	1,840	1,943,601
6.20%, 06/01/36	2,350	2,551,584
6.25%, 08/01/34	3,380	3,687,398
6.38%, 11/15/37	2,682	2,965,973
6.90%, 07/15/28	3,795	3,991,127
Canadian Pacific Railway Co.
2.05%, 03/05/30	2,621	2,394,346
2.45%, 12/02/31	6,485	5,768,839
2.88%, 11/15/29	2,603	2,469,248
3.00%, 12/02/41	5,702	4,214,985
3.10%, 12/02/51	9,097	5,938,233
3.50%, 05/01/50	2,840	2,021,019
4.00%, 06/01/28	3,525	3,498,352
4.00%, 03/15/29	2,185	2,158,719
4.20%, 11/15/69	1,872	1,394,194
4.30%, 05/15/43	1,916	1,648,119
4.70%, 05/01/48	2,480	2,166,072
4.80%, 03/30/30	2,675	2,698,455
4.80%, 09/15/35	1,733	1,712,029
4.80%, 08/01/45	2,757	2,479,455
4.95%, 08/15/45	2,302	2,107,187
5.20%, 03/30/35	2,720	2,759,504
5.50%, 03/15/56	2,025	1,957,638
5.95%, 05/15/37	2,973	3,154,858
6.13%, 09/15/2115	4,064	4,202,579
7.13%, 10/15/31	1,968	2,180,840
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,520	4,487,681
CSX Corp.
2.40%, 02/15/30	2,978	2,764,756
2.50%, 05/15/51(c)	2,476	1,448,908
3.25%, 06/01/27	6,106	6,048,246
3.35%, 09/15/49	2,874	2,011,072
3.80%, 03/01/28	4,511	4,475,272
3.80%, 11/01/46	3,549	2,747,725

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 04/15/50	$2,641	$2,000,653
3.95%, 05/01/50	3,041	2,348,594
4.10%, 11/15/32	4,141	4,014,076
4.10%, 03/15/44	3,473	2,884,351
4.25%, 03/15/29	5,440	5,418,198
4.25%, 11/01/66	3,033	2,308,964
4.30%, 03/01/48	4,100	3,379,820
4.40%, 03/01/43	2,055	1,800,006
4.50%, 03/15/49	1,941	1,631,204
4.50%, 11/15/52(c)	3,786	3,191,691
4.50%, 08/01/54	2,084	1,736,539
4.65%, 03/01/68	2,350	1,929,688
4.75%, 05/30/42	3,125	2,872,960
4.75%, 11/15/48	3,286	2,912,778
4.90%, 03/15/55	790	703,908
5.05%, 06/15/35	4,085	4,097,842
5.20%, 11/15/33	3,005	3,075,450
5.50%, 04/15/41	2,674	2,693,053
6.00%, 10/01/36	2,700	2,892,706
6.15%, 05/01/37	3,750	4,051,292
6.22%, 04/30/40	3,098	3,354,343
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,558	4,780,668
FedEx Corp.
2.40%, 05/15/31	4,945	4,437,314
3.10%, 08/05/29	5,479	5,246,741
3.25%, 05/15/41	1,145	868,656
3.40%, 02/15/28	110	108,360
3.88%, 08/01/42	290	231,257
3.90%, 02/01/35	800	735,940
4.05%, 02/15/48	3,025	2,354,051
4.10%, 04/15/43	210	171,497
4.10%, 02/01/45	220	176,205
4.25%, 05/15/30	4,235	4,182,502
4.40%, 01/15/47	760	622,202
4.55%, 04/01/46	4,260	3,586,722
4.75%, 11/15/45	7,216	6,212,814
4.90%, 01/15/34	1,225	1,213,357
4.95%, 10/17/48	795	700,557
5.10%, 01/15/44	180	165,173
5.25%, 05/15/50	3,065	2,831,025
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	250	246,842
4.65%, 03/15/31(b)	220	216,519
4.95%, 03/15/33(b)	250	245,069
5.25%, 03/15/36(b)	5,180	5,058,276
GXO Logistics, Inc.
2.65%, 07/15/31	3,012	2,670,416
6.25%, 05/06/29	3,520	3,639,646
6.50%, 05/06/34	2,690	2,814,097
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	480	483,612
Kirby Corp., 4.20%, 03/01/28	3,197	3,179,088
Norfolk Southern Corp.
2.30%, 05/15/31	2,785	2,496,437
2.55%, 11/01/29	2,471	2,321,614
2.90%, 08/25/51	2,928	1,822,196
3.00%, 03/15/32	2,830	2,588,417
3.05%, 05/15/50	3,327	2,162,556
3.15%, 06/01/27	2,209	2,185,189
3.16%, 05/15/55	3,846	2,454,590
Security	Par (000)	Value
Transportation (continued)
3.40%, 11/01/49	$1,609	$1,119,386
3.70%, 03/15/53	1,926	1,378,256
3.80%, 08/01/28	3,949	3,903,871
3.94%, 11/01/47	3,439	2,675,196
3.95%, 10/01/42	2,887	2,370,746
4.05%, 08/15/52	3,584	2,757,599
4.10%, 05/15/49	1,990	1,558,573
4.10%, 05/15/2121	2,725	1,880,593
4.15%, 02/28/48	3,180	2,561,763
4.45%, 03/01/33	2,654	2,607,804
4.45%, 06/15/45	2,492	2,140,859
4.55%, 06/01/53	3,275	2,727,165
4.65%, 01/15/46	2,579	2,261,007
4.84%, 10/01/41	2,697	2,508,236
5.05%, 08/01/30	3,295	3,351,913
5.10%, 05/01/35	2,165	2,177,646
5.10%, 08/01/2118	1,775	1,526,496
5.35%, 08/01/54	4,535	4,263,419
5.55%, 03/15/34	2,090	2,170,811
5.95%, 03/15/64	2,707	2,743,758
Ryder System, Inc.
4.30%, 06/15/27	2,200	2,197,767
4.30%, 12/01/30	1,100	1,081,845
4.85%, 06/15/30(c)	1,895	1,908,673
4.90%, 12/01/29	1,515	1,527,464
4.95%, 09/01/29	1,610	1,627,716
5.00%, 03/15/30	1,150	1,164,471
5.25%, 06/01/28	3,242	3,289,227
5.38%, 03/15/29	2,525	2,580,175
5.50%, 06/01/29	1,775	1,819,007
5.65%, 03/01/28	3,241	3,308,091
6.30%, 12/01/28	2,240	2,331,043
6.60%, 12/01/33	3,145	3,442,125
Union Pacific Corp.
2.38%, 05/20/31	4,490	4,066,311
2.40%, 02/05/30	4,430	4,123,539
2.80%, 02/14/32	6,332	5,770,774
2.89%, 04/06/36	3,732	3,143,674
2.95%, 03/10/52	4,380	2,776,768
2.97%, 09/16/62(c)	4,450	2,601,400
3.20%, 05/20/41	4,375	3,399,490
3.25%, 02/05/50	8,376	5,758,216
3.35%, 08/15/46	2,086	1,499,015
3.38%, 02/01/35	2,386	2,130,262
3.38%, 02/14/42	2,400	1,874,049
3.50%, 02/14/53	5,770	4,059,915
3.55%, 08/15/39	2,985	2,517,886
3.55%, 05/20/61	2,979	2,006,951
3.60%, 09/15/37	2,731	2,400,216
3.70%, 03/01/29	3,738	3,679,546
3.75%, 02/05/70	3,380	2,290,424
3.80%, 10/01/51	4,703	3,527,253
3.80%, 04/06/71	4,145	2,851,599
3.84%, 03/20/60	8,031	5,789,865
3.85%, 02/14/72	2,135	1,483,593
3.88%, 02/01/55	2,270	1,687,709
3.95%, 09/10/28	4,939	4,905,299
3.95%, 08/15/59	2,431	1,788,245
4.00%, 04/15/47	2,754	2,178,895
4.05%, 11/15/45	2,256	1,823,435
4.05%, 03/01/46	2,915	2,352,849

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 09/15/67	$2,371	$1,745,619
4.30%, 03/01/49	3,046	2,503,079
4.50%, 01/20/33	4,600	4,582,203
4.50%, 09/10/48	2,308	1,947,330
4.95%, 09/09/52	495	450,506
4.95%, 05/15/53	2,390	2,148,030
5.10%, 02/20/35	3,915	3,982,790
5.15%, 01/20/63	1,678	1,536,607
5.60%, 12/01/54	3,685	3,649,927
6.63%, 02/01/29	4,015	4,250,369
United Parcel Service, Inc.
2.50%, 09/01/29	2,905	2,740,705
3.05%, 11/15/27	6,791	6,691,672
3.40%, 03/15/29	4,561	4,449,146
3.40%, 11/15/46	2,061	1,479,229
3.40%, 09/01/49	3,316	2,329,684
3.63%, 10/01/42	2,055	1,627,494
3.75%, 11/15/47	4,677	3,545,368
4.25%, 03/15/49	3,518	2,842,462
4.45%, 04/01/30	3,242	3,253,020
4.65%, 10/15/30(c)	2,450	2,470,072
4.88%, 03/03/33	4,755	4,825,120
4.88%, 11/15/40	2,938	2,788,959
5.05%, 03/03/53	5,010	4,509,997
5.15%, 05/22/34	3,975	4,063,365
5.20%, 04/01/40	2,889	2,858,612
5.25%, 05/14/35(c)	3,600	3,677,675
5.30%, 04/01/50	6,007	5,680,111
5.50%, 05/22/54	5,085	4,898,095
5.60%, 05/22/64	2,915	2,793,501
5.95%, 05/14/55	6,020	6,159,145
6.05%, 05/14/65	4,405	4,500,901
6.20%, 01/15/38	7,237	7,858,871
Walmart, Inc.
1.50%, 09/22/28	6,678	6,301,783
1.80%, 09/22/31	9,112	8,065,914
3.95%, 09/09/27	4,075	4,071,992
		633,116,654
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,841	1,606,226
3.10%, 06/01/51	1,775	1,128,700
3.50%, 03/15/28	1,842	1,810,503
3.50%, 06/01/32	1,533	1,417,757
4.00%, 06/30/30	940	916,018
4.55%, 11/07/28	1,303	1,301,141
4.70%, 04/01/29	1,907	1,911,310
4.90%, 03/15/33	1,775	1,768,337
5.20%, 03/15/44	1,147	1,058,216
5.45%, 09/15/33	1,850	1,876,207
5.50%, 06/15/35	3,170	3,204,917
6.05%, 03/15/34	2,632	2,771,956
6.05%, 06/05/54	3,780	3,818,158
6.90%, 05/01/34	2,075	2,288,706
		26,878,152
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29	20	19,766
6.00%, 06/16/30(c)	900	899,901
		919,667
Security	Par (000)	Value
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	$2,685	$2,404,154
2.80%, 05/01/30	3,249	3,045,215
2.95%, 09/01/27	2,530	2,491,545
3.25%, 06/01/51	3,471	2,326,800
3.45%, 06/01/29	3,926	3,814,553
3.45%, 05/01/50	3,599	2,524,452
3.75%, 09/01/28	2,417	2,384,185
3.75%, 09/01/47	4,495	3,413,696
4.00%, 12/01/46	2,175	1,708,779
4.15%, 06/01/49	3,406	2,690,344
4.20%, 09/01/48	2,192	1,759,501
4.30%, 12/01/42	1,529	1,327,120
4.30%, 09/01/45	2,421	2,014,593
4.45%, 06/01/32	3,015	2,961,717
4.63%, 06/01/29	1,755	1,762,455
5.15%, 03/01/34	1,925	1,957,253
5.20%, 04/01/36	2,625	2,627,914
5.25%, 03/01/35	3,725	3,784,072
5.45%, 03/01/54	2,460	2,343,681
5.70%, 09/01/55	4,120	4,065,543
6.59%, 10/15/37	1,180	1,323,133
Essential Utilities, Inc.
2.40%, 05/01/31	2,824	2,527,155
2.70%, 04/15/30	2,611	2,426,482
3.35%, 04/15/50	3,404	2,292,585
3.57%, 05/01/29	1,517	1,472,286
4.28%, 05/01/49	3,455	2,752,923
4.80%, 08/15/27	1,625	1,631,272
5.13%, 03/15/36	1,350	1,329,475
5.25%, 08/15/35	1,200	1,202,965
5.30%, 05/01/52	2,720	2,483,925
5.38%, 01/15/34	1,075	1,092,655
United Utilities PLC, 6.88%, 08/15/28	1,071	1,120,482
		73,062,910
Total Corporate Bonds & Notes — 24.6% (Cost: $35,663,139,669)		33,728,275,783
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28(c)	3,320	3,305,027
4.00%, 03/18/30	10,540	10,502,260
4.63%, 04/30/29	2,185	2,218,622
Export Development Canada
3.75%, 09/07/27	360	358,785
3.88%, 02/14/28	1,005	1,002,236
4.00%, 06/20/30	4,920	4,893,077
4.13%, 02/13/29	14,295	14,313,092
4.75%, 06/05/34	4,045	4,143,495
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,310	1,482,191
Series HK, 9.38%, 04/15/30	1,595	1,872,098
Series HQ, 9.50%, 11/15/30	290	347,601
Province of Alberta Canada
1.30%, 07/22/30	5,857	5,212,323
3.30%, 03/15/28	5,130	5,060,217
4.30%, 11/02/35	6,320	6,153,287
4.50%, 06/26/29	4,805	4,851,837

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.50%, 01/24/34	$5,340	$5,333,542
Province of British Columbia Canada
1.30%, 01/29/31(c)	4,415	3,863,944
3.90%, 08/27/30	220	217,069
4.05%, 04/23/31	60	59,348
4.20%, 07/06/33	11,810	11,577,610
4.70%, 01/24/28	1,480	1,494,138
4.75%, 06/12/34	9,925	10,019,204
4.80%, 11/15/28	7,240	7,349,062
4.80%, 06/11/35	12,020	12,145,166
4.90%, 04/24/29	11,875	12,110,044
7.25%, 09/01/36	388	461,397
Province of Manitoba Canada
1.50%, 10/25/28(c)	410	385,220
4.30%, 07/27/33	145	142,529
4.90%, 05/31/34	7,540	7,666,289
Province of New Brunswick Canada, 3.63%, 02/24/28	2,031	2,013,596
Province of Ontario Canada
1.13%, 10/07/30	6,752	5,924,014
1.60%, 02/25/31	7,865	6,975,825
1.80%, 10/14/31	3,965	3,487,040
2.00%, 10/02/29	5,825	5,431,754
2.13%, 01/21/32(c)	6,195	5,501,860
3.70%, 09/17/29	10,000	9,852,420
3.80%, 01/29/29	560	555,249
3.90%, 09/04/30	170	167,822
4.20%, 01/18/29	10,360	10,374,814
4.45%, 11/20/35(c)	9,630	9,482,050
4.70%, 01/15/30	2,245	2,281,671
4.85%, 06/11/35	9,330	9,486,797
4.85%, 05/29/36	1,545	1,565,072
5.05%, 04/24/34	8,375	8,650,127
Province of Quebec Canada
1.35%, 05/28/30	5,888	5,268,715
1.90%, 04/21/31(c)	2,145	1,920,591
3.63%, 04/13/28	8,475	8,404,386
3.88%, 01/14/31(c)	5,820	5,724,047
4.25%, 09/05/34	10,120	9,876,094
4.50%, 04/03/29	16,430	16,581,956
4.50%, 09/08/33	735	733,275
4.63%, 08/28/35	12,120	12,071,730
4.63%, 06/03/36	2,150	2,135,496
Series PD, 7.50%, 09/15/29	7,182	7,896,556
Province of Saskatchewan Canada
3.25%, 06/08/27	40	39,693
4.65%, 01/28/30	865	875,867
		291,819,227
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	9,467	8,606,059
2.55%, 01/27/32	10,726	9,545,991
2.55%, 07/27/33	13,048	11,207,668
3.10%, 05/07/41	13,176	10,060,837
3.10%, 01/22/61	7,955	4,942,341
3.24%, 02/06/28	10,760	10,568,639
3.25%, 09/21/71(c)	4,818	3,014,864
3.50%, 01/31/34	9,538	8,675,276
3.50%, 01/25/50	11,785	8,519,763
3.63%, 10/30/42	2,695	2,168,987
3.86%, 06/21/47	6,153	4,835,934
Security	Par (000)	Value
Chile (continued)
4.00%, 01/31/52	$4,238	$3,318,558
4.34%, 03/07/42	7,641	6,749,998
4.35%, 04/13/31	200	196,995
4.85%, 01/22/29	9,550	9,638,496
4.95%, 01/05/36	9,849	9,756,047
5.33%, 01/05/54	7,212	6,892,327
5.65%, 01/13/37	6,355	6,622,557
		125,321,337
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,900	4,332,322
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,112	7,193,995
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	2,035	1,780,124
2.15%, 07/28/31	6,380	5,600,385
2.85%, 02/14/30	7,241	6,774,609
3.05%, 03/12/51	7,235	4,633,045
3.20%, 09/23/61	3,115	1,915,449
3.35%, 03/12/71	3,690	2,278,988
3.40%, 09/18/29	4,280	4,159,559
3.50%, 01/11/28	5,737	5,674,289
3.50%, 02/14/50	3,776	2,667,067
3.55%, 03/31/32	5,335	4,966,761
3.70%, 10/30/49	4,871	3,574,399
3.85%, 10/15/30	9,471	9,142,859
4.10%, 04/24/28	5,510	5,492,458
4.15%, 09/20/27	5,350	5,361,199
4.20%, 10/15/50	7,260	5,741,775
4.30%, 04/16/31	1,210	1,189,375
4.30%, 03/31/52	3,705	2,968,577
4.35%, 02/21/31	450	442,549
4.35%, 01/11/48	7,810	6,445,245
4.40%, 03/10/29	2,900	2,894,415
4.45%, 04/15/70	4,575	3,610,848
4.55%, 01/11/28	4,835	4,854,393
4.65%, 09/20/32	7,670	7,550,529
4.70%, 02/10/34	4,320	4,204,818
4.75%, 02/11/29	6,043	6,090,919
4.75%, 09/10/34	6,090	5,913,642
4.85%, 01/11/33	6,945	6,871,871
4.90%, 04/16/36	1,320	1,275,265
4.95%, 02/21/36	630	610,895
5.03%, 05/29/31	520	524,067
5.10%, 02/10/54(c)	3,110	2,882,934
5.15%, 09/10/54(c)	2,900	2,679,164
5.25%, 01/15/30	2,110	2,145,427
5.35%, 02/11/49(c)	4,450	4,285,604
5.45%, 09/20/52(c)	2,415	2,308,970
5.48%, 02/21/56(c)	760	737,475
5.60%, 01/15/35	5,500	5,621,783
5.65%, 01/11/53(c)	3,680	3,611,281
5.69%, 05/29/36	5,170	5,273,832
		154,756,844
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,070	10,204,951

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
3.25%, 01/17/28	$4,035	$3,945,924
3.88%, 07/03/50(c)	9,090	6,577,143
4.13%, 01/17/48	3,070	2,357,824
4.50%, 01/13/31	40	39,269
4.50%, 01/17/33	8,620	8,302,483
4.50%, 01/30/43	6,263	5,361,129
4.50%, 04/03/2120(c)	4,493	3,270,649
5.38%, 03/12/29	330	334,496
5.38%, 02/19/30	100	101,756
5.50%, 03/12/34	14,450	14,700,629
5.63%, 02/19/35	10,000	10,239,254
5.75%, 03/12/54	7,295	6,955,245
State of Israel
2.50%, 01/15/30	2,930	2,711,371
3.38%, 01/15/50	7,323	4,865,037
		79,967,160
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	10,590	10,099,140
3.88%, 05/06/51	9,839	7,179,458
4.00%, 10/17/49	10,160	7,703,080
5.38%, 06/15/33	8,162	8,483,648
		33,465,326
Japan — 0.0%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,415	5,594,187
1.88%, 04/15/31	14,424	12,875,886
2.00%, 10/17/29	4,007	3,719,776
2.13%, 02/16/29	4,955	4,688,040
2.75%, 11/16/27	6,285	6,157,874
2.88%, 06/01/27	6,505	6,426,491
2.88%, 07/21/27	4,947	4,877,538
3.25%, 07/20/28	5,161	5,061,010
3.50%, 10/31/28	4,005	3,939,296
4.38%, 10/05/27	1,240	1,243,435
4.38%, 01/24/31	1,900	1,902,873
4.38%, 01/23/36	110	107,232
4.63%, 07/22/27	150	150,763
4.63%, 07/19/28	1,970	1,986,209
4.63%, 04/17/34	4,190	4,191,536
4.88%, 10/18/28	1,360	1,380,041
Japan International Cooperation Agency
1.00%, 07/22/30	2,894	2,533,944
1.75%, 04/28/31	80	70,922
3.38%, 06/12/28	815	801,636
4.00%, 05/23/28	440	438,304
4.25%, 05/22/30	1,230	1,226,258
4.38%, 05/28/31	40	40,097
4.75%, 05/21/29	950	962,528
		70,375,876
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	16,037	14,192,002
3.25%, 04/16/30	11,180	10,461,447
3.50%, 02/12/34	13,373	11,397,466
3.75%, 01/11/28	10,475	10,327,058
3.77%, 05/24/61	13,396	8,048,282
4.28%, 08/14/41	12,566	9,896,663
4.35%, 01/15/47	6,012	4,441,271
Security	Par (000)	Value
Mexico (continued)
4.40%, 02/12/52	$10,087	$7,217,128
4.50%, 04/22/29	15,325	15,181,433
4.50%, 01/31/50	9,831	7,288,746
4.60%, 01/23/46	11,914	9,234,948
4.60%, 02/10/48	9,056	6,868,158
4.75%, 03/22/31	850	830,194
4.75%, 04/27/32	13,682	13,140,226
4.75%, 03/08/44	18,113	14,636,184
4.88%, 05/19/33	10,578	10,042,201
5.00%, 05/07/29	3,199	3,208,467
5.00%, 04/27/51	12,389	9,768,573
5.38%, 03/22/33	20,800	20,355,599
5.40%, 02/09/28	4,037	4,082,544
5.55%, 01/21/45(c)	13,850	12,513,921
5.63%, 02/09/34	11,700	11,494,898
5.63%, 09/22/35	3,280	3,187,589
5.75%, 10/12/2110	12,111	9,888,772
5.85%, 07/02/32	8,185	8,282,036
6.00%, 05/13/30	8,732	9,009,849
6.00%, 05/07/36	8,720	8,695,072
6.05%, 01/11/40	13,036	12,751,099
6.13%, 02/09/38	12,655	12,440,267
6.34%, 05/04/53	13,561	12,693,871
6.35%, 02/09/35	12,935	13,222,222
6.40%, 05/07/54	11,910	11,191,969
6.63%, 01/29/38	5,796	5,934,769
6.75%, 09/27/34	9,977	10,581,865
6.75%, 02/09/56	9,060	8,876,824
6.88%, 05/13/37	16,760	17,572,971
7.38%, 05/13/55	10,835	11,465,831
7.50%, 04/08/33	6,512	7,381,931
8.30%, 08/15/31	7,396	8,651,341
		386,455,687
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	12,480	10,498,765
3.16%, 01/23/30	7,973	7,537,657
3.30%, 01/19/33	5,575	4,965,911
3.87%, 07/23/60	11,818	8,071,970
3.88%, 03/17/28	6,512	6,420,736
4.30%, 04/29/53	7,479	5,739,324
4.50%, 05/15/47	5,031	4,141,509
4.50%, 04/16/50	10,764	8,619,685
4.50%, 04/01/56	9,555	7,407,627
4.50%, 01/19/63	7,205	5,486,050
5.23%, 02/23/34	350	346,921
5.66%, 02/23/38	100	99,923
6.40%, 02/14/35	11,930	12,674,540
6.70%, 01/26/36	10,706	11,580,219
6.85%, 03/28/54(c)	6,075	6,501,054
6.88%, 01/31/36(c)	4,730	5,171,326
7.50%, 03/01/31(c)	3,965	4,394,323
7.88%, 03/01/57	2,367	2,855,010
8.00%, 03/01/38	5,725	6,752,090
8.88%, 09/30/27	5,956	6,275,075
9.38%, 04/01/29	6,582	7,387,400
		132,927,115
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	7,030	5,810,829

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
2.78%, 01/23/31	$14,549	$13,422,234
2.78%, 12/01/60(c)	9,268	5,053,810
2.84%, 06/20/30	3,733	3,505,683
3.00%, 01/15/34	11,300	9,781,662
3.23%, 07/28/2121	4,613	2,526,055
3.30%, 03/11/41	4,176	3,231,616
3.55%, 03/10/51	7,018	4,886,171
3.60%, 01/15/72	4,805	3,044,991
4.13%, 08/25/27(c)	3,024	3,026,039
5.38%, 02/08/35	7,080	7,149,306
5.50%, 03/30/36	8,200	8,289,177
5.63%, 11/18/50	11,330	10,952,581
5.88%, 08/08/54	7,395	7,224,400
6.20%, 06/30/55	5,225	5,298,207
6.55%, 03/14/37	6,210	6,838,533
8.75%, 11/21/33	10,590	12,911,621
		112,952,915
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	825	859,850
Philippines Government International Bonds
1.65%, 06/10/31	7,581	6,579,419
1.95%, 01/06/32	2,710	2,345,501
2.46%, 05/05/30	8,004	7,427,689
2.65%, 12/10/45	6,920	4,393,256
2.95%, 05/05/45	6,172	4,164,426
3.00%, 02/01/28	10,281	10,060,049
3.20%, 07/06/46	10,043	6,958,857
3.56%, 09/29/32	5,128	4,784,711
3.70%, 03/01/41	8,409	6,800,275
3.70%, 02/02/42	8,644	6,897,444
3.75%, 01/14/29	8,291	8,164,410
3.95%, 01/20/40	8,485	7,194,095
4.20%, 03/29/47	4,535	3,635,182
4.25%, 07/27/31	440	433,572
4.38%, 03/05/30	2,698	2,685,219
4.63%, 07/17/28	2,585	2,599,185
4.75%, 03/05/35	6,120	5,899,189
5.00%, 07/17/33	6,400	6,379,084
5.00%, 01/27/36	1,410	1,379,067
5.00%, 01/13/37	5,130	4,982,335
5.17%, 10/13/27	3,199	3,242,272
5.18%, 09/05/49	3,880	3,541,943
5.25%, 05/14/34	5,435	5,458,032
5.50%, 02/04/35	6,490	6,595,884
5.50%, 01/17/48	5,605	5,360,049
5.60%, 05/14/49	4,155	4,016,001
5.61%, 04/13/33	4,490	4,640,945
5.75%, 01/27/51(c)	1,050	1,039,277
5.90%, 02/04/50(c)	4,620	4,662,818
5.95%, 10/13/47	3,320	3,354,499
6.38%, 01/15/32	5,892	6,359,869
6.38%, 10/23/34	8,890	9,585,879
7.75%, 01/14/31	8,123	9,159,617
9.50%, 02/02/30	7,054	8,242,063
		179,881,963
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,910	5,958,174
Security	Par (000)	Value
Poland (continued)
4.63%, 04/14/31	$80	$80,248
4.88%, 02/12/30	14,830	15,087,178
4.88%, 10/04/33	12,050	12,050,180
5.13%, 09/18/34	14,484	14,544,100
5.38%, 02/12/35	13,000	13,199,128
5.38%, 04/14/36	5,520	5,539,931
5.50%, 11/16/27	8,881	9,031,618
5.50%, 04/04/53	14,095	13,107,878
5.50%, 03/18/54	11,580	10,734,303
5.75%, 11/16/32	9,360	9,845,531
6.13%, 04/14/56	500	500,339
		109,678,608
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	4,181	3,680,078
1.38%, 02/09/31	1,987	1,740,477
2.13%, 01/18/32	3,125	2,769,056
2.50%, 06/29/41	5,668	4,128,543
3.75%, 01/13/29	180	178,109
3.75%, 09/22/30	3,910	3,820,278
3.88%, 01/13/31	1,424	1,397,135
4.00%, 09/11/27	2,025	2,019,296
4.00%, 09/11/29	3,560	3,539,425
4.13%, 10/17/27	1,587	1,585,386
4.25%, 09/15/27	3,847	3,848,556
4.50%, 01/11/29	2,310	2,327,798
4.50%, 09/15/32	3,195	3,206,825
4.63%, 01/14/28	2,800	2,817,613
4.63%, 01/11/34	3,288	3,289,670
4.88%, 01/14/30	1,155	1,176,687
5.00%, 01/11/28	5,635	5,702,931
5.13%, 09/18/28	4,740	4,832,989
5.13%, 01/11/33	5,084	5,252,485
5.13%, 09/18/33	2,610	2,699,073
5.25%, 01/14/35	2,385	2,482,453
Korea Development Bank(The)
2.00%, 10/25/31	4,344	3,859,635
3.75%, 01/28/29	480	474,781
3.75%, 09/16/30	4,670	4,563,938
4.00%, 01/28/31	910	897,868
4.13%, 10/16/27	1,060	1,058,882
4.25%, 09/08/32	5,700	5,639,462
4.38%, 02/15/28	6,171	6,189,986
4.38%, 02/15/33	7,703	7,630,706
4.50%, 02/15/29	4,215	4,249,558
4.63%, 02/03/28	1,985	1,998,943
4.88%, 02/03/30	1,145	1,165,962
5.38%, 10/23/28	2,200	2,257,792
5.63%, 10/23/33	2,065	2,201,784
Korea International Bonds
1.00%, 09/16/30	4,435	3,881,541
1.75%, 10/15/31	4,255	3,751,331
2.50%, 06/19/29	5,835	5,566,135
3.50%, 09/20/28	2,035	2,006,408
3.63%, 02/12/29	270	266,875
3.63%, 10/29/30	800	781,425
3.88%, 02/12/31	530	522,192
3.88%, 09/20/48	1,313	1,104,033
4.13%, 06/10/44(c)	1,181	1,060,016

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.50%, 07/03/29	$3,590	$3,626,124
		127,250,240
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	770	755,653
3.63%, 03/03/31	2,750	2,686,600
3.88%, 06/12/28	3,430	3,419,643
4.00%, 03/18/30(c)	10,709	10,660,406
4.13%, 01/22/36	5,315	5,167,764
4.38%, 11/03/27	5,115	5,141,424
4.38%, 03/14/28	4,195	4,219,133
4.50%, 06/12/35	12,790	12,843,969
5.75% , (5-year CMT + 1.58%)(a)(h)	3,678	3,589,284
Asian Development Bank
0.75%, 10/08/30	3,099	2,685,634
1.25%, 06/09/28(c)	3,025	2,863,701
1.50%, 03/04/31	3,809	3,377,685
1.75%, 09/19/29	8,722	8,098,499
1.88%, 03/15/29	1,415	1,334,168
1.88%, 01/24/30	8,346	7,721,397
2.38%, 08/10/27	1,090	1,069,860
2.50%, 11/02/27	7,877	7,715,531
2.75%, 01/19/28	6,620	6,489,861
3.13%, 08/20/27	9,958	9,858,237
3.13%, 09/26/28	909	891,034
3.13%, 04/27/32	1,700	1,601,699
3.63%, 08/28/29	15,235	15,025,285
3.75%, 04/25/28	12,339	12,279,398
3.75%, 08/28/30(c)	8,270	8,151,655
3.88%, 09/28/32	4,895	4,792,177
3.88%, 06/14/33	9,240	9,003,387
4.00%, 01/12/33	15,999	15,742,187
4.13%, 05/30/30(c)	10,100	10,101,663
4.13%, 01/12/34	9,801	9,670,105
4.25%, 01/14/36(c)	14,640	14,439,742
4.38%, 01/14/28	5,100	5,129,420
4.38%, 03/06/29	12,661	12,764,716
4.38%, 03/22/35(c)	13,312	13,300,636
4.50%, 08/25/28	14,235	14,376,758
4.75%, 02/12/30	360	361,043
4.88%, 09/26/28(c)	660	661,255
5.82%, 06/16/28	7,220	7,449,891
6.22%, 08/15/27	2,670	2,726,135
6.38%, 10/01/28(c)	3,125	3,263,163
Asian Infrastructure Investment Bank(The)
3.63%, 09/15/28	2,278	2,257,218
3.75%, 09/14/27	4,417	4,402,460
3.88%, 04/22/31	5,055	4,993,647
4.00%, 01/18/28	5,504	5,500,694
4.13%, 01/18/29	4,120	4,127,523
4.13%, 01/14/36	1,680	1,639,776
4.25%, 03/13/34	7,905	7,846,281
4.50%, 01/16/30	7,012	7,098,792
4.50%, 05/21/35	10,235	10,301,768
Corp. Andina de Fomento
5.00%, 01/24/29	5,420	5,516,443
5.00%, 01/22/30	6,670	6,804,656
Council of Europe Development Bank
3.63%, 01/26/28	860	854,582
3.63%, 05/08/28	40	39,700
3.75%, 01/14/31	1,525	1,500,379
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/24/29	$2,620	$2,623,442
4.50%, 01/15/30	2,558	2,587,736
4.63%, 06/11/27	1,559	1,568,799
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,813	3,817,884
4.25%, 03/13/34	10,930	10,837,033
4.38%, 03/09/28	1,355	1,363,056
European Investment Bank
0.63%, 10/21/27	252	240,771
0.75%, 09/23/30	3,185	2,765,448
0.88%, 05/17/30	4,830	4,263,140
1.25%, 02/14/31	11,919	10,459,245
1.63%, 10/09/29	4,920	4,544,209
1.63%, 05/13/31	1,145	1,016,670
1.75%, 03/15/29	7,405	6,958,923
3.25%, 11/15/27	3,815	3,775,837
3.63%, 07/15/30	18,985	18,635,857
3.75%, 05/15/29	110	109,064
3.75%, 11/15/29	12,500	12,364,244
3.75%, 03/13/31	4,300	4,226,377
3.75%, 02/14/33	22,280	21,604,041
3.88%, 03/15/28	5,958	5,944,568
3.88%, 06/15/28	870	867,716
3.88%, 10/15/30	7,225	7,152,480
4.00%, 02/15/29	4,260	4,254,232
4.13%, 02/13/34	23,155	22,823,609
4.25%, 08/16/32	22,595	22,605,764
4.25%, 02/08/36(c)	14,620	14,416,393
4.38%, 10/10/31	14,750	14,887,539
4.50%, 10/16/28	1,685	1,702,395
4.50%, 03/14/30	25,285	25,629,652
4.63%, 02/12/35	13,340	13,572,092
4.75%, 06/15/29	25,836	26,337,429
4.88%, 02/15/36	7,626	7,881,229
Inter-American Development Bank
0.63%, 09/16/27	2,835	2,715,903
1.13%, 07/20/28	10,320	9,712,498
1.13%, 01/13/31(c)	13,046	11,405,928
2.25%, 06/18/29(c)	8,692	8,241,245
2.38%, 07/07/27(c)	8,629	8,482,614
3.13%, 09/18/28	10,070	9,869,854
3.20%, 08/07/42	3,925	3,148,182
3.50%, 09/14/29	3,035	2,979,746
3.50%, 04/12/33	13,512	12,868,965
3.63%, 09/17/31	8,228	8,008,337
3.75%, 06/14/30	3,921	3,865,948
3.88%, 10/28/41	6,891	6,080,104
4.00%, 01/12/28	6,776	6,774,307
4.13%, 02/15/29(c)	14,240	14,261,244
4.13%, 01/23/36	12,605	12,288,231
4.38%, 07/17/34	15,480	15,490,940
4.38%, 07/16/35	10,860	10,815,684
4.38%, 01/24/44	3,334	3,080,731
4.50%, 02/15/30(c)	9,727	9,854,795
4.50%, 09/13/33	7,105	7,178,014
Inter-American Investment Corp.
3.63%, 11/20/28	2,320	2,293,240
4.13%, 02/15/28	1,645	1,646,252
4.25%, 02/14/29	3,940	3,951,437
4.25%, 04/01/30	4,820	4,831,134

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 05/28/31	$70	$70,506
4.75%, 09/19/28	1,938	1,964,375
International Bank for Reconstruction & Development
0.75%, 11/24/27	13,215	12,600,677
0.75%, 08/26/30(c)	13,324	11,589,955
0.88%, 05/14/30(c)	17,525	15,467,612
1.13%, 09/13/28	24,601	23,049,069
1.25%, 02/10/31(c)	17,940	15,746,787
1.38%, 04/20/28	21,255	20,245,093
1.63%, 11/03/31	24,445	21,415,968
1.75%, 10/23/29(c)	13,256	12,279,349
2.50%, 11/22/27	23,466	22,962,358
2.50%, 03/29/32(c)	3,977	3,624,786
3.13%, 06/15/27	14,265	14,144,042
3.50%, 07/12/28	20,331	20,115,468
3.50%, 10/28/30	840	818,899
3.63%, 05/05/28(c)	2,639	2,620,002
3.63%, 09/21/29	9,560	9,422,352
3.88%, 10/16/29	20,965	20,817,466
3.88%, 02/14/30	20,208	20,043,822
3.88%, 08/28/34	24,400	23,576,565
4.00%, 07/25/30	9,580	9,537,622
4.00%, 01/10/31	26,277	26,122,091
4.00%, 05/06/32(c)	24,434	24,135,504
4.13%, 03/20/30	14,825	14,831,140
4.38%, 08/27/35	23,455	23,363,256
4.50%, 04/10/31	15,724	15,964,280
4.50%, 05/20/36	10,400	10,437,994
4.63%, 08/01/28(c)	11,125	11,259,907
4.63%, 01/15/32(c)	27,725	28,287,596
4.75%, 11/14/33	16,448	16,880,765
4.75%, 02/15/35(c)	2,127	2,179,644
International Finance Corp.
0.75%, 08/27/30	985	856,556
3.50%, 01/22/29(c)	5,510	5,433,710
3.88%, 07/02/30(c)	630	624,442
4.25%, 07/02/29(c)	765	768,667
4.50%, 01/21/28(c)	1,870	1,884,293
4.50%, 07/13/28	1,600	1,614,973
Nordic Investment Bank
3.38%, 09/08/27	1,410	1,398,456
3.75%, 08/28/28	500	496,892
3.75%, 05/09/30	1,355	1,334,524
3.75%, 01/23/31	160	157,304
4.25%, 02/28/29	2,030	2,038,886
4.38%, 03/14/28	1,250	1,257,212
		1,259,436,789
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	89,308
3.75%, 09/13/27	1,180	1,175,196
3.75%, 05/08/28	1,433	1,423,651
3.75%, 07/29/30	360	353,842
3.88%, 08/04/27	891	888,993
4.13%, 06/14/28	2,775	2,776,122
4.25%, 02/01/29	2,860	2,868,280
4.88%, 10/04/30	4,462	4,576,467
		14,151,859
Security	Par (000)	Value
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$3,230	$2,971,707
Uruguay Government International Bonds
4.13%, 11/20/45	2,647	2,277,426
4.38%, 10/27/27	9,380	9,390,472
4.38%, 01/23/31	12,331	12,397,820
4.98%, 04/20/55	10,576	9,532,044
5.10%, 06/18/50	16,612	15,444,597
5.44%, 02/14/37	7,380	7,584,234
5.75%, 10/28/34	11,775	12,349,217
7.63%, 03/21/36	5,076	6,004,165
		77,951,682
Total Foreign Government Obligations — 2.3% (Cost: $3,314,286,960)		3,167,918,945
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	1,875	1,792,760
California — 0.1%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(c)	1,500	1,647,500
Bay Area Toll Authority, RB, 3.13%, 04/01/55(c)	470	304,438
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	4,735	4,905,298
Series S-1, 7.04%, 04/01/50(c)	3,218	3,635,093
Series S-3, 6.91%, 10/01/50(c)	3,205	3,563,503
California Health Facilities Financing Authority, RB
4.19%, 06/01/37	325	302,988
4.35%, 06/01/41	1,905	1,731,159
California State University, RB
Class B, 2.72%, 11/01/52(c)	910	595,521
Class B, 2.94%, 11/01/52(c)	1,000	660,286
Class B, 2.98%, 11/01/51	3,315	2,237,097
5.18%, 11/01/53	2,535	2,374,934
Series E, 2.90%, 11/01/51	1,895	1,321,654
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB, Class A, 4.24%, 05/15/48 (AGM)	455	387,466
Foothill-Eastern Transportation Corridor Agency, RB
3.92%, 01/15/53	1,025	780,824
Series A, 4.09%, 01/15/49(c)	2,040	1,653,987
Golden State Tobacco Securitization Corp., RB
Class B, 3.00%, 06/01/46	540	494,808
3.12%, 06/01/38 (SAP)	2,250	1,860,856
3.49%, 06/01/36	230	195,010
3.71%, 06/01/41	830	649,176
4.21%, 06/01/50	1,535	1,103,779
Los Angeles Community College District California, GO, BAB, 6.75%, 08/01/49	1,100	1,205,488
Los Angeles County Public Works Financing Authority, RB, BAB, 7.62%, 08/01/40	1,150	1,341,254
Los Angeles Department of Water & Power, RB, BAB
Series A, 6.60%, 07/01/50(c)	385	411,291
Series D, 6.57%, 07/01/45(c)	5,325	5,615,742

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
3.01%, 05/15/50	$1,400	$896,889
3.71%, 05/15/20	2,600	1,618,719
4.13%, 05/15/32	1,550	1,500,117
4.56%, 05/15/53(c)	895	745,214
Series N, 3.26%, 05/15/60	1,835	1,155,000
Regents of the University of California Medical Center Pooled Revenue, RB, BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,793,852
Series F, 6.58%, 05/15/49	3,015	3,177,367
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	1,905	1,889,916
San Diego County Water Authority, RB, BAB, Series B, Class B, 6.14%, 05/01/49(c)	2,325	2,344,760
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Class A, 4.66%, 10/01/27	1,920	1,931,997
San Joaquin Hills Transportation Corridor Agency, RB, Class B, 3.49%, 01/15/50	1,600	1,205,399
State of California, GO
1.70%, 02/01/28(c)	140	134,639
2.50%, 10/01/29	6,000	5,677,095
3.50%, 04/01/28(c)	910	899,721
4.50%, 08/01/29	1,350	1,360,972
4.50%, 04/01/33	2,115	2,115,939
4.60%, 04/01/38	2,170	2,186,461
5.10%, 09/01/35(c)	2,250	2,291,618
5.13%, 09/01/29	1,700	1,745,528
5.13%, 03/01/38	1,000	1,001,149
5.15%, 09/01/34	5,000	5,135,701
5.20%, 03/01/43	3,790	3,720,834
5.75%, 10/01/31	1,400	1,490,034
5.88%, 10/01/41	5,000	5,158,779
Series A, Class A, 3.05%, 04/01/29	1,110	1,075,463
State of California, GO, BAB
7.30%, 10/01/39	5,220	5,969,081
7.35%, 11/01/39(c)	3,130	3,597,330
7.50%, 04/01/34(c)	8,325	9,514,359
7.55%, 04/01/39	12,470	14,795,761
7.60%, 11/01/40	7,575	9,027,980
7.63%, 03/01/40	6,850	8,109,368
University of California, RB
Series AD, 4.86%, 05/15/12(c)	3,285	2,692,760
Series AQ, 4.77%, 05/15/15	835	675,025
Series BD, 3.35%, 07/01/29	4,730	4,613,755
Series BG, 1.61%, 05/15/30	2,990	2,701,091
Series BG, 3.07%, 05/15/51	3,110	2,013,194
		157,942,019
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	700	698,275
Connecticut — 0.0%
State of Connecticut, GO, Series A, Class A, 5.85%, 03/15/32	4,765	5,034,803
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/14(c)	1,690	1,386,362
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	$1,300	$1,513,460
		2,899,822
Florida — 0.0%
County of Broward Airport System Revenue, RB, 3.48%, 10/01/43	250	207,785
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41(c)	985	896,556
County of Miami-Dade Seaport Department, RB, 6.22%, 11/01/55	245	251,226
County of Miami-Dade Transit System, RB, Series B, 2.60%, 07/01/42(c)	1,300	993,125
State Board of Administration Finance Corp., RB
1.71%, 07/01/27(c)	3,250	3,166,931
2.15%, 07/01/30	5,902	5,389,579
Class A, 5.53%, 07/01/34	4,980	5,184,219
		16,089,421
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,638	3,891,232
Project M, Series 2010-A, 6.66%, 04/01/57	3,185	3,422,622
Project P, Series 2010-A, 7.06%, 04/01/57	3,272	3,603,816
		10,917,670
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	2,095	2,087,232
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(c)	580	400,758
Illinois — 0.1%
Chicago O'Hare International Airport, RB
Series C, Class C, 4.47%, 01/01/49(c)	1,050	902,273
Series C, Class C, 4.57%, 01/01/54(c)	2,450	2,060,086
Chicago O'Hare International Airport, RB, BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,189,137
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, Class A, 6.90%, 12/01/40(c)	4,007	4,446,880
Series B, Class B, 6.90%, 12/01/40(c)	4,442	4,928,789
City of Chicago IL, GO, 5.88%, 01/01/31	720	723,156
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	1,820	1,925,665
Sales Tax Securitization Corp., RB
3.24%, 01/01/42	5,125	4,171,192
3.82%, 01/01/48	135	105,295
4.79%, 01/01/48	2,380	2,136,479
State of Illinois, GO, 5.10%, 06/01/33	28,727	29,035,547
State of Illinois, GO, BAB, Series 5, 7.35%, 07/01/35	2,786	2,984,254
		54,608,753
Indiana — 0.0%
Indiana Finance Authority, RB, 3.05%, 01/01/51(c)	645	464,922
Kansas — 0.0%
Kansas Development Finance Authority, RB, 2.77%, 05/01/51	605	415,044

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.15%, 02/01/33	$2,280	$2,265,248
4.28%, 02/01/36	1,560	1,530,788
4.48%, 08/01/39	4,415	4,244,274
5.05%, 12/01/34	1,705	1,740,711
5.20%, 12/01/39	3,975	4,035,910
		13,816,931
Maryland — 0.0%
Maryland Economic Development Corp., RB
5.43%, 05/31/56	2,785	2,691,589
5.94%, 05/31/57	1,370	1,362,593
Maryland Health & Higher Educational Facilities Authority, RB, Class D, 3.05%, 07/01/40	2,500	1,937,482
		5,991,664
Massachusetts — 0.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 5.73%, 06/01/40	2,435	2,487,243
Commonwealth of Massachusetts, GOL, 2.90%, 09/01/49(c)	2,675	1,802,546
Commonwealth of Massachusetts, GOL, BAB
4.91%, 05/01/29(c)	1,950	1,962,965
Series E, 5.46%, 12/01/39	3,700	3,750,863
Commonwealth of Massachusetts, RB, 3.77%, 07/15/29(c)	2,900	2,868,564
Massachusetts School Building Authority, RB, BAB, Series B, 5.72%, 08/15/39	1,060	1,092,907
		13,965,088
Michigan — 0.0%
Michigan Finance Authority, RB
3.08%, 12/01/34	2,110	1,922,583
3.38%, 12/01/40	845	703,857
Michigan State University, RB, 4.17%, 08/15/22	4,035	2,837,600
Michigan Strategic Fund, RB, 3.23%, 09/01/47(c)	460	347,048
University of Michigan, RB
2.56%, 04/01/50	3,000	1,863,224
Class A, 3.50%, 04/01/52	614	443,505
Class B, 3.50%, 04/01/52	475	346,461
Class C, 3.60%, 04/01/47(c)	1,800	1,479,926
Class A, 4.45%, 04/01/22(c)	5,580	4,321,216
Series B, 2.44%, 04/01/40	2,862	2,126,559
		16,391,979
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	1,924	1,534,299
Mississippi — 0.0%
State of Mississippi, GO, BAB, Series F, 5.25%, 11/01/34	1,000	1,013,740
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,409,584
Security	Par (000)	Value
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The), RB, Series A, Class A, 3.04%, 10/01/49	$2,000	$1,420,951
Nevada — 0.0%
County of Clark Department of Aviation, RB, BAB, Series C, 6.82%, 07/01/45(c)	850	930,583
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	4,351	4,528,402
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	2,650	2,910,880
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	6,292	7,156,980
Series F, 7.41%, 01/01/40	6,979	8,153,603
Rutgers The State University of New Jersey, RB
3.27%, 05/01/43	1,000	808,337
Series P, 3.92%, 05/01/19(c)	1,475	957,499
Rutgers The State University of New Jersey, RB, BAB, Class H, 5.67%, 05/01/40	900	915,566
		25,431,267
New York — 0.1%
City of New York, GO
5.11%, 10/01/54(c)	3,775	3,447,449
5.26%, 10/01/44	4,200	4,042,437
5.26%, 10/01/52	500	467,870
5.37%, 10/01/51(c)	1,750	1,670,061
5.56%, 10/01/45	1,035	1,019,787
5.65%, 02/01/46	1,285	1,282,701
5.80%, 02/01/52	4,365	4,380,387
5.83%, 10/01/53(c)	5,500	5,556,378
5.94%, 02/01/55	130	133,492
6.29%, 02/01/45	300	310,402
6.39%, 02/01/55	1,015	1,059,881
City of New York, GO, BAB
Series C-1, 5.52%, 10/01/37	3,000	3,007,448
Series F1, 6.27%, 12/01/37	2,755	2,904,603
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	4,025	4,109,406
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	3,870	4,465,816
Metropolitan Transportation Authority, RB, BAB, Series 2010-A, 6.67%, 11/15/39	50	53,598
New York City Municipal Water Finance Authority, RB
5.88%, 06/15/44(c)	3,200	3,186,623
5.95%, 06/15/42	3,000	3,037,036
New York City Municipal Water Finance Authority, RB, BAB
5.44%, 06/15/43	1,385	1,318,445
5.72%, 06/15/42	3,145	3,111,602
6.01%, 06/15/42	1,860	1,885,626
New York State Dormitory Authority, RB
5.23%, 07/01/35	4,250	4,373,185
5.83%, 07/01/55	2,500	2,580,848
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	2,495	2,521,503

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB
3.14%, 02/15/51	$1,145	$814,833
3.29%, 08/01/69	1,300	812,776
4.03%, 09/01/48(c)	1,440	1,168,603
4.23%, 10/15/57	865	687,597
5.07%, 07/15/53	2,820	2,611,297
Series 164, 5.65%, 11/01/40(c)	6,255	6,534,430
Series 165, 5.65%, 11/01/40	1,795	1,874,335
Series 168, 4.93%, 10/01/51(c)	4,165	3,773,989
Series 174, 4.46%, 10/01/62	6,585	5,403,251
Series 181, 4.96%, 08/01/46(c)	2,000	1,893,399
Series 182, 5.31%, 08/01/46	1,000	969,699
Series 192, 4.81%, 10/15/65(c)	4,235	3,690,082
Series 225, 3.18%, 07/15/60	675	424,978
United Nations Development Corp., RB, 6.54%, 08/01/55	765	803,829
		91,389,682
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The), RB, 3.20%, 01/15/51	1,100	739,050
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	6,075	7,557,530
JobsOhio Beverage System, RB
2.83%, 01/01/38 (ETM)	1,915	1,598,149
4.53%, 01/01/35	2,190	2,190,437
Ohio State University (The), RB, Series A, 4.80%, 06/01/11	350	284,766
Ohio Turnpike & Infrastructure Commission, RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,283,684
		12,914,566
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB
4.38%, 11/01/45	3,690	3,467,314
4.62%, 06/01/44	1,655	1,580,277
4.71%, 05/01/52(c)	3,280	3,011,293
5.09%, 02/01/52(c)	3,680	3,448,273
		11,507,157
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, 5.68%, 06/30/28 (NPFGC)	748	756,304
Oregon State University, RB, 3.42%, 03/01/60 (BAM)	1,100	727,869
State of Oregon, GO, 5.89%, 06/01/27	4,426	4,502,601
		5,986,774
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB
Class A, 2.99%, 06/01/42	1,130	859,908
Class A, 3.86%, 06/01/38(c)	4,200	3,868,591
Series A, 4.14%, 06/01/38	50	46,651
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	2,665	2,665,668
Pennsylvania State University (The), RB
2.79%, 09/01/43	1,750	1,340,162
2.84%, 09/01/50	975	645,935
Pennsylvania Turnpike Commission, RB, BAB, Series B, Class B, 5.51%, 12/01/45	1,000	992,903
Security	Par (000)	Value
Pennsylvania (continued)
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19(c)	$2,000	$1,213,938
		11,633,756
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	1,000	1,051,009
Texas — 0.1%
Board of Regents of the University of Texas System, RB, Series B, Class B, 2.44%, 08/15/49	765	464,644
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46(c)	2,400	2,246,714
City of San Antonio Electric & Gas Systems Revenue, RB
5.47%, 02/01/45	5,415	5,431,095
5.57%, 02/01/50(c)	1,185	1,182,554
City of San Antonio Electric & Gas Systems Revenue, RB, BAB, 5.81%, 02/01/41(c)	1,875	1,947,760
Dallas Area Rapid Transit, RB, Class A, 2.61%, 12/01/48	2,895	1,936,614
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48(c)	3,250	3,027,895
Series B, 6.00%, 12/01/44	400	407,040
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	685	753,177
Dallas County Hospital District, GOL, BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,215,293
Dallas Fort Worth International Airport, RB
2.84%, 11/01/46(c)	1,720	1,241,477
Class A, 2.99%, 11/01/38(c)	1,200	1,028,880
Class A, 4.09%, 11/01/51(c)	1,245	1,006,719
Class A, 4.51%, 11/01/51	4,505	3,867,792
Series A, Class A, 3.14%, 11/01/45	1,405	1,063,042
Series C, Class C, 2.92%, 11/01/50(c)	2,670	1,843,556
Series C, Class C, 3.09%, 11/01/40	340	272,210
Dallas Independent School District, GO, BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,762
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	4,805	3,321,736
North Texas Tollway Authority, RB, BAB, Series B, Class B, 6.72%, 01/01/49(c)	4,120	4,452,281
Permanent University Fund - Texas A&M University System, RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,628,602
Permanent University Fund - University of Texas System, RB, Series A, 3.38%, 07/01/47	2,125	1,592,353
State of Texas, GO, BAB
5.52%, 04/01/39	4,968	4,978,786
Series A, Class A, 4.68%, 04/01/40(c)	2,550	2,403,423
Texas Department of Transportation State Highway Fund, RB, First Class, 5.18%, 04/01/30	5,115	5,180,466
Texas Natural Gas Securitization Finance Corp., RB
5.10%, 04/01/35(c)	6,717	6,853,595
5.17%, 04/01/41	6,200	6,216,409

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, Class B, 3.92%, 12/31/49(c)	$3,350	$2,629,372
Texas Transportation Commission, GO, 2.47%, 10/01/44	2,505	1,754,930
		70,349,177
Virginia — 0.0%
University of Virginia, RB
2.26%, 09/01/50(c)	2,980	1,704,649
2.58%, 11/01/51(c)	2,915	1,742,009
Series A, 3.23%, 09/01/19	790	434,441
Series C, 4.18%, 09/01/17	840	598,756
Williamsburg Economic Development Authority, RB, 4.96%, 11/01/35	720	718,182
		5,198,037
Washington — 0.0%
Central Puget Sound Regional Transit Authority, RB, BAB, 5.49%, 11/01/39	1,200	1,203,061
Total Municipal Debt Obligations — 0.4% (Cost: $617,480,725)		549,229,834
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 23.9%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	18	17,976
2.50%, 02/01/28	235	231,276
2.50%, 01/01/30	3,788	3,694,702
2.50%, 03/01/31	42	41,022
2.50%, 08/01/31	1,366	1,317,923
2.50%, 10/01/31	3,234	3,111,173
2.50%, 11/01/31	20	19,050
2.50%, 12/01/31	5,228	5,022,765
2.50%, 02/01/32	6,288	6,044,711
2.50%, 08/01/32	77	73,152
2.50%, 01/01/33	5,489	5,246,364
2.50%, 02/01/33	14	13,669
2.50%, 04/01/33	722	686,247
3.00%, 11/01/26	14	13,059
3.00%, 01/01/27	7	7,233
3.00%, 02/01/27	21	21,105
3.00%, 04/01/27	23	23,255
3.00%, 05/01/27	168	166,125
3.00%, 06/01/27	186	184,950
3.00%, 07/01/27	14	14,215
3.00%, 08/01/27	25	24,986
3.00%, 09/01/27	124	123,902
3.00%, 11/01/27	44	43,132
3.00%, 12/01/27	29	29,364
3.00%, 01/01/28	6	5,677
3.00%, 11/01/28	35	34,802
3.00%, 01/01/29	37	36,858
3.00%, 03/01/29	194	191,716
3.00%, 05/01/29	5,754	5,677,037
3.00%, 05/01/30	1,488	1,459,260
3.00%, 06/01/30	671	659,980
3.00%, 07/01/30	1,919	1,881,070
3.00%, 12/01/30	4,147	4,055,289
3.00%, 02/01/31	1,488	1,451,171
3.00%, 05/01/31	3,158	3,075,317
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/01/31	$2,221	$2,162,576
3.00%, 08/01/31	18	17,786
3.00%, 12/01/31	12	12,054
3.00%, 02/01/32	40	39,304
3.00%, 07/01/32	3,738	3,621,602
3.00%, 09/01/32	5	4,735
3.00%, 02/01/33	8	7,799
3.00%, 05/01/33	958	920,688
3.00%, 06/01/42	337	308,842
3.00%, 10/01/42	153	139,668
3.00%, 01/01/43	353	322,871
3.00%, 02/01/43	9,015	8,281,932
3.00%, 12/01/44	27	24,147
3.00%, 04/01/45	214	193,495
3.00%, 08/01/45	140	126,735
3.00%, 12/01/45	11	9,873
3.00%, 01/01/46	842	762,366
3.00%, 02/01/46	93	84,090
3.00%, 07/01/46	1,528	1,373,363
3.00%, 08/01/46	32,666	29,357,016
3.00%, 09/01/46	12,855	11,644,543
3.00%, 10/01/46	24,735	22,274,827
3.00%, 11/01/46	19,064	17,133,718
3.00%, 12/01/46	44,038	39,584,958
3.00%, 01/01/47	10,269	9,228,790
3.00%, 02/01/47	22,178	19,931,753
3.00%, 03/01/47	112	100,298
3.00%, 04/01/47	286	256,717
3.00%, 05/01/47	16,646	15,006,418
3.00%, 06/01/47	18,256	16,406,551
3.00%, 08/01/47	2,313	2,078,682
3.00%, 09/01/47	509	460,705
3.00%, 10/01/47	5,743	5,161,252
3.00%, 11/01/47	9	8,238
3.00%, 01/01/48	13	11,378
3.00%, 11/01/48	828	735,923
3.00%, 03/01/49	172	152,332
3.00%, 05/01/49	201	179,743
3.00%, 06/01/49	132	116,683
3.50%, 06/01/26	1	714
3.50%, 03/01/32	332	325,141
3.50%, 05/01/32	966	946,946
3.50%, 08/01/32	338	330,106
3.50%, 09/01/32	425	416,438
3.50%, 06/01/33	73	71,495
3.50%, 07/01/33	3,201	3,119,125
3.50%, 11/01/33	9	9,145
3.50%, 06/01/34	2,877	2,791,093
3.50%, 03/01/38	2,453	2,343,770
3.50%, 06/01/38	651	621,745
3.50%, 09/01/38	419	401,019
3.50%, 02/01/42	44	41,152
3.50%, 05/01/42	4	3,855
3.50%, 09/01/42	7	6,220
3.50%, 10/01/42	5,439	5,121,986
3.50%, 11/01/42	417	392,920
3.50%, 01/01/43	8	7,130
3.50%, 04/01/43	2,892	2,723,697
3.50%, 06/01/43	561	528,671
3.50%, 07/01/43	964	908,283
3.50%, 08/01/43	3,477	3,274,809

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/43	$721	$679,580
3.50%, 01/01/44	9,058	8,530,959
3.50%, 02/01/44	4,561	4,296,772
3.50%, 09/01/44	3,540	3,323,609
3.50%, 10/01/44	5,290	4,936,002
3.50%, 11/01/44	78	72,652
3.50%, 12/01/45	7,338	6,800,300
3.50%, 01/01/46	145	134,786
3.50%, 03/01/46	18,727	17,405,534
3.50%, 05/01/46	2,498	2,318,108
3.50%, 06/01/46	75	69,064
3.50%, 07/01/46	3,351	3,107,604
3.50%, 08/01/46	2,493	2,315,444
3.50%, 09/01/46	3,770	3,496,584
3.50%, 10/01/46	800	741,147
3.50%, 11/01/46	558	517,242
3.50%, 12/01/46	2,919	2,704,132
3.50%, 01/01/47	1,502	1,391,459
3.50%, 02/01/47	3,960	3,669,849
3.50%, 03/01/47	2,501	2,316,428
3.50%, 04/01/47	5,677	5,249,817
3.50%, 05/01/47	1,151	1,064,777
3.50%, 07/01/47	4,762	4,402,504
3.50%, 08/01/47	13,704	12,757,367
3.50%, 09/01/47	18,372	17,008,673
3.50%, 12/01/47	3,067	2,836,916
3.50%, 01/01/48	13,642	12,663,158
3.50%, 02/01/48	15,220	14,054,582
3.50%, 03/01/48	6,285	5,805,458
3.50%, 04/01/48	1,405	1,303,624
3.50%, 05/01/48	6,930	6,405,695
3.50%, 04/01/49	917	846,160
3.50%, 05/01/49	2,688	2,476,588
3.50%, 06/01/49	1,349	1,245,642
4.00%, 12/01/32	813	803,896
4.00%, 05/01/33	1,093	1,079,087
4.00%, 09/01/41	1,842	1,785,942
4.00%, 02/01/42	1,727	1,675,376
4.00%, 03/01/42	379	366,674
4.00%, 06/01/42	2,347	2,273,098
4.00%, 08/01/42	1,062	1,028,430
4.00%, 07/01/44	2,562	2,473,315
4.00%, 01/01/45	699	669,725
4.00%, 02/01/45	962	928,749
4.00%, 06/01/45	1,584	1,520,851
4.00%, 08/01/45	2,718	2,610,715
4.00%, 09/01/45	4,248	4,079,883
4.00%, 01/01/46	1,019	978,670
4.00%, 02/01/46	136	129,378
4.00%, 03/01/46	275	262,798
4.00%, 05/01/46	2,522	2,406,243
4.00%, 06/01/46	50	47,709
4.00%, 07/01/46	2,196	2,104,431
4.00%, 08/01/46	76	72,630
4.00%, 10/01/46	2,032	1,951,595
4.00%, 11/01/46	5,888	5,618,618
4.00%, 02/01/47	2,500	2,386,009
4.00%, 08/01/47	185	176,653
4.00%, 10/01/47	549	523,538
4.00%, 11/01/47	1,010	963,333
4.00%, 01/01/48	3,986	3,802,578
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/48	$6,000	$5,726,903
4.00%, 04/01/48	102	96,779
4.00%, 06/01/48	20,859	19,876,775
4.00%, 07/01/48	93	89,051
4.00%, 08/01/48	3,995	3,795,745
4.00%, 10/01/48	1,439	1,370,774
4.00%, 12/01/48	6,721	6,407,650
4.00%, 01/01/49	1,180	1,120,871
4.50%, 08/01/30	434	434,764
4.50%, 03/01/39	589	586,009
4.50%, 05/01/39	774	769,836
4.50%, 10/01/39	467	464,596
4.50%, 01/01/40	151	150,649
4.50%, 02/01/41	962	955,859
4.50%, 04/01/41	32	31,513
4.50%, 05/01/41	2,511	2,495,200
4.50%, 05/01/42	2,519	2,503,230
4.50%, 01/01/45	1,957	1,932,225
4.50%, 11/01/45	157	154,164
4.50%, 12/01/45	87	85,998
4.50%, 01/01/46	3,053	3,010,717
4.50%, 03/01/46	161	158,937
4.50%, 04/01/46	374	367,450
4.50%, 05/01/46	270	265,262
4.50%, 07/01/46	64	62,532
4.50%, 08/01/46	228	223,767
4.50%, 09/01/46	1,844	1,819,438
4.50%, 05/01/47	1,524	1,492,386
4.50%, 06/01/47	825	808,211
4.50%, 11/01/47	92	90,771
4.50%, 04/01/48	4,938	4,833,017
4.50%, 06/01/48	5,873	5,752,084
4.50%, 07/01/48	938	920,932
4.50%, 09/01/48	690	675,645
4.50%, 10/01/48	4,832	4,743,736
4.50%, 11/01/48	27	26,721
4.50%, 12/01/48	4,475	4,379,798
4.50%, 01/01/49	1,146	1,121,272
4.50%, 05/01/49	10	9,543
5.00%, 04/01/33	1,458	1,477,835
5.00%, 06/01/33	178	180,721
5.00%, 12/01/33	344	348,471
5.00%, 07/01/35	734	742,781
5.00%, 01/01/36	367	371,572
5.00%, 01/01/37	43	43,448
5.00%, 02/01/37	43	43,895
5.00%, 02/01/38	227	229,598
5.00%, 03/01/38	1,775	1,798,051
5.00%, 12/01/38	206	209,044
5.00%, 03/01/40	56	57,221
5.00%, 08/01/40	268	271,277
5.00%, 09/01/40	1,119	1,133,172
5.00%, 08/01/41	331	334,509
5.00%, 09/01/47	201	202,256
5.00%, 03/01/48	220	221,354
5.00%, 04/01/48	3,216	3,229,335
5.00%, 05/01/48	985	989,409
5.00%, 07/01/48	646	648,568
5.00%, 10/01/48	538	539,976
5.00%, 11/01/48	520	523,095
5.00%, 04/01/49	345	346,072

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/49	$263	$264,319
5.50%, 02/01/34	494	505,589
5.50%, 05/01/35	569	585,505
5.50%, 06/01/35	315	323,952
5.50%, 05/01/36	406	417,630
5.50%, 07/01/36	704	725,235
5.50%, 03/01/38	746	769,945
5.50%, 04/01/38	123	126,871
5.50%, 01/01/39	325	333,596
5.50%, 11/01/39	352	362,388
5.95%, 05/01/42, (RFUCCT1Y + 1.81%)(a)	140	144,139
6.00%, 10/01/36	334	344,626
6.00%, 02/01/37	303	316,712
6.00%, 11/01/37	1,201	1,259,811
6.00%, 09/01/38	18	18,574
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(a)	4	4,257
6.19%, 12/01/38, (RFUCCT1Y + 1.75%)(a)	274	279,836
6.27%, 08/01/41, (RFUCCT1Y + 1.62%)(a)	81	83,363
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(a)	73	74,623
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(a)	100	102,737
6.48%, 11/01/41, (RFUCCT1Y + 1.90%)(a)	121	124,392
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(a)	195	200,882
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,852,396
Class A2, 2.92%, 06/25/32	23,000	21,098,639
Series K069, Class A2, 3.19%, 09/25/27(a)	6,885	6,797,116
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,975,513
Series K072, Class A2, 3.44%, 12/25/27	17,760	17,553,798
Series K074, Class A2, 3.60%, 01/25/28	9,896	9,791,878
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,963,878
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,907,783
Series K085, Class A2, 4.06%, 10/25/28(a)	23,000	22,841,120
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,296,945
Series K088, Class A2, 3.69%, 01/25/29	4,126	4,059,506
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,805,189
Series K092, Class A2, 3.30%, 04/25/29	414	402,154
Series K098, Class A2, 2.43%, 08/25/29	20,000	18,877,940
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,234,954
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,246,219
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,383,584
Series K108, Class A2, 1.52%, 03/25/30	3,000	2,714,381
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,898,764
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,465,951
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,225,695
Series K117, Class A2, 1.41%, 08/25/30	20,000	17,751,051
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,018,815
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,051,111
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,583,014
Series K128, Class A2, 2.02%, 03/25/31	5,500	4,953,657
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,172,954
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,164,047
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,967,591
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,283,597
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,530,872
Series K-1514, Class A2, 2.86%, 10/25/34	13,000	11,365,121
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,217,262
Series K-1521, Class A2, 2.18%, 08/25/36	2,125	1,688,671
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,943,127
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K739, Class A2, 1.34%, 09/25/27	$24,834	$24,117,821
Federal National Mortgage Association
3.00%, 02/01/47	6,523	5,934,648
3.00%, 03/01/47	5,696	5,062,404
3.50%, 11/01/51	4,535	4,237,401
4.00%, 02/01/47	6,978	6,748,785
4.00%, 01/01/57	5,205	4,903,396
4.00%, 02/01/57	5,755	5,420,732
5.84%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	124	126,380
5.96%, 02/01/42, (RFUCCT1Y + 1.81%)(a)	54	55,559
6.47%, 08/01/41, (RFUCCT1Y + 1.75%)(a)	82	84,144
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(a)	247	255,824
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,284	6,224,206
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,749	2,704,961
Series 2018-M12, Class A2, 3.65%, 08/25/30(a)	11,042	10,750,544
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	6,555	6,404,012
Series 2018-M2, Class A2, 2.93%, 01/25/28(a)	7,122	6,995,378
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	4,237	4,173,047
Series 2019-M22, Class A2, 2.52%, 08/25/29	19,811	18,784,380
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,112	12,782,295
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,813	2,717,572
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	14,977,466
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	18,105,495
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	25,772,079
Government National Mortgage Association
1.50%, 10/20/51	3,615	2,826,742
2.00%, 07/20/50	4,236	3,484,027
2.00%, 08/20/50	61,214	50,344,928
2.00%, 09/20/50	9,518	7,827,635
2.00%, 10/20/50	41,736	34,318,592
2.00%, 11/20/50	34,007	27,960,951
2.00%, 12/20/50	61,493	50,555,552
2.00%, 01/20/51	25,346	20,835,669
2.00%, 02/20/51	179,557	147,425,358
2.00%, 05/20/51	2,469	2,027,428
2.00%, 06/20/51	5,617	4,611,700
2.00%, 08/20/51	100,484	82,501,845
2.00%, 10/20/51	71,134	58,404,869
2.00%, 11/20/51	55,754	45,776,659
2.00%, 12/20/51	184,735	151,676,241
2.00%, 01/20/52	107,207	88,022,294
2.00%, 02/20/52	99,112	81,385,409
2.00%, 03/20/52	159,509	130,979,344
2.00%, 04/20/52	37,610	30,883,555
2.00%, 06/20/52	30,029	24,658,136
2.00%, 06/22/56(i)	1,243	1,019,453
2.50%, 02/15/28	12	12,154
2.50%, 10/20/31	34	33,035
2.50%, 05/20/45	2,348	2,039,779

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/20/46	$323	$281,081
2.50%, 12/20/46	10,156	8,828,123
2.50%, 01/20/47	4,706	4,090,457
2.50%, 06/20/50	12,294	10,532,123
2.50%, 08/20/50	13,881	11,819,257
2.50%, 09/20/50	30,838	26,257,388
2.50%, 01/20/51	64,153	54,944,031
2.50%, 02/20/51	107,683	92,158,414
2.50%, 04/20/51	3,399	2,909,171
2.50%, 05/20/51	222,422	190,510,061
2.50%, 06/20/51	6,800	5,819,768
2.50%, 07/20/51	189,935	162,551,599
2.50%, 08/20/51	180,531	154,503,321
2.50%, 09/20/51	3,669	3,140,302
2.50%, 10/20/51	3,336	2,855,386
2.50%, 11/20/51	27,316	23,378,158
2.50%, 12/20/51	77,685	66,485,258
2.50%, 01/20/52	35,247	30,165,185
2.50%, 02/20/52	2,809	2,403,860
2.50%, 03/20/52	150,596	128,888,698
2.50%, 04/20/52	74,434	63,704,594
2.50%, 05/20/52	21,695	18,568,219
2.50%, 07/20/52	6,942	5,941,157
2.50%, 08/20/52	13,552	11,598,364
2.50%, 09/20/52	25,588	21,899,852
2.50%, 12/20/52	5,871	5,024,827
2.50%, 10/20/53	2,089	1,787,431
2.50%, 03/20/54	3,695	3,162,489
2.50%, 06/22/56(i)	12,798	10,946,370
3.00%, 08/20/42	3,578	3,272,988
3.00%, 09/15/42	8	7,171
3.00%, 10/15/42	20	18,699
3.00%, 03/15/43	119	108,819
3.00%, 06/15/43	21	18,750
3.00%, 07/15/43	52	47,353
3.00%, 09/20/43	4,150	3,796,431
3.00%, 11/15/43	395	361,386
3.00%, 01/15/44	3,682	3,371,558
3.00%, 08/20/44	10,611	9,705,814
3.00%, 10/15/44	86	82,572
3.00%, 03/20/45	3,455	3,125,129
3.00%, 05/20/45	14,259	12,898,117
3.00%, 06/20/45	4,682	4,234,653
3.00%, 07/20/45	9,440	8,538,652
3.00%, 10/20/45	3,225	2,917,610
3.00%, 11/20/45	2,072	1,873,834
3.00%, 12/20/45	3,776	3,415,786
3.00%, 02/20/46	11,265	10,189,927
3.00%, 04/20/46	5,146	4,642,546
3.00%, 05/20/46	8,503	7,671,609
3.00%, 06/20/46	10,099	9,111,304
3.00%, 07/20/46	14,210	12,820,596
3.00%, 08/20/46	25,055	22,605,550
3.00%, 09/20/46	18,692	16,864,159
3.00%, 11/20/46	5,074	4,578,211
3.00%, 12/15/46	6,565	5,897,498
3.00%, 12/20/46	29,324	26,456,859
3.00%, 01/20/47	1,544	1,392,744
3.00%, 02/15/47	9,296	8,384,544
3.00%, 02/20/47	9,438	8,515,582
3.00%, 03/20/47	8,618	7,775,454
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/20/47	$189	$170,361
3.00%, 06/20/47	4,137	3,730,073
3.00%, 09/20/47	245	220,281
3.00%, 10/20/47	5,009	4,511,052
3.00%, 11/20/47	91	82,213
3.00%, 12/20/47	2,181	1,964,005
3.00%, 02/20/48	4,008	3,591,332
3.00%, 03/20/48	14	12,225
3.00%, 03/20/49	8,535	7,700,842
3.00%, 07/20/49	6,829	6,104,763
3.00%, 09/20/49	20,921	18,679,313
3.00%, 10/15/49	7,319	6,507,154
3.00%, 10/20/49	11,123	9,928,097
3.00%, 11/20/49	124	110,863
3.00%, 12/20/49	66,161	58,928,204
3.00%, 01/20/50	35,224	31,409,639
3.00%, 02/20/50	43,906	39,139,952
3.00%, 07/20/50	22,792	20,334,194
3.00%, 02/20/51	1,396	1,244,420
3.00%, 03/20/51	8,339	7,434,149
3.00%, 06/20/51	1,338	1,191,794
3.00%, 08/20/51	58,455	52,049,110
3.00%, 09/20/51	19,097	17,002,924
3.00%, 10/20/51	21,975	19,563,682
3.00%, 11/20/51	39,796	35,425,230
3.00%, 12/20/51	44,936	39,997,869
3.00%, 02/20/52	42,374	37,710,789
3.00%, 03/20/52	35,311	31,322,442
3.00%, 04/20/52	30,281	26,861,804
3.00%, 05/20/52	42,533	37,833,556
3.00%, 06/20/52	44,938	39,972,751
3.00%, 07/20/52	30,608	27,226,684
3.00%, 08/20/52	10,234	9,103,432
3.00%, 09/20/52	13,750	12,230,368
3.00%, 11/20/52	1,987	1,768,337
3.00%, 06/22/56(i)	10,107	8,983,663
3.50%, 11/20/40	45	42,389
3.50%, 12/20/40	32	30,137
3.50%, 05/20/41	60	56,746
3.50%, 09/15/41	110	103,132
3.50%, 10/15/41	163	152,770
3.50%, 12/15/41	1,027	964,874
3.50%, 04/15/42	72	67,944
3.50%, 08/20/42	6,400	6,033,803
3.50%, 09/15/42	228	214,300
3.50%, 09/20/42	7,578	7,144,166
3.50%, 10/15/42	190	178,790
3.50%, 10/20/42	20,419	19,249,539
3.50%, 11/15/42	319	300,040
3.50%, 11/20/42	17,741	16,724,782
3.50%, 12/15/42	475	445,841
3.50%, 12/20/42	6,292	5,931,845
3.50%, 02/15/43	308	288,947
3.50%, 02/20/43	117	109,748
3.50%, 03/15/43	291	272,914
3.50%, 03/20/43	536	503,723
3.50%, 04/15/43	15	14,508
3.50%, 04/20/43	144	135,020
3.50%, 05/15/43	572	537,155
3.50%, 06/15/43	7,964	7,478,055
3.50%, 08/20/43	99	92,786

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/43	$49	$45,495
3.50%, 10/20/43	132	124,048
3.50%, 01/15/44	92	86,455
3.50%, 01/20/44	4,065	3,810,539
3.50%, 02/20/44	1,321	1,238,783
3.50%, 03/20/44	788	738,886
3.50%, 07/20/44	22	20,764
3.50%, 08/15/44	19	17,950
3.50%, 08/20/44	4,312	4,028,535
3.50%, 09/15/44	55	51,171
3.50%, 09/20/44	7,787	7,275,293
3.50%, 10/15/44	133	123,993
3.50%, 10/20/44	1,196	1,117,463
3.50%, 11/20/44	11	10,684
3.50%, 12/20/44	726	678,625
3.50%, 01/15/45	47	44,704
3.50%, 01/20/45	100	93,691
3.50%, 03/15/45	64	59,511
3.50%, 04/20/45	7,512	6,935,136
3.50%, 05/20/45	2,928	2,679,227
3.50%, 06/15/45	31	28,409
3.50%, 06/20/45	4,232	3,907,321
3.50%, 07/20/45	111	102,728
3.50%, 08/20/45	342	313,388
3.50%, 09/20/45	10,981	10,136,484
3.50%, 10/20/45	1,074	991,337
3.50%, 11/20/45	7,858	7,255,104
3.50%, 12/20/45	4,360	4,025,041
3.50%, 03/20/46	16,040	14,806,194
3.50%, 04/20/46	7,085	6,540,108
3.50%, 06/20/46	31,211	28,809,346
3.50%, 07/20/46	194	178,968
3.50%, 08/15/46	42	38,694
3.50%, 11/20/46	320	295,156
3.50%, 12/20/46	9,152	8,447,833
3.50%, 01/15/47	32	29,976
3.50%, 01/20/47	2,163	1,996,491
3.50%, 02/20/47	36,789	33,958,158
3.50%, 03/20/47	13,711	12,659,856
3.50%, 04/20/47	12,031	11,108,301
3.50%, 06/20/47	2,689	2,482,879
3.50%, 07/20/47	338	312,101
3.50%, 08/20/47	17,673	16,315,517
3.50%, 09/15/47	40	36,483
3.50%, 09/20/47	25,617	23,653,331
3.50%, 10/20/47	11,016	10,103,672
3.50%, 11/15/47	16	14,302
3.50%, 11/20/47	15,322	14,147,471
3.50%, 12/15/47	5	4,633
3.50%, 12/20/47	8,127	7,335,769
3.50%, 01/20/48	7,406	6,837,942
3.50%, 02/20/48	2,506	2,314,517
3.50%, 04/20/48	24,444	22,475,867
3.50%, 05/15/48	210	193,210
3.50%, 05/20/48	17,015	15,710,884
3.50%, 08/20/48	3,174	2,921,938
3.50%, 09/20/48	1,514	1,398,011
3.50%, 11/20/48	2,581	2,376,291
3.50%, 01/20/49	4,213	3,890,052
3.50%, 06/20/49	519	477,026
3.50%, 09/20/49	4,199	3,862,369
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/20/49	$5,344	$4,915,499
3.50%, 12/20/49	10,480	9,639,319
3.50%, 01/20/50	21,224	19,521,224
3.50%, 03/20/50	5,915	5,440,419
3.50%, 08/20/50	4,782	4,395,052
3.50%, 01/20/51	34,093	31,336,966
3.50%, 10/20/51	1,987	1,820,482
3.50%, 01/20/52	7,789	7,135,834
3.50%, 02/20/52	14,468	13,254,990
3.50%, 04/20/52	1,434	1,311,336
3.50%, 05/20/52	27,224	24,898,158
3.50%, 07/20/52	35,944	32,924,206
3.50%, 08/20/52	6,659	6,089,642
3.50%, 10/20/52	11,850	10,833,993
3.50%, 12/20/52	8,685	7,941,872
3.50%, 01/20/53	31,304	28,624,451
3.50%, 05/20/53	20,236	18,612,187
3.50%, 06/20/53	18,916	17,386,853
3.50%, 07/20/53	36,493	33,543,500
3.50%, 06/23/55(i)	70,926	63,885,197
4.00%, 06/15/39	4	4,003
4.00%, 09/20/40	1,611	1,550,296
4.00%, 01/15/41	1	600
4.00%, 01/20/41	527	507,242
4.00%, 02/15/41	1,326	1,283,792
4.00%, 05/20/41	10	9,688
4.00%, 07/15/41	599	578,600
4.00%, 09/15/41	15	14,175
4.00%, 09/20/41	703	676,669
4.00%, 10/15/41	262	253,019
4.00%, 11/15/41	143	138,108
4.00%, 12/15/41	582	561,927
4.00%, 12/20/41	2,382	2,291,347
4.00%, 01/15/42	59	56,531
4.00%, 01/20/42	1,037	997,735
4.00%, 02/15/42	245	236,708
4.00%, 03/15/42	1,267	1,219,422
4.00%, 04/15/42	413	398,079
4.00%, 09/20/42	524	504,292
4.00%, 08/15/43	9	8,791
4.00%, 10/20/43	2,561	2,462,946
4.00%, 03/15/44	67	64,131
4.00%, 04/15/44	27	26,124
4.00%, 06/15/44	97	92,911
4.00%, 08/15/44	8	7,946
4.00%, 08/20/44	183	174,676
4.00%, 09/15/44	2	1,691
4.00%, 10/15/44	9	8,110
4.00%, 10/20/44	3,438	3,279,581
4.00%, 12/20/44	230	219,365
4.00%, 01/20/45	5,390	5,141,126
4.00%, 08/20/45	3,042	2,900,796
4.00%, 09/20/45	3,560	3,394,626
4.00%, 10/20/45	424	404,145
4.00%, 01/20/46	1,619	1,543,668
4.00%, 03/20/46	7,888	7,521,621
4.00%, 07/20/46	1,713	1,631,879
4.00%, 08/20/46	17	16,480
4.00%, 09/20/46	390	371,051
4.00%, 11/20/46	3,761	3,584,628
4.00%, 12/15/46	3,264	3,110,254

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/47	$12,860	$12,236,329
4.00%, 06/20/47	5,173	4,922,456
4.00%, 07/20/47	22,460	21,371,746
4.00%, 08/20/47	1,107	1,053,292
4.00%, 11/20/47	13,599	12,939,795
4.00%, 12/20/47	34	31,939
4.00%, 01/20/48	109	103,846
4.00%, 03/15/48	32	30,082
4.00%, 03/20/48	15,905	15,133,806
4.00%, 04/20/48	8,422	8,005,041
4.00%, 05/15/48	1,360	1,290,736
4.00%, 05/20/48	9,090	8,641,250
4.00%, 08/20/48	14,160	13,459,237
4.00%, 09/20/48	7,299	6,941,605
4.00%, 10/20/48	433	411,295
4.00%, 11/20/48	12,155	11,555,086
4.00%, 02/20/49	5,297	5,037,053
4.00%, 03/20/49	214	203,576
4.00%, 05/20/49	917	869,512
4.00%, 06/15/49	533	504,438
4.00%, 06/20/49	1,333	1,261,681
4.00%, 09/15/49	1,524	1,448,073
4.00%, 01/20/50	52,792	50,056,033
4.00%, 02/20/50	21,037	20,003,414
4.00%, 07/20/50	3,854	3,653,984
4.00%, 07/20/52	7,063	6,661,331
4.00%, 09/20/52	65,759	62,021,261
4.00%, 10/20/52	32,096	30,271,880
4.00%, 12/20/52	13,946	13,153,771
4.00%, 03/20/53	7,875	7,427,504
4.00%, 10/20/53	5,982	5,640,844
4.00%, 06/22/56(i)	132,911	123,574,470
4.50%, 04/15/39	221	218,837
4.50%, 08/15/39	1,076	1,064,436
4.50%, 11/20/39	548	542,861
4.50%, 01/20/40	148	147,011
4.50%, 06/15/40	1,040	1,031,346
4.50%, 07/15/40	507	502,413
4.50%, 08/15/40	739	732,459
4.50%, 08/20/40	908	899,318
4.50%, 09/15/40	881	873,340
4.50%, 10/20/40	2,225	2,204,541
4.50%, 06/20/41	1,984	1,965,686
4.50%, 07/20/41	10,210	10,115,484
4.50%, 09/20/41	1,361	1,348,094
4.50%, 12/20/41	275	271,993
4.50%, 11/20/45	2,343	2,312,011
4.50%, 02/15/46	3	2,828
4.50%, 08/20/46	2,846	2,809,491
4.50%, 09/20/46	435	430,256
4.50%, 10/20/46	2,095	2,068,646
4.50%, 11/20/46	815	805,068
4.50%, 12/20/46	337	332,859
4.50%, 02/20/47	352	347,378
4.50%, 04/20/47	394	387,338
4.50%, 05/20/47	390	384,068
4.50%, 06/20/47	904	889,412
4.50%, 07/20/47	2,047	2,014,399
4.50%, 10/20/47	630	617,355
4.50%, 04/20/48	1,501	1,471,934
4.50%, 05/20/48	3,859	3,783,875
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/48	$4,245	$4,161,669
4.50%, 07/20/48	5,463	5,355,863
4.50%, 08/20/48	8,779	8,606,510
4.50%, 09/20/48	442	433,232
4.50%, 10/20/48	456	446,752
4.50%, 11/20/48	127	124,507
4.50%, 12/20/48	4,727	4,614,846
4.50%, 01/20/49	135	131,880
4.50%, 02/20/49	1,361	1,332,830
4.50%, 03/20/49	1,886	1,849,322
4.50%, 05/20/49	457	447,689
4.50%, 06/20/49	5,979	5,861,749
4.50%, 07/20/49	4,417	4,330,760
4.50%, 08/20/49	1,743	1,708,671
4.50%, 07/20/52	3,645	3,540,062
4.50%, 08/20/52	80,430	78,233,124
4.50%, 09/20/52	13,325	12,937,855
4.50%, 12/20/52	9,471	9,192,520
4.50%, 04/20/53	61,467	59,580,378
4.50%, 05/20/53	31,608	30,706,891
4.50%, 06/20/53	51,972	50,352,437
4.50%, 04/20/54	28,749	27,761,296
4.50%, 10/20/54	88,975	85,822,159
4.50%, 11/20/54	49,737	48,027,951
4.50%, 06/22/56(i)	139,886	134,549,994
5.00%, 12/15/36	257	259,401
5.00%, 01/15/39	866	874,571
5.00%, 07/15/39	1,510	1,525,005
5.00%, 05/15/40	575	580,370
5.00%, 07/20/40	3,039	3,075,632
5.00%, 08/20/40	1,161	1,174,773
5.00%, 05/15/47	919	924,878
5.00%, 06/15/47	99	99,424
5.00%, 11/15/47	335	337,205
5.00%, 12/15/47	243	244,512
5.00%, 01/15/48	316	318,222
5.00%, 02/15/48	458	460,875
5.00%, 03/20/48	822	830,188
5.00%, 04/20/48	2,813	2,842,321
5.00%, 05/20/48	3,037	3,050,187
5.00%, 10/20/48	61	61,512
5.00%, 11/20/48	1,087	1,091,903
5.00%, 12/20/48	2,030	2,041,638
5.00%, 01/20/49	3,394	3,412,906
5.00%, 04/20/49	7,961	8,005,566
5.00%, 05/20/49	916	919,623
5.00%, 06/20/49	6,923	6,951,518
5.00%, 07/20/52	3,670	3,647,968
5.00%, 09/20/52	4,633	4,609,980
5.00%, 11/20/52	16,887	16,798,263
5.00%, 12/20/52	32,144	31,975,493
5.00%, 01/20/53	37,855	37,651,741
5.00%, 02/20/53	5,943	5,914,692
5.00%, 04/20/53	24,566	24,396,321
5.00%, 05/20/53	63,237	62,862,783
5.00%, 06/20/53	6,860	6,809,920
5.00%, 07/20/53	72,895	72,436,056
5.00%, 08/20/53	7,924	7,865,267
5.00%, 11/20/53	17,078	16,945,485
5.00%, 05/20/54	499	494,735
5.00%, 06/20/54	35,224	34,918,936

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/20/54	$27,854	$27,570,706
5.00%, 10/20/54	45,946	45,517,508
5.00%, 11/20/54	145,745	144,377,080
5.00%, 12/20/54	172,099	170,306,985
5.00%, 05/20/55	3,541	3,503,391
5.00%, 06/20/55	1,155	1,140,867
5.00%, 08/20/55	1,692	1,671,854
5.00%, 02/20/56	17,232	17,024,749
5.00%, 06/22/56(i)	287,780	284,159,316
5.50%, 03/15/36	405	414,617
5.50%, 06/20/38	479	493,039
5.50%, 03/20/39	718	739,018
5.50%, 12/15/39	167	172,116
5.50%, 01/15/40	1,729	1,781,765
5.50%, 04/20/48	164	168,675
5.50%, 12/20/52	52,364	53,191,648
5.50%, 01/20/53	16,029	16,279,826
5.50%, 02/20/53	12,414	12,608,109
5.50%, 03/20/53	27,040	27,435,052
5.50%, 04/20/53	80,770	81,940,848
5.50%, 05/20/53	7,605	7,724,621
5.50%, 06/20/53	26,615	27,024,709
5.50%, 07/20/53	37,989	38,593,340
5.50%, 09/20/53	125,195	126,931,970
5.50%, 10/20/53	33,905	34,371,128
5.50%, 04/20/54	26,010	26,296,859
5.50%, 05/20/54	1,454	1,469,870
5.50%, 06/20/54	4,400	4,447,897
5.50%, 07/20/54	5,608	5,667,661
5.50%, 08/20/54	66,667	67,483,983
5.50%, 09/20/54	2,989	3,017,479
5.50%, 10/20/54	26,269	26,517,242
5.50%, 11/20/54	53,454	53,954,056
5.50%, 12/20/54	6,033	6,089,240
5.50%, 01/20/55	39,686	40,049,427
5.50%, 02/20/55	37,151	37,490,746
5.50%, 06/20/55	4,639	4,677,096
5.50%, 08/20/55	1,763	1,775,401
5.50%, 11/20/55	10,662	10,733,305
5.50%, 01/20/56	18,591	18,738,801
5.50%, 02/20/56	24,354	24,542,003
5.50%, 03/20/56	26,271	26,473,874
5.50%, 06/22/56(i)	213,049	214,362,935
6.00%, 03/15/37	1,261	1,313,814
6.00%, 09/20/38	550	576,057
6.00%, 11/15/39	230	241,811
6.00%, 02/20/53	6,268	6,453,798
6.00%, 09/20/53	15,801	16,168,612
6.00%, 10/20/53	24,377	24,944,192
6.00%, 02/20/54	3,322	3,398,811
6.00%, 06/20/54	30,587	31,302,788
6.00%, 07/20/54	49,480	50,638,553
6.00%, 08/20/54	151,249	154,790,774
6.00%, 09/20/54	87,638	89,690,683
6.00%, 07/20/55	63	64,215
6.00%, 01/20/56	1,040	1,061,091
6.00%, 02/20/56	7,499	7,655,820
6.00%, 04/20/56	21,153	21,622,105
6.00%, 05/20/56	21,750	22,270,595
6.00%, 06/22/56(i)	31,283	31,871,428
6.50%, 10/20/38	788	836,603
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 03/20/53	$8,268	$8,633,239
6.50%, 05/20/53	6,980	7,284,268
6.50%, 06/15/54(i)	129,469	134,812,014
6.50%, 06/20/54	53,135	55,473,358
6.50%, 07/20/54	126,789	132,367,720
6.50%, 12/20/55	34,021	35,401,460
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	12,760	11,472,455
1.50%, 04/01/36	228	205,107
1.50%, 07/01/36	2,335	2,097,961
1.50%, 10/01/36	9,476	8,512,746
1.50%, 01/01/37	3,981	3,574,965
1.50%, 02/01/37	114,817	103,088,873
1.50%, 03/01/37	117,840	105,745,330
1.50%, 04/01/37	18,157	16,293,613
1.50%, 05/01/37	5,064	4,544,315
1.50%, 08/01/37	15,233	13,679,889
1.50%, 11/01/37	39,424	35,377,940
1.50%, 06/18/40(i)	123,138	110,542,877
1.50%, 11/01/50	76,016	58,422,179
1.50%, 01/01/51	21,307	16,374,094
1.50%, 04/01/51	7,702	5,913,947
1.50%, 05/01/51	85,982	66,020,400
1.50%, 07/01/51	118,829	91,239,490
1.50%, 11/01/51	77,854	59,761,266
1.50%, 04/01/52	7,973	6,121,014
1.50%, 06/11/56(i)	64,650	49,305,679
2.00%, 10/01/35	20,273	18,759,684
2.00%, 11/01/35	9,110	8,446,490
2.00%, 12/01/35	46,643	43,053,532
2.00%, 01/01/36	3,358	3,095,905
2.00%, 02/01/36	232,338	214,614,545
2.00%, 03/01/36	60,916	56,156,174
2.00%, 04/01/36	308	284,369
2.00%, 05/01/36	52,661	48,556,866
2.00%, 06/01/36	29,571	27,209,542
2.00%, 07/01/36	11,492	10,566,763
2.00%, 08/01/36	17,804	16,407,720
2.00%, 09/01/36	19,974	18,360,314
2.00%, 10/01/36	25,536	23,477,560
2.00%, 11/01/36	34,919	32,161,467
2.00%, 12/01/36	61,101	56,226,573
2.00%, 01/01/37	97,205	89,497,665
2.00%, 02/01/37	53,277	48,978,715
2.00%, 03/01/37	24,834	22,814,186
2.00%, 04/01/37	109,734	100,732,241
2.00%, 05/01/37	46,012	42,225,865
2.00%, 06/01/37	97,271	89,364,484
2.00%, 08/01/37	13,668	12,559,870
2.00%, 10/01/37	7,107	6,522,454
2.00%, 06/18/40(i)	177,339	162,829,672
2.00%, 05/01/50	25,564	20,758,195
2.00%, 06/01/50	57,063	46,315,708
2.00%, 07/01/50	49,641	40,274,850
2.00%, 09/01/50	54,068	43,960,081
2.00%, 10/01/50	132,373	107,446,465
2.00%, 11/01/50	2,120	1,716,387
2.00%, 12/01/50	192,661	157,259,445
2.00%, 01/01/51	81,654	66,798,127
2.00%, 02/01/51	386,082	311,994,534
2.00%, 03/01/51	407,382	330,054,779

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/51	$483,786	$392,017,361
2.00%, 05/01/51	103,106	83,676,764
2.00%, 06/01/51	239,574	194,246,436
2.00%, 07/01/51	297,453	240,762,255
2.00%, 08/01/51	139,221	112,009,791
2.00%, 09/01/51	46,384	37,405,463
2.00%, 10/01/51	579,508	468,325,047
2.00%, 11/01/51	450,628	364,104,561
2.00%, 12/01/51	385,783	311,344,768
2.00%, 01/01/52	215,792	173,963,117
2.00%, 02/01/52	513,736	413,667,194
2.00%, 03/01/52	423,052	340,362,983
2.00%, 04/01/52	73,717	59,372,191
2.00%, 05/01/52	58,894	47,471,688
2.00%, 06/01/52	68,044	54,811,255
2.00%, 07/01/52	8,584	6,916,319
2.00%, 08/01/52	7,204	5,800,372
2.00%, 10/01/52	147,060	118,417,632
2.00%, 07/01/53	17,216	13,901,410
2.00%, 12/01/53	21,136	17,018,204
2.00%, 06/11/56(i)	65,106	52,064,332
2.50%, 05/01/27	110	108,722
2.50%, 10/01/27	177	175,009
2.50%, 01/01/28	29	28,499
2.50%, 03/01/28	43	42,116
2.50%, 06/01/28	8	7,805
2.50%, 09/01/28	23	22,713
2.50%, 12/01/28	12	11,708
2.50%, 09/01/29	24	23,387
2.50%, 12/01/29	343	337,980
2.50%, 02/01/30	450	438,339
2.50%, 03/01/30	1,685	1,638,880
2.50%, 04/01/30	94	91,234
2.50%, 06/01/30	257	249,888
2.50%, 07/01/30	522	507,329
2.50%, 08/01/30	1,505	1,458,726
2.50%, 09/01/30	538	522,832
2.50%, 12/01/30	1,025	991,592
2.50%, 01/01/31	728	706,463
2.50%, 04/01/31	397	383,025
2.50%, 05/01/31	12	11,812
2.50%, 09/01/31	2,339	2,247,938
2.50%, 10/01/31	18,848	18,171,511
2.50%, 12/01/31	3,910	3,758,797
2.50%, 01/01/32	7,655	7,355,249
2.50%, 02/01/32	8,777	8,441,308
2.50%, 03/01/32	3,747	3,593,953
2.50%, 04/01/32	20,823	20,033,511
2.50%, 05/01/32	13,949	13,418,461
2.50%, 06/01/32	368	354,351
2.50%, 07/01/32	5,415	5,215,687
2.50%, 09/01/32	2,194	2,112,513
2.50%, 10/01/32	437	417,103
2.50%, 11/01/32	314	299,015
2.50%, 12/01/32	4,391	4,186,822
2.50%, 01/01/33	9,897	9,594,269
2.50%, 03/01/33	73	69,439
2.50%, 07/01/33	73	69,427
2.50%, 08/01/34	222	211,462
2.50%, 10/01/34	54	51,704
2.50%, 11/01/34	14,249	13,401,341
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 07/01/35	$8,176	$7,746,449
2.50%, 09/01/35	16,224	15,343,370
2.50%, 10/01/35	50,941	48,206,229
2.50%, 03/01/36	15,094	14,272,900
2.50%, 04/01/36	962	908,988
2.50%, 05/01/36	13,639	12,877,418
2.50%, 07/01/36	29,603	27,927,562
2.50%, 08/01/36	51,607	48,674,340
2.50%, 10/01/36	893	843,151
2.50%, 02/01/37	2,938	2,771,211
2.50%, 03/01/37	31,489	29,652,048
2.50%, 04/01/37	58,074	54,699,591
2.50%, 05/01/37	47,209	44,453,942
2.50%, 06/01/37	23,010	21,684,589
2.50%, 06/16/41(i)	107,320	101,065,341
2.50%, 05/01/43	167	148,210
2.50%, 02/01/47	588	507,873
2.50%, 04/01/47	7,513	6,488,759
2.50%, 12/01/47	147	126,680
2.50%, 05/01/50	74,889	63,475,608
2.50%, 07/01/50	34,194	29,374,513
2.50%, 08/01/50	49,602	42,496,350
2.50%, 09/01/50	121,181	103,401,851
2.50%, 10/01/50	148,046	125,967,965
2.50%, 11/01/50	172,702	146,884,079
2.50%, 12/01/50	67,155	56,584,203
2.50%, 01/01/51	124,638	105,039,959
2.50%, 02/01/51	47,592	40,278,155
2.50%, 03/01/51	61,161	51,373,555
2.50%, 04/01/51	46,025	38,763,267
2.50%, 05/01/51	55,041	46,659,508
2.50%, 06/01/51	5,906	4,988,860
2.50%, 07/01/51	310,715	262,466,985
2.50%, 08/01/51	257,366	218,159,761
2.50%, 09/01/51	128,222	108,343,379
2.50%, 10/01/51	192,053	162,493,031
2.50%, 11/01/51	79,927	67,806,190
2.50%, 12/01/51	352,791	298,973,885
2.50%, 01/01/52	398,324	335,732,787
2.50%, 02/01/52	311,203	262,646,384
2.50%, 03/01/52	134,495	113,486,836
2.50%, 04/01/52	265,788	224,259,402
2.50%, 05/01/52	111,911	94,372,308
2.50%, 06/01/52	11,438	9,635,649
2.50%, 07/01/52	160,877	135,545,596
2.50%, 08/01/52	9,773	8,232,026
2.50%, 09/01/52	9,702	8,170,494
2.50%, 04/01/53	118,884	100,161,123
2.50%, 01/01/54	47,232	39,853,457
2.50%, 06/11/56(i)	70,327	58,835,307
3.00%, 10/01/26	3	2,894
3.00%, 01/01/27	116	115,426
3.00%, 02/01/27	0	225
3.00%, 10/01/27	402	398,200
3.00%, 11/01/27	211	209,212
3.00%, 12/01/27	13	12,974
3.00%, 03/01/29	47	46,683
3.00%, 07/01/29	70	69,058
3.00%, 09/01/29	38	37,245
3.00%, 10/01/29	10	10,238
3.00%, 01/01/30	27	26,861

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/30	$7,451	$7,340,067
3.00%, 04/01/30	1,411	1,382,566
3.00%, 06/01/30	174	171,103
3.00%, 07/01/30	1,069	1,045,195
3.00%, 08/01/30	4,464	4,365,445
3.00%, 09/01/30	5,586	5,465,298
3.00%, 10/01/30	2,543	2,486,420
3.00%, 11/01/30	657	641,879
3.00%, 12/01/30	1,879	1,834,127
3.00%, 01/01/31	5,467	5,361,416
3.00%, 02/01/31	3,988	3,901,585
3.00%, 03/01/31	2,807	2,737,586
3.00%, 04/01/31	429	418,578
3.00%, 05/01/31	128	124,456
3.00%, 06/01/31	2,590	2,521,167
3.00%, 07/01/31	809	785,761
3.00%, 09/01/31	2,437	2,372,819
3.00%, 10/01/31	525	510,208
3.00%, 12/01/31	2,616	2,574,278
3.00%, 01/01/32	4,530	4,402,045
3.00%, 02/01/32	8,053	7,834,299
3.00%, 03/01/32	1,209	1,172,057
3.00%, 04/01/32	82	79,946
3.00%, 05/01/32	1,954	1,886,860
3.00%, 06/01/32	2,663	2,594,029
3.00%, 08/01/32	1,657	1,605,702
3.00%, 09/01/32	450	437,490
3.00%, 11/01/32	2,867	2,775,339
3.00%, 12/01/32	5,535	5,352,094
3.00%, 02/01/33	3,042	2,942,419
3.00%, 05/01/33	304	291,898
3.00%, 09/01/33	148	143,293
3.00%, 10/01/33	2,817	2,710,865
3.00%, 07/01/34	2,169	2,081,453
3.00%, 08/01/34	298	284,948
3.00%, 09/01/34	3,406	3,266,201
3.00%, 11/01/34	2,386	2,285,098
3.00%, 12/01/34	8,706	8,320,642
3.00%, 03/01/35	2,268	2,171,723
3.00%, 04/01/35	14,520	13,912,007
3.00%, 06/01/35	307	293,874
3.00%, 07/01/35	1,826	1,748,685
3.00%, 09/01/35	7,768	7,554,573
3.00%, 10/01/35	5,978	5,727,220
3.00%, 12/01/35	3,516	3,388,477
3.00%, 02/01/37	4,364	4,158,812
3.00%, 04/01/37	7,730	7,354,317
3.00%, 06/01/37	1,295	1,242,664
3.00%, 07/01/37	11,733	11,190,733
3.00%, 09/01/37	3,196	3,046,152
3.00%, 07/01/38	15,278	14,535,539
3.00%, 11/01/38	50,362	47,914,311
3.00%, 08/01/42	179	163,035
3.00%, 09/01/42	59	54,247
3.00%, 10/01/42	2,571	2,358,239
3.00%, 11/01/42	1,956	1,788,302
3.00%, 12/01/42	10,578	9,679,325
3.00%, 01/01/43	4,738	4,347,657
3.00%, 02/01/43	187	171,237
3.00%, 03/01/43	7,738	7,057,655
3.00%, 04/01/43	8,146	7,441,767
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/43	$3,061	$2,796,905
3.00%, 06/01/43	1,497	1,361,772
3.00%, 07/01/43	1,165	1,064,259
3.00%, 08/01/43	2,098	1,908,210
3.00%, 09/01/43	4,958	4,510,862
3.00%, 01/01/44	6,841	6,224,059
3.00%, 10/01/44	21,303	19,380,336
3.00%, 12/01/44	6	5,150
3.00%, 01/01/45	2,166	1,970,648
3.00%, 02/01/45	215	194,457
3.00%, 03/01/45	9,183	8,354,126
3.00%, 04/01/45	74	66,525
3.00%, 05/01/45	8,643	7,807,875
3.00%, 06/01/45	46	41,860
3.00%, 08/01/45	95	86,241
3.00%, 09/01/45	712	643,978
3.00%, 11/01/45	1,602	1,448,194
3.00%, 12/01/45	165	149,393
3.00%, 01/01/46	418	378,374
3.00%, 04/01/46	2,377	2,148,640
3.00%, 06/01/46	47	41,744
3.00%, 07/01/46	58,702	53,058,500
3.00%, 08/01/46	10,060	9,037,568
3.00%, 10/01/46	3,066	2,751,441
3.00%, 11/01/46	38,509	34,648,688
3.00%, 12/01/46	87,491	78,551,291
3.00%, 01/01/47	32,247	28,987,395
3.00%, 02/01/47	53,359	47,893,190
3.00%, 03/01/47	29,089	26,110,028
3.00%, 05/01/47	1,118	1,000,402
3.00%, 07/01/47	13,375	12,005,159
3.00%, 08/01/47	4,120	3,697,770
3.00%, 12/01/47	21,070	18,889,061
3.00%, 03/01/48	3,464	3,099,159
3.00%, 04/01/48	73	64,059
3.00%, 09/01/48	326	292,449
3.00%, 11/01/48	37,309	33,424,137
3.00%, 02/01/49	16,885	15,261,690
3.00%, 09/01/49	7,613	6,779,913
3.00%, 11/01/49	12,476	11,061,089
3.00%, 12/01/49	24,136	21,372,583
3.00%, 02/01/50	6,376	5,581,658
3.00%, 03/01/50	15,735	13,932,165
3.00%, 04/01/50	12,999	11,532,958
3.00%, 06/01/50	43,279	38,298,008
3.00%, 07/01/50	43,105	38,121,137
3.00%, 08/01/50	39,559	35,220,535
3.00%, 09/01/50	8,266	7,306,100
3.00%, 10/01/50	115,939	101,952,303
3.00%, 11/01/50	15,352	13,569,868
3.00%, 12/01/50	7,181	6,344,215
3.00%, 01/01/51	22,323	19,768,117
3.00%, 03/01/51	3,388	2,989,801
3.00%, 05/01/51	54,286	48,400,402
3.00%, 06/01/51	63,505	56,105,576
3.00%, 07/01/51	35,992	31,801,926
3.00%, 08/01/51	51,019	44,823,699
3.00%, 10/01/51	7,282	6,361,785
3.00%, 11/01/51	14,740	12,973,296
3.00%, 12/01/51	35,726	31,595,305
3.00%, 01/01/52	64,987	57,143,367

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/52	$78,082	$68,953,575
3.00%, 03/01/52	120,556	106,002,957
3.00%, 04/01/52	158,004	139,184,821
3.00%, 05/01/52	136,951	120,175,292
3.00%, 07/01/52	197,772	173,275,542
3.00%, 08/01/52	24,085	21,249,097
3.00%, 03/01/53	14,054	12,314,143
3.00%, 10/01/53	34,687	30,379,234
3.00%, 06/11/56(i)	79,397	69,332,143
3.50%, 01/01/27	20	19,881
3.50%, 11/01/28	19	18,584
3.50%, 01/01/29	71	69,826
3.50%, 11/01/29	30	29,416
3.50%, 12/01/29	299	296,140
3.50%, 07/01/30	1,664	1,642,906
3.50%, 10/01/30	451	446,215
3.50%, 11/01/30	145	143,138
3.50%, 03/01/31	1,028	1,011,008
3.50%, 06/01/31	2,567	2,532,588
3.50%, 01/01/32	3,817	3,745,383
3.50%, 02/01/32	505	494,252
3.50%, 05/01/32	2,015	1,971,193
3.50%, 06/01/32	1,909	1,868,392
3.50%, 07/01/32	798	778,187
3.50%, 08/01/32	436	426,329
3.50%, 09/01/32	867	848,182
3.50%, 10/01/32	427	417,510
3.50%, 11/01/32	525	512,872
3.50%, 12/01/32	66	64,821
3.50%, 02/01/33	362	352,093
3.50%, 03/01/33	2,300	2,249,264
3.50%, 04/01/33	2,757	2,696,733
3.50%, 05/01/33	2,051	2,000,477
3.50%, 06/01/33	2,555	2,488,915
3.50%, 10/01/33	351	341,938
3.50%, 01/01/34	732	710,754
3.50%, 02/01/34	12,252	11,945,962
3.50%, 03/01/34	408	395,405
3.50%, 04/01/34	893	869,611
3.50%, 05/01/34	1,288	1,247,241
3.50%, 07/01/34	727	712,743
3.50%, 08/01/34	3,296	3,190,221
3.50%, 01/01/35	2,290	2,217,021
3.50%, 05/01/35	165	160,912
3.50%, 09/01/37	18,490	17,807,841
3.50%, 07/01/38	26,134	25,077,026
3.50%, 08/01/38	695	661,623
3.50%, 09/01/38	1,176	1,120,844
3.50%, 11/01/38	16,383	15,720,395
3.50%, 11/01/40	171	162,342
3.50%, 02/01/41	192	182,474
3.50%, 06/16/41(i)	4,166	3,983,486
3.50%, 02/01/42	5,765	5,438,771
3.50%, 03/01/42	44	41,576
3.50%, 04/01/42	22	20,851
3.50%, 05/01/42	1,944	1,829,555
3.50%, 08/01/42	338	318,615
3.50%, 09/01/42	11,458	10,776,848
3.50%, 11/01/42	7,129	6,705,109
3.50%, 12/01/42	2,503	2,355,165
3.50%, 01/01/43	68	64,348
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/43	$364	$344,150
3.50%, 04/01/43	66	61,988
3.50%, 05/01/43	92	86,934
3.50%, 06/01/43	2,646	2,488,825
3.50%, 08/01/43	53	50,322
3.50%, 10/01/43	2,816	2,648,325
3.50%, 09/01/44	160	149,540
3.50%, 10/01/44	3,505	3,296,771
3.50%, 01/01/45	69	64,480
3.50%, 02/01/45	4,091	3,847,608
3.50%, 03/01/45	15,481	14,396,648
3.50%, 05/01/45	17,994	16,747,056
3.50%, 06/01/45	73	67,826
3.50%, 07/01/45	7,278	6,772,755
3.50%, 08/01/45	2,855	2,656,928
3.50%, 10/01/45	1,404	1,320,154
3.50%, 11/01/45	209	194,176
3.50%, 12/01/45	27,694	25,726,014
3.50%, 01/01/46	11,847	11,079,241
3.50%, 02/01/46	12,560	11,656,916
3.50%, 03/01/46	15,115	14,077,109
3.50%, 04/01/46	2,155	1,988,141
3.50%, 05/01/46	12,663	11,740,533
3.50%, 06/01/46	2,460	2,271,970
3.50%, 07/01/46	20,299	18,827,106
3.50%, 08/01/46	6,491	6,005,332
3.50%, 09/01/46	5,330	4,910,095
3.50%, 10/01/46	7,683	7,118,045
3.50%, 11/01/46	10,167	9,428,510
3.50%, 12/01/46	45,502	42,273,513
3.50%, 01/01/47	23,653	21,957,360
3.50%, 02/01/47	10,013	9,287,583
3.50%, 04/01/47	9,476	8,765,332
3.50%, 05/01/47	10,628	9,846,033
3.50%, 06/01/47	3,371	3,123,922
3.50%, 07/01/47	51,879	47,938,535
3.50%, 08/01/47	6,215	5,747,031
3.50%, 09/01/47	2,758	2,547,184
3.50%, 10/01/47	9,081	8,408,881
3.50%, 11/01/47	7,326	6,794,728
3.50%, 12/01/47	13,123	12,119,096
3.50%, 01/01/48	28,077	25,949,734
3.50%, 02/01/48	59,109	54,623,970
3.50%, 03/01/48	1,883	1,736,231
3.50%, 04/01/48	8,751	8,089,573
3.50%, 05/01/48	23,574	21,749,681
3.50%, 06/01/48	2,586	2,384,796
3.50%, 07/01/48	1,975	1,826,848
3.50%, 11/01/48	34,797	32,103,985
3.50%, 02/01/49	83	75,933
3.50%, 03/01/49	1,132	1,041,678
3.50%, 04/01/49	1,659	1,526,350
3.50%, 05/01/49	1,369	1,250,678
3.50%, 06/01/49	64,405	59,476,322
3.50%, 07/01/49	9,925	9,123,901
3.50%, 09/01/49	14,101	12,962,699
3.50%, 04/01/50	36,202	33,331,656
3.50%, 05/01/50	14,203	13,051,355
3.50%, 06/01/50	4,072	3,739,499
3.50%, 07/01/50	17,945	16,442,575
3.50%, 02/01/51	22,938	21,088,723

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/51	$5,681	$5,225,957
3.50%, 07/01/51	3,082	2,822,305
3.50%, 09/01/51	1,067	979,727
3.50%, 10/01/51	8,766	8,095,221
3.50%, 01/01/52	3,280	3,011,115
3.50%, 04/01/52	140,624	129,124,361
3.50%, 05/01/52	125,296	114,341,687
3.50%, 06/01/52	57,841	52,910,305
3.50%, 07/01/52	34,890	31,931,166
3.50%, 08/01/52	3,627	3,326,020
3.50%, 09/01/52	67,935	61,839,528
3.50%, 04/01/53	7,651	7,021,163
3.50%, 05/01/53	45,975	41,861,518
3.50%, 11/01/54	3,621	3,297,124
3.50%, 06/11/56(i)	97,436	88,555,244
4.00%, 06/01/26	1	1,308
4.00%, 09/01/26	1	560
4.00%, 12/01/30	478	474,330
4.00%, 01/01/31	176	174,337
4.00%, 02/01/31	126	124,561
4.00%, 10/01/31	598	591,678
4.00%, 02/01/32	808	799,393
4.00%, 07/01/32	75	74,535
4.00%, 05/01/33	2,403	2,371,287
4.00%, 06/01/33	1,170	1,153,394
4.00%, 12/01/33	44	43,815
4.00%, 07/01/37	3,322	3,255,253
4.00%, 08/01/37	3,474	3,404,496
4.00%, 09/01/37	4,543	4,451,936
4.00%, 11/01/37	6,557	6,425,358
4.00%, 02/01/38	3,407	3,338,403
4.00%, 04/01/38	2,808	2,748,163
4.00%, 05/01/38	5,454	5,337,124
4.00%, 06/01/38	4,666	4,554,293
4.00%, 07/01/38	10,967	10,731,865
4.00%, 11/01/38	1,871	1,831,113
4.00%, 06/15/39(i)	152,290	147,876,736
4.00%, 11/01/39	42,234	41,142,248
4.00%, 12/01/39	70,473	68,652,001
4.00%, 02/01/40	844	821,781
4.00%, 08/01/40	1,473	1,434,857
4.00%, 12/01/40	15	14,822
4.00%, 12/01/41	825	799,393
4.00%, 03/01/42	1,695	1,639,941
4.00%, 06/01/42	1,365	1,322,362
4.00%, 07/01/42	50	48,544
4.00%, 09/01/43	75	72,495
4.00%, 10/01/43	58	56,128
4.00%, 04/01/44	28	26,624
4.00%, 05/01/44	1,896	1,828,680
4.00%, 06/01/44	2,949	2,857,235
4.00%, 10/01/44	881	849,075
4.00%, 12/01/44	6,630	6,388,007
4.00%, 01/01/45	9,164	8,848,404
4.00%, 02/01/45	27,793	26,809,301
4.00%, 03/01/45	4,439	4,260,234
4.00%, 05/01/45	8,080	7,782,004
4.00%, 06/01/45	4,306	4,151,027
4.00%, 07/01/45	384	368,321
4.00%, 08/01/45	282	270,034
4.00%, 09/01/45	651	625,694
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/45	$103	$99,152
4.00%, 12/01/45	650	624,346
4.00%, 01/01/46	587	563,040
4.00%, 02/01/46	1,067	1,019,242
4.00%, 03/01/46	1,293	1,233,305
4.00%, 04/01/46	1,789	1,706,097
4.00%, 05/01/46	2,362	2,253,521
4.00%, 06/01/46	13,737	13,247,475
4.00%, 07/01/46	16,374	15,678,100
4.00%, 08/01/46	2,947	2,812,697
4.00%, 09/01/46	124	117,707
4.00%, 10/01/46	3,008	2,893,172
4.00%, 11/01/46	978	942,073
4.00%, 02/01/47	2,061	1,976,364
4.00%, 03/01/47	1,784	1,701,778
4.00%, 04/01/47	4,739	4,519,075
4.00%, 05/01/47	4,378	4,180,187
4.00%, 06/01/47	8,703	8,321,548
4.00%, 07/01/47	13,614	12,981,756
4.00%, 08/01/47	7,251	6,918,569
4.00%, 09/01/47	11,852	11,305,102
4.00%, 10/01/47	9,972	9,536,739
4.00%, 11/01/47	5,241	4,994,338
4.00%, 12/01/47	8,008	7,631,884
4.00%, 01/01/48	1,600	1,525,070
4.00%, 02/01/48	17,115	16,308,969
4.00%, 04/01/48	17,766	16,859,634
4.00%, 05/01/48	1,423	1,350,433
4.00%, 07/01/48	2,205	2,092,444
4.00%, 09/01/48	8,670	8,226,004
4.00%, 10/01/48	6,214	5,913,252
4.00%, 11/01/48	18,691	17,734,729
4.00%, 01/01/49	2,377	2,263,074
4.00%, 02/01/49	2,621	2,487,362
4.00%, 03/01/49	30,053	28,513,905
4.00%, 04/01/49	8,522	8,101,372
4.00%, 05/01/49	6,409	6,093,287
4.00%, 06/01/49	25,653	24,403,169
4.00%, 07/01/49	44,832	42,565,046
4.00%, 08/01/49	591	563,474
4.00%, 10/01/49	1,490	1,410,871
4.00%, 11/01/49	34,204	32,307,092
4.00%, 12/01/49	2,711	2,568,006
4.00%, 01/01/50	15,651	14,849,952
4.00%, 02/01/50	454	430,230
4.00%, 05/01/50	7,936	7,518,714
4.00%, 11/01/50	3,366	3,188,979
4.00%, 03/01/51	6,282	5,951,454
4.00%, 05/01/51	16,091	15,267,587
4.00%, 08/01/51	1,090	1,032,435
4.00%, 10/01/51	3,062	2,900,678
4.00%, 11/01/51	7,683	7,279,275
4.00%, 04/01/52	13,210	12,447,475
4.00%, 05/01/52	31,457	29,622,252
4.00%, 06/01/52	39,754	37,398,918
4.00%, 07/01/52	110,798	104,341,860
4.00%, 08/01/52	167,435	157,471,545
4.00%, 09/01/52	17,928	16,861,642
4.00%, 10/01/52	26,186	24,785,197
4.00%, 11/01/52	3,570	3,357,717
4.00%, 12/01/52	47,735	44,879,798

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/53	$37,008	$34,986,272
4.00%, 03/01/53	4,636	4,351,446
4.00%, 04/01/53	3,525	3,329,032
4.00%, 07/01/53	5,526	5,195,580
4.00%, 01/01/54	11,130	10,461,082
4.00%, 06/01/54	30,791	28,850,350
4.00%, 09/01/54	2,458	2,303,199
4.00%, 03/01/55	46,868	43,896,013
4.00%, 06/11/56(i)	145,946	136,629,327
4.50%, 08/01/31	532	531,743
4.50%, 08/01/34	207	206,094
4.50%, 06/15/39(i)	4,200	4,155,122
4.50%, 09/01/40	2,008	1,992,609
4.50%, 10/01/40	17,024	16,845,991
4.50%, 12/01/40	1,108	1,099,860
4.50%, 01/01/41	2,268	2,251,297
4.50%, 02/01/41	16,301	16,130,972
4.50%, 03/01/41	16,503	16,330,084
4.50%, 05/01/41	1,396	1,384,092
4.50%, 06/01/41	7,543	7,537,442
4.50%, 08/01/41	3,192	3,159,513
4.50%, 09/01/41	996	986,183
4.50%, 01/01/42	1,035	1,024,548
4.50%, 09/01/42	968	959,546
4.50%, 08/01/43	1,824	1,798,099
4.50%, 12/01/43	58	57,861
4.50%, 03/01/44	10	9,869
4.50%, 04/01/44	3,011	2,965,917
4.50%, 06/01/44	542	537,017
4.50%, 12/01/44	212	208,595
4.50%, 02/01/45	1,115	1,100,183
4.50%, 08/01/45	1,616	1,593,749
4.50%, 10/01/45	271	268,053
4.50%, 11/01/45	170	167,347
4.50%, 12/01/45	498	490,324
4.50%, 01/01/46	68	66,919
4.50%, 02/01/46	5,621	5,578,541
4.50%, 03/01/46	946	939,181
4.50%, 04/01/46	199	196,156
4.50%, 05/01/46	65	64,130
4.50%, 06/01/46	3	3,396
4.50%, 07/01/46	25	24,824
4.50%, 08/01/46	1,484	1,459,848
4.50%, 09/01/46	537	528,749
4.50%, 10/01/46	666	654,095
4.50%, 01/01/47	275	269,506
4.50%, 02/01/47	119	116,488
4.50%, 03/01/47	1,336	1,310,663
4.50%, 04/01/47	4,008	3,934,096
4.50%, 06/01/47	2,190	2,146,051
4.50%, 07/01/47	14	13,258
4.50%, 08/01/47	177	172,977
4.50%, 10/01/47	5,188	5,092,739
4.50%, 01/01/48	7,309	7,147,835
4.50%, 02/01/48	768	754,300
4.50%, 03/01/48	3,954	3,871,239
4.50%, 04/01/48	5,160	5,045,688
4.50%, 05/01/48	839	826,240
4.50%, 06/01/48	2,555	2,504,664
4.50%, 07/01/48	1,612	1,575,856
4.50%, 08/01/48	7,384	7,233,213
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/48	$215	$209,644
4.50%, 10/01/48	8,901	8,702,919
4.50%, 11/01/48	3,531	3,451,306
4.50%, 12/01/48	13,316	13,031,489
4.50%, 01/01/49	4,318	4,220,336
4.50%, 02/01/49	8,395	8,206,114
4.50%, 03/01/49	521	509,533
4.50%, 04/01/49	9,546	9,351,014
4.50%, 05/01/49	7,768	7,582,205
4.50%, 07/01/49	759	739,271
4.50%, 08/01/49	136	132,327
4.50%, 05/01/50	2,077	2,032,457
4.50%, 09/01/50	28,266	27,627,442
4.50%, 05/01/52	7,615	7,416,354
4.50%, 06/01/52	79,135	76,530,545
4.50%, 07/01/52	5,949	5,753,305
4.50%, 08/01/52	22,790	22,038,294
4.50%, 09/01/52	57,886	56,048,996
4.50%, 10/01/52	82,751	80,188,594
4.50%, 11/01/52	37,369	36,120,487
4.50%, 12/01/52	137,436	133,112,308
4.50%, 02/01/53	22,471	21,731,951
4.50%, 04/01/53	24,442	23,617,681
4.50%, 05/01/53	9,341	9,030,831
4.50%, 07/01/53	8,575	8,290,330
4.50%, 08/01/53	46,762	45,213,936
4.50%, 09/01/53	3,779	3,652,487
4.50%, 11/01/53	21,026	20,302,880
4.50%, 03/01/54	3,513	3,391,782
4.50%, 04/01/54	29,846	28,706,533
4.50%, 11/01/54	37,260	35,837,064
4.50%, 12/01/54	38,806	37,351,668
4.50%, 03/01/55	35,038	33,700,121
4.50%, 03/01/56	19,667	18,941,256
4.50%, 06/11/56(i)	240,845	231,187,494
5.00%, 09/01/33	51	51,507
5.00%, 11/01/33	1,457	1,474,344
5.00%, 06/01/35	77	78,283
5.00%, 10/01/35	33	32,954
5.00%, 12/01/36	23	23,311
5.00%, 05/01/39	16	16,102
5.00%, 06/01/39	306	309,612
5.00%, 06/15/39(i)	975	980,205
5.00%, 12/01/39	57	57,406
5.00%, 01/01/40	1	1,303
5.00%, 03/01/40	928	938,782
5.00%, 04/01/40	151	152,539
5.00%, 05/01/40	10	9,756
5.00%, 06/01/40	69	68,570
5.00%, 07/01/40	672	679,584
5.00%, 08/01/40	787	796,328
5.00%, 09/01/40	6	6,499
5.00%, 10/01/40	29	29,591
5.00%, 04/01/41	392	396,429
5.00%, 05/01/41	1,592	1,610,060
5.00%, 06/01/41	414	418,069
5.00%, 08/01/41	818	826,549
5.00%, 10/01/41	1,978	1,998,227
5.00%, 01/01/42	10,048	10,159,709
5.00%, 05/01/42	3,698	3,739,577
5.00%, 09/01/47	309	309,650

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/01/48	$1,464	$1,469,119
5.00%, 03/01/48	1,215	1,217,890
5.00%, 04/01/48	1,547	1,551,622
5.00%, 05/01/48	1,356	1,360,289
5.00%, 07/01/48	1,754	1,758,959
5.00%, 09/01/48	1,146	1,149,686
5.00%, 01/01/49	93	93,183
5.00%, 04/01/49	5,139	5,152,969
5.00%, 05/01/49	202	203,003
5.00%, 09/01/49	53	53,604
5.00%, 10/01/49	170	170,364
5.00%, 07/01/50	3,052	3,061,046
5.00%, 08/01/52	11,674	11,602,095
5.00%, 09/01/52	24,213	24,081,499
5.00%, 10/01/52	31,150	30,951,086
5.00%, 11/01/52	34,653	34,440,704
5.00%, 12/01/52	50,670	50,344,775
5.00%, 01/01/53	38,530	38,282,823
5.00%, 02/01/53	68,923	68,372,616
5.00%, 03/01/53	43,194	42,860,842
5.00%, 04/01/53	80,853	80,123,544
5.00%, 05/01/53	63,119	62,471,759
5.00%, 06/01/53	138,764	137,594,082
5.00%, 07/01/53	65,101	64,561,552
5.00%, 08/01/53	36,768	36,476,619
5.00%, 09/01/53	21,962	21,764,286
5.00%, 10/01/53	4,548	4,517,995
5.00%, 11/01/53	10,687	10,590,094
5.00%, 12/01/53	13,044	12,926,310
5.00%, 01/01/54	5,710	5,658,408
5.00%, 02/01/54	43,482	43,089,501
5.00%, 04/01/54	22,929	22,744,616
5.00%, 06/01/54	15,748	15,592,843
5.00%, 10/01/54	75,277	74,295,959
5.00%, 11/01/54	81,416	80,391,002
5.00%, 12/01/54	67,893	67,242,694
5.00%, 01/01/55	100,759	99,476,922
5.00%, 02/01/55	9,388	9,297,544
5.00%, 04/01/55	6,853	6,760,166
5.00%, 11/01/55	75,463	74,727,095
5.00%, 12/01/55	110,038	108,736,593
5.00%, 01/01/56	84,625	83,628,607
5.00%, 03/01/56	145,115	143,475,245
5.00%, 04/01/56	71,011	70,297,796
5.00%, 05/01/56	128,784	127,466,422
5.00%, 06/11/56(i)	367,644	361,666,503
5.50%, 05/01/33	537	549,683
5.50%, 11/01/33	1,131	1,156,596
5.50%, 09/01/34	1,783	1,830,011
5.50%, 09/01/36	118	120,228
5.50%, 03/01/38	122	125,639
5.50%, 06/01/38	3,272	3,367,316
5.50%, 11/01/38	260	268,081
5.50%, 07/01/40	790	812,151
5.50%, 09/01/41	18,364	18,788,746
5.50%, 01/01/47	1,536	1,578,183
5.50%, 12/01/48	147	150,315
5.50%, 09/01/52	9,849	10,050,373
5.50%, 11/01/52	19,134	19,453,713
5.50%, 12/01/52	47,898	48,731,123
5.50%, 01/01/53	108,966	110,796,493
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/53	$78,208	$79,317,147
5.50%, 03/01/53	63,279	64,304,479
5.50%, 04/01/53	82,472	83,425,927
5.50%, 05/01/53	121,425	122,638,287
5.50%, 06/01/53	25,229	25,605,096
5.50%, 07/01/53	41,474	42,128,785
5.50%, 08/01/53	32,050	32,343,052
5.50%, 09/01/53	71,316	71,936,051
5.50%, 10/01/53	38,131	38,503,353
5.50%, 11/01/53	37,225	37,732,934
5.50%, 12/01/53	5,468	5,526,965
5.50%, 01/01/54	8,109	8,221,099
5.50%, 02/01/54	75,063	75,752,175
5.50%, 03/01/54	95,634	96,389,523
5.50%, 04/01/54	62,350	62,812,037
5.50%, 05/01/54	65,213	65,749,071
5.50%, 06/01/54	40,228	40,552,283
5.50%, 07/01/54	32,576	32,941,078
5.50%, 08/01/54	54,636	55,211,198
5.50%, 09/01/54	19,308	19,565,673
5.50%, 10/01/54	68,677	69,132,418
5.50%, 11/01/54	91,747	93,197,166
5.50%, 01/01/55	44,218	44,504,710
5.50%, 02/01/55	2,152	2,165,763
5.50%, 03/01/55	9,759	9,860,075
5.50%, 04/01/55	47,105	47,655,588
5.50%, 05/01/55	89,645	90,736,538
5.50%, 06/01/55	10,766	10,892,824
5.50%, 07/01/55	25,278	25,483,775
5.50%, 08/01/55	14,336	14,526,358
5.50%, 09/01/55	141,847	143,423,367
5.50%, 10/01/55	62,605	63,432,604
5.50%, 11/01/55	185,921	188,129,849
5.50%, 12/01/55	21,081	21,332,732
5.50%, 01/01/56	27,229	27,535,536
5.50%, 02/01/56	61,385	62,142,017
5.50%, 03/01/56	33,537	33,964,418
5.50%, 06/11/56(i)	183,666	184,476,606
6.00%, 03/01/34	912	939,448
6.00%, 05/01/34	65	67,046
6.00%, 08/01/34	160	164,988
6.00%, 11/01/34	52	53,918
6.00%, 09/01/36	255	266,601
6.00%, 08/01/37	598	626,344
6.00%, 03/01/38	213	223,623
6.00%, 05/01/38	94	98,642
6.00%, 09/01/38	82	86,310
6.00%, 06/01/39	1,383	1,432,075
6.00%, 10/01/39	103	107,986
6.00%, 07/01/41	808	842,842
6.00%, 02/01/49	3,923	4,094,496
6.00%, 11/01/52	2,504	2,584,801
6.00%, 12/01/52	1,675	1,720,290
6.00%, 01/01/53	26,272	27,151,863
6.00%, 02/01/53	67,455	69,205,857
6.00%, 04/01/53	2,157	2,244,628
6.00%, 05/01/53	2,594	2,693,221
6.00%, 06/01/53	11,732	12,124,671
6.00%, 07/01/53	72,492	74,770,108
6.00%, 08/01/53	157,396	162,679,119
6.00%, 09/01/53	68,718	70,741,484

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/01/53	$14,574	$14,943,610
6.00%, 11/01/53	73,515	75,466,317
6.00%, 12/01/53	15,469	15,949,509
6.00%, 01/01/54	33,013	33,837,487
6.00%, 02/01/54	30,783	31,555,337
6.00%, 03/01/54	16,505	16,985,119
6.00%, 04/01/54	40,021	41,211,243
6.00%, 05/01/54	11,654	11,938,320
6.00%, 06/01/54	16,523	16,924,683
6.00%, 07/01/54	18,092	18,629,134
6.00%, 08/01/54	94,928	97,602,876
6.00%, 09/01/54	166,338	171,016,696
6.00%, 10/01/54	115,791	118,666,583
6.00%, 11/01/54	31,713	32,650,440
6.00%, 01/01/55	14,738	15,147,829
6.00%, 02/01/55	58,179	59,639,989
6.00%, 03/01/55	32,175	32,987,276
6.00%, 04/01/55	53,314	54,614,968
6.00%, 05/01/55	39,316	40,184,125
6.00%, 06/01/55	35,420	36,427,127
6.00%, 07/01/55	36,357	37,213,892
6.00%, 08/01/55	55,297	56,638,888
6.00%, 09/01/55	122,733	126,086,908
6.00%, 10/01/55	46,178	47,721,270
6.00%, 12/01/55	34,925	36,010,127
6.00%, 02/01/56	7,850	8,114,935
6.00%, 06/11/56(i)	317,280	323,965,144
6.50%, 08/01/36	16	17,205
6.50%, 09/01/36	112	118,577
6.50%, 10/01/36	16	17,048
6.50%, 12/01/36	24	25,489
6.50%, 07/01/37	28	29,239
6.50%, 08/01/37	1,291	1,368,894
6.50%, 10/01/37	48	50,347
6.50%, 11/01/37	8	8,904
6.50%, 12/01/37	342	360,047
6.50%, 06/01/38	14	14,369
6.50%, 10/01/39	358	379,239
6.50%, 05/01/40	11	11,997
6.50%, 07/01/53	5,298	5,570,770
6.50%, 09/01/53	24,023	25,094,350
6.50%, 10/01/53	54,584	57,272,482
6.50%, 11/01/53	63,885	66,687,760
6.50%, 12/01/53	131,199	137,597,374
6.50%, 01/01/54	60,012	62,925,169
6.50%, 02/01/54	36,578	38,455,219
6.50%, 03/01/54	48,423	50,702,841
6.50%, 04/01/54	13,617	14,244,320
6.50%, 05/01/54	3,769	3,922,619
6.50%, 06/01/54	17,360	18,141,597
6.50%, 07/01/54	17,417	18,251,073
6.50%, 08/01/54	36,576	38,135,007
6.50%, 09/01/54	29,227	30,601,202
6.50%, 10/01/54	2,154	2,245,080
6.50%, 01/01/55	15,363	16,007,854
6.50%, 02/01/55	26,430	27,719,790
6.50%, 03/01/55	3,007	3,150,774
6.50%, 04/01/55	10,206	10,623,679
6.50%, 07/01/55	17,276	18,028,461
6.50%, 08/01/55	44,756	46,820,936
6.50%, 09/01/55	16,642	17,415,973
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 10/01/55	$5,943	$6,211,234
6.50%, 11/01/55	33,499	35,112,555
6.50%, 06/11/56(i)	5,325	5,534,943
7.00%, 04/01/37	411	439,043
		32,758,925,931
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
2.13%, 12/14/29	70	65,448
3.25%, 11/16/28	25,470	25,058,441
4.25%, 12/10/27	75	75,241
5.50%, 07/15/36	7,900	8,514,218
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	81,264,291
6.75%, 03/15/31	21,820	24,246,488
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,366,300
5.63%, 07/15/37	795	862,139
6.25%, 05/15/29	580	615,035
6.63%, 11/15/30	8,180	8,997,509
7.13%, 01/15/30	10,000	11,001,860
7.25%, 05/15/30	17,396	19,350,955
Tennessee Valley Authority
1.50%, 09/15/31	1,000	869,244
3.50%, 12/15/42	525	431,970
4.63%, 09/15/60	1,000	873,850
4.88%, 05/15/35	4,000	4,090,034
4.88%, 01/15/48	8,035	7,665,776
5.25%, 09/15/39	458	474,473
5.25%, 02/01/55	1,600	1,562,870
5.50%, 06/15/38	10,000	10,688,073
5.88%, 04/01/36	95	104,477
6.15%, 01/15/38(c)	3,553	3,995,987
7.13%, 05/01/30	3,556	3,932,619
Series B, 4.70%, 07/15/33	1,500	1,527,114
		231,634,412
U.S. Government Obligations — 45.8%
U.S. Treasury Bonds
1.13%, 05/15/40	169,599	106,502,872
1.13%, 08/15/40	133,050	82,678,102
1.25%, 05/15/50	186,752	87,860,980
1.38%, 11/15/40	278,136	178,702,380
1.38%, 08/15/50	156,410	75,834,411
1.63%, 11/15/50	296,292	153,238,726
1.75%, 08/15/41	330,069	220,011,618
1.88%, 02/15/41	294,481	203,145,877
1.88%, 02/15/51	375,659	206,612,560
1.88%, 11/15/51	366,985	199,662,777
2.00%, 11/15/41	312,859	215,481,636
2.00%, 02/15/50	203,854	117,630,013
2.00%, 08/15/51	396,193	223,353,578
2.25%, 05/15/41	236,217	171,404,961
2.25%, 08/15/46	118,960	76,989,425
2.25%, 08/15/49	107,706	66,407,172
2.25%, 02/15/52	324,177	193,290,536
2.38%, 02/15/42	241,675	175,327,660
2.38%, 11/15/49	241,840	152,699,287
2.38%, 05/15/51	374,374	231,877,896
2.50%, 02/15/45	50,824	35,370,328
2.50%, 02/15/46	142,722	97,675,369
2.50%, 05/15/46	123,517	84,242,454

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 08/15/42	$92,186	$70,032,552
2.75%, 11/15/42	128,580	97,198,444
2.75%, 08/15/47	161,999	113,728,360
2.75%, 11/15/47	158,550	110,985,000
2.88%, 05/15/43	121,184	92,440,670
2.88%, 08/15/45	119,644	88,162,673
2.88%, 11/15/46	54,000	39,158,438
2.88%, 05/15/49	42,000	29,603,438
2.88%, 05/15/52	315,820	216,534,087
3.00%, 05/15/42	53,150	42,088,156
3.00%, 11/15/44	99,727	75,792,520
3.00%, 05/15/45	27,414	20,697,570
3.00%, 11/15/45	65,100	48,825,000
3.00%, 02/15/47	116,190	85,907,981
3.00%, 05/15/47	116,620	86,007,250
3.00%, 02/15/48	154,550	112,990,539
3.00%, 08/15/48	161,252	117,260,148
3.00%, 02/15/49	33,660	24,361,136
3.00%, 08/15/52	291,968	205,198,760
3.13%, 11/15/41	53,901	43,802,985
3.13%, 02/15/42	71,800	58,068,250
3.13%, 02/15/43	76,200	60,555,188
3.13%, 08/15/44	60,519	47,091,347
3.13%, 05/15/48	150,667	112,411,856
3.25%, 05/15/42	211,448	173,321,282
3.38%, 08/15/42	188,020	156,232,869
3.38%, 05/15/44	84,200	68,280,938
3.38%, 11/15/48	249,432	193,777,796
3.50%, 02/15/39	24,000	21,487,500
3.63%, 08/15/43	73,600	62,387,500
3.63%, 02/15/44	83,950	70,767,227
3.63%, 02/15/53	290,806	230,645,667
3.63%, 05/15/53	268,228	212,528,779
3.75%, 08/15/41	52,000	46,003,750
3.75%, 11/15/43	36,600	31,476,000
3.88%, 08/15/40	50,516	45,898,522
3.88%, 02/15/43	184,663	162,907,390
3.88%, 05/15/43	190,341	167,470,339
4.00%, 11/15/42	166,665	149,816,210
4.00%, 11/15/52	291,904	247,844,740
4.13%, 08/15/44	205,370	184,800,911
4.13%, 08/15/53	290,532	251,945,719
4.25%, 05/15/39	37,340	35,928,081
4.25%, 11/15/40	28,889	27,313,647
4.25%, 02/15/54	301,396	266,876,739
4.25%, 08/15/54	309,022	273,725,893
4.38%, 02/15/38	32,000	31,665,000
4.38%, 11/15/39	50,933	49,261,761
4.38%, 05/15/40	32,403	31,208,139
4.38%, 05/15/41	15,949	15,223,819
4.38%, 08/15/43	209,492	196,136,885
4.50%, 02/15/36	27,685	27,996,456
4.50%, 05/15/38	47,000	46,919,219
4.50%, 08/15/39	50,707	49,827,550
4.50%, 02/15/44	209,249	198,361,513
4.50%, 11/15/54	297,076	274,423,955
4.63%, 02/15/40	45,950	45,526,398
4.63%, 05/15/44	209,746	201,749,434
4.63%, 11/15/44	201,758	193,530,057
4.63%, 11/15/45	131,382	125,572,452
4.63%, 02/15/46	108,609	103,738,565
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 05/15/54	$301,974	$284,704,862
4.63%, 02/15/55	301,791	284,626,637
4.63%, 11/15/55	258,461	244,003,338
4.75%, 02/15/37	21,977	22,560,764
4.75%, 02/15/41	56,158	55,982,506
4.75%, 11/15/43	204,910	200,683,731
4.75%, 02/15/45	169,168	164,727,340
4.75%, 11/15/53	302,632	290,763,151
4.75%, 05/15/55	296,872	285,785,686
4.75%, 08/15/55	298,093	287,054,244
4.75%, 02/15/56	243,817	235,054,827
4.88%, 08/15/45	136,921	135,230,881
5.00%, 05/15/37	53,658	56,265,443
5.00%, 05/15/45	148,200	148,802,163
5.00%, 05/15/56	86,391	86,660,972
5.25%, 11/15/28	29,377	30,150,441
5.25%, 02/15/29	40,090	41,339,681
5.50%, 08/15/28	77,000	79,231,797
6.13%, 08/15/29	31,750	33,635,156
6.25%, 05/15/30	5,000	5,380,469
U.S. Treasury Notes
0.38%, 07/31/27	119,701	114,880,229
0.38%, 09/30/27	105,000	100,180,664
0.50%, 06/30/27	136,901	131,997,164
0.50%, 08/31/27	155,022	148,573,322
0.50%, 10/31/27	202,200	192,650,790
0.63%, 11/30/27	197,000	187,473,204
0.63%, 12/31/27	192,700	182,846,708
0.63%, 05/15/30	292,641	255,786,524
0.63%, 08/15/30	396,000	343,096,875
0.75%, 01/31/28	327,955	310,942,334
0.88%, 11/15/30	306,732	266,521,352
1.00%, 07/31/28	256,704	240,780,330
1.13%, 02/29/28	296,906	282,628,996
1.13%, 08/31/28	273,600	256,713,750
1.13%, 02/15/31	345,276	301,388,185
1.25%, 03/31/28	273,827	260,638,380
1.25%, 04/30/28	282,109	267,904,372
1.25%, 05/31/28	269,485	255,337,037
1.25%, 06/30/28	274,615	259,618,448
1.25%, 09/30/28	327,539	307,451,649
1.25%, 08/15/31	433,900	375,120,109
1.38%, 10/31/28	241,616	226,949,155
1.38%, 12/31/28	196,730	183,988,660
1.38%, 11/15/31	505,660	436,803,332
1.50%, 11/30/28	284,200	267,214,611
1.50%, 02/15/30	83,185	75,847,823
1.63%, 08/15/29	54,000	50,097,657
1.63%, 05/15/31	408,564	362,728,226
1.75%, 01/31/29	214,451	202,103,315
1.75%, 11/15/29	125,000	115,732,422
1.88%, 02/28/29	259,200	244,680,751
1.88%, 02/15/32	447,773	395,159,672
2.25%, 08/15/27	146,750	143,860,859
2.25%, 11/15/27	153,750	150,032,373
2.38%, 03/31/29	244,200	233,363,625
2.38%, 05/15/29	191,600	182,783,407
2.63%, 02/15/29	211,491	203,791,406
2.63%, 07/31/29	165,486	158,465,774
2.75%, 07/31/27	209,364	206,542,493
2.75%, 02/15/28	222,702	218,152,267

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 05/31/29	$226,276	$218,020,463
2.75%, 08/15/32	407,350	374,443,758
2.88%, 05/15/28	252,994	247,647,526
2.88%, 08/15/28	219,930	214,637,934
2.88%, 04/30/29	201,320	194,855,742
2.88%, 05/15/32	489,500	455,082,031
3.13%, 08/31/27	239,200	236,817,343
3.13%, 11/15/28	207,515	203,137,730
3.13%, 08/31/29	208,900	202,910,446
3.25%, 06/30/27	293,918	291,862,869
3.25%, 06/30/29	235,320	229,859,842
3.38%, 09/15/27	326,860	324,548,998
3.38%, 11/30/27	347,788	344,812,781
3.38%, 12/31/27(c)	346,763	343,525,641
3.38%, 02/29/28(c)	364,340	360,611,210
3.38%, 09/15/28	290,084	285,982,032
3.38%, 05/15/33	472,976	447,184,027
3.50%, 09/30/27	281,726	280,097,272
3.50%, 10/31/27	77,878	77,382,136
3.50%, 01/31/28(c)	425,074	421,719,903
3.50%, 04/30/28	184,772	183,061,416
3.50%, 10/15/28	201,998	199,567,712
3.50%, 11/15/28	206,274	203,695,575
3.50%, 12/15/28	214,147	211,386,512
3.50%, 01/15/29	193,008	190,414,455
3.50%, 02/15/29	151,067	148,966,225
3.50%, 03/15/29	167,731	165,359,180
3.50%, 09/30/29	271,844	266,980,542
3.50%, 01/31/30	278,767	273,126,325
3.50%, 04/30/30	202,861	198,455,113
3.50%, 11/30/30	379,305	369,644,576
3.50%, 02/28/31	439,138	427,336,166
3.50%, 02/15/33	446,172	426,233,689
3.63%, 08/31/27	227,212	226,324,453
3.63%, 03/31/28	196,026	194,739,579
3.63%, 05/31/28	192,612	191,205,029
3.63%, 08/15/28	202,578	200,916,228
3.63%, 08/31/29	268,674	265,000,724
3.63%, 03/31/30	198,200	194,901,829
3.63%, 08/31/30	456,298	447,528,523
3.63%, 09/30/30	397,832	390,092,926
3.63%, 10/31/30	386,285	378,559,300
3.63%, 12/31/30	427,182	418,237,877
3.63%, 09/30/31	182,477	177,758,260
3.75%, 06/30/27	326,913	326,351,118
3.75%, 08/15/27	326,609	325,881,785
3.75%, 04/15/28(c)	260,217	259,048,056
3.75%, 04/30/28(c)	218,275	217,277,416
3.75%, 05/15/28	310,244	308,765,495
3.75%, 12/31/28	238,623	236,926,541
3.75%, 05/31/30	184,698	182,288,269
3.75%, 06/30/30	184,750	182,238,555
3.75%, 12/31/30	188,697	185,704,384
3.75%, 01/31/31	365,956	360,066,396
3.75%, 08/31/31	201,394	197,444,791
3.75%, 10/31/32	217,276	211,199,062
3.75%, 11/30/32	231,228	224,634,390
3.75%, 02/28/33	215,954	209,424,767
3.88%, 07/31/27	229,155	228,975,973
3.88%, 10/15/27	327,583	327,224,706
3.88%, 11/30/27	182,727	182,455,766
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 12/31/27	$201,257	$200,911,090
3.88%, 03/15/28(c)	281,071	280,500,075
3.88%, 03/31/28	34,400	34,326,094
3.88%, 06/15/28	499,104	497,778,255
3.88%, 07/15/28	504,499	503,040,685
3.88%, 04/15/29	144,072	143,407,919
3.88%, 05/15/29	144,003	143,327,986
3.88%, 09/30/29	280,787	279,032,081
3.88%, 11/30/29	192,418	191,095,126
3.88%, 12/31/29	274,278	272,328,056
3.88%, 04/30/30	292,824	290,421,930
3.88%, 06/30/30	398,270	394,754,025
3.88%, 07/31/30	335,718	332,675,556
3.88%, 03/31/31	415,378	410,704,997
3.88%, 04/30/31	444,555	439,449,566
3.88%, 08/31/32	241,457	236,665,588
3.88%, 09/30/32	147,040	144,064,738
3.88%, 12/31/32	223,635	218,725,514
3.88%, 08/15/33	489,475	476,702,762
3.88%, 08/15/34	569,018	550,258,188
4.00%, 12/15/27	300,320	300,425,580
4.00%, 02/29/28	232,563	232,599,338
4.00%, 06/30/28	200,945	200,897,905
4.00%, 01/31/29	231,306	231,016,867
4.00%, 07/31/29	288,990	288,425,568
4.00%, 10/31/29	278,535	277,816,903
4.00%, 02/28/30	559,636	557,755,976
4.00%, 03/31/30	304,708	303,660,566
4.00%, 05/31/30	409,084	407,486,016
4.00%, 07/31/30	181,844	181,062,640
4.00%, 01/31/31	187,728	186,642,697
4.00%, 04/30/32	160,198	158,433,320
4.00%, 06/30/32	150,000	148,207,032
4.00%, 07/31/32	230,778	227,875,247
4.00%, 01/31/33	183,604	180,778,221
4.00%, 02/15/34	538,515	526,987,413
4.00%, 11/15/35	543,414	525,668,137
4.13%, 09/30/27	267,000	267,594,492
4.13%, 10/31/27	169,710	170,067,983
4.13%, 11/15/27(c)	294,358	294,955,915
4.13%, 07/31/28	192,105	192,525,230
4.13%, 03/31/29	264,770	265,287,130
4.13%, 10/31/29	298,820	299,193,525
4.13%, 11/30/29	302,584	302,985,871
4.13%, 08/31/30	177,479	177,465,135
4.13%, 03/31/31	181,787	181,630,778
4.13%, 07/31/31	180,913	180,644,458
4.13%, 10/31/31	152,228	151,823,644
4.13%, 11/30/31	146,902	146,500,316
4.13%, 02/29/32	153,207	152,608,535
4.13%, 03/31/32	163,610	162,945,334
4.13%, 05/31/32	171,459	170,615,101
4.13%, 11/15/32	393,696	390,927,825
4.13%, 04/30/33	201,685	199,809,961
4.13%, 02/15/36	526,764	514,006,434
4.25%, 01/15/28	306,551	307,772,416
4.25%, 02/15/28	299,751	301,015,575
4.25%, 02/28/29	310,929	312,532,228
4.25%, 06/30/29	310,552	312,201,807
4.25%, 01/31/30	321,958	323,618,096
4.25%, 02/28/31	191,977	192,891,891

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 06/30/31	$203,146	$204,018,894
4.25%, 03/31/33	179,538	179,285,525
4.25%, 11/15/34	568,556	563,669,972
4.25%, 05/15/35	541,041	535,038,826
4.25%, 08/15/35	539,897	533,317,005
4.38%, 07/15/27	286,778	288,178,282
4.38%, 08/31/28	199,192	200,670,379
4.38%, 11/30/28	238,527	240,427,762
4.38%, 12/31/29	271,409	273,974,665
4.38%, 11/30/30	171,290	172,989,519
4.38%, 01/31/32	160,915	162,348,149
4.38%, 05/15/34	523,085	524,310,980
4.38%, 05/15/36	211,941	210,881,295
4.50%, 05/31/29	268,734	272,030,192
4.50%, 12/31/31	225,022	228,450,071
4.50%, 11/15/33	538,542	544,937,186
4.63%, 06/15/27	224,581	226,203,948
4.63%, 09/30/28	197,522	200,129,909
4.63%, 04/30/29	287,750	292,201,133
4.63%, 09/30/30	182,484	186,090,911
4.63%, 04/30/31	199,727	203,924,389
4.63%, 05/31/31	197,795	201,951,787
4.63%, 02/15/35	563,326	573,096,185
4.88%, 10/31/28	203,733	207,616,660
4.88%, 10/31/30	178,613	183,943,482
		62,728,709,818
Total U.S. Government & Agency Obligations — 69.9% (Cost: $101,342,860,967)		95,719,270,161
Total Long-Term Investments — 98.5% (Cost: $142,869,404,199)		135,060,488,525
	Shares
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(j)(k)	3,790,382,124	3,791,519,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(j)(k)(l)	857,162,198	857,162,198
Total Short-Term Securities — 3.4% (Cost: $4,647,519,432)		4,648,681,436
Total Investments Before TBA Sales Commitments — 101.9% (Cost: $147,516,923,631)		139,709,169,961
Security	Par (000)	Value
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.50%, 06/22/56	$(4,400)	$(4,427,136)
Uniform Mortgage-Backed Securities, 5.00%, 06/11/56	$(43,725)	(43,014,064)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(47,261,371))		(47,441,200)
Total Investments, Net of TBA Sales Commitments — 101.9% (Cost: $147,469,662,260)		139,661,728,761
Liabilities in Excess of Other Assets — (1.9)%		(2,621,244,289)
Net Assets — 100.0%		$137,040,484,472

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$4,509,857,373	$—	$(717,443,569)(a)	$(467,095)	$(427,471)	$3,791,519,238	3,790,382,124	$35,468,186	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	936,371,511	—	(79,209,313)(a)	—	—	857,162,198	857,162,198	1,159,127 (b)	—
				$(467,095)	$(427,471)	$4,648,681,436		$36,627,313	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$468,038,432	$—	$468,038,432
Collateralized Mortgage Obligations	—	1,427,755,370	—	1,427,755,370
Corporate Bonds & Notes	—	33,728,275,783	—	33,728,275,783
Foreign Government Obligations	—	3,167,918,945	—	3,167,918,945
Municipal Debt Obligations	—	549,229,834	—	549,229,834
U.S. Government & Agency Obligations	—	95,719,270,161	—	95,719,270,161
Short-Term Securities
Money Market Funds	4,648,681,436	—	—	4,648,681,436
Liabilities
Investments
TBA Sales Commitments	—	(47,441,200)	—	(47,441,200)
	$4,648,681,436	$135,013,047,325	$—	$139,661,728,761

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core U.S. Aggregate Bond ETF

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced